UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                          File No.  333-52579

     Pre-Effective Amendment No.                                                                                                 |_|


     Post-Effective Amendment No. 13                                                                                             |X|


                                                 (Check appropriate box or boxes.)


                                                  NATIONWIDE VARIABLE ACCOUNT - 9
------------------------------------------------------------------------------------------------------------------------------------
                                                     (Exact Name of Registrant)


                                                 NATIONWIDE LIFE INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
                                                        (Name of Depositor)


                                             ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
------------------------------------------------------------------------------------------------------------------------------------
                                  (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code           (614) 249-7111
                                                            -------------------------------------------------------------------



                             PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
------------------------------------------------------------------------------------------------------------------------------------
                                              (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering         JULY 1, 2004
                                                     --------------------------------------------------------------------------



It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)


|X|  on July 1, 2004 pursuant to paragraph (b)


|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered       MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                           ------------------------------------------------------------------------------------


Nationwide Life Insurance Company:                                    Nationwide Life and Annuity Insurance Company:
o        Nationwide Variable Account-9                                o        Nationwide VA Separate Account-D
o        Nationwide Variable Account-12

                        Supplement dated July 1, 2004 to
                          prospectus dated May 1, 2004

--------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

Effective August 1, 2004, the following underlying mutual funds are available under the contracts:

W&R TARGET FUNDS, INC.

o    Mortgage Securities Portfolio

o    Real Estate Securities Portfolio


Accordingly, effective August 1, 2004, "Appendix A: Underlying Mutual Funds" is amended to include the following:

W&R TARGET FUNDS, INC. - MORTGAGE SECURITIES PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            A high level of current income consistent with prudent investment risk.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - REAL ESTATE SECURITIES PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9

                  The date of this prospectus is May 1, 2004.

--------------------------------------------------------------------------------

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2004) which contains additional information about the contracts and the variable account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 30.

For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-848-6331 (TDD 1-800-238-3035) or write:

                              Nationwide Life Insurance Company
                              One Nationwide Plaza, RR1-04-F4
                              Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: WWW.BESTOFAMERICA.COM.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP International Fund: Class III+
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares
o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares

FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class
o    VIP High Income Portfolio: Service Class*
o    VIP Overseas Portfolio: Service Class R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R)Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Comstock GVIT Value Fund: Class I
o    Dreyfus GVIT International Value Fund: Class III+
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Federated GVIT High Income Bond Fund: Class I*
o    Gartmore GVIT Emerging Markets Fund: Class III+
o    Gartmore GVIT Global Health Sciences Fund: Class III+
o    Gartmore GVIT Global Technology and Communications Fund: Class III+
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Growth Fund: Class I
o    Gartmore GVIT International Growth Fund: Class III+
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Mid Cap Growth Fund: Class I
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R)Fund: Class I
o    Gartmore GVIT Nationwide(R)Leaders Fund: Class III+
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o    Gartmore GVIT Worldwide Leaders Fund: Class III+
o    GVIT Small Cap Growth Fund: Class I
o    GVIT Small Cap Value Fund: Class I
o    GVIT Small Company Fund: Class I
o    J.P. Morgan GVIT Balanced Fund: Class I
o    Van Kampen GVIT Multi Sector Bond Fund: Class I*

J.P. MORGAN SERIES TRUST II
o    J. P. Morgan Mid Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Guardian Portfolio
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Partners Portfolio
o    AMT Socially Responsive Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Initial Class
o    Oppenheimer Capital Appreciation Fund/VA: Initial Class
o    Oppenheimer Global Securities Fund/VA: Class III+
o    Oppenheimer Main Street(R) Fund/VA: Initial Class

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    U.S. Real Estate Portfolio: Class I

W&R TARGET FUNDS, INC.
o    Asset Strategy Portfolio
o    Balanced Portfolio
o    Bond Portfolio
o    Core Equity Portfolio
o    Dividend Income Portfolio
o    Growth Portfolio
o    High Income Portfolio
o    International Portfolio
o    International II Portfolio
o    Limited-Term Bond Portfolio
o    Micro Cap Growth Portfolio
o    Money Market Portfolio
o    Science and Technology Portfolio
o    Small Cap Growth Portfolio (formerly, Small Cap Portfolio)
o    Small Cap Value Portfolio
o    Value Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2000:

CREDIT SUISSE TRUST
o    Large Cap Value Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Growth Opportunities Portfolio: Service Class

VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund: Class R+
o    Worldwide Hard Assets Fund: Class R+

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Mid Cap Growth Portfolio: Class I

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

DREYFUS
o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Global Financial Services Fund: Class III+
o    Gartmore GVIT Global Utilities Fund: Class III+

JANUS ASPEN SERIES
o    Capital Appreciation Portfolio: Service Shares
o    Global Technology Portfolio: Service II Shares+
o    International Growth Portfolio: Service II Shares+
o Risk-Managed Core Portfolio: Service Shares (formerly, Risk-Managed Large Cap Core Portfolio: Service Shares)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Mid-Cap Growth Portfolio: Class I

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP International Fund: Class I

CREDIT SUISSE TRUST
o    Global Post-Venture Capital Portfolio
o    International Focus Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Overseas Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Emerging Markets Fund: Class I
o    Gartmore GVIT Global Technology and Communications Fund: Class I
o    Gartmore GVIT International Growth Fund: Class I

JANUS ASPEN SERIES
o    Global Technology Portfolio: Service Shares
o    International Growth Portfolio: Service Shares

EFFECTIVE MAY 1, 2003 THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Worldwide Leaders Fund: Class I

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Global Securities Fund/VA: Initial Class

EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Emerging Markets Debt Portfolio: Class I

VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Emerging Markets Fund: Initial Class
o    Worldwide Hard Assets Fund: Initial Class

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS...................................
TABLE OF CONTENTS...........................................
CONTRACT EXPENSES...........................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................
EXAMPLE.....................................................
SYNOPSIS OF THE CONTRACTS...................................
FINANCIAL STATEMENTS........................................
CONDENSED FINANCIAL INFORMATION.............................
NATIONWIDE LIFE INSURANCE COMPANY...........................
NATIONWIDE INVESTMENT SERVICES CORPORATION..................
WADDELL & REED, INC. .......................................
INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options

THE CONTRACT IN GENERAL.....................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Fund
     Profitability

STANDARD CHARGES AND DEDUCTIONS.............................
     Mortality and Expense Risk Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND    DEDUCTIONS.......
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Beneficiary Protector Option
     Capital Preservation Plus Option

REMOVAL OF VARIABLE ACCOUNT CHARGES.........................
CONTRACT OWNERSHIP..........................................

     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT...................................

     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers
     Transfer Restrictions

RIGHT TO REVOKE.............................................
SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement Program
        or a Louisiana Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE.....................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT..................................................
CONTRACT OWNER SERVICES.....................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE...................................
ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options
DEATH BENEFITS..............................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS......................................
LEGAL PROCEEDINGS...........................................
ADVERTISING ................................................

     Money Market Yields
     Historical Performance of the Sub-Accounts

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION............................................
APPENDIX A: UNDERLYING MUTUAL FUNDS.........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION.................

APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

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                                                  CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25  1
ANNUAL LOAN INTEREST CHARGE..............................................................................................     2.25%2
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................     5%   3
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)...................................................     1%

------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)4

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     1.20%
     DEATH BENEFIT OPTIONS 5 (an applicant may elect one or two)
         ONE-YEAR ENHANCED DEATH BENEFIT AND SPOUSAL PROTECTION OPTION 6 (available beginning January 2, 2001 or a later
         date if state law requires).....................................................................................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.35%
         ONE-YEAR STEP UP DEATH BENEFIT OPTION 7 (available until state approval is received for the One-Year Enhanced Death
         Benefit and Spousal Protection Option)..........................................................................     0.10%
         Total Variable Account Charges (including this option only).....................................................     1.30%
         GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT AND SPOUSAL PROTECTION OPTION 8 (available beginning January 2,
         2001 or a later date if state law requires).....................................................................     0.20%
         Total Variable Account Charges (including this option only).....................................................     1.40%
         5% ENHANCED DEATH BENEFIT OPTION9 (available until state approval is received for the Greater of One-Year or 5%
         Enhanced Death Benefit and Spousal Protection Option)...........................................................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.35%

-----------------------------------------------------------------------------------------------------------------------------

     GUARANTEED MINIMUM INCOME BENEFIT OPTIONS 10 (no longer available effective
     May 1, 2003) (applicant could elect one)

         GUARANTEED MINIMUM INCOME BENEFIT OPTION 1......................................................................     0.45%
         Total Variable Account Charges (including this option only).....................................................     1.65%
         GUARANTEED MINIMUM INCOME BENEFIT OPTION 2......................................................................     0.30%
         Total Variable Account Charges (including this option only).....................................................     1.50%
------------------------------------------------------------------------------------------------------------------------------------
                                                       (CONTINUED ON NEXT PAGE)
------------------------------------------------------------------------------------------------------------------------------------

-----------

1 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

2 The loan interest rate is determined, based on market conditions, at the time of loan appliation or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 These charges apply only to sub-account allocations. They do not apply to allocations made to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

5 Not all optional benefits are available in every state. Unless otherwise indicated, optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract. Except as otherwise noted, optional benefit charges will only apply to allocations made to the sub-accounts and are charged daily as a percentage of the average daily variable account value.

6    This option may not be elected with another death benefit option.

7 This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

8    This option may not be elected with another death benefit option.

9 This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

10   Effective May 1, 2003, these options are no longer available.

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                                                 RECURRING CONTRACT EXPENSES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
     BENEFICIARY PROTECTOR OPTION.........................................................................................  0.40%  1
     Total Variable Account Charges (including this option only)..........................................................  1.60%
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.
     CAPITAL PRESERVATION PLUS OPTION.....................................................................................  0.50%  2
     Total Variable Account Charges (including this option only)..........................................................  1.70%

         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

------------------------------------------------------------------------------------------------------------------------------------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk Charge (applicable to all contracts)...........................................................  1.20%
One-Year Step Up Death Benefit Option.....................................................................................  0.10%
5% Enhanced Death Benefit Option..........................................................................................  0.15%
Guaranteed Minimum Income Benefit Option 1................................................................................  0.45%
Beneficiary Protector Option .............................................................................................  0.40%
Capital Preservation Plus Option..........................................................................................  0.50%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES...........................................................................  2.80%
------------------------------------------------------------------------------------------------------------------------------------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses as of December 31, 2003 charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

------------------------------------------------------------------------------------------------------------------------------------
Total Annual Underlying Mutual Fund Operating Expenses                                                      Minimum        Maximum
------------------------------------------------------------------------------------------------------------------------------------

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution      0.27%          2.62%
(12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)

------------------------------------------------------------------------------------------------------------------------------------


The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o    American Century Variable Portfolios, Inc. - VP International Fund: Class
     III

o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R

o    GVIT - Dreyfus GVIT International Value: Fund: Class III

o    GVIT - Gartmore GVIT Emerging Markets Fund: Class III

o    GVIT - Gartmore GVIT Global Financial Services Fund: Class III

o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class III

o    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class III

o    GVIT - Gartmore GVIT Global Utilities Fund: Class III

o    GVIT - Gartmore GVIT International Growth Fund: Class III

o    GVIT - Gartmore GVIT Nationwide Leaders Fund: Class III

o    GVIT - Gartmore GVIT U.S. Growth Leaders Fund: Class III

o    GVIT - Gartmore GVIT Worldwide Leaders Fund: Class III

o    Janus Aspen Series - Global Technology Portfolio: Service II Shares

o    Janus Aspen Series - International Growth Portfolio: Service II Shares

o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class III

o    Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class
     R

o    Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R

-----------

1 The Beneficiary Protector Option is available for contracts with annuitants age 70 or younger at the time the option is elected.

2 The Capital Preservation Plus Option may be elected by any contract owner or applicant until May 1, 2005. Effective May 1, 2005, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds; and

o the total variable account charges associated with the most expensive combination of optional benefits (2.80%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.



------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (2.62%)        569    1,696  2,806   5,517    569   1,696   2,806   5,517     *    1,696   2,806    5,517
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.27%)        322     984   1,670   3,494    322    984    1,670   3,494     *     984    1,670    3,494
------------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."


The contracts can be categorized as:
o    Individual Retirement Annuities ("IRAs");
o    Investment-only Contracts (Qualified Plans);
o    Non-Qualified Contracts;
o    Roth IRAs;
o    Simplified Employee Pension IRAs ("SEP IRAs"); and
o    Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract and no sales loads will be assessed on the new contract.




MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- -------------------- ----------------------
     CONTRACT          MINIMUM INITIAL     MINIMUM SUBSEQUENT
       TYPE           PURCHASE PAYMENT          PAYMENTS
-------------------- -------------------- ----------------------
IRA                        $15,000               $1,000
-------------------- -------------------- ----------------------
Investment-only            $15,000               $1,000
-------------------- -------------------- ----------------------
Non-Qualified              $15,000               $1,000
-------------------- -------------------- ----------------------
Roth IRA                   $15,000               $1,000
-------------------- -------------------- ----------------------
SEP IRA                    $15,000               $1,000
-------------------- -------------------- ----------------------
Tax Sheltered              $15,000               $1,000
Annuity
-------------------- -------------------- ----------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES


Mortality and Expense Risk Charge


Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.


Sales Charge


Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

---------------------------------------------------- -------------
DEATH BENEFIT OPTIONS                                  CHARGE*
---------------------------------------------------- -------------
One-Year Enhanced Death Benefit and Spousal             0.15%
Protection Option 1
---------------------------------------------------- -------------
One-Year Step Up Death Benefit Option 2                  0.10%
---------------------------------------------------- -------------
Greater of One-Year or 5% Enhanced Death Benefit        0.20%
and Spousal Protection Option 3
---------------------------------------------------- -------------
5% Enhanced Death Benefit Option 4                       0.15%
---------------------------------------------------- -------------

*The charges shown are the annualized rates charges as a percentage of the daily net assets of the variable account.

1 The One-Year Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2 The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option. This option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.

3 The Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4 The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One Year or 5% Enhanced Death Benefit and Spousal Protection Option. This option may be elected along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options


For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").


Beneficiary Protector Option


A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."


Capital Preservation Plus Option

A Capital Preservation Plus Option is available to all applicants and contract owners until May 1, 2005. Effective May 1, 2005, the Option may only be elected within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits


Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS


Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


TAXATION


How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").



TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS


Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


CONDENSED FINANCIAL INFORMATION


The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation units. All classes of accumulation units may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


WADDELL & REED, INC.

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.


The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.


Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.


Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.0% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.



STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.


If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.


PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.


SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.


New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

DEATH BENEFIT OPTIONS


The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state. Nationwide may realize a profit from the charge assessed for these options.




One-Year Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.


If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


This optional benefit has a spousal protection feature, which is discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option for an additional charge equal to an annualized rate of 0.10% of the daily net assets of the variable account.

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.


If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


This optional benefit has a spousal protection feature, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option both include a Spousal Protection Feature. The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:


1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)   The spouses must be co-annuitants;

3)   Both co-annuitants must be age 85 or younger at the time of issue;

4)   The spouses must each be named as beneficiaries;

5) No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Nationwide may realize a profit from the charges assessed for this option.


The Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

BENEFICIARY PROTECTOR OPTION


For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Nationwide may realize a profit from the charge assessed for this option.


The Beneficiary Protector Option provides that upon the death of the annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has Spousal Protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.


The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b)   continue the contract in accordance with the "Required Distributions"
     section in Appendix C.


Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b=   purchase payments, proportionately adjusted for withdrawals; and

c= any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a= contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b= the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c= purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d= any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.


In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same. All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.


When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges


The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charges assessed for this option.


All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among the underlying funds. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options, among underlying mutual funds. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability


The Capital Preservation Plus Option may be elected by any contract owner or applicant until May 1, 2005. Effective May 1, 2005, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued.


Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.


During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o    Nationwide will not permit loans to be taken from the contract.


o No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

o If the contract is surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

The following underlying mutual funds ONLY are available when the Capital Preservation Plus Option is elected:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class I
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

DREYFUS
o    Dreyfus Stock Index Fund, Inc.: Initial Shares

o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares

FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class
o    VIP Growth Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R)Portfolio: Service Class
o    VIP II Investment Grade Bond Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Value Strategies Portfolio: Service Class


GARTMORE VARIABLE INSURANCE TRUST
o    Comstock GVIT Value Fund: Class I
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Growth Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Mid Cap Growth Fund: Class I
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide(R)Fund: Class I
o    Gartmore GVIT Nationwide Leaders Fund: Class III
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III
o    J.P. Morgan GVIT Balanced Fund: Class I

J.P. MORGAN SERIES TRUST II
o    J.P. Morgan Mid Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Guardian Portfolio
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Partners Portfolio
o    AMT Socially Responsive Portfolio


OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Initial Class
o    Oppenheimer Capital Appreciation Fund/VA: Initial Class
o    Oppenheimer Main Street(R)Fund/VA: Initial Class


W&R TARGET FUNDS, INC.
o    Asset Strategy Portfolio
o    Balanced Portfolio
o    Bond Portfolio
o    Core Equity Portfolio
o    Dividend Income Portfolio
o    Growth Portfolio
o    Limited-Term Bond Portfolio
o    Money Market Portfolio
o    Value Portfolio


--------------------------------------------------------------------------------
IN ADDITION TO THE ABOVE UNDERLYING MUTUAL FUNDS, THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2000:
--------------------------------------------------------------------------------

CREDIT SUISSE TRUST
o    Large Cap Value Portfolio

--------------------------------------------------------------------------------
IN ADDITION TO THE ABOVE UNDERLYING MUTUAL FUNDS, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2002:
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Growth Opportunities Portfolio: Service Class
VAN KAMPEN
   The Universal Institutional Funds, Inc.
o    Mid Cap Growth Portfolio: Class I

--------------------------------------------------------------------------------

IN ADDITION TO THE ABOVE UNDERLYING MUTUAL FUNDS, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2004:
--------------------------------------------------------------------------------

DREYFUS
o The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares JANUS ASPEN SERIES
o    Capital Appreciation Portfolio: Service Shares
o    Risk-Managed Core Portfolio: Service Shares
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Mid-Cap Growth Portfolio: Class I
STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS


Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.


Fulfilling the Return of Principal Guarantee


At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.


Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.


REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the benefit is applied. Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%. Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.


CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person (e.g. a trust or corporation) and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.


ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- --------------------- ---------------------
     CONTRACT          MINIMUM INITIAL      MINIMUM SUBSEQUENT
       TYPE            PURCHASE PAYMENT          PAYMENTS
-------------------- --------------------- ---------------------
IRA                        $15,000                $1,000
-------------------- --------------------- ---------------------
Investment-only            $15,000                $1,000
-------------------- --------------------- ---------------------
Non-Qualified              $15,000                $1,000
-------------------- --------------------- ---------------------
Roth IRA                   $15,000                $1,000
-------------------- --------------------- ---------------------
SEP IRA                    $15,000                $1,000
-------------------- --------------------- ---------------------
Tax Sheltered              $15,000                $1,000
Annuity
-------------------- --------------------- ---------------------

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;
     and

2)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.20% to 2.80% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.


Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)   subtracting charges deducted in accordance with the contract.

TRANSFERS

Prior to Annuitization, contract owners can transfer allocations without penalty or adjustment subject to the following conditions:

o    transfers among the sub-accounts are limited to 12 times per year; and

o transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfer Requests


Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made from a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.


In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)   they have been identified as engaging
                                         in harmful trading practices; and
                                   (2)   if their transfer events exceed 11
                                         in 2 consecutive calendar
                                         quarters, the contract owner will be
                                         limited to submitting transfer
                                         requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
                                   submitting transfer requests
                                   via U.S. mail.
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.


RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.


Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.


PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.


Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.


FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participants retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ ---------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ ---------------------------------

---------------- ------------ ---------------------------------
ERISA PLANS      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ ---------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, the loan processing fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.


Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.



DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING


Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Guaranteed Term Options. Each Asset Rebalancing reallocation is considered a transfer event. Requests for Asset Rebalancing must be on a Nationwide form.


Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity Variable Insurance Products Fund - VIP High Income Portfolio:
Service Class, GVIT - Gartmore GVIT Government Bond Fund: Class I, GVIT - Federated GVIT High Income Bond Fund: Class I, GVIT - Gartmore GVIT Money Market
Fund: Class I, and W&R Target Funds, Inc. - Money Market Portfolio to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.


Transfers may occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.


Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.


ANNUITIZING THE CONTRACT

ANNUITIZATION DATE


The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.


The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix
C).


ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.


FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.


VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A
           GUARANTEED MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.


Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIBS")

GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)   after the contract has been in effect for 7 years; and

2)   the annuitant has attained age 60.

Annuity Payment Options that May Be Used With the Guaranteed Annuitization Value


The contract owner may elect any life contingent FIXED PAYMENT ANNUITY OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.
--------------------------------------------------------------------------------
 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB
                           OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    GMIB may not be approved in all state jurisdictions.
--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.

     Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS


If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.


If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.


Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.



DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.


The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.


If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select an optional death benefit at the time of application (not all death benefit options may be available in all states). If no optional death benefit is elected at the time of application, the death benefit will be the standard contractual death benefit.


Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


One-Year Enhanced Death Benefit with Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered;

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)   the 5% Interest Anniversary Value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.


Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts. Among the legal proceedings to which Waddell & Reed, Inc. is a party are the following proceedings relating to the distribution of variable annuities:

On March 19, 2002, a jury found in favor of United Investors Life Insurance Company (UILIC) in a civil lawsuit filed by UILIC on May 4, 2000, in Alabama District Court against Waddell & Reed, Inc. and certain of its affiliated companies and assessed compensatory damages in the amount of $50 million. The lawsuit primarily involved the enforceability of a letter agreement signed by UILIC and Waddell & Reed, Inc. in July of 1999 and claims by UILIC that Waddell & Reed, Inc. tortiously interfered with its business relations by recommending to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. On April 18, 2003, the Alabama Supreme Court reversed the $50 million verdict against Waddell & Reed, Inc. and entered judgment as a matter of law in favor of Waddell & Reed, Inc. and its affiliates on the tortious interference, fraudulent suppression and promissory fraud claims. The remaining claims were remanded for a new trial. On March 17, 2004, after a new trial on the remaining counts, a jury found in favor of UILIC, awarded no compensatory damages, but awarded punitive damages of $15 million against Waddell & Reed, Inc. and $30 million against two affiliated companies on UILIC's conversion claim. The jury denied UILIC's claim for fraud. Waddell & Reed, Inc. plans to contest the jury's verdict through post-trial motions and, if necessary, will appeal the verdict.

UILIC has also filed a civil lawsuit against Waddell & Reed, Inc. and certain of its affiliated companies in the Superior Court of the State of California on October 10, 2001, alleging violation of California Business and Professions Code
Section 17200, et seq. in connection with the same events that served as the basis for its Alabama lawsuit. UILIC seeks injunctive and monetary relief for alleged improper sales practices in connection with recommendations to certain customers residing in California that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. Waddell & Reed, Inc. denies any violation of the California Business and Professions Code and intends to vigorously defend itself in this lawsuit.

On January 14, 2004, the NASD commenced an enforcement action against Waddell & Reed, Inc., its former president and current national sales manager based upon the events at issue in the lawsuits filed by UILIC alleging that violations of NASD rules occurred in connection with clients' exchanges of their variable annuity contracts. Specifically, the NASD has alleged in its complaint that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into certain exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures that were reasonably designed to achieve compliance with the requirements of the NASD's suitability rule and failed to maintain books and records regarding certain exchange orders that were rejected by the firm. Waddell & Reed, Inc. denies the NASD's allegations and believes that the challenged exchanges were beneficial for Waddell & Reed's clients, that the firm's supervisory procedures and guidelines were consistent with NASD rules and guidance and that all required books and records were preserved.

ADVERTISING


MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.



HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.



            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            Page

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................1
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements.........................................................214

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
This underlying mutual fund is only available for contracts issued before May 1,
2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------



DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
This underlying mutual fund is only available for contracts issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
This underlying mutual fund is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
This underlying mutual fund is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
Effective May 1, 2002, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND: CLASS II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATELY                                         and income.  The Fund invests in a target allocation mix of 30%
CONSERVATIVE FUND: CLASS                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital.  The Fund invests in a target allocation mix of 40% large
FUND: CLASS II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.  The Fund invests in a
AGGRESSIVE FUND: CLASS II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS AGGRESSIVE                                         and income.  The Fund invests in a target allocation mix of 30%
FUND: CLASS II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
Effective May 1, 2003, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

J.P. MORGAN SERIES TRUST II - J.P MORGAN MID CAP VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------



JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
Effective May 1, 2002, this underlying mutual fund is not available to received transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
Effective May 1, 2002, this underlying mutual fund is not available to received transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
This underlying mutual fund is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------



OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
Effective May 1, 2003, this underlying mutual fund is not available to received transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
This underlying mutual fund is only available for contracts issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: CLASS R
This underlying mutual fund is only available for contracts issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: CLASS R
This underlying mutual fund is only available for contracts issued before May 1, 2002
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
Effective May 1, 2004, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
This underlying mutual fund is only available for contracts issued before May 1, 2002
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income with a secondary goal of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable return with emphasis on preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - DIVIDEND INCOME PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - HIGH INCOME PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income with secondary goal of capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation and goal of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - LIMITED-TERM BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wall Street Associates
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - MONEY MARKET PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     State Street Research & Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term accumulation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B: CONDENSED FINANCIAL INFORMATION (BOA)

The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all available optional benefits available on December 31, 2003 (the maximum variable account charge of 2.80%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contracts, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:


                           CALLING:     1-800-848-6331, TDD 1-800-238-3035

                           WRITING: Nationwide Life Insurance Company One Nationwide Plaza, RR1-04-F4 Columbus, Ohio 43215


The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

Additionally, the J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio, Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund:
Class R, and Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund:
Class R were added to the variable account effective May 1, 2004. Therefore, no accumulation unit value information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)

   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 9.233496           11.800602           27.80%             1,046,056          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth Fund:
Class I - Q/NQ
                                11.591056            9.233496          -20.34%             1,224,719          2002
                                12.802086           11.591056           -9.46%             1,377,248          2001
                                14.495483           12.802086          -11.68%             1,188,175          2000
                                12.431326           14.495483           16.60%               435,194          1999
                                10.000000           12.431326           24.31%                 2,542          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 7.995327            9.835624           23.02%               755,260          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
                                10.162935            7.995327          -21.33%             1,013,393          2002
                                14.524713           10.162935          -30.03%             1,961,011          2001
                                17.674116           14.524713          -17.82%             1,524,024          2000
                                10.904652           17.674116           62.08%               800,500          1999
                                10.000000           10.904652            9.05%                   223          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 8.049901            9.902768           23.02%               628,774          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
                                10.000000            8.049901          -19.50%               523,208          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 7.973718            9.839643           23.40%               237,657          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I -
Q/NQ
                                10.000000            7.973718          -20.26%                55,784          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                12.651422           16.119499           27.41%             1,935,045          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I -
Q/NQ
                                14.654697           12.651422          -13.67%             2,187,107          2002
                                13.147862           14.654697           11.46%             1,702,310          2001
                                11.263216           13.147862           16.73%               562,778          2000
                                11.497731           11.263216           -2.04%               182,255          1999
                                10.000000           11.497731           14.98%                 1,309          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                10.000000           10.240855            2.41%               243,075          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            7.559296           11.028092           45.89%                 8,102          2003
Global Post-Venture
Capital Portfolio - Q/NQ
                                11.620449            7.559296          -34.95%                 9,068          2002
                                16.482534           11.620449          -29.50%                22,334          2001
                                20.579437           16.482534          -19.91%                28,615          2000
                                12.739606           20.579437           61.54%                42,065          1999
                                10.000000           12.739606           27.40%                     3          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            7.285009            9.579453           31.50%                 7,014          2003
International Focus
Portfolio - Q/NQ
                                 9.206014            7.285009          -20.87%                 9,029          2002
                                11.989196            9.206014          -23.21%                31,201          2001
                                16.374564           11.989196          -26.78%                46,141          2000
                                10.801619           16.374564           51.29%               324,270          1999
                                10.000000           10.801619            8.02%                     0          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           10.004585           12.371997           23.66%                59,293          2003
Large Cap Value
Portfolio - Q/NQ
                                13.167262           10.004585          -24.02%                76,370          2002
                                13.203287           13.167262           -0.27%                93,872          2001
                                12.269490           13.203287            7.61%               100,945          2000
                                11.688738           12.269490            4.97%                41,592          1999
                                10.000000           11.688738           16.89%                    25          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment               7.613403           10.364013           36.13%               373,575          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
                                10.000000            7.613403          -23.87%                78,616          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially             7.739942            9.635655           24.49%               517,520          2003
Responsible Growth Fund,
Inc.: Initial Shares -
Q/NQ
                                11.025487            7.739942          -29.80%               597,585          2002
                                14.414394           11.025487          -23.51%               770,125          2001
                                16.397708           14.414394          -12.10%               794,428          2000
                                12.758878           16.397708           28.52%               267,898          1999
                                10.000000           12.758878           27.59%                 3,023          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index              8.790442           11.148445           26.82%             5,185,679          2003
Fund, Inc.: Initial
Shares - Q/NQ
                                11.460136            8.790442          -23.30%             5,523,412          2002
                                13.209188           11.460136          -13.24%             6,231,637          2001
                                14.736468           13.209188          -10.36%             5,480,063          2000
                                12.367188           14.736468           19.16%             2,643,256          1999
                                10.000000           12.367188           23.67%                29,704          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                 9.728623           11.646776           19.72%               906,739          2003
Investment Fund
-Appreciation Portfolio:
Initial Shares - Q/NQ
                                11.823034            9.728623          -17.71%               767,694          2002
                                13.195948           11.823034          -10.40%               803,464          2001
                                13.442893           13.195948           -1.84%               644,953          2000
                                12.207586           13.442893           10.12%               375,791          1999
                                10.000000           12.207586           22.08%                 3,300          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance             12.313044           12.730457            3.39%             2,970,535          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
                                11.401464           12.313040            8.00%             3,228,418          2002
                                10.684388           11.401464            6.71%             2,254,148          2001
                                 9.790385           10.684388            9.13%               924,949          2000
                                10.000000            9.790385           -2.10%                93,080          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                    10.236736           13.170455           28.66%             4,198,863          2003
Equity-Income Portfolio:
Service Class - Q/NQ
                                12.483021           10.236736          -17.99%             3,759,981          2002
                                13.313013           12.483021           -6.23%             3,313,379          2001
                                12.440601           13.313013            7.01%             2,161,872          2000
                                11.850451           12.440601            4.98%               927,286          1999
                                10.000000           11.850451           18.50%                 4,750          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth              8.695091           11.407069           31.19%             3,893,831          2003
Portfolio: Service Class
- Q/NQ
                                12.608518            8.695091          -31.04%             4,193,087          2002
                                15.512519           12.608518          -18.72%             5,367,579          2001
                                17.653733           15.512519          -12.13%             4,474,920          2000
                                13.015101           17.653733           35.64%             1,970,612          1999
                                10.000000           13.015101           30.15%                10,429          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High Income         7.554754            9.477262           25.45%             4,691,548          2003
Portfolio: Service Class
- Q/NQ
                                 7.379494            7.554754            2.37%             2,584,236          2002
                                 8.478210            7.379494          -12.96%             1,809,746          2001
                                11.087928            8.478210          -23.54%             1,428,006          2000
                                10.384114           11.087928            6.78%             2,068,984          1999
                                10.000000           10.384114            3.84%                 2,242          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            7.775040           11.000744           41.49%               502,898          2003
Portfolio: Service Class
- Q/NQ
                                 9.879361            7.775040          -21.30%               658,946          2002
                                12.702222            9.879361          -22.22%             1,245,153          2001
                                15.900927           12.702222          -20.12%               976,921          2000
                                11.296846           15.900927           40.76%               542,691          1999
                                10.000000           11.296846           12.97%                 4,196          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            7.734738           10.947388           41.54%               553,471          2003
Portfolio: Service Class
R - Q/NQ
                                10.000000            7.734738          -22.65%               267,256          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 11.039054           13.999044           26.81%             2,623,187          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
                                12.335838           11.039050          -10.51%             2,860,206          2002
                                14.247834           12.335838          -13.42%             2,560,723          2001
                                15.457984           14.247834           -7.83%             2,464,577          2000
                                12.602507           15.457984           22.66%             1,033,897          1999
                                10.000000           12.602507           26.03%                12,360          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 10.000000           10.135570            1.36%               127,064          2003*
Investment Grade Bond
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth          6.823011            8.740750           28.11%               456,212          2003
Opportunities Portfolio:
Service Class - Q/NQ
                                 8.844341            6.823011          -22.85%               599,897          2002
                                10.463173            8.844341          -15.47%               744,505          2001
                                12.785954           10.463173          -18.17%               831,500          2000
                                12.421717           12.785954            2.93%               708,815          1999
                                10.000000           12.421717           24.22%                 2,339          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value           7.448995           11.612918           55.90%               354,501          2003
Strategies Portfolio:
Service Class - Q/NQ
                                10.000000            7.448995          -25.51%               104,063          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT Value         7.914998           10.278230           29.86%               220,375          2003
Fund: Class I - Q/NQ
                                10.702140            7.914998          -26.04%               211,589          2002
                                12.331560           10.702140          -13.21%               219,542          2001
                                13.963829           12.331560          -11.69%               242,410          2000
                                11.927845           13.963829           17.07%                36,537          1999
                                10.000000           11.927845           19.28%                 1,552          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT               10.000000           13.706194           37.06%                25,231          2003*
International Value
Fund: Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid           13.601153           18.094597           33.04%               952,793          2003
Cap Index Fund: Class I
- Q/NQ
                                16.253946           13.601153          -16.32%               847,029          2002
                                16.670157           16.253646           -2.50%               774,456          2001
                                14.644558           16.670157           13.83%               500,113          2000
                                12.257790           14.644558           19.47%                61,967          1999
                                10.000000           12.257790           22.58%                     0          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT High        10.244088           12.375393           20.81%             2,237,026          2003
Income Bond Fund: Class
I - Q/NQ
                                10.044539           10.244088            1.99%             1,894,472          2002
                                 9.755865           10.044539            2.96%             1,162,748          2001
                                10.764664            9.755865           -9.37%               309,375          2000
                                10.558563           10.764664            1.95%               156,778          1999
                                10.000000           10.558563            5.59%                 1,173          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               6.815122           11.128016           63.28%                 8,385          2003
Emerging Markets Fund:
Class I - Q/NQ
                                 8.137235            6.815122          -16.25%                12,050          2002
                                 8.686950            8.137235           -6.33%               102,549          2001
                                10.000000            8.686950          -13.13%                    77          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.511024           12.261030           63.24%               187,507          2003
Emerging Markets Fund:
Class III - Q/NQ
                                10.000000            7.511024          -24.89%                46,964          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.820856           12.328333           39.76%                19,219          2003
Global Financial
Services Fund: Class III
- Q/NQ
                                10.000000            8.820856          -11.79%                20,185          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.445947           11.413172           35.13%                87,688          2003
Global Health Sciences
Fund: Class III - Q/NQ
                                10.000000            8.445947          -15.54%                30,246          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               1.919236            2.943564           53.37%                91,833          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
                                 3.395066            1.919236          -43.47%               109,735          2002
                                 6.000048            3.395066          -43.42%               263,235          2001
                                10.000000            6.000048          -40.00%                12,804          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.131516           10.934690           53.33%                72,808          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
                                10.000000            7.131516          -28.68%                51,674          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.938080            9.738560           22.68%                38,059          2003
Global Utilities Fund:
Class III - Q/NQ
                                10.000000            7.938080          -20.62%                 2,309          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              12.681945           12.780385            0.78%             3,639,856          2003
Government Bond Fund:
Class I - Q/NQ
                                11.565612           12.681945            9.65%             5,225,533          2002
                                10.914977           11.565612            5.96%             3,831,848          2001
                                 9.816007           10.914977           11.20%             2,634,608          2000
                                10.174058            9.816007           -3.52%             1,189,269          1999
                                10.000000           10.174058            1.74%                 1,182          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               4.633836            6.077202           31.15%               318,595          2003
Growth Fund: Class I -
Q/NQ
                                 6.580071            4.633836          -29.58%               423,119          2002
                                 9.268169            6.580071          -29.00%               593,660          2001
                                12.767993            9.268169          -27.41%               557,986          2000
                                12.392954           12.767993            3.03%               480,900          1999
                                10.000000           12.392954           23.93%                 2,759          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.772433           10.392529           33.71%                38,163          2003
International Growth
Fund: Class I - Q/NQ
                                 6.500996            7.772433          -22.28%                20,076          2002
                                 9.222891            6.500996          -29.51%                24,662          2001
                                10.000000            9.222891           -7.77%                 3,925          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               4.874649            6.531881           34.00%                 8,673          2003
International Growth
Fund: Class III - Q/NQ
                                10.000000            4.874649          -25.02%                 9,945          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.938018           10.595099            6.61%               634,001          2003
Investor Destinations
Conservative Fund: Class
II - Q/NQ
                                10.000000            9.938018           -0.62%               304,523          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.534557           10.710627           12.33%               647,159          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
                                10.000000            9.534557           -4.65%               373,572          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.037949           10.720050           18.61%               924,996          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
                                10.000000            9.037949           -9.62%               792,009          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.590418           10.748772           25.13%               358,022          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
                                10.000000            8.590418          -14.10%               218,737          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.238400           10.733522           30.29%                79,734          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
                                10.000000            8.238400          -17.62%                30,145          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid           8.149536           11.283480           38.46%               632,154          2003
Cap Growth Fund: Class I
- Q/NQ
                                13.096398            8.149536          -37.77%               562,544          2002
                                19.022019           13.096398          -31.15%               548,573          2001
                                22.750997           19.022019          -16.39%               584,573          2000
                                12.463581           22.750997           82.54%               154,804          1999
                                10.000000           12.463581           24.64%                     0          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Money        11.247296           11.181852           -0.58%             5,474,622          2003
Market Fund: Class I -
Q/NQ
                                11.247642           11.247296            0.00%            15,980,726          2002
                                10.989031           11.247642            2.35%            31,961,986          2001
                                10.489614           10.989031            4.76%            22,585,655          2000
                                10.126097           10.489614            3.59%             5,999,270          1999
                                10.000000           10.126097            1.26%                48,756          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.699902           10.960481           25.98%               964,308          2003
Nationwide(R)Fund: Class
I  - Q/NQ
                                10.654646            8.699902          -18.35%               964,022          2002
                                12.230458           10.654646          -12.88%             1,127,792          2001
                                12.646339           12.230458           -3.29%             1,021,191          2000
                                11.968910           12.646339            5.66%               713,183          1999
                                10.000000           11.968910           19.69%                 2,684          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.135134           11.335649           24.09%                31,842          2003
Nationwide Leaders Fund:
Class III - Q/NQ
                                10.000000            9.135134           -8.65%                75,895          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.          7.495072           11.285270           50.57%               227,686          2003
Growth Leaders Fund:
Class III - Q/NQ
                                10.000000            7.495072          -25.02%                40,237          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.307866            9.823812           34.43%                89,570          2003
Worldwide Leaders Fund:
Class I- Q/NQ
                                 9.913802            7.307866          -26.29%               141,191          2002
                                12.359900            9.913802          -19.79%               315,347          2001
                                14.267173           12.359900          -13.37%               257,370          2000
                                11.747364           14.267173           21.45%               131,977          1999
                                10.000000           11.747364           17.47%                     0          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000           13.575979           35.76%                16,621          2003*
Worldwide Leaders Fund:
Class III- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap              9.780139           12.973972           32.66%               504,466          2003
Growth Fund: Class I -
Q/NQ
                                14.838618            9.780139          -34.09%               569,194          2002
                                16.846010           14.838618          -11.92%               543,093          2001
                                20.338511           16.846010          -17.17%               361,192          2000
                                10.000000           20.338511          103.39%                38,228          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             15.928613           24.685368           54.98%             1,158,751          2003
Value Fund: Class I -
Q/NQ
                                22.134881           15.928613          -28.04%             1,246,122          2002
                                17.466310           22.134881           26.73%             1,305,574          2001
                                15.896867           17.466310            9.87%               647,487          2000
                                12.586199           15.896867           26.30%               221,427          1999
                                10.000000           12.586199           25.86%                 3,627          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         13.850506           19.296948           39.32%             1,154,936          2003
Fund Class I - Q/NQ
                                16.957444           13.850506          -18.32%             1,335,391          2002
                                18.398225           16.957444           -7.83%             1,648,019          2001
                                17.099098           18.398225            7.60%               916,002          2000
                                12.016781           17.099098           42.29%               643,635          1999
                                10.000000           12.016781           20.17%                     3          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT            8.714584           10.195536           16.99%             1,073,767          2003
Balanced Fund: Class I -
Q/NQ
                                10.059016            8.714584          -13.37%               925,777          2002
                                10.570325           10.059016           -4.84%               913,987          2001
                                10.735723           10.570325           -1.54%               629,982          2000
                                10.772545           10.735723           -0.34%               198,591          1999
                                10.000000           10.772545            7.73%                   844          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT            11.962673           13.251194           10.77%               863,477          2003
Multi Sector Bond Fund:
Class I - Q/NQ
                                11.293959           11.962673            5.92%             1,268,863          2002
                                10.972282           11.293959            2.93%               810,790          2001
                                10.510552           10.972282            4.39%               752,806          2000
                                10.475252           10.510552            0.34%               319,555          1999
                                10.000000           10.475252            4.75%                 1,706          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             5.224689            6.206483           18.79%             1,959,393          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
                                 6.290120            5.224689          -16.94%             2,427,101          2002
                                 8.145127            6.290120          -22.72%             3,326,994          2001
                                10.000000            8.145127          -18.55%             3,201,547          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             2.352398            3.404379           44.72%               981,046          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
                                 4.030994            2.352398          -41.64%             1,284,653          2002
                                 6.509446            4.030994          -38.07%             3,050,682          2001
                                10.000000            6.509446          -34.91%             2,408,388          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             7.097740           10.317923           45.37%               101,800          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
                                10.000000            7.097740          -29.02%                64,729          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             4.539769            6.034263           32.92%             1,464,289          2003
International Growth
Portfolio: Service
Shares - Q/NQ
                                 6.189198            4.539769          -26.65%             1,958,619          2002
                                 8.181886            6.189198          -24.35%             3,768,139          2001
                                10.000000            8.181886          -18.18%             3,150,414          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             7.745526           10.296399           32.93%               299,904          2003
International Growth
Portfolio: Service II
Shares Q/NQ
                                10.000000            7.745526          -22.54%               270,052          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            10.000000           12.203564           22.04%                 2,495          2003*
Risked-Managed Core
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             9.874844           12.855226           30.18%               477,687          2003
Guardian Portfolio - Q/NQ
                                13.589004            9.874844          -27.33%               490,333          2002
                                13.965623           13.589004           -2.70%               642,504          2001
                                13.976229           13.965623           -0.08%               410,175          2000
                                12.307946           13.976229           13.55%               266,985          1999
                                10.000000           12.307946           23.08%                    29          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            10.000000           10.019076            0.19%               388,918          2003*
Limited Maturity Bond
Portfolio: Class I
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             9.900112           12.527159           26.54%               755,470          2003
Mid-Cap Growth
Portfolio: Class I - Q/NQ
                                14.181298            9.900112          -30.19%               740,362          2002
                                19.049729           14.181298          -25.56%               921,742          2001
                                20.834304           19.049729           -8.57%               940,721          2000
                                13.702754           20.834304           52.04%               237,451          1999
                                10.000000           13.702754           37.03%                 1,744          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             8.977079           11.981613           33.47%               512,201          2003
Partners Portfolio - Q/NQ
                                11.978104            8.977079          -25.05%               391,586          2002
                                12.477284           11.978104           -4.00%               392,485          2001
                                12.539993           12.477284           -0.50%               356,507          2000
                                11.821068           12.539993            6.08%               175,689          1999
                                10.000000           11.821068           18.21%                 2,787          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             9.989064           12.394931           24.09%               492,433          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
                                14.001802            9.989064          -28.66%               504,990          2002
                                20.620784           14.001802          -32.10%               711,960          2001
                                23.512658           20.620784          -12.30%               817,893          2000
                                12.961315           23.512658           81.41%               773,085          1999
                                10.000000           12.961315           29.61%                 1,430          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            10.981083           14.206657           29.37%             1,418,068          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
                                15.196200           10.981083          -27.74%             1,573,111          2002
                                17.594890           15.196200          -13.63%             1,706,049          2001
                                17.848621           17.594890           -1.42%             1,264,215          2000
                                12.752843           17.848621           39.96%               340,977          1999
                                10.000000           12.752843           27.53%                 2,544          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            10.000000           14.238187           42.38%               516,572          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             6.365520            8.994884           41.31%             2,029,238          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
                                 8.274485            6.365520          -23.07%             4,057,283          2002
                                 9.521827            8.274485          -13.10%             2,345,578          2001
                                10.000000            9.521827           -4.78%               481,891          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             9.376475           11.739303           25.20%             1,626,803          2003
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Initial Class -
Q/NQ
                                11.687410            9.376475          -19.77%             1,620,772          2002
                                13.168121           11.687410          -11.24%             1,708,365          2001
                                14.609212           13.168121           -9.86%             1,567,021          2000
                                12.149185           14.609212           20.25%               456,564          1999
                                10.000000           12.149185           21.49%                 2,746          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund          6.739605            9.123015           35.36%             1,967,587          2003
II, Inc.: Investor Class
- Q/NQ
                                 9.321492            6.739605          -27.70%             2,163,624          2002
                                 9.776003            9.321492           -4.65%             1,880,772          2001
                                10.000000            9.776003           -2.24%               515,567          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   18.824701           23.781464           26.33%               357,141          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
                                17.444590           18.824700            7.91%               303,530          2002
                                16.037786           17.444590            8.77%               102,752          2001
                                14.572201           16.037786           10.06%               150,694          2000
                                11.400149           14.572201           27.82%                32,833          1999
                                10.000000           11.400149           14.00%                   593          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    4.094230            5.734597           40.07%               116,690          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I - Q/NQ
                                 6.019598            4.094230          -31.98%                72,910          2002
                                 8.620055            6.019598          -30.17%               115,297          2001
                                10.000000            8.620055          -13.80%               198,532          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   13.800701           18.750068           35.86%               937,267          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I - Q/NQ
                                14.079160           13.800701           -1.98%               941,192          2002
                                12.974262           14.079160            8.52%               774,631          2001
                                12.479280           12.974262            3.97%               548,587          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               12.800242           19.499977           52.34%               284,783          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
                                13.343009           12.800242           -4.07%               472,356          2002
                                13.755231           13.343009           -3.00%               272,169          2001
                                23.947713           13.755231          -42.56%               221,890          2000
                                12.101814           23.947713           97.89%               172,512          1999
                                10.000000           12.101814           21.02%                 2,036          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               11.826254           16.951658           43.34%               213,327          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
                                12.319065           11.826254           -4.00%               130,380          2002
                                13.923943           12.319065          -11.53%               114,671          2001
                                12.649846           13.923943           10.07%                81,053          2000
                                10.581149           12.649846           19.55%                61,589          1999
                                10.000000           10.581149            5.81%                     0          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 2.80%)

   (VARIABLE ACCOUNT CHARGES OF 2.80% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.116360            8.947766           25.74%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                6.208685            7.514167           21.03%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.962331            9.636553           21.03%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.886974            9.575173           21.40%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.037739           11.328947           25.35%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.129239            1.29%                     0          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           5.247651            7.531926           43.53%                     0          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           6.698466            8.665694           29.37%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.106621            8.646105           21.66%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.530557           10.085497           33.93%                     0          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            5.691372            6.970741           22.48%                     0          2003
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             6.760911            8.435823           24.77%                     0          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                7.380586            8.692839           17.78%                     0          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            10.949614           11.137438            1.72%                     0          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                    7.492527            9.483867           26.58%                     0          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             5.836965            7.533675           29.07%                     0          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               8.993929           11.100132           23.42%                     0          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           6.154443            8.567007           39.20%                     0          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.650567           10.653140           39.25%                     0          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 8.251275           10.294495           24.76%                     0          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.025521            0.26%                     0          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         6.869092            8.657465           26.04%                     0          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.367940           11.300946           53.38%                     0          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              6.535958            8.350133           27.76%                     0          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.557698           35.58%                     0          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid           7.993851           10.462838           30.89%                     0          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.846069           11.702110           18.85%                     0          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.370807           11.840925           60.65%                     0          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.429260           11.931622           60.60%                     0          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.687538           11.945650           37.50%                     0          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.318204           11.058756           32.95%                     0          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.392055            6.627360           50.89%                     0          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.053835           10.640870           50.85%                     0          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.818060            9.436117           20.70%                     0          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.133937           11.038626           -0.86%                     0          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              5.849234            7.547142           29.03%                     0          2003
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              5.689203            7.500055           31.83%                     0          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Gartmore GVIT                   7.687861           10.113202           31.55%                     0          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.788002           10.266218            4.89%                     0          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.390578           10.378140           10.52%                     0          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.901427           10.387269           16.69%                     0          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.460596           10.415083           23.10%                     0          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.113853           10.400290           28.18%                     0          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          4.754819            6.476852           36.22%                     0          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.835321            9.619743           -2.19%                     0          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.387404            9.156429           23.95%                     0          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.997098           10.983801           22.08%                     0          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.381729           10.934993           48.14%                     0          2003
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.381493            8.439776           32.25%                     0          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.428934           34.29%                     0          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             6.207447            8.101413           30.51%                     0          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             6.805760           10.376786           52.47%                     0          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.641994           10.474920           37.07%                     0          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           8.078934            9.298902           15.10%                     0          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           10.553935           11.501450            8.98%                     0          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            6.739631            7.876570           16.87%                     0          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.227960            6.019774           42.38%                     0          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.020452           10.040652           43.02%                     0          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.953600            7.785565           30.77%                     0          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.661258           10.019672           30.78%                     0          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series             10.000000           12.071324           20.71%                     0          2003*
-Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.599502            8.452350           28.08%                     0          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000            9.910320           -0.90%                     0          2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            5.811885            7.235163           24.49%                     0          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.939885            9.112773           31.31%                     0          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.138481            7.493747           22.08%                     0          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.118473            7.787678           27.28%                     0          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.084003           40.84%                     0          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.979355            9.702830           39.02%                     0          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            7.166545            8.827365           23.17%                     0          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.545443            8.716891           33.17%                     0          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  11.468918           14.254376           24.29%                     0          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                VALUE AT       UNIT VALUE AT       ACCUMULATION UNIT      ACCUMULATION
                              BEGINNING OF     END OF PERIOD             VALUE          UNITS AT END OF
                                 PERIOD                                                      PERIOD
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   5.422078            7.471677           37.80%                     0          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  10.250694           13.701696           33.67%                     0          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               8.983679           13.464658           49.88%                     0          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               8.152874           11.497212           41.02%                     0          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


APPENDIX B: CONDENSED FINANCIAL INFORMATION (WADDELL & REED)

The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all available optional benefits available on December 31, 2003 (the maximum variable account charge of 2.80%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contracts, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                           CALLING:     1-866-221-1100,

                                        TDD 1-800-238-3035

                           WRITING: Nationwide Life Insurance Company One Nationwide Plaza, RR1-04-F4 Columbus, Ohio 43215

              CHECKING ONLINE AT:       www.waddell.com

The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

Additionally, the W&R Target Funds, Inc. - Dividend Income Portfolio, W&R Target Funds, Inc. - International II Portfolio, W&R Target Funds, Inc. - Micro Cap Growth Portfolio, and W&R Target Funds, Inc. - Small Cap Value Portfolio were added to the variable account effective May 1, 2004. Therefore, no accumulation unit value information is available.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)

   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION       ACCUMULATION UNIT    PERCENT CHANGE IN   NUMBER OF           PERIOD
                           UNIT VALUE AT      VALUE AT END OF      ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD               VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        9.422201            10.377361           10.14%                    99          2003
Asset Strategy Portfolio
- Q/NQ
                                9.233503             9.422201            2.04%                     0          2002
                               10.379906             9.233503          -11.04%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        8.608933            10.129507           17.66%                   101          2003
Balanced Portfolio - Q/NQ
                                9.514063             8.608933           -9.51%                     0          2002
                               10.238551             9.514063           -7.08%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -       11.690957            12.034015            2.93%                    42          2003
Bond Portfolio - Q/NQ
                               10.858121            11.690957            7.67%                     0          2002
                               10.226347            10.858121            6.18%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        6.651356             7.706275           15.86%                     0          2003
Core Equity Portfolio -
Q/NQ
                                8.590536             6.651356          -22.57%                     0          2002
                               10.219013             8.590536          -15.94%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        6.660519             8.097972           21.58%                    62          2003
Growth Portfolio - Q/NQ
                                8.565867             6.660519          -22.24%                     0          2002
                               10.121935             8.565867          -15.37%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION       ACCUMULATION UNIT    PERCENT CHANGE IN   NUMBER OF           PERIOD
                           UNIT VALUE AT      VALUE AT END OF      ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD               VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -       10.519093            12.444145           18.30%                     0          2003
High Income Portfolio -
Q/NQ
                               10.866781            10.519093           -3.20%                     0          2002
                               10.074666            10.866781            7.86%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        6.304344             7.779518           23.40%                     0          2003
International Portfolio
- Q/NQ
                                7.796236             6.304344          -19.14%                     0          2002
                               10.147803             7.796236          -23.17%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -       11.395358            11.614060            1.92%                    43          2003
Limited-Term Bond
Portfolio - Q/NQ
                               10.939304            11.395358            4.17%                     0          2002
                               10.138630            10.939304            7.90%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -       10.267819            10.196865           -0.69%                     0          2003
Money Market Portfolio -
Q/NQ
                               10.275484            10.267819           -0.07%                     0          2002
                               10.040129            10.275484            2.34%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        6.340194             8.172078           28.89%                    30          2003
Science and Technology
Portfolio - Q/NQ
                           8.442316           6.340194                 -24.90%                     0          2002
                           9.701363           8.442316                 -12.98%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.546353           10.122782                 34.14%                    25          2003
Small Cap Growth
Portfolio - Q/NQ
                           9.766240           7.546353                 -22.73%                     0          2002
                           10.080492          9.766240                  -3.12%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.729604           10.790735                 23.61%                    97          2003
Value Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 2.80%)

   (VARIABLE ACCOUNT CHARGES OF 2.80% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION       ACCUMULATION UNIT    PERCENT CHANGE IN   NUMBER OF           PERIOD
                           UNIT VALUE AT      VALUE AT END OF      ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD               VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.506527            10.300721                 8.35%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.370998            9.690154                 15.76%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.943352           11.082030                 1.27%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.819099            7.772745                 13.98%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.931091            8.290621                 19.61%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.605697            11.179707                16.39%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.562269            7.966760                 21.40%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
SUB-ACCOUNTS               ACCUMULATION       ACCUMULATION UNIT    PERCENT CHANGE IN   NUMBER OF           PERIOD
                           UNIT VALUE AT      VALUE AT END OF      ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF       PERIOD               VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.586155           10.614606                 0.27%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.831120            9.605078                 -2.30%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.039641            8.926830                 26.81%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.418922            9.790918                 31.97%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.494827            10.330666                21.61%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

TYPE OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS )

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRAs are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities and SEP IRAs

Distributions from Individual Retirement Annuities and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

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

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually, made for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually, made for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982 will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

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

FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a) the death of the annuitant will be treated as the death of a contract owner;

b)   any change of annuitant will be treated as the death of a contract owner;
     and

c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, IRAS, SEP IRAS AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, and SEP IRAs required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, or SEP IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2004


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT- 9


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2004. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................1
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements.........................................................214


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The Custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide Variable Account-9 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2003, 2002 and 2001, no underwriting commissions have been paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. During the fiscal year ended December 31, 2003 and 2002, no underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2003. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

Additionally, the J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio, Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund:
Class R, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R, W&R Target Funds, Inc. - Dividend Income Portfolio, W&R Target Funds, Inc. - International II Portfolio, W&R Target Funds, Inc. - Micro Cap Growth Portfolio, and W&R Target Funds, Inc. - Small Cap Value Portfolio were added to the variable account effective May 1, 2004. Therefore, no accumulation unit value information is available.

                                       BOA
                   No Optional Benefits Elected (Total 1.20%)

   (Variable account charges of 1.20% of the daily net assets of the variable account)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 9.233496           11.800602           27.80%             1,046,056          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.591056            9.233496          -20.34%             1,224,719          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.802086           11.591056           -9.46%             1,377,248          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.495483           12.802086          -11.68%             1,188,175          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.431326           14.495483           16.60%               435,194          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.431326           24.31%                 2,542          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 7.995327            9.835624           23.02%               755,260          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.162935            7.995327          -21.33%             1,013,393          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.524713           10.162935          -30.03%             1,961,011          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                17.674116           14.524713          -17.82%             1,524,024          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.904652           17.674116           62.08%               800,500          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.904652            9.05%                   223          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 8.049901            9.902768           23.02%               628,774          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.049901          -19.50%               523,208          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 7.973718            9.839643           23.40%               237,657          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.973718          -20.26%                55,784          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                12.651422           16.119499           27.41%             1,935,045          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.654697           12.651422          -13.67%             2,187,107          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.147862           14.654697           11.46%             1,702,310          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.263216           13.147862           16.73%               562,778          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.497731           11.263216           -2.04%               182,255          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.497731           14.98%                 1,309          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                10.000000           10.240855            2.41%               243,075          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            7.559296           11.028092           45.89%                 8,102          2003
Global Post-Venture
Capital Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.620449            7.559296          -34.95%                 9,068          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.482534           11.620449          -29.50%                22,334          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                20.579437           16.482534          -19.91%                28,615          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.739606           20.579437           61.54%                42,065          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.739606           27.40%                     3          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            7.285009            9.579453           31.50%                 7,014          2003
International Focus
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.206014            7.285009          -20.87%                 9,029          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.989196            9.206014          -23.21%                31,201          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.374564           11.989196          -26.78%                46,141          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.801619           16.374564           51.29%               324,270          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.801619            8.02%                     0          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           10.004585           12.371997           23.66%                59,293          2003
Large Cap Value
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.167262           10.004585          -24.02%                76,370          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.203287           13.167262           -0.27%                93,872          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.269490           13.203287            7.61%               100,945          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.688738           12.269490            4.97%                41,592          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.688738           16.89%                    25          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment               7.613403           10.364013           36.13%               373,575          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.613403          -23.87%                78,616          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially             7.739942            9.635655           24.49%               517,520          2003
Responsible Growth Fund,
Inc.: Initial Shares -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.025487            7.739942          -29.80%               597,585          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.414394           11.025487          -23.51%               770,125          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.397708           14.414394          -12.10%               794,428          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.758878           16.397708           28.52%               267,898          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.758878           27.59%                 3,023          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index              8.790442           11.148445           26.82%             5,185,679          2003
Fund, Inc.: Initial
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.460136            8.790442          -23.30%             5,523,412          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.209188           11.460136          -13.24%             6,231,637          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.736468           13.209188          -10.36%             5,480,063          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.367188           14.736468           19.16%             2,643,256          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.367188           23.67%                29,704          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                 9.728623           11.646776           19.72%               906,739          2003
Investment Fund
-Appreciation Portfolio:
Initial Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.823034            9.728623          -17.71%               767,694          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.195948           11.823034          -10.40%               803,464          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.442893           13.195948           -1.84%               644,953          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.207586           13.442893           10.12%               375,791          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.207586           22.08%                 3,300          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance             12.313044           12.730457            3.39%             2,970,535          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.401464           12.313040            8.00%             3,228,418          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.684388           11.401464            6.71%             2,254,148          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.790385           10.684388            9.13%               924,949          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.790385           -2.10%                93,080          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                    10.236736           13.170455           28.66%             4,198,863          2003
Equity-Income Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.483021           10.236736          -17.99%             3,759,981          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.313013           12.483021           -6.23%             3,313,379          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.440601           13.313013            7.01%             2,161,872          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.850451           12.440601            4.98%               927,286          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.850451           18.50%                 4,750          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth              8.695091           11.407069           31.19%             3,893,831          2003
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.608518            8.695091          -31.04%             4,193,087          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.512519           12.608518          -18.72%             5,367,579          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                17.653733           15.512519          -12.13%             4,474,920          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.015101           17.653733           35.64%             1,970,612          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           13.015101           30.15%                10,429          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High Income         7.554754            9.477262           25.45%             4,691,548          2003
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 7.379494            7.554754            2.37%             2,584,236          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.478210            7.379494          -12.96%             1,809,746          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.087928            8.478210          -23.54%             1,428,006          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.384114           11.087928            6.78%             2,068,984          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.384114            3.84%                 2,242          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            7.775040           11.000744           41.49%               502,898          2003
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.879361            7.775040          -21.30%               658,946          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.702222            9.879361          -22.22%             1,245,153          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.900927           12.702222          -20.12%               976,921          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.296846           15.900927           40.76%               542,691          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.296846           12.97%                 4,196          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            7.734738           10.947388           41.54%               553,471          2003
Portfolio: Service Class
R - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.734738          -22.65%               267,256          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 11.039054           13.999044           26.81%             2,623,187          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.335838           11.039050          -10.51%             2,860,206          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.247834           12.335838          -13.42%             2,560,723          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.457984           14.247834           -7.83%             2,464,577          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.602507           15.457984           22.66%             1,033,897          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.602507           26.03%                12,360          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 10.000000           10.135570            1.36%               127,064          2003*
Investment Grade Bond
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth          6.823011            8.740750           28.11%               456,212          2003
Opportunities Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.844341            6.823011          -22.85%               599,897          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.463173            8.844341          -15.47%               744,505          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.785954           10.463173          -18.17%               831,500          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.421717           12.785954            2.93%               708,815          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.421717           24.22%                 2,339          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value           7.448995           11.612918           55.90%               354,501          2003
Strategies Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.448995          -25.51%               104,063          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT Value         7.914998           10.278230           29.86%               220,375          2003
Fund: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.702140            7.914998          -26.04%               211,589          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.331560           10.702140          -13.21%               219,542          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.963829           12.331560          -11.69%               242,410          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.927845           13.963829           17.07%                36,537          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.927845           19.28%                 1,552          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT               10.000000           13.706194           37.06%                25,231          2003*
International Value
Fund: Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid           13.601153           18.094597           33.04%               952,793          2003
Cap Index Fund: Class I
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.253946           13.601153          -16.32%               847,029          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.670157           16.253646           -2.50%               774,456          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.644558           16.670157           13.83%               500,113          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.257790           14.644558           19.47%                61,967          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.257790           22.58%                     0          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT High        10.244088           12.375393           20.81%             2,237,026          2003
Income Bond Fund: Class
I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.044539           10.244088            1.99%             1,894,472          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.755865           10.044539            2.96%             1,162,748          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.764664            9.755865           -9.37%               309,375          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.558563           10.764664            1.95%               156,778          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.558563            5.59%                 1,173          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               6.815122           11.128016           63.28%                 8,385          2003
Emerging Markets Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.137235            6.815122          -16.25%                12,050          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.686950            8.137235           -6.33%               102,549          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.686950          -13.13%                    77          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.511024           12.261030           63.24%               187,507          2003
Emerging Markets Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.511024          -24.89%                46,964          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.820856           12.328333           39.76%                19,219          2003
Global Financial
Services Fund: Class III
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.820856          -11.79%                20,185          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.445947           11.413172           35.13%                87,688          2003
Global Health Sciences
Fund: Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.445947          -15.54%                30,246          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               1.919236            2.943564           53.37%                91,833          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 3.395066            1.919236          -43.47%               109,735          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.000048            3.395066          -43.42%               263,235          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            6.000048          -40.00%                12,804          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.131516           10.934690           53.33%                72,808          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.131516          -28.68%                51,674          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.938080            9.738560           22.68%                38,059          2003
Global Utilities Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.938080          -20.62%                 2,309          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              12.681945           12.780385            0.78%             3,639,856          2003
Government Bond Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.565612           12.681945            9.65%             5,225,533          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.914977           11.565612            5.96%             3,831,848          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.816007           10.914977           11.20%             2,634,608          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.174058            9.816007           -3.52%             1,189,269          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.174058            1.74%                 1,182          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               4.633836            6.077202           31.15%               318,595          2003
Growth Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.580071            4.633836          -29.58%               423,119          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.268169            6.580071          -29.00%               593,660          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.767993            9.268169          -27.41%               557,986          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.392954           12.767993            3.03%               480,900          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.392954           23.93%                 2,759          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.772433           10.392529           33.71%                38,163          2003
International Growth
Fund: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.500996            7.772433          -22.28%                20,076          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.222891            6.500996          -29.51%                24,662          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.222891           -7.77%                 3,925          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               4.874649            6.531881           34.00%                 8,673          2003
International Growth
Fund: Class III - Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            4.874649          -25.02%                 9,945          2002*
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.938018           10.595099            6.61%               634,001          2003
Investor Destinations
Conservative Fund: Class
II - Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.938018           -0.62%               304,523          2002*
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.534557           10.710627           12.33%               647,159          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.534557           -4.65%               373,572          2002*
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.037949           10.720050           18.61%               924,996          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.037949           -9.62%               792,009          2002*
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.590418           10.748772           25.13%               358,022          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.590418          -14.10%               218,737          2002*
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.238400           10.733522           30.29%                79,734          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.238400          -17.62%                30,145          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid           8.149536           11.283480           38.46%               632,154          2003
Cap Growth Fund: Class I
- Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.096398            8.149536          -37.77%               562,544          2002
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                19.022019           13.096398          -31.15%               548,573          2001
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                22.750997           19.022019          -16.39%               584,573          2000
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.463581           22.750997           82.54%               154,804          1999
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.463581           24.64%                     0          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Money        11.247296           11.181852           -0.58%             5,474,622          2003
Market Fund: Class I -
Q/NQ
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.247642           11.247296            0.00%            15,980,726          2002
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.989031           11.247642            2.35%            31,961,986          2001
--------------------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.489614           10.989031            4.76%            22,585,655          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.126097           10.489614            3.59%             5,999,270          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.126097            1.26%                48,756          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.699902           10.960481           25.98%               964,308          2003
Nationwide(R)Fund: Class
I  - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.654646            8.699902          -18.35%               964,022          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.230458           10.654646          -12.88%             1,127,792          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.646339           12.230458           -3.29%             1,021,191          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.968910           12.646339            5.66%               713,183          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.968910           19.69%                 2,684          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.135134           11.335649           24.09%                31,842          2003
Nationwide Leaders Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.135134           -8.65%                75,895          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.          7.495072           11.285270           50.57%               227,686          2003
Growth Leaders Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.495072          -25.02%                40,237          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.307866            9.823812           34.43%                89,570          2003
Worldwide Leaders Fund:
Class I- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.913802            7.307866          -26.29%               141,191          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.359900            9.913802          -19.79%               315,347          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.267173           12.359900          -13.37%               257,370          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.747364           14.267173           21.45%               131,977          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.747364           17.47%                     0          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000           13.575979           35.76%                16,621          2003*
Worldwide Leaders Fund:
Class III- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap              9.780139           12.973972           32.66%               504,466          2003
Growth Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.838618            9.780139          -34.09%               569,194          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.846010           14.838618          -11.92%               543,093          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                20.338511           16.846010          -17.17%               361,192          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           20.338511          103.39%                38,228          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             15.928613           24.685368           54.98%             1,158,751          2003
Value Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                22.134881           15.928613          -28.04%             1,246,122          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                17.466310           22.134881           26.73%             1,305,574          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.896867           17.466310            9.87%               647,487          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.586199           15.896867           26.30%               221,427          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.586199           25.86%                 3,627          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         13.850506           19.296948           39.32%             1,154,936          2003
Fund Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.957444           13.850506          -18.32%             1,335,391          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                18.398225           16.957444           -7.83%             1,648,019          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                17.099098           18.398225            7.60%               916,002          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.016781           17.099098           42.29%               643,635          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.016781           20.17%                     3          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT            8.714584           10.195536           16.99%             1,073,767          2003
Balanced Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.059016            8.714584          -13.37%               925,777          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.570325           10.059016           -4.84%               913,987          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.735723           10.570325           -1.54%               629,982          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.772545           10.735723           -0.34%               198,591          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.772545            7.73%                   844          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT            11.962673           13.251194           10.77%               863,477          2003
Multi Sector Bond Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.293959           11.962673            5.92%             1,268,863          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.972282           11.293959            2.93%               810,790          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.510552           10.972282            4.39%               752,806          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.475252           10.510552            0.34%               319,555          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.475252            4.75%                 1,706          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             5.224689            6.206483           18.79%             1,959,393          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.290120            5.224689          -16.94%             2,427,101          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.145127            6.290120          -22.72%             3,326,994          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.145127          -18.55%             3,201,547          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             2.352398            3.404379           44.72%               981,046          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 4.030994            2.352398          -41.64%             1,284,653          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.509446            4.030994          -38.07%             3,050,682          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            6.509446          -34.91%             2,408,388          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             7.097740           10.317923           45.37%               101,800          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.097740          -29.02%                64,729          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             4.539769            6.034263           32.92%             1,464,289          2003
International Growth
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.189198            4.539769          -26.65%             1,958,619          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.181886            6.189198          -24.35%             3,768,139          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.181886          -18.18%             3,150,414          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             7.745526           10.296399           32.93%               299,904          2003
International Growth
Portfolio: Service II
Shares Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.745526          -22.54%               270,052          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            10.000000           12.203564           22.04%                 2,495          2003*
Risked-Managed Core
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             9.874844           12.855226           30.18%               477,687          2003
Guardian Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.589004            9.874844          -27.33%               490,333          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.965623           13.589004           -2.70%               642,504          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.976229           13.965623           -0.08%               410,175          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.307946           13.976229           13.55%               266,985          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.307946           23.08%                    29          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            10.000000           10.019076            0.19%               388,918          2003*
Limited Maturity Bond
Portfolio: Class I
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             9.900112           12.527159           26.54%               755,470          2003
Mid-Cap Growth
Portfolio: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.181298            9.900112          -30.19%               740,362          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                19.049729           14.181298          -25.56%               921,742          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                20.834304           19.049729           -8.57%               940,721          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.702754           20.834304           52.04%               237,451          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           13.702754           37.03%                 1,744          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             8.977079           11.981613           33.47%               512,201          2003
Partners Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.978104            8.977079          -25.05%               391,586          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.477284           11.978104           -4.00%               392,485          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.539993           12.477284           -0.50%               356,507          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.821068           12.539993            6.08%               175,689          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.821068           18.21%                 2,787          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             9.989064           12.394931           24.09%               492,433          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.001802            9.989064          -28.66%               504,990          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                20.620784           14.001802          -32.10%               711,960          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                23.512658           20.620784          -12.30%               817,893          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.961315           23.512658           81.41%               773,085          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.961315           29.61%                 1,430          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            10.981083           14.206657           29.37%             1,418,068          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.196200           10.981083          -27.74%             1,573,111          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                17.594890           15.196200          -13.63%             1,706,049          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                17.848621           17.594890           -1.42%             1,264,215          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.752843           17.848621           39.96%               340,977          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.752843           27.53%                 2,544          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            10.000000           14.238187           42.38%               516,572          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             6.365520            8.994884           41.31%             2,029,238          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.274485            6.365520          -23.07%             4,057,283          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.521827            8.274485          -13.10%             2,345,578          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.521827           -4.78%               481,891          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             9.376475           11.739303           25.20%             1,626,803          2003
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Initial Class -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.687410            9.376475          -19.77%             1,620,772          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.168121           11.687410          -11.24%             1,708,365          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.609212           13.168121           -9.86%             1,567,021          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.149185           14.609212           20.25%               456,564          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.149185           21.49%                 2,746          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund          6.739605            9.123015           35.36%             1,967,587          2003
II, Inc.: Investor Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.321492            6.739605          -27.70%             2,163,624          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.776003            9.321492           -4.65%             1,880,772          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.776003           -2.24%               515,567          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   18.824701           23.781464           26.33%               357,141          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                17.444590           18.824700            7.91%               303,530          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.037786           17.444590            8.77%               102,752          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.572201           16.037786           10.06%               150,694          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.400149           14.572201           27.82%                32,833          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.400149           14.00%                   593          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    4.094230            5.734597           40.07%               116,690          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.019598            4.094230          -31.98%                72,910          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.620055            6.019598          -30.17%               115,297          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.620055          -13.80%               198,532          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   13.800701           18.750068           35.86%               937,267          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.079160           13.800701           -1.98%               941,192          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.974262           14.079160            8.52%               774,631          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.479280           12.974262            3.97%               548,587          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               12.800242           19.499977           52.34%               284,783          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.343009           12.800242           -4.07%               472,356          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.755231           13.343009           -3.00%               272,169          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                23.947713           13.755231          -42.56%               221,890          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.101814           23.947713           97.89%               172,512          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.101814           21.02%                 2,036          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               11.826254           16.951658           43.34%               213,327          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.319065           11.826254           -4.00%               130,380          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.923943           12.319065          -11.53%               114,671          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.649846           13.923943           10.07%                81,053          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.581149           12.649846           19.55%                61,589          1999
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.581149            5.81%                     0          1998*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.30%)

   (Variable account charges of 1.30% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.193080           11.737071           27.67%               341,998          2003
Variable Portfolios,
Inc.--American Century
VP Income & Growth Fund:
Class I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.552029            9.193080          -20.42%               386,611          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.771997           11.552029           -9.55%               500,509          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               14.475981           12.771997          -11.77%               566,469          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.427175           14.475981           16.49%               208,361          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.427175           24.27%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
American Century                7.960337            9.782676           22.89%               261,117          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.128725            7.960337          -24.41%               333,010          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               14.490593           10.128725          -30.10%               561,207          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               17.650383           14.490593          -17.82%               652,156          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.901004           17.650383           61.92%               181,462          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           10.901004            9.01%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
American Century                8.044442            9.886036           22.89%                65,318          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            8.044442          -19.56%                70,119          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
American Century                7.968301            9.823019           23.28%                 5,689          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I -
Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            7.968301          -20.32%                   246          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
American Century               12.596055           16.032727           27.28%               842,622          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I -
Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               14.605357           12.596055          -13.76%               943,369          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.116946           14.605357           11.35%             1,040,133          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.248045           13.116946           16.62%               298,230          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.493876           11.248045           -2.14%                41,485          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           11.493876           14.94%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.233898            2.34%                27,995          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.526163           10.968665           45.74%                 1,016          2003
Global Post-Venture
Capital Portfolio - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.581271            7.526163          -35.01%                 1,016          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               16.443767           11.581271          -29.57%                 3,071          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               20.551766           16.443767          -19.99%                 3,653          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.735345           20.551766           61.38%                 7,646          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           17.735345           27.35%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.253109            9.527860           31.36%                 4,054          2003
International Focus
Portfolio - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                9.175002            7.253109          -20.95%                 4,054          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.961010            9.175002          -23.29%                11,163          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               16.352558           11.961010          -26.86%                17,779          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.798003           16.352558           51.44%                18,790          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           10.798003            7.98%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           9.960794           12.305392           23.54%                14,439          2003
Large Cap Value
Portfolio - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.122923            9.960794          -24.10%                19,699          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.172245           13.122923           -0.37%                17,067          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.252980           13.172245            7.50%                17,700          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.684826           12.252980            4.86%                15,706          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           11.684826           16.85%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.608241           10.346504           35.99%               141,398          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            7.608241          -23.92%                 6,825          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            7.706045            9.583764           24.37%               214,848          2003
Responsible Growth Fund,
Inc.: Initial Shares -
Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.988353            7.706045          -29.87%               255,056          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               14.380518           10.988353          -23.59%               313,828          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               16.375662           14.380518          -12.18%               402,038          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.754610           16.375662           28.39%               105,159          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.754610           27.55%                   571          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             8.751979           11.088459           26.70%             1,804,120          2003
Fund, Inc.: Initial
Shares - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.421554            8.751979          -23.37%             1,964,372          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.178151           11.421554          -13.33%             2,453,460          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               14.716647           13.178151          -10.45%             2,800,585          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.363055           14.716647           19.04%             1,657,020          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.363055           23.63%                 1,040          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Dreyfus Variable                9.686029           11.584069           19.60%               276,376          2003
Investment Fund
-Appreciation Portfolio:
Initial Shares - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.783214            9.686029          -17.80%               318,727          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.164923           11.783214          -10.50%               341,263          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.424790           13.164923           -1.94%               318,884          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.203505           13.424790           10.01%               216,164          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.203505           22.04%                   343          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Federated Insurance            12.267458           12.670489            3.29%               576,977          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.370764           12.267458            7.89%               643,741          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.666472           11.370764            6.60%               698,151          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                9.783812           10.666472            9.02%               464,198          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            9.783812           -2.16%                34,763          1999*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP               10.191923          13.099526                28.53%               856,621          2003
Equity-Income Portfolio:
Service Class - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           12.440995          10.191923               -18.08%               844,445          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           13.281731          12.440995                -6.33%             1,065,384          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           12.423854          13.281731                 6.91%               956,975          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           11.846486          12.423854                 4.87%               345,190          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           10.000000          11.846486                18.47%                 2,008          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth        8.657007           11.345636                31.06%             1,424,519          2003
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           12.566043          8.657007                -31.11%             1,540,704          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           15.476056          12.566043               -18.60%             2,025,523          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           17.630000          15.476056               -12.22%             2,335,012          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           13.010755          17.630000                35.50%               886,886          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           10.000000          13.010755                30.11%                   123          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Fidelity VIP High Income   7.521629           9.426171                 25.32%               674,744          2003
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           7.354603           7.521629                  2.27%               371,004          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           8.458245           7.354603                -13.05%               485,716          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           11.072984          8.458245                -23.61%               514,593          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           10.380632          11.072984                 6.67%               278,026          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           10.000000          10.380632                 3.81%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas      7.740990           10.941500                41.34%               138,922          2003
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           9.846083           7.740990                -21.38%               162,658          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           12.672362          9.846083                -22.30%               329,676          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           15.879549          12.672362               -20.20%               396,582          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           11.293057          15.879549                40.61%               210,566          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                           10.000000          11.293057                12.93%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.729491           10.928889           41.39%                69,264          2003
Portfolio: Service Class
R - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            7.729491          -22.71%                52,358          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.990756           13.923698           26.69%               851,794          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.294307           10.990756          -10.60%               812,179          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               14.214337           12.294307          -13.51%               946,439          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               15.437189           14.214337           -7.92%             1,124,584          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.598299           15.437189           22.53%               448,263          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.598299           25.93%                   177          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.128708            1.29%                 1,833          2003*
Investment Grade Bond
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         6.793127            8.693663           27.98%               174,949          2003
Opportunities Portfolio:
Service Class - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                8.814543            6.793127          -22.93%               203,337          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.438575            8.814543          -15.56%               265,514          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.768758           10.438575          -18.25%               388,493          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.417568           12.768758            2.83%               194,247          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.417568           24.18%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.443946           11.593346           55.74%                61,333          2003
Strategies Portfolio:
Service Class - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            7.443946          -25.56%                   549          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT Value        7.880333           10.222862           29.73%                87,698          2003
Fund: Class I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.666092            7.880333          -26.12%                85,796          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.302565           10.666092          -13.30%               111,661          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.945030           12.302565          -11.78%               144,465          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.923848           13.945030           16.95%                26,405          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           11.923848           19.24%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.696933           36.97%                10,290          2003*
International Value
Fund: Class III - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          13.541599           17.997152           32.90%               233,340          2003
Cap Index Fund: Class I
- Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               16.199200           13.541599          -16.41%               250,672          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               16.630966           16.199200           -2.60%               227,749          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               14.624858           16.630966           13.72%               188,052          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.253691           14.624858           19.35%                10,915          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.253691           22.54%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT High       10.199226           12.308733           20.68%               400,729          2003
Income Bond Fund: Class
I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.010690           10.199226            1.88%               258,044          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                9.732895           10.010690            2.85%               208,131          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.750149            9.732895           -9.46%               137,328          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.555014           10.750149            1.85%               116,272          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           10.555014            5.55%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.799600           11.091469           63.12%                 3,837          2003
Emerging Markets Fund:
Class I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                8.126945            6.799600          -16.33%                 7,743          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                8.684823            8.126945           -6.42%                15,106          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            8.684823          -13.15%                   194          2000*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.505927           12.240339           63.08%                40,185          2003
Emerging Markets Fund:
Class III - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            7.505927          -24.94%                30,846          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.812529           12.304239           39.62%                 5,623          2003
Global Financial
Services Fund: Class III
- Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            8.812529          -11.87%                 1,808          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.437976           11.390883           35.00%                16,934          2003
Global Health Sciences
Fund: Class III - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            8.437976          -15.62%                12,070          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.914851            2.933882           53.22%                 6,158          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                3.390760            1.914851          -43.53%                 7,104          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                5.998573            3.390760          -43.47%                18,286          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            5.998573          -40.01%                 9,450          2000*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.126672           10.916237           53.17%                40,865          2003
Global Technology and
Communications Fund -
Class III - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            7.126672          -28.73%                 9,221          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.930578            9.719497           22.56%                 4,370          2003
Global Utilities Fund:
Class III - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            7.930578          -20.69%                   366          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.626432           12.711565            0.67%               799,859          2003
Government Bond Fund:
Class I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.526653           12.626432            9.54%             1,390,527          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.889287           11.526653            5.85%             1,320,373          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                9.802780           10.889287           11.08%             1,028,940          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.170644            9.802780           -3.62%               567,139          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           10.170644            1.71%                   144          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.613524            6.044444           31.02%               343,964          2003
Growth Fund: Class I -
Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                6.557891            4.613524          -29.65%               368,747          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                9.246358            6.557891          -29.08%               401,911          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.750810            9.246358          -27.48%               547,580          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.388810           12.750810            2.92%               434,267          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.388810           23.89%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.863546            6.510418           33.86%                   150          2003
International Growth
Fund: Class I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                6.492772            4.863546          -25.09%                   150          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                9.220640            6.492772          -29.58%                   150          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            9.220640           -7.79%                     0          2000*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.767159           10.374988           33.58%                   388          2003
International Growth
Fund: Class III - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            7.767159          -22.33%                    69          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.928642           10.574381            6.50%                53,784          2003
Investor Destinations
Conservative Fund: Class
II - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            9.928642           -0.71%                38,243          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.525559           10.689699           12.22%                86,727          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            9.525559           -4.74%                80,568          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.029424           10.699107           18.49%               238,441          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            9.029424           -9.71%               208,464          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.582311           10.727781           25.00%               100,266          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            8.582311          -14.18%                71,268          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.230619           10.712555           30.15%                27,867          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            8.230619          -17.69%                 5,429          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          8.113826           11.222685           38.32%               219,164          2003
Cap Growth Fund: Class -
Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.052260            8.113826          -37.84%               218,656          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               18.977298           13.052260          -31.22%               290,943          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               22.720430           18.977298          -16.47%               291,839          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.459415           22.720430           82.36%               161,729          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.459415           24.59%                   134          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Money       11.198034           11.121610           -0.68%             1,249,139          2003
Market Fund: Class I -
Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.209725           11.198034           -0.10%             2,186,283          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.963142           11.209725            2.25%             4,569,205          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.475448           10.963142            4.66%             5,315,737          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.122671           10.475448            3.49%             2,336,718          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           10.122671            1.23%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.661797           10.901442           25.86%               274,300          2003
Nationwide(R)Fund: Class
I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.618745            8.661797          -18.43%               323,345          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.201684           10.618745          -12.97%               445,096          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.629301           12.201684           -3.39%               465,083          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.964909           12.629301            5.55%               323,356          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           11.964909           19.65%                 1,548          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.126509           11.313504           23.96%                 7,648          2003
Nationwide Leaders Fund:
Class III - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            9.126509           -8.73%                10,513          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.487992           11.263226           50.42%                83,338          2003
Growth Leaders Fund:
Class III - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            7.487992          -25.12%                15,352          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.275861            9.770899           34.29%               102,413          2003
Worldwide Leaders Fund:
Class I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                9.880402            7.275861          -26.36%               135,618          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.330829            9.880402          -19.87%               189,251          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               14.247974           12.330829          -13.46%               213,157          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.743428           14.247974           21.33%               116,928          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           11.743428           17.43%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.566822           35.67%                15,303          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             9.743886           12.912822           32.52%               180,643          2003
Growth Fund: Class I -
Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               14.798640            9.743886          -34.16%               172,385          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                16.81775           14.798640          -12.01%               180,430          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               20.324927           16.817775          -17.26%               174,165          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           20.324927          103.25%                12,526          1999*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            15.858883           24.552470           54.82%               264,427          2003
Value Fund: Class I -
Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               22.060369           15.858883          -28.11%               316,081          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               17.425261           22.060369           26.60%               380,259          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               15.875478           17.425261            9.76%               202,151          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.581999           15.875478           26.18%                91,671          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.581999           25.82%                                1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        13.789861           19.193041           39.18%               313,844          2003
Fund: Class I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               16.900322           13.789861          -18.40%               302,721          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               18.354971           16.900322           -7.93%               345,118          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               17.076087           18.354971            7.49%               343,561          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.012761           17.076087           42.15%                52,367          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.012761           20.13%                     4          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           8.676428           10.140642           16.88%               243,783          2003
Balanced Fund: Class I -
Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.025137            8.676428          -13.45%               227,000          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.545461           10.025137           -4.93%               284,447          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.721257           10.545461           -1.64%               234,934          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.768931           10.721257           -0.44%                60,016          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           10.768931            7.69%                 1,074          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.910299           13.179840           10.66%               225,625          2003
Multi Sector Bond Fund:
Class I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.255907           11.910299            5.81%               281,191          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.946464           11.255907            2.83%               306,048          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.496386           10.946464            4.29%               294,809          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.471735           10.496386            0.24%               109,849          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           10.471735            4.72%                   115          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.209227            6.181859           18.67%             1,303,179          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                6.277859            5.209227          -17.02%             1,509,996          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                8.137529            6.277859          -22.85%             2,046,178          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            8.137529          -18.62%             2,407,842          2000*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.345410            3.390832           44.57%               436,061          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                4.023106            2.345410          -41.70%               542,012          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                6.503356            4.023106          -38.14%               906,075          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            6.503356          -34.97%             1,242,021          2000*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.092920           10.300510           45.22%                38,476          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            7.092920          -29.07%                38,169          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.526318            6.010319           32.79%               481,001          2003
International Growth
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                6.177123            4.526318          -26.72%               651,357          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                8.174255            6.177123          -24.43%             1,128,272          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            8.174255          -18.26%             2,274,537          2000*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.740287           10.279042           32.80%                78,364          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            7.740287          -22.60%                98,328          2002*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000           12.195325           21.95%                     0          2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            9.831629           12.786036           30.05%               164,711          2003
Guardian Portfolio - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.543264            9.831629          -27.41%               221,648          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.932809           13.543264           -2.80%               197,905          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.957433           13.932809           -0.18%               116,587          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.303831           13.957433           13.44%                99,525          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.303831           23.04%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000           10.012296            0.12%                33,237          2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            9.856745           12.459670           26.41%               251,138          2003
Mid-Cap Growth
Portfolio: Class I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               14.133513            9.856745          -30.26%               290,852          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               19.004946           14.133513          -25.63%               438,976          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               20.806301           19.004946           -8.66%               584,241          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.698179           20.806301           51.89%                71,334          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           13.698179           36.98%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            8.937773           11.917079           33.33%                80,874          2003
Partners Portfolio - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.937762            8.937779          -25.13%                99,917          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.447943           11.937762           -4.10%               111,073          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.523110           12.447943           -0.60%               124,567          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.817120           12.523110            5.97%                82,450          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           11.817120           18.17%                     3          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            9.945321           12.328183           23.96%               313,764          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.954638            9.945321          -28.73%               342,895          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               20.572328           13.954638          -32.17%               472,128          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               23.481073           20.572328          -12.39%               670,782          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.956986           23.481073           81.22%               106,758          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.956986           29.57%                   415          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.933010           14.130159           29.24%               548,753          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               15.145026           10.933010          -27.18%               580,758          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               17.553551           15.145026          -13.72%               734,945          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               17.824624           17.553551           -1.52%               638,596          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.748581           17.824624           39.82%               314,119          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.748581           27.49%                   102          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.228585           42.29%                95,301          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.348332            8.961533            41.16%              478,637          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                8.260515            6.348332           -23.15%              624,838          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                9.515462            8.260515           -13.19%              484,253          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            9.515462            -4.85%              359,664          2000*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            9.335444           11.676116           25.07%               670,458          2003
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Initial Class -
Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.648072            9.335444          -19.58%               701,674          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.137180           11.648072          -11.34%               850,078          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               14.589572           13.137180           -9.96%             1.039,930          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.145122           14.589572           20.13%               185,210          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.145122           21.45%                   367          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.721420            9.089190           35.23%               371,274          2003
II, Inc.: Investor Class
- Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                9.305769            6.721420          -27.77%               451,317          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                9.769466            9.305769           -4.75%               602,241          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            9.769466           -2.31%               284,224          2000*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
The Universal                  18.742335           23.653460           26.20%                28,927          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               17.385852           18.742335            7.80%                24,613          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               16.000072           17.385852            8.66%                 8,827          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               14.552579           16.000072            9.95%                19,928          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               11.396332           14.552579           27.70%                10,194          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           11.396332           13.96%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
The Universal                   4.083152            5.713308           39.92%               141,219          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                6.009420            4.083152          -32.05%                19,280          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                                8.614274            6.009420          -30.24%                18,026          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000            8.614274          -13.86%                27,750          2000*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
The Universal                  13.740303           18.649157           35.73%               153,056          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               14.031746           13.740303           -2.08%               158,597          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.943746           14.031746            8.41%               184,057          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.453337           12.943746            3.94%               205,907          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              12.744182           19.394982           52.19%                42,705          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.298062           12.744182           -4.17%                52,572          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.722894           13.298062           -3.10%                77,793          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               23.915562           13.722894          -42.62%                94,763          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.097773           23.915562           97.69%                34,059          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           12.097773           20.98%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              11.774488           16.860382           43.19%                13,270          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.277582           11.774488           -4.10%                20,482          2002
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               13.891206           12.277582          -11.62%                18,732          2001
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               12.632809           13.891206            9.96%                14,924          2000
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.577601           12.632809           19.43%                36,919          1999
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
                               10.000000           10.577601            5.78%                     0          1998*
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------
-------------------------- ------------------ ------------------- ------------------- ------------------- ------------

-------------------------- ------------------ ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.35%)

   (Variable account charges of 1.35% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.233843           11.783152           27.61%               144,873          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.609139            9.233843          -20.46%               172,433          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.841696           11.609139           -9.60%               179,658          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.562313           12.841696          -11.82%               139,363          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.507622           14.562313           16.43%                63,040          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.507622           25.08%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.784787           10.790402           22.83%                67,692          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.183425            8.784787          -21.45%                91,877          2002
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.007673           11.183425          -30.14%               173,734          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.508116           16.007673          -17.94%               113,330          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.054452           19.508116           61.83%                15,729          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.054452           20.54%                   272          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.041711            9.877676           22.83%                64,060          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.041711          -19.58%                52,313          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.965608            9.814730           23.21%                10,692          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.965608          -20.34%                 7,396          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               12.328634           15.684387           27.22%               424,573          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.302552           12.328634          -13.80%               425,922          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.851555           14.302552           11.29%               324,935          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.026014           12.851555           16.56%                37,538          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.272705           11.026014           -2.19%                 6,991          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.272705           12.73%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.230418            2.30%                40,443          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.567283           11.023006           45.67%                 1,796          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.650462            7.567283          -35.05%                 1,796          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.550469           11.650462          -29.61%                 2,115          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               20.695562           16.550469          -20.03%                 2,167          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.830950           20.695562           61.29%                 3,334          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.830950           28.31%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.738943           10.160926           31.30%                 1,555          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.794534            7.738943          -20.99%                 1,555          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.775184            9.794534          -23.33%                 3,467          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.474463           12.775184          -26.89%                 3,467          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.544672           17.474463           51.36%                 3,708          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.544672           15.45%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          10.113964           12.488291           23.48%                   722          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.331498           10.113964          -24.13%                   722          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.388420           13.331498           -0.43%                 4,606          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.460330           13.388420            7.45%                10,718          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.888597           12.460330            4.81%                   666          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.888597           18.89%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.605654           10.337754           35.92%                85,297          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.605654          -23.94%                16,842          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            7.703845            9.576172           24.30%                67,753          2003
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.990787            7.703845          -29.91%                74,796          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.391057           10.990787          -23.63%                85,895          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.395915           14.391057          -12.23%                63,387          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.776857           16.395915           28.33%                41,385          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.776857           27.77%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             8.800186           11.143887           26.63%               890,833          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.490304            8.800186          -23.41%               775,007          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.264252           11.490304          -13.37%               760,953          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.820270           13.264252          -10.50%               561,672          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.456413           14.820270           18.98%               194,030          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.456413           24.56%                   311          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                9.807948           11.723937           19.54%               154,610          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.937596            9.807948          -17.84%               144,333          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.344202           11.937596          -10.54%               108,258          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.614453           13.344202           -1.99%                23,669          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.382184           13.614453            9.95%                10,120          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.382184           23.82%                   259          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            12.244728           12.640599            3.23%               610,075          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.355438           12.244728            7.83%               614,372          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.657518           11.355438            6.55%               360,729          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.780523           10.657518            8.97%                39,022          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.780523           -2.19%                 5,527          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                   10.133398           10.017728           28.46%               826,957          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.375831           10.133398          -18.12%               689,288          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.218906           12.375831           -6.38%               475,497          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.371310           13.218906            6.85%               124,481          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.802357           12.371310            4.82%                69,781          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.802357           18.02%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             8.570136           11.226098           30.99%               675,435          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.446254            8.570136          -31.14%               652,179          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.336364           12.446254          -18.84%               582,814          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.479679           15.336364          -12.26%               268,685          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.906358           17.479679           35.43%               111,944          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.906358           29.06%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               7.610038            9.532130           25.26%               599,392          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.444808            7.610038            2.22%               267,587          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.566348            7.444808          -13.09%               184,249          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.220168            8.566348          -23.65%                95,786          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.523939           11.220168            6.62%                46,652          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.523939            5.24%                   295          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           8.331809           11.770648           41.27%                59,013          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.602942            8.331809          -21.42%                65,893          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.653448           10.602942          -22.34%                82,407          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.117558           13.653448          -20.24%                52,443          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.179658           17.117558           40.54%                32,042          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.179658           21.80%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.726868           10.919656           41.32%                82,362          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.726868          -22.73%                21,422          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                11.134608           14.098807           26.62%               456,545          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.461548           11.134608          -10.65%               405,783          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.415058           12.461548          -13.55%               338,092          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.663065           14.415058           -7.97%               185,191          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.789109           15.663065           22.47%                79,811          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.789109           27.89%                     0          1998
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.125285            1.25%                 6,754          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         6.716136            8.590785           27.91%                40,575          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.719070            6.716136          -22.97%                57,636          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.330777            8.719070          -15.60%                57,222          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.643267           10.330777          -18.29%                60,793          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.301762           12.643267            2.78%                36,144          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.301762           23.02%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.441418           11.583541           55.66%                73,374          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.441418          -25.59%                12,425          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              7.808298           10.124293           29.66%                60,584          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.573946            7.808298          -26.16%                61,930          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.202501           10.573946          -13.35%                29,682          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.838584           12.202501          -11.82%                20,756          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.838823           13.838584           16.89%                 4,734          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.838823           18.39%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.692316           36.92%                 4,837          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          13.505833           17.940543           32.84%               186,315          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.164624           13.505833          -16.45%               148,168          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.603938           16.164624           -2.65%                94,355          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.608445           16.603938           13.66%                35,419          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.246138           14.608445           19.29%                 2,985          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.246138           22.46%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.964745           12.019681           20.62%               412,975          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.785504            9.964745            1.83%               192,477          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.518824            9.785504            2.80%               219,036          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.519004            9.518824           -9.51%                38,407          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.333294           10.519004            1.80%                16,103          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.333294            3.33%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.791842           11.073210           63.04%                 4,232          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.121795            6.791842          -16.38%                 9,887          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.683765            8.121795           -6.47%                41,669          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.683765          -13.16%                     0          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.503370           12.229998           62.99%                86,102          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.503370          -24.97%                54,322          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.808359           12.292215           39.55%                 3,880          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.808359          -11.92%                   239          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.433972           11.379720           34.93%                11,137          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.433972          -15.66%                 2,515          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.912655            2.929016           53.14%                 3,562          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.388600            1.912655          -43.56%                 3,562          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.997839            3.388600          -43.50%                 4,184          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            5.997839          -40.02%                     0          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.124249           10.907006           53.10%                 3,061          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.124249          -28.76%                    76          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.926832            9.710005           22.50%                 3,373          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.926832          -20.73%                   755          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.199721           12.275758            0.62%               651,797          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.142753           12.199721            9.49%               988,131          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.531983           11.142753            5.80%               487,205          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.485894           10.531983           11.03%               110,765          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.846859            9.485894           -3.67%               110,557          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.846859           -1.53%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.620133            6.050040           30.95%                43,110          2003
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.570618            4.620133          -29.68%                43,089          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.269045            6.570618          -29.11%                73,201          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.788549            9.269045          -27.52%                70,735          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.431774           12.788549            2.87%                50,973          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.431774           24.32%                    51          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.858005            6.499712           33.79%                 1,933          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.488671            4.858005          -25.13%                 1,933          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.219512            6.488671          -29.62%                 2,244          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.219512           -7.80%                   329          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.764530           10.366220           33.51%                 9,511          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.764530          -22.35%                 4,642          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.923961           10.564049            6.45%               114,826          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.923961           -0.76%               147,559          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.521061           10.679239           12.16%               110,936          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.521061           -4.79%                93,272          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.025163           10.688646           18.43%               282,540          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.025163           -9.75%               309,777          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.578257           10.717277           24.94%               158,305          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.578257          -14.22%               181,244          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.226725           10.702064           30.09%                48,181          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.226725          -17.73%                 8,104          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          8.228218           11.375146           38.25%                68,477          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.242999            8.228218          -37.87%                42,201          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.264494           13.242999          -31.26%                40,491          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               23.075929           19.264494          -16.52%                33,087          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.660760           23.075929           82.26%                 8,177          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.660760           26.61%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.138565           10.056941           -0.73%               649,503          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.155845           11.138565           -0.15%             1,639,655          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.916008           11.155845            2.20%             2,044,393          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.435669           10.916008            4.60%               281,448          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.089342           10.435669            3.43%               255,650          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.089342            0.89%                 4,169          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.659317           10.892809           25.79%               214,895          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.621089            8.659317          -18.47%               236,489          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.210612           10.621089          -13.02%               240,820          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.644908           12.210612           -3.43%               111,353          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.985762           12.644908            5.50%                58,897          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.985762           19.86%                   265          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.122198           11.302428           23.90%                 8,639          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.122198           -8.78%                 7,553          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.484456           11.252208           50.34%                33,223          2003
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.484456          -25.16%                 4,895          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.546232           10.128863           34.22%                13,166          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.252768            7.546232          -26.40%                25,037          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.802092           10.252768          -19.91%                25,317          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.799960           12.802092          -13.50%                20,669          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.204564           14.799960           21.27%                14,216          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.204564           22.05%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.562236           35.62%                 2,090          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             9.725788           12.882319           32.46%               101,485          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.778663            9.725788          -34.19%               100,810          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.803658           14.778663          -12.05%                74,348          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               20.318124           16.803658          -17.30%                29,661          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           20.318124          103.18%                   436          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            16.297452           25.218705           54.74%               249,459          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               22.681958           16.297452          -28.15%               236,769          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.925387           22.681958           26.54%               175,877          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.339365           17.925387            9.71%                31,281          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.956203           16.339365           26.11%                12,557          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.956203           29.56%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        13.879545           19.308104           39.11%               175,450          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.018889           13.879545          -18.45%               159,918          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.493168           17.018889           -7.97%               120,126          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.213333           18.493168            7.44%                61,277          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.115436           17.213333           42.08%                12,562          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.115436           21.15%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           8.579903           10.022752           16.82%               229,638          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.918634            8.579903          -13.50%               168,156          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.438746            9.918634           -4.98%                97,796          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.618109           10.438746           -1.69%                58,546          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.670741           10.618109           -0.49%                17,483          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.670741            6.71%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.622486           12.854836           10.60%               173,191          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.989466           11.622486            5.76%               167,293          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.692772           10.989466            2.77%               105,035          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.258279           10.692772            4.24%                59,611          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.239367           10.258279            0.18%                15,348          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.239367            2.39%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.201491            6.169559           18.61%               305,247          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.271720            5.201491          -17.06%               394,129          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.133724            6.271720          -22.89%               536,957          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.133724          -18.66%               386,275          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.341922            3.384068           44.50%               102,122          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                4.019173            2.341922          -41.73%               135,410          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.500322            4.019173          -38.17%               253,139          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.500322          -35.00%               255,653          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.090507           10.291804           45.15%                21,115          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.090507          -29.09%                10,510          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.519598            5.998356           32.72%                94,582          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.171086            4.519598          -26.76%               149,445          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.170438            6.171086          -24.47%               250,205          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.170438          -18.30%               239,584          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.737652           10.270328           32.73%                41,503          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.737652          -22.62%                40,078          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000           12.191193           21.91%                     0          2003*
Risked-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.270302           13.349774           29.98%               107,828          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.154744           10.270302          -27.44%               122,444          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.569299           14.154744           -2.85%                87,188          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.602403           14.569299           -0.23%                18,409          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.878920           14.602403           13.38%                13,631          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.878920           28.79%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000           10.008909            0.09%                35,328          2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.103131           12.764663           26.34%               123,689          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.494171           10.103131          -30.30%               135,833          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.499868           14.494171          -25.67%               135,145          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               21.358908           19.499868           -8.70%                39,985          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.069118           21.358908           51.81%                11,186          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.069118           40.69%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            8.944911           11.920565           33.27%                86,186          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.953368            8.944911          -25.17%               101,885          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.470576           11.953368           -4.15%                90,790          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.552194           12.470576           -0.65%                33,901          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.850559           12.552194            5.92%                32,764          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.850559           18.51%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.098682           12.511950           23.90%               122,536          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.177025           10.098682          -28.77%               122,945          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               20.910873           14.177025          -32.20%               143,747          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               23.879534           20.910873          -12.43%               104,514          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.183516           23.879534           81.13%                 2,681          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.183516           31.84%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           11.328575           14.633993           29.18%               414,563          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.700970           11.328575          -27.85%               433,912          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.207193           15.700970          -13.77%               413,340          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.497677           18.207193           -1.57%               122,853          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.236669           18.497677           39.75%                42,351          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.236669           32.37%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.223775           42.24%               142,950          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable      6.339745            8.944883                 41.09%               449,717          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          8.253527            6.339745                -23.19%               590,392          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          9.512275            8.253527                -13.23%               348,472          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.512275                 -4.88%                35,273          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable      9.460540            11.826595                25.01%               374,490          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.810153           9.460540                -19.89%               314,127          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          13.326790           11.810153               -11.38%               300,263          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          14.807604           13.326790               -10.00%               150,622          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.332876           14.807604                20.07%                16,304          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           12.332876                23.33%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund   6.712333            9.072318                 35.16%               361,225          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          9.297902            6.712333                -27.81%               404,030          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          9.766196            9.297902                 -4.80%               317,100          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.766196                 -2.34%                29,157          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal             18.691227           23.577028                26.14%                28,390          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          17.347230           18.691227                 7.75%                10,273          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          15.972670           17.347230                 8.61%                 2,322          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          14.534982           15.972670                 9.89%                 1,610          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.388309           14.534982                27.63%                   676          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           11.388309                13.88%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal             4.077618            5.702665                 39.85%                44,893          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          6.004330            4.077618                -32.09%                41,473          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          8.611387            6.004330                -30.27%                28,192          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.611387                -13.89%                 2,065          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal             13.288079           18.026245                35.66%               123,182          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          13.576808           13.288079                -2.13%               101,519          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.530461           13.576808                 8.35%                63,377          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.057366           12.530461                 3.92%                19,668          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide         13.274041           20.191153                52.11%                29,007          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          13.857976           13.274041                -4.21%                30,469          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          14.308006           13.857976                -3.15%                20,943          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          24.947866           14.308006               -42.65%                11,621          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.626347           24.947866                97.59%                10,013          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           12.626347                26.26%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide         11.011517           15.759880                43.12%                12,314          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.487829           11.011517                -4.15%                 8,584          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          13.004291           11.487829               -11.66%                 7,036          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.832203           13.004291                 9.91%                 6,492          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          9.912267            11.832203                19.37%                 3,852          1999
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           9.912267                 -0.88%                     0          1998*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.40%)

   (Variable account charges of 1.40% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.213961           11.751833           27.54%               137,995          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.590032            9.213961          -20.50%               115,407          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.827110           11.590032           -9.64%                96,144          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.765875           10.761728           22.77%                 3,313          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.165028            8.765875          -21.49%                 6,162          2002
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.989500           11.165028          -30.17%                 7,218          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.038975            9.869319           22.77%                32,566          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.038975          -19.61%                37,262          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.962903            9.806428           23.15%                16,304          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.962903          -20.37%                 1,726          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               12.302130           15.642757           27.15%               199,685          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.279045           12.302130          -13.84%               160,497          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.836968           14.279045           11.23%                87,075          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.226939            2.27%                24,270          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.550966           10.993691           45.59%                     0          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.631260            7.550966          -35.08%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.531655           11.631260          -29.64%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.722272           10.133890           31.23%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.778400            7.722272          -21.03%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.760667            9.778400          -23.37%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          10.092195           12.455106           23.41%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.309568           10.092195          -24.17%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.373210           13.309568           -0.48%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.603070           10.329023           35.85%                40,196          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.603070          -23.97%                10,571          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            7.687264            9.550729           24.24%                16,854          2003
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.972704            7.687264          -29.94%                 4,023          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.374715           10.972704          -23.67%                 4,257          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             8.781243           11.114277           26.57%               751,431          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.471393            8.781243          -23.45%               522,055          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.249172           11.471393          -13.42%               381,522          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                9.786828           11.692755           19.47%                69,624          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.917939            9.786828          -17.88%                77,065          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.329025           11.917939          -10.59%                91,738          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            12.222015           12.610763            3.18%               453,900          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.340121           12.222015            7.78%               768,757          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.648571           11.340121            6.49%               220,079          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                   10.111588           12.983123           28.40%               507,922          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.355466           10.111588          -18.16%               368,323          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.203880           12.355466           -6.43%               223,515          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             8.551687           11.196253           30.92%               208,417          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.425772            8.551687          -31.18%               137,066          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.318941           12.425772          -18.89%               111,173          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               7.593653            9.506798           25.19%               309,122          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.432559            7.593653            2.17%               135,883          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.556624            7.432559          -13.14%                50,624          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           8.313864           11.739347           41.20%                13,447          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.585490            8.313864          -21.46%                15,941          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.637938           10.585490          -22.38%                76,177          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.724242           10.910427           41.25%                93,374          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.724242          -22.76%                79,562          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                11.110642           14.061341           26.56%               156,948          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.441038           11.110642          -10.69%               108,242          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.398684           12.441038          -13.60%                49,621          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.121844            1.22%                10,047          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         6.701675            8.567950           27.85%                 9,727          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.704709            6.701675          -23.01%                 9,997          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.319040            8.704709          -15.64%                11,979          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.438892           11.573740           55.58%                19,507          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.438892          -25.61%                 3,128          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              7.791482           10.097367           29.59%                27,435          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.556552            7.791482          -26.19%                 7,345          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.188636           10.556552          -13.39%                 1,747          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.687684           36.88%                 2,737          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          13.476762           17.892866           32.77%               142,647          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.138025           13.476762          -16.49%               102,391          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.585077           16.138025           -2.70%                69,848          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.943317           11.987751           20.56%               107,483          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.769394            9.943317            1.78%                63,747          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.507993            9.769394            2.75%               102,918          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.784099           11.054993           62.95%                   742          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.116661            6.784099          -16.42%                   985          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.682706            8.116661           -6.52%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.500827           12.219653           62.91%                 4,175          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.500827          -24.99%                 2,157          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.804197           12.280183           39.48%                 6,332          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.804197          -11.96%                 1,135          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.429985           11.368582           34.86%                13,114          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.429985          -15.70%                 3,198          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.910471            2.924207           53.06%                 1,371          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.386452            1.910471          -43.58%                 2,772          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.997100            3.386452          -43.53%                 9,237          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.121827           10.897796           53.02%                 7,663          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.121827          -28.78%                 3,158          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.923073            9.700502           22.43%                 3,612          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.923073          -20.77%                   167          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.173458           12.243119            0.57%               321,868          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.124403           12.173458            9.43%               616,020          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.519995           11.124403            5.75%               362,608          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.610169            6.033943           30.88%                   291          2003
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.559782            4.610169          -29.72%                 3,525          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.258498            6.559782          -29.15%                 3,774          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.852467            6.489005           33.73%                 1,183          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.484565            4.852467          -25.17%                 1,236          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.218392            6.484565          -29.66%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.761892           10.357459           33.44%                 1,729          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.761892          -22.38%                 1,512          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.919273           10.553714            6.40%                85,697          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.919273           -0.81%                99,206          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.516564           10.668780           12.11%               212,629          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.516564           -4.83%               122,166          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.020903           10.678199           18.37%               372,836          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.020903           -9.79%               154,951          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.574196           10.706793           24.87%               148,829          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.574196          -14.26%                63,723          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.222834           10.691584           30.02%                25,782          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.222834          -17.77%                17,700          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          8.210492           11.344898           38.18%                36,991          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.221187            8.210492          -37.90%                22,706          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.242613           13.221187          -31.29%                23,611          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.114578           11.027537           -0.78%               569,823          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.137467           11.114578           -0.21%               866,880          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.903584           11.137467            2.15%               497,321          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.640665           10.863847           25.73%                83,002          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.603608            8.640665          -18.51%                63,624          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.196740           10.603608          -13.06%                56,232          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.117886           11.291368           23.84%                   463          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.117886           -8.82%                   463          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.480912           11.241194           50.27%                14,247          2003
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.480912          -25.19%                 7,229          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.529984           10.101947           34.16%                 1,958          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.235887            7.529984          -26.44%                 2,914          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.787543           10.235887          -19.95%                   998          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.557650           35.58%                 1,177          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             9.707740           12.851906           32.39%                37,573          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.758730            9.707740          -34.22%                37,514          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.798563           14.758730          -12.10%                15,835          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            16.262376           25.151693           54.66%                84,424          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               22.644645           16.262376          -28.18%                79,267          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.905028           22.644645           26.47%                48,595          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        13.849676           19.256799           39.04%                99,939          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.990870           13.849676          -18.49%                93,149          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.472168           16.990870           -8.02%                89,516          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           8.561448            9.996125           16.76%               229,211          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.902320            8.561448          -13.54%               112,448          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.426893            9.902320           -5.03%                74,526          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.597439           12.820626           10.55%               115,419          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.971350           11.597439            5.71%                83,045          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.680606           10.971350            2.72%                22,747          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.193752            6.157266           18.55%                86,255          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.265584            5.193752          -17.11%                99,857          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.129929            6.265584          -22.93%                92,028          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.338439            3.377335           44.43%                 4,343          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                4.015227            2.338439          -41.76%                 5,598          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.497274            4.015227          -38.20%                10,658          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.088099           10.283100           45.08%                 8,363          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.088099          -29.12%                 3,027          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.512894            5.986432           32.65%                28,126          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.165048            4.512894          -26.80%                51,851          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.166613            6.165048          -24.51%                84,504          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.735029           10.261664           32.66%                36,414          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.735029          -22.65%                30,182          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000           12.187076           21.87%                   245          2003*
Risked-Managed Core
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman               10.248188           13.314277           29.92%                60,917          2003
AMT Guardian
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.131442           10.248188          -27.48%                42,466          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.552749           14.131442           -2.90%                64,906          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman               10.000000           10.005513            0.06%                63,959          2003*
AMT Limited
Maturity Bond
Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman               10.081358           12.730705           26.28%                83,231          2003
AMT Mid-Cap Growth
Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.470284           10.081358          -30.33%                69,149          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.477696           14.470284          -25.71%                72,859          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman                8.925645           11.888867           33.20%                70,895          2003
AMT Partners
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.933692            8.925645          -25.21%                58,935          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.456413           11.933692           -4.20%                52,726          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.076931           12.478694           23.83%                34,284          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.153669           10.076931          -28.80%                21,624          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               20.887100           14.153669          -32.24%                13,016          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           11.304185           14.595104           29.11%               200,152          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.675123           11.304185          -27.88%               165,364          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.186519           15.675123          -13.81%               140,244          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer                    10.000000           14.218957           42.19%               148,182          2003*
Variable Account
Funds - Oppenheimer
Global Securities
Fund/VA: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.331165            8.928255           41.02%               193,803          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.246547            6.331165          -23.23%               266,356          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.509088            8.246547          -13.28%               140,357          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            9.440180           11.795169           24.95%               156,352          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.790725            9.440180          -19.94%               131,124          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.311650           11.790725          -11.43%                83,548          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.703248            9.055451           35.09%               184,411          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.290050            6.703248          -27.84%               160,766          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.762926            9.290050           -4.84%               132,193          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  18.651037           23.514411           26.08%                 9,254          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.318710           18.651037            7.69%                 8,478          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.954543           17.318710            8.55%                   358          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   4.072095            5.692066           39.78%                 4,869          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.999237            4.072095          -32.12%                 4,796          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.608498            5.999237          -30.31%                 2,849          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  13.259472           17.978337           35.59%                76,284          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.554456           13.259472           -2.18%                56,374          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.516221           13.554456            8.30%                25,142          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              13.245459           20.137470           52.03%                 3,365          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.835162           13.245459           -4.26%                 5,000          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.291739           13.835162           -3.19%                 3,308          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              10.987828           15.717997           43.05%                34,415          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.468935           10.987828           -4.19%                 7,472          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.989532           11.468935          -11.71%                 6,733          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.45%)

   (Variable account charges of 1.45% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.194119           11.720585           27.48%                 1,207          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.570948            9.194119          -20.54%                 3,778          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.812521           11.570948           -9.69%                 6,136          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.543892           12.812521          -11.90%                23,222          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.747002           10.733117           22.71%                 2,120          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.146637            8.747002          -21.53%                 2,124          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.971330           11.146637          -30.21%                 2,714          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.483474           15.971330          -18.03%                 2,718          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.036243            9.860964           22.71%                   177          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.036243          -19.64%                   160          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.960197            9.798135           23.09%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.960197          -20.40%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               12.275645           15.601172           27.09%                11,007          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.255535           12.275645          -13.89%                12,445          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.82378           14.255535           11.18%                17,616          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.012072           12.822378           16.44%                 1,731          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.223456            2.23%                     0          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.534703           10.964435           45.52%                     0          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.612109            7.534703          -35.11%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- -------------------                     ------------
                               16.512879           11.612109          -29.68%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               20.669425           16.512879          -20.11%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.705625           10.106935           31.16%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.762282            7.705625          -21.07%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.746142            9.762282          -23.41%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.452381           12.746142          -26.97%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          10.070482           12.422011           23.35%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.287675           10.070482          -24.21%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.358023           13.287675           -0.53%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.444575           13.358023            7.34%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.600492           10.320294           35.78%                     0          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.600492          -24.00%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            7.670681            9.525286           24.18%                   584          2003
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.954608            7.670681          -29.98%                   584          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.358357           10.954608          -23.71%                   584          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.375184           14.358357          -12.32%                 1,533          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             8.762333           11.084718           26.50%                15,326          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.452508            8.762333          -23.49%                16,016          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.234124           11.452508          -13.46%                17,008          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.801530           13.234124          -10.59%                19,118          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                9.765754           11.661674           19.41%                     0          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.898327            9.765754          -17.92%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.313894           11.898327          -10.63%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.597232           13.313894           -2.08%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            12.199338           12.580977            3.13%                18,854          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.324824           12.199338            7.72%                33,621          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.639621           11.324824            6.44%                16,225          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.773948           10.639621            8.86%                 2,343          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                   10.089795           12.948586           28.33%                23,413          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.335099           10.089795          -18.20%                22,672          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.188860           12.335099           -6.47%                21,519          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.355641           13.188860            6.74%                 8,314          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             8.533273           11.166492           30.86%                16,615          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.405324            8.533273          -31.21%                19,291          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.301552           12.405324          -18.93%                20,533          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.457597           15.301552          -12.35%                34,964          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               7.577300            9.481524           25.13%                 8,272          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.420301            7.577300            2.12%                 5,915          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.546878            7.420301          -13.18%                 7,503          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.205978            8.546878          -23.73%                 2,506          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           8.295957           11.708141           41.13%                 3,904          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.568057            8.295957          -21.50%                 3,904          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.622435           10.568057          -22.42%                 3,904          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.095933           13.622435          -20.32%                 4,872          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.721614           10.901182           41.18%                     0          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.721614          -22.78%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                11.086716           14.023952           26.49%                12,012          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.420560           11.086716          -10.74%                14,548          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.382315           12.420560          -13.64%                15,899          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.643260           14.382315           -8.06%                 8,910          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.118423            1.18%                     0          2003*
Investment Growth Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         6.687212            8.545136           27.78%                 1,236          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.690341            6.687212          -23.05%                 4,318          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.307281            8.690341          -15.69%                 5,358          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.627255           10.307281          -18.37%                21,095          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.436365           11.563978           55.51%                   822          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.436365          -25.64%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              7.774693           10.070517           29.53%                 1,864          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.539153            7.774693          -26.23%                 1,864          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.174767           10.539153          -13.43%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.821079           12.174767          -11.91%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.683042           36.83%                     0          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          13.447730           17.845279           32.70%                    26          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.111432           13.447730          -16.53%                    26          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.566203           16.111432           -2.75%                    26          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.589957           16.566203           13.55%                   571          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.921909           11.955882           20.50%                14,151          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.753315            9.921909            1.73%                 4,127          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.497186            9.753315            2.70%                22,890          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.505688            9.497186           -9.60%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.776365           11.036792           62.87%                     0          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.111518            6.776365          -16.46%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.681644            8.111518           -6.57%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.681644          -13.18%                     0          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.426002           11.357455           34.79%                     0          2003
Global Health and
Science Fund: Class III
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.426002          -15.74%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.759258           10.348693           33.37%                     0          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.759258          -22.41%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.498277           12.209330           62.83%                     0          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.498277          -25.02%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.800026           12.268146           39.41%                     0          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.800026          -12.00%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.919326            9.690988           22.37%                     0          2003
Global Health Sciences
Funds: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.919326          -20.81%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.908285            2.919387           52.98%                   345          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.384294            1.908285          -43.61%                   357          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.996363            3.384294          -43.56%                   377          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            5.996363          -40.04%                   430          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.119398           10.888566           52.94%                     0          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.119398          -28.81%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.919326            9.690988           22.37%                     0          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.919326          -20.81%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.147237           12.210544            0.52%                   271          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.106073           12.147237            9.37%                   271          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.508016           11.106073            5.69%                   271          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.473867           10.508016           10.92%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.600232            6.017884           30.82%                   228          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.548971            4.600232          -29.76%                   236          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.247972            6.548971          -29.18%                   249          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.772360            9.247972          -27.59%                   284          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.846917            6.478305           33.66%                   242          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.480453            4.846917          -25.21%                   251          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.217263            6.480453          -29.69%                   265          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.217263           -7.83%                   302          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.914588           10.543381            6.34%                     0          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.914588           -0.85%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.512081           10.658362           12.05%                     0          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.512081           -4.88%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.016631           10.667735           18.31%                     0          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.016631           -9.83%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.570137           10.696293           24.81%                     0          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.570137          -14.30%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.218945           10.681108           29.96%                     0          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.218945          -17.81%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          8.192786           11.314710           38.11%                     0          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.199389            8.192786          -37.93%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.220739           13.199389          -31.33%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               23.046789           19.220739          -16.60%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.090636           10.998203           -0.83%                 3,555          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.119112           11.090636           -0.26%                 8,539          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.891167           11.119112            2.09%                10,306          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.422427           10.891167            4.50%                20,395          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.622061           10.834968           25.67%                26,621          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.586142            8.622061          -18.55%                29,797          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.182869           10.586142          -13.11%                32,784          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.628895           12.182869           -3.53%                32,951          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.113577           11.280331           23.78%                     0          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.113577           -8.86%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.477365           11.230190           50.19%                     0
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.477365          -25.23%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.513762           10.075073           34.09%                     0          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.219036            7.513762          -26.47%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.773009           10.219036          -20.00%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.781243           12.773009          -13.59%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.553060           35.53%                     0          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             9.689686           12.821504           32.32%                 2,601          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.738777            9.689686          -34.26%                 2,605          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.775454           14.738777          -12.14%                 2,665          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               20.304522           16.775454          -17.38%                 2,752          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            16.227347           25.084829           54.58%                 1,002          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               22.607355           16.227347          -28.22%                 2,747          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.884672           22.607355           26.41%                 7,348          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.318704           17.884672            9.60%                 1,561          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        13.819838           19.205589           38.97%                 4,425          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.962886           13.819838          -18.53%                 4,621          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.451164           16.962886           -8.07%                 4,887          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.191574           18.451164            7.33%                 1,912          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           8.543005            9.969522           16.70%                 1,188          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.886012            8.543005          -13.58%                 1,118          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.415037            9.886012           -5.08%                 1,239          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.604669           10.415037           -1.79%                 1,507          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.572500           12.786566           10.49%                 8,089          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.953304           11.572500            5.65%                11,629          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.668471           10.953304            2.67%                13,572          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.245290           10.668471            4.13%                 9,951          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.186035            6.145006           18.49%                 7,297          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.259448            5.186035          -17.15%                11,418          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.126129            6.259448          -22.97%                12,243          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.126129          -18.74%                25,017          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.334963            3.370605           44.35%                 1,378          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                4.011291            2.334963          -41.79%                 2,449          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.494235            4.011291          -38.23%                 3,113          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.494235          -35.06%                17,020          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.085688           10.274404           45.00%                     0          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.085688          -29.14%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.506173            5.974486           32.58%                 6,237          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.159009            4.506173          -26.84%                 6,237          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.162793            6.159009          -24.55%                 8,459          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.162793          -18.37%                11,348          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.732399           10.252980           32.60%                   590          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.732399          -22.68%                   619          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000           12.182950           21.83%                     0          2003*
Risked-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.226131           13.278896           29.85%                 5,001          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.108196           10.226131          -27.52%                 5,566          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.536223           14.108196           -2.94%                 9,481          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.583938           14.536223           -0.33%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman               10.000000           10.002124            0.02%                 2,161          2003*
AMT Limited
Maturity Bond
Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.059629           12.696840           26.22%                   695          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.446438           10.059629          -30.37%                   695          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.455564           14.446438          -25.75%                   723          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               21.331920           19.455564           -8.80%                 1,092          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            8.906424           11.857262           33.13%                     0          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.914038            8.906424          -25.24%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.442244           11.914038           -4.25%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.536312           12.442244           -0.75%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.055227           12.445509           23.77%                 2,855          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.130362           10.055227          -28.84%                 3,383          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               20.863367           14.130362          -32.27%                 3,689          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               23.849355           20.863367          -12.52%                10,426          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           11.279831           14.556280           29.05%                31,941          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.649321           11.279831          -27.92%                32,911          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                18.16855           15.649321          -13.85%                33,716          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.474301           18.165855           -1.67%                26,526          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.214155           42.14%                 2,900          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.322604            8.911680            40.95%               19,556          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.239576            6.322604           -23.27%               24,217          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.505903            8.239576           -13.32%               27,466          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.505903            -4.94%               18,009          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            9.419845           11.763806           24.88%                28,131          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.771303            9.419845          -19.98%                31,958          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.296520           11.771303          -11.47%                36,117          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.788879           13.296520          -10.09%                43,969          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.694178            9.038605           35.02%                 1,884          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.282194            6.694178          -27.88%                 1,522          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.759650            9.282194           -4.89%                 1,986          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.759650           -2.40%                   453          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  18.610910           23.451931           26.01%                 1,062          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.290213           18.610910            7.64%                   317          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.936413           17.290213            8.50%                    98          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.516616           15.936413            9.78%                    67          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   4.066580            5.681499           39.71%                     0          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          5.994160            4.066580                -32.16%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          8.605609            5.994160                -30.35%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.000000           8.605609                -13.94%                     0          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal             13.230935           17.930553                35.52%                 1,771          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          13.532141           13.230935                -2.23%                 1,777          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.501983           13.532141                 8.24%                 1,788          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.033260           12.501983                 3.90%                 2,611          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide         13.216913           20.083913                51.96%                   659          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          13.812362           13.216913                -4.31%                   659          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          14.275487           13.812362                -3.24%                   659          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          24.916384           14.275487               -42.71%                   643          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide         10.964166           15.676233                42.98%                     0          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.450041           10.964166                -4.24%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.974758           11.450041               -11.75%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.817233           12.974758                 9.80%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.50%)

   (Variable account charges of 1.50% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.174309           11.689405           27.41%                 7,480          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.551890            9.174309          -20.58%                 6,974          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.797950           11.551890           -9.74%                 4,521          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.728132           10.704526           22.64%                 2,231          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.128268            8.728132          -21.57%                 2,958          2002
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.953179           11.128268          -30.24%                 2,274          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.033520            9.852618           22.64%                 2,287          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.033520          -19.66%                 2,589          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.957490            9.789838           23.03%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.957490          -20.43%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               12.249189           15.559667           27.03%                14,273          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.232053           12.249189          -13.93%                19,121          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.807784           14.232053           11.12%                 4,602          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.219974            2.20%                     0          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.518453           10.935270           45.45%                     0          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.592951            7.518453          -35.15%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.494084           11.592951          -29.71%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.689031           10.080063           31.10%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.746211            7.689031          -21.11%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.731669            9.746211          -23.45%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          10.048782           12.388960           32.29%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.265780           10.048780          -24.25%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.342824           13.265780           -0.58%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.597901           10.311541           35.72%                12,473          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.597901          -24.02%                14,159          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            7.654150            9.499959           24.12%                   268          2003
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.936572            7.654150          -30.01%                   244          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.342049           10.936572          -23.74%                   213          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             8.743455           11.055229           26.44%                36,563          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.433642            8.743455          -23.53%                37,117          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.219073           11.433642          -13.51%                 8,402          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                9.744716           11.630648           19.35%                 3,941          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.878721            9.744716          -17.96%                 5,210          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.298747           11.878721          -10.68%                 2,694          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            12.176693           12.551247            3.08%                12,560          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.309545           12.176693            7.67%                15,603          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.630687           11.309545            6.39%                 3,271          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                   10.068066           12.914155           28.27%                18,572          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.314799           10.068066          -18.24%                21,161          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.173869           12.314799           -6.52%                 2,456          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             8.514851           11.136737           30.79%                24,183          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.384853            8.514851          -31.25%                26,883          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.284127           12.384853          -18.97%                 1,602          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               7.560980            9.456304           25.07%                 3,770          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.408079            7.560980            2.06%                 4,299          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.537159            7.408079          -13.23%                17,758          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           8.278081           11.676982           41.06%                     0          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.550644            8.278081          -21.54%                   926          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.606956           10.550644          -22.46%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.718997           10.891962           41.11%                 2,062          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.718997          -22.81%                 2,030          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                11.062836           13.986657           26.43%                 7,806          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.400091           11.062836          -10.78%                 9,579          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.365961           12.400091          -13.68%                 2,230          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.114979            1.15%                     0          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         6.672816            8.522420           27.72%                   615          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.676041            6.672816          -23.09%                   661          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.295564            8.676041          -15.73%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.433831           11.554180           55.43%                   419          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.433831          -25.66%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              7.757941           10.043723           29.46%                     0          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.521790            7.757941          -26.27%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.160926           10.521790          -13.48%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.678415           36.78%                     0          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          13.418734           17.797782           32.63%                10,415          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.084876           13.418734          -16.58%                 8,840          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.547367           16.084876           -2.79%                   626          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.900524           11.924059           20.44%                 3,260          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.737236            9.900524            1.68%                 1,740          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.486372            9.737236            2.64%                13,181          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.768606           11.018589           62.79%                     0          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.106355            6.768606          -16.50%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.680573            8.106355           -6.61%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.495729           12.198995           62.75%                   649          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.495729          -25.04%                 1,288          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.795864           12.256137           39.34%                     0          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.795864          -12.04%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.422011           11.346316           34.72%                     0          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.422011          -15.78%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.906091            2.914558           52.91%                     0          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.382136            1.906091          -43.64%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.995625            3.382136          -43.59%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.116977           10.879360           52.86%                     0          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.116977          -28.83%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.915587            9.681501           22.31%                     0          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.915587          -20.84%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.121079           12.178075            0.47%                 3,210          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.087778           12.121079            9.32%                 7,241          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.496056           11.087778            5.64%                 1,039          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.590315            6.001871           30.75%                     0          2003
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.538172            4.590315          -29.79%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.237443            6.538172          -29.22%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.841394            6.467638           33.59%                     0          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.476357            4.841394          -25.25%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.216139            6.476357          -29.73%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.756602           10.339912           33.30%                 1,282          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.756602          -22.43%                 1,282          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.909889           10.533052            6.29%                10,633          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.909899           -0.90%                 2,015          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.507569           10.647898           11.99%                 2,440          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.507569           -4.92%                 2,010          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.012363           10.657265           18.25%                 6,843          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.012363           -9.88%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.566085           10.685816           24.75%                 2,299          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.566085          -14.34%                 2,216          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.215054           10.670649           29.89%                     0          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.215054          -17.85%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          8.175099           11.284555           38.04%                     0          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.177611            8.175099          -37.96%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.198852           13.177611          -31.36%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.066732           10.968931           -0.88%                 5,812          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.100780           11.066732           -0.31%                 9,770          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.878760           11.100780            2.04%                11,219          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.603482           10.806133           25.60%                10,171          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.568710            8.603482          -18.59%                10,190          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.169023           10.568710          -13.15%                10,668          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.109258           11.269271           23.71%                     0          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.109258           -8.91%                   522          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.473837           11.219200           50.11%                   561          2003
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.473837          -25.26%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.497562           10.048253           34.02%                     0          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.202185            7.497562          -26.51%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.758477           10.202185          -20.04%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.548477           35.48%                     0          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap       9.671672            12.791193                32.25%                   236          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.718863            9.671672          -34.29%                   733          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.761357           14.718863          -12.19%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            16.192394           25.018122           54.51%                 7,817          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               22.570133           16.192394          -28.26%                 7,700          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.864340           22.570133           26.34%                   391          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        13.790055           19.154484           38.90%                 3,962          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.934952           13.790055          -18.57%                 3,901          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.430186           16.934952           -8.11%                   814          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           8.524600            9.943010           16.64%                   821          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.869728            8.524600          -13.63%                 1,007          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.403190            9.869728           -5.13%                    92          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.547565           12.752538           10.43%                 2,394          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.935239           11.547565            5.60%                 4,223          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.656316           10.935239            2.62%                   554          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.178331            6.132757           18.43%                16,033          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.253323            5.178331          -17.19%                18,154          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.122329            6.253323          -23.01%                 5,055          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.331479            3.363865           44.28%                     0          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                4.007355            2.331479          -41.82%                 1,207          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.491188            4.007355          -38.26%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.083279           10.265717           44.93%                   575          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.083279          -29.17%                   136          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.499478            5.962587           32.52%                     0          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.152979            4.499478          -26.87%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.158972            6.152979          -24.59%                   383          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.729765           10.244286           32.53%                   278          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.729765          -22.70%                   247          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000           12.178822           21.79%                     0          2003*
Risked-Managed Core
Portfolio: Service
Shares
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.204085           13.243553           29.79%                 9,262          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.084942           10.204085          -27.55%                 8,430          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.519679           14.084942           -2.99%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000            9.998725           -0.01%                   131          2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.037926           12.663026           26.15%                 4,115          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.422615           10.037926          -30.40%                 4,820          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.433420           14.422615          -25.78%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            8.887227           11.825710           33.06%                 2,157          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.894405            8.887227          -25.28%                 2,006          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.428094           11.894405           -4.29%                 1,029          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.033548           12.412379           23.71%                 4,024          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.107081           10.033548          -28.88%                 4,024          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               20.839650           14.107081          -32.31%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           11.255526           14.517548           28.98%                18,282          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.623539           11.255526          -27.96%                17,828          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.145209           15.623539          -13.90%                11,395          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.209351           42.09%                 4,630          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.314040            8.895100           40.88%                 8,605          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.232600            6.314040          -23.30%                19,656          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.502715            8.232600          -13.37%                 1,966          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            9.399555           11.732516           24.82%                 5,361          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.751920            9.399555          -20.02%                 6,348          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.281403           11.751920          -11.52%                 2,359          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.685114            9.021800           34.95%                 6,463          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.274332            6.685114          -27.92%                 7,186          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.756374            9.274332           -4.94%                 2,138          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  18.570832           23.389566           25.95%                   384          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.261739           18.570832            7.58%                   435          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.918288           17.261739            8.44%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   4.061066            5.670913           39.64%                 7,797          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.989084            4.061066          -32.19%                10,857          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.602719            5.989084          -30.38%                 4,009          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  13.202435           17.882880           35.45%                 2,153          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.509845           13.202435           -2.28%                 1,118          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.487759           13.509845            8.18%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              13.188423           20.030473           51.88%                   753          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.789595           13.188423           -4.36%                   753          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.259243           13.789595           -3.29%                   753          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              10.940542           15.634516           42.90%                     0          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.431171           10.940542           -4.29%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.959993           11.431171          -11.80%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.55%)

   (Variable account charges of 1.55% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.154526           11.658279           27.35%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.709328           10.676053           22.58%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.030782            9.844280           22.58%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.954778            9.781540           22.96%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               12.222795           15.518266           26.96%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.216492            2.16%                     0          2003
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.502227           10.906133           45.37%                     0          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.672436           10.053206           31.03%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          10.027117           12.355985           23.23%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.595316           10.302820           35.65%                     0          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            7.637651            9.474668           24.05%                     0          2003
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             8.724586           11.025774           26.38%                   799          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                9.723715           11.599710           19.29%                     0          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            12.154048           12.521545            3.02%                     0          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                   10.046372           12.879796           28.20%                   701          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             8.496503           11.107117           30.73%                   797          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               7.544684            9.431127           25.00%                     0          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           8.260228           11.645888           40.99%                     0          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.716368           10.882746           41.03%                     0          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                11.038967           13.949406           26.37%                   647          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.111553            1.12%                     0          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         6.658420            8.499719           27.65%                     0          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.431305           11.544394           55.35%                     0          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              7.741201           10.016970           29.40%                     0          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.673781           36.74%                     0          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          13.389824           17.750446           32.57%                     0          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.879176           11.892325           20.38%                     0          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.760886           11.000440           62.71%                     0          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.493172           12.188660           62.66%                     0          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.791707           12.244135           39.27%                     0          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.418014           11.335187           34.65%                     0          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.903920            2.909762           52.83%                     0          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.114557           10.870138           52.79%                     0          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.911840            9.672009           22.25%                     0          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.094979           12.145681            0.42%                     0          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.580410            5.985870           30.68%                     0          2003
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.835860            6.456972           33.52%                     0          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.753975           10.331173           33.24%                     0          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.905214           10.522733            6.23%                     0          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.503076           10.637462           11.94%                 3,099          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.008104           10.646835           18.19%                   917          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.562027           10.675348           24.68%                     0          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.211169           10.660201           29.83%                     0          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          8.157459           11.254504           37.97%                     0          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.042864           10.939717           -0.93%                     0          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.584915           10.777358           25.54%                     0          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.104949           11.258218           23.65%                     0          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.470286           11.208181           50.04%                     0          2003
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.481395           10.021510           33.95%                     0          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.543884           35.44%                     0          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             9.653687           12.760922           32.19%                     0          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            16.157486           24.951544           54.43%                     0          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        13.760315           19.103495           38.83%                     0          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           8.506213            9.916530           16.58%                     0          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.522667           12.718597           10.38%                     0          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.170642            6.120554           18.37%                     0          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.328014            3.357170           44.21%                     0          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.080856           10.257004           44.86%                     0          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.492787            5.950696           32.45%                     0          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.727134           10.235608           32.46%                     0          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000           12.174698           21.75%                     0          2003*
Risked-Managed Core
Portfolio: Service
Shares
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.182084           13.208305           29.72%                     0          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000            9.995324           -0.05%                     0          2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.016277           12.629313           26.09%                     0          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            8.868057           11.794211           33.00%                     0          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.011907           12.379330           23.65%                     0          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           11.231257           14.478903           28.92%                     0          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.204530           42.05%                     0          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.305481            8.878533           40.81%                     0          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            9.379287           11.701284           24.76%                     0          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.676060            9.005020           34.89%                     0          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  18.530862           23.327390           25.88%                     0          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   4.055570            5.660359           39.57%                     0          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  13.173972           17.835262           35.38%                     0          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              13.159985           19.977155           51.80%                     0          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              10.916950           15.592895           42.83%                     0          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.60%)

   (Variable account charges of 1.60% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.134791           11.627252           27.29%                 5,981          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.513844            9.134791          -20.66%                 5,981          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.768846           11.513844           -9.83%                 5,981          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.690538           10.647602           22.52%                 1,262          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.091611            8.690538          -21.65%                11,470          2002
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.916904           11.091611          -30.32%                   188          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.028048            9.835934           22.52%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.028048          -19.72%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.952075            9.773254           22.90%                 4,425          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.952075          -20.48%                 3,537          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               12.196439           15.476950           26.90%                 2,044          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.185172           12.196439          -14.02%                 9,613          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.778642           14.185172           11.01%                   403          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.213008            2.13%                     0          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.486045           10.877095           45.30%                     0          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.554752            7.486045          -35.21%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.456572           11.554752          -29.79%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.655883           10.026413           30.96%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.714079            7.655883          -21.19%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.702702            9.714079          -23.53%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -          10.005487           12.323079           23.16%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.222072           10.005487          -24.33%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.312463           13.222072           -0.68%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.592743           10.294104           35.58%                     0          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.592743          -24.07%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            7.621164            9.449413           23.99%                 1,636          2003
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.900528            7.621164          -30.08%                 1,561          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.309420           10.900528          -23.82%                 1,369          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             8.705780           10.996431           26.31%                 9,576          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          11.395964           8.705780                -23.61%                10,362          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          13.188992           11.395964               -13.59%                 9,904          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                9.702740           11.568814           19.23%                   705          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.839596            9.702740          -18.05%                   174          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.268495           11.839596          -10.77%                   174          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            12.131471           12.491949            2.97%                   973          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.278978           12.131471            7.56%                   665          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.612780           11.278978            6.28%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                   10.024679           12.845461           28.14%                13,902          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.274215           10.024679          -18.33%                13,618          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.143893           12.274215           -6.62%                10,891          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             8.478157           11.077503           30.66%                31,329          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.344049            8.478157          -31.32%                38,207          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.249368           12.344049          -19.05%                26,476          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               7.528392            9.406006           24.94%                 3,315          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.383653            7.528392            1.96%                 3,315          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.517712            7.383653          -13.31%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           8.242406           11.614887           40.92%                     0          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.515875            8.242406          -21.62%                10,423          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.576001           10.515875           -22.54                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.713742           10.873513           40.96%                     0          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.713742          -22.86%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                11.015156           13.912260           26.30%                 4,784          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.359225           11.015156          -10.88%                 4,843          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.332600           12.359225          -13.77%                 2,139          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.108120            1.08%                     0          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         6.644054            8.477086           27.59%                     0          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.647434            6.644054          -23.17%                13,345          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.272119            8.647434          -15.82%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.428775           11.534626           55.27%                 1,412          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.428775          -25.71%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              7.724509            9.990303           29.33%                     0          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          10.487119           7.724509                -26.34%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                          12.133258           10.487119               -13.57%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.669144           36.69%                     0          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          13.360934           17.703153           32.50%                 1,055          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.031888           13.360934          -16.66%                 9,412          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.509731           16.031888           -2.89%                 3,152          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.857878           11.860661           20.32%                     0          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.705141            9.857878            1.57%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.464778            9.705141            2.54%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.753156           10.982304           62.62%                     0          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.096093            6.753156          -16.59%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.678451            8.096093           -6.71%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.490620           12.178340           62.58%                     0          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.490620          -25.09%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.787543           12.232126           39.20%                     0          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.787543          -12.12%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.414030           11.324074           34.59%                     0          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.414030          -15.86%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.901728            2.904946           52.75%                     0          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.377839            1.901728          -43.70%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.994151            3.377839          -43.65%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.112126           10.860924           52.71%                     0          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.112126          -28.88%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.908084            9.662506           22.19%                     0          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.908084          -20.92%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.068906           12.113343            0.37%                12,138          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.051278           12.068906            9.21%                12,028          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.472185           11.051278            5.53%                 7,279          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.570511            5.969902           30.62%                   550          2003
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.516595            4.570511          -29.86%                   550          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.216406            6.516595          -29.29%                   550          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.830339            6.446338           33.46%                     0          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.468145            4.830339          -25.32%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.213885            6.468145          -29.80%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.751335           10.322414           33.17%                     0          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.751335          -22.49%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.900522           10.512395            6.18%                 2,778          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.900522           -0.99%                 2,778          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.498578           10.627027           11.88%                13,339          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.498578           -5.01%                13,339          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.003831           10.636383           18.13%                     0          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.003831           -9.96%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.557964           10.664866           24.62%                     0          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.557964          -14.42%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.207270           10.649717           29.76%                     0          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.207270          -17.93%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          8.139837           11.224491           37.90%                 4,705          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.134144            8.139837          -38.03%                 1,582          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.155179           13.134144          -31.43%                 1,582          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.019038           10.910569           -0.98%                20,497          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.064171           11.019038           -0.41%                20,393          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.853962           11.064171            1.94%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.566400           10.748649           25.47%                 1,255          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.533860            8.566400          -18.68%                 1,451          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.141316           10.533860          -13.24%                   922          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.100645           11.247196           23.59%                     0          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.100645           -8.99%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.466744           11.197192           49.96%                     0          2003
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.466744          -25.33%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.465251            9.994811           33.88%                     0          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.168561            7.465251          -26.58%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.729459           10.168561          -20.12%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.539299           35.39%                     0          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             9.635711           12.730702           32.12%                   623          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.679081            9.635711          -34.36%                 8,467          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.733188           14.679081          -12.28%                   416          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            16.122626           24.885091           54.35%                 3,082          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               22.495777           16.122626          -28.33%                 6,326          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.823704           22.495777           26.21%                   846          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        13.730651           19.052645           38.76%                 2,978          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.879142           13.730651          -18.65%                 1,211          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.388267           16.879142           -8.21%                 1,211          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           8.487853            9.890109           16.52%                     0          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.837192            8.487853          -13.72%                   894          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.379505            9.837192           -5.22%                 5,004          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.497820           12.684724           10.32%                 1,249          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.899202           11.497820            5.49%                 2,035          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.632058           10.899202            2.51%                 1,670          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.162942            6.108331           18.31%                11,318          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.241085            5.162942          -17.27%                11,318          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.114733            6.241085          -23.09%                 9,406          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.324540            3.350462           44.13%                     0          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.999498            2.324540          -41.88%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.485104            3.999498          -38.33%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.078454           10.248317           44.78%                     0          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.078454          -29.22%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.486092            5.938819           32.38%                     0          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.140922            4.486092          -26.95%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.151333            6.140922          -24.66%                 4,977          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.724506           10.226942           32.40%                     0          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.724506          -22.75%                 3,029          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000           12.170561           21.71%                     0          2003*
Risked-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.160128           13.173140           29.66%                   891          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.038550           10.160128          -27.63%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.486662           14.038550           -3.09%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000            9.991948           -0.08%                     0          2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            9.994652           12.595653           26.02%                   967          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.375068            9.994652          -30.47%                 8,536          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.389212           14.375068          -25.86%                   263          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            8.848923           11.762808           32.93%                   847          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.855202            8.848923          -25.36%                   969          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.399807           11.855202           -4.39%                   182          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            9.990303           12.346352           23.58%                     0          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.060573            9.990303          -28.95%                 8,398          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               20.792245           14.060573          -32.38%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           11.207016           14.440322           28.85%                 1,708          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.572047           11.207016          -28.03%                 1,708          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.103937           15.572047          -13.99%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.199720           42.00%                 1,467          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.296936            8.862004           40.74%                12,158          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.218658            6.296936          -23.38%                17,080          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.496340            8.218658          -13.45%                15,371          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            9.359056           11.670124           24.69%                 4,822          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.713202            9.359056          -20.10%                 4,822          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.251196           11.713202          -11.61%                 4,822          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.667013            8.988254           34.82%                 6,218          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.258644            6.667013          -27.99%                12,106          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.749831            9.258644           -5.04%                 9,273          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  18.490922           23.265299           25.82%                     0          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.204918           18.490922            7.47%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.882098           17.204918            8.33%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   4.050054            5.649809           39.50%                     0          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.978929            4.050054          -32.26%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.596944            5.978929          -30.45%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  13.145572           17.787794           35.31%                   294          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.465237           13.145572           -2.37%                   329          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.459341           13.465327            8.07%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              13.131584           19.923949           51.73%                     0          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.744142           13.131584           -4.46%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.226803           13.744142           -3.39%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              10.893391           15.551352           42.76%                     0          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.393485           10.893391           -4.39%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.930490           11.393485          -11.89%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.65%)

   (Variable account charges of 1.65% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.115086           11.596281           27.22%                36,506          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.494846            9.115086          -20.70%                36,840          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.754306           11.494846           -9.87%                23,607          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.507084           12.754306          -12.08%                 7,967          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.671800           10.619263           22.46%                 5,256          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.073317            8.671800          -21.69%                 7,365          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.898785           11.073317          -30.35%                11,069          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.434239           15.898785          -18.19%                 3,603          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.025314            9.827587           22.46%                 8,153          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.025314          -19.75%                 6,928          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.949373            9.764966           22.84%                27,087          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.949373          -20.51%                11,468          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               12.170125           15.435721           26.83%                74,089          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.161782           12.170125          -14.06%                56,765          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.764086           14.161782           10.95%                26.289          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.984159           12.764086           16.20%                12,510          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.209525            2.10%                     0          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.469866           10.848074           45.22%                     0          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.535653            7.469866          -35.25%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.437806           11.535653          -29.82%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               20.617144           16.437806          -20.27%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.639349            9.999695           30.90%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.698035            7.639349          -21.23%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.688214            9.698035          -23.57%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.408242           12.688214          -27.11%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           9.983912           12.290259           23.10%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.200277            9.983912          -24.37%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.297317           13.200277           -0.73%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.413046           13.297317            7.12%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.590152           10.285373           35.51%                 4,419          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.590152          -24.10%                 5,322          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            7.604702            9.424231           23.93%                11,960          2003
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.882532            7.604702          -30.12%                11,162          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.293123           10.882532          -23.86%                11,400          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.333747           14.293123          -12.49%                 8,129          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             8.686976           10.967119           26.25%                62,682          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.377149            8.686976          -23.65%                70,568          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.173971           11.377149          -13.64%                29,309          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.764046           13.173971          -10.77%                32,228          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                9.681804           11.537984           19.17%                34,717          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.820057            9.681804          -18.09%                45,151          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.253384           11.820057          -10.81%                13,450          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.562791           13.253384           -2.28%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            12.108907           12.462369            2.92%                40,089          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.263725           12.108907            7.50%                26,366          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.603847           11.263725            6.22%                13,840          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.760781           10.603847            8.64%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                   10.003066           12.811259           28.07%                74,870          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.253980           10.003066          -18.37%                60,715          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.128922           12.253980           -6.66%                31,988          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.324339           13.128922            6.53%                17,797          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             8.459859           11.047999           30.59%               144,000          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.323670            8.459859          -31.35%               118,821          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.232000           12.323670          -19.09%                60,024          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.413426           15.232000          -12.53%                27,967          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               7.512154            9.380947           24.88%                43,052          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.371466            7.512154            1.91%                19,414          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.508002            7.371466          -13.36%                 7,111          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.177582            8.508002          -23.88%                10,961          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           8.224601           11.583907           40.84%                    29          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.498504            8.224601          -21.66%                 1,356          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.560524           10.498504          -22.58%                 1,356          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.052691           13.560524          -20.48%                 6,347          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.711109           10.864300           40.89%                13,924          2003
Portfolio: Service
Class R- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.711109          -22.89%                 3,442          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.991394           13.875191           26.24%                52,007          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.338834           10.991394          -10.92%                46,991          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.316943           12.338834          -13.82%                22,553          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.603664           14.316943           -8.25%                12,158          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.104687            1.05%                   607          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         6.629704            8.454474           27.52%                 6,540          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.633163            6.629704          -23.21%                 6,535          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.260418            8.633163          -15.86%                10,258          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.595275           10.260418          -18.54%                 8,621          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.426249           11.524844           55.19%                 6,409          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.426249          -25.74%                   919          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              7.707824            9.963657           29.27%                17,900          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.469799            7.707824          -26.38%                12,778          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.119427           10.469799          -13.61%                 4,910          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.786084           12.119427          -12.09%                 7,511          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.664512           36.65%                     0          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          13.332102           17.655987           32.43%                30,717          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.005443           13.332102          -16.70%                30,689          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.490935           16.005443           -2.94%                10,679          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.553031           16.490935           13.32%                 3,067          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.836609           11.829065           20.26%                24,240          2003
High Income Bond: Class
I Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.689126            9.836609            1.52%                17,949          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.453988            9.689126            2.49%                 4,535          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.479056            9.453988           -9.78%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.745447           10.964194           62.54%                     0          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.090952            6.745447          -16.63%                 1,107          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.677386            8.090952           -6.76%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.677386          -13.23%                     0          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.488067           12.167999           62.50%                 3,123          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.488067          -25.12%                 1,064          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.783377           12.220120           39.13%                   453          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.783377          -12.17%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.410033           11.312952           34.52%                 3,897          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.410033          -15.90%                 2,686          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.899557            2.900164           52.68%                     0          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.375688            1.899557          -43.73%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.993413            3.375688          -43.68%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            5.993413          -40.07%                     0          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             7.1097111           10.851730           52.63%                 1,256          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.109711          -28.90%                   977          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.904327            9.653025           22.12%                   578          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.904327          -20.96%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.042881           12.081076            0.32%                37,473          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.033039           12.042881            9.15%                75,670          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.460250           11.033039            5.48%                34,809          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.449856           10.460250           10.69%                30,746          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.560642            5.953998           30.55%                   587          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.505832            4.560642          -29.90%                   587          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.205900            6.505832          -29.33%                   587          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.740010            9.205900          -27.74%                   323          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.824815            6.435697           33.39%                     0          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.464037            4.824815          -25.36%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.212757            6.464037          -29.84%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.212757           -7.87%                     0          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.748697           10.313672           33.10%                   142          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.748697          -22.51%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.895838           10.502098            6.13%                12,273          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.895838           -1.04%                 7,218          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.494075           10.616601           11.82%                 6,324          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.494075           -5.06%                 2,641          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.999570           10.625957           18.07%               153,706          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.999570          -10.00%                73,261          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.553922           10.654414           24.56%               155,540          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.553922          -14.46%                85,161          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.203385           10.639301           29.69%                50,564          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.203385          -17.97%                11,207          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          8.122255           11.194572           37.83%                 1,874          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.112455            8.122255          -38.06%                 2,342          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.133359           13.112455          -31.47%                 2,269          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               22.988509           19.133359          -16.77%                   759          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.995248           10.881482           -1.03%                69,776          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.045897           10.995248           -0.46%                95,536          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.841575           11.045897            1.88%                78,798          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.395950           10.841575            4.29%                46,460          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.547905           10.720003           25.41%                24,022          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.516473            8.547905          -18.72%                24,124          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.127493           10.516473          -13.28%                17,329          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.596911           12.127493           -3.73%                16,831          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.096324           11.236149           23.52%                   479          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.096324           -9.04%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.463213           11.186220           49.88%                    92          2003
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.463213          -25.37%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.449129            9.968174           33.82%                   693          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.151774            7.449129          -26.62%                 1,721          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.714940           10.151774          -20.16%                 1,884          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.743816           12.714940          -13.76%                   693          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.534705           35.35%                 1,447          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             9.617770           12.700547           32.05%                24,830          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.659211            9.617770          -34.39%                27,020          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.719097           14.659211          -12.32%                 5,104          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               20.277316           16.719097          -17.55%                 3,437          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            16.087835           24.818800           54.27%                39,438          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               22.458672           16.087835          -28.37%                35,170          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.803398           22.458672           26.15%                 4,425          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.277398           17.803398            9.37%                 3,265          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        13.701015           19.001877           38.69%                42,660          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.851295           13.701015          -18.69%                45,981          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.367325           16.851295           -8.25%                 8,037          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.148084           18.367325            7.11%                 1,889          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           8.469553            9.863772           16.46%                15,351          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.820962            8.469553          -13.76%                 9,563          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.367680            9.820962           -5.27%                 1,089          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.577794           10.367680           -1.99%                 3,084          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.473014           12.650922           10.27%                 7,460          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.881227           11.473014            5.44%                 9,224          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.619936           10.881227            2.46%                 4,165          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.219313           10.619936            3.92%                 3,572          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.155250            6.096134           18.25%               158,179          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.234962            5.155250          -17.32%               148,044          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.110923            6.234962          -23.13%                68,241          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.110923          -18.89%                29,603          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.321074            3.343773           44.06%                 3,195          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.995569            2.321074          -41.91%                 6,162          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.482069            3.995569          -38.36%                30,540          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.482069          -35.18%                16,601          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.076041           10.239640           44.71%                 8,542          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.076041          -29.24%                16,099          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.479412            5.926958           32.32%                11,901          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.134915            4.479412          -26.98%                20,975          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.147522            6.134915          -24.70%                37,089          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.147522          -18.52%                26,773          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.721869           10.218272           32.33%                18,646          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.721869          -22.78%                14,039          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000           12.166439           21.66%                     0          2003*
Risked-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.138201           13.138019           29.59%                 7,136          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.015386           10.138201          -27.66%                 9,038          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.470155           14.015386           -3.14%                 3,810          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.547000           14.470155           -0.53%                   434          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000            9.988556           -0.11%                     0          2003*
Limited Maturity Bond
Portfolio: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            9.973058           12.562067           25.96%                13,503          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.351320            9.973058          -30.51%                13,924          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               19.367124           14.351320          -25.90%                 5,929          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               21.277954           19.367124           -8.98%                 3,877          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            8.829813           11.731426           32.86%                21,960          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.835638            8.829813          -25.40%                24,836          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.385684           11.835638           -4.44%                 3,165          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.504542           12.385684           -0.95%                 2,011          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            9.968740           12.313446           23.52%                83,445          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.037370            9.968740          -28.98%                62,452          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               20.768575           14.037370          -32.41%                17,360          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               23.789077           20.768575          -12.70%                 6,507          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           11.182836           14.401857           28.79%               107,813          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.546364           11.182836          -28.07%                81,247          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.083324           15.546364          -14.03%                33,073          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               18.427568           18.083324           -1.87%                 9,722          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.194919           41.95%                18,749          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.288389            8.845490           40.66%               115,420          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.211680            6.288389           -23.42%              125,606          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.493145            8.211680           -13.50%               36,325          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.493145            -5.07%                  798          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            9.338857           11.639025           24.63%                48,707          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.693870            9.338857          -20.14%                52,745          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.236091           11.693870          -11.65%                33,147          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.751442           13.236091          -10.27%                13,882          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.657970            8.971514           34.75%                26,079          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.250791            6.657970          -28.03%                25,531          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.746555            9.250791           -5.09%                17,744          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.746555           -2.53%                 1,051          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  18.451021           23.203314           25.76%                 5,105          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               17.176522           18.451021            7.42%                 3,180          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.863998           17.176522            8.27%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.479873           15.863998            9.56%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   4.044559            5.639279           39.43%                 7,641          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.973855            4.044559          -32.30%                11,869          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.594047            5.973855          -30.49%                11,751          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.594047          -14.06%                     0          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  13.117202           17.740386           35.25%                24,903          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.443112           13.117202           -2.42%                24,656          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.445148           13.443112            8.02%                 9,369          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.985136           12.445148            3.84%                   315          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              13.103231           19.870857           51.65%                 3,554          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.721459           13.103231           -4.51%                 4,422          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.210596           13.721459           -3.44%                 4,036          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               24.853443           14.210596          -42.82%                 3,236          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide              10.869895           15.509939           42.69%                 5,768          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.374685           10.869895           -4.44%                   310          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.915760           11.374685          -11.93%                   310          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.787279           12.915760            9.57%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.70%)

   (Variable account charges of 1.70% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                6.834929            8.691036           27.16%                   890          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.623786            6.834929          -20.74%                   890          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.573565            8.623786           -9.92%                 1,621          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                6.823270            8.351354           22.40%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.717309            6.823270          -21.73%                     0          2002
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.522513            8.717309          -30.39%                   409          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.022584            9.819250           22.40%                   204          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.022584          -19.77%                   172          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.946664            9.756701           22.78%                   586          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.946664          -20.53%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.713280           12.313381           26.77%                 5,531          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.308628            9.713280          -14.11%                20,915          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.197744           11.308628           10.89%                 4,205          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.206041            2.06%                     0          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           5.651258            8.202843           45.15%                     0          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.731633            5.651258          -35.28%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.448592            8.731633          -29.86%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           6.419202            8.398286           30.83%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.153235            6.419202          -21.27%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.672586            8.153235          -23.61%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.501271            9.229428           23.04%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.922893            7.501271          -24.40%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000956            9.922893           -0.78%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.587564           10.276639           35.44%                 1,594          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.587564          -24.12%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            5.517158            6.833733           23.86%                     0          2003
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.899217            5.517158          -30.16%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.380157            7.899217          -23.90%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             6.341490            8.001922           26.18%                15,357          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.309551            6.341490          -23.68%                16,052          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.626823            8.309551          -13.68%                 7,291          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                7.258882            8.646151           19.11%                     0          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.866534            7.258882          -18.13%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.946799            8.866534          -10.86%                 4,369          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            12.086367           12.432845            2.87%                47,014          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.248475           12.086367            7.45%                47,606          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.594913           11.248475            6.17%                 1,766          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                    7.544918            9.658120           28.01%                17,009          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.247408            7.544918          -18.41%                14,391          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.912757            9.247408           -6.71%                13,126          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             5.977313            7.801994           30.53%                 2,512          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.711728            5.977313          -31.39%                 1,272          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.773174            8.711728          -19.13%                   699          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               6.490761            8.101344           24.81%                 4,567          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.372448            6.490761            1.86%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.358723            6.372448          -13.40%                   604          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           6.288770            8.852908           40.77%                     0          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.031546            6.288770          -21.70%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.379362            8.031546          -22.62%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.708483           10.855078           40.82%                     0          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.708483          -22.92%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 7.932488           10.008646           26.17%                 8,127          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.909469            7.932488          -10.97%                 7,334          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.343090            8.909469          -13.86%                 5,487          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.101245            1.01%                     0          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         5.187189            6.611555           27.46%                 2,108          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.758171            5.187189          -23.25%                 2,041          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.036133            6.758171          -15.90%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.423709           11.515065           55.11%                   189          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.423709          -25.76%                   201          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              6.017346            7.774478           29.20%                   767          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.177730            6.017346          -26.42%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.471062            8.177730          -13.66%                   291          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.659878           36.60%                     0          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          10.471383           13.860424           32.36%                   439          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.577501           10.471383          -16.75%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.965645           12.577501           -2.99%                   985          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.069535           10.901080           20.19%                   947          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.938092            9.069535            1.47%                 2,386          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.725646            8.938092            2.43%                 2,303          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.737713           10.946077           62.46%                     0          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.085801            6.737713          -16.67%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.676322            8.085801           -6.81%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.485519           12.157699           62.42%                    97          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.485519          -25.15%                    94          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.779218           12.208133           39.06%                     0          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.779218          -12.21%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.406045           11.301852           34.45%                    82          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.406045          -15.94%                    96          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.897376            2.895359           52.60%                     0          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.373545            1.897376          -43.76%                 1,368          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.992673            3.373545          -43.71%                   687          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.107282           10.842520           52.56%                   487          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.107282          -28.93%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.900585            9.643548           22.06%                     0          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.900585          -20.99%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.387519           12.420485            0.27%                30,007          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.354552           12.387519            9.10%                36,086          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.770572           11.354552            5.42%                 8,482          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              3.469794            4.527588           30.49%                     0          2003
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                4.952256            3.469794          -29.94%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.011148            4.952256          -29.37%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.819298            6.425076           33.32%                     0          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.459936            4.819298          -25.40%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.211629            6.459936          -29.87%                   177          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.746056           10.304923           33.03%                     0          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.746056          -22.54%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.891153           10.491789            6.07%                27,892          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.891153           -1.09%                11,835          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.489589           10.606188           11.77%                30,477          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.489589           -5.10%                46,118          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.995312           10.615527           18.01%                 7,126          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.995312          -10.05%                 1,182          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.549857           10.643945           24.49%                53,687          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.549857          -14.50%                 7,375          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.199498           10.628853           29.63%                18,257          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.199498          -18.01%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          5.171167            7.123587           37.76%                 4,408          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.352516            5.171167          -38.09%                 1,934          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.194050            8.352516          -31.50%                   333          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.781517           10.664538           -1.08%                 4,823          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.836691           10.781517           -0.51%                80,590          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.641677           10.836691            1.83%                 5,411          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.675091            8.367042           25.35%                   973          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.216536            6.675091          -18.76%                 6,544          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.480069            8.216536          -13.33%                   973          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.092017           11.225121           23.46%                     0          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.092017           -9.08%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.459677           11.175255           49.81%                 1,398          2003
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.459677          -25.40%                11,489          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              5.641033            7.544804           33.75%                     0          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.691601            5.641033          -26.66%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.638561            7.691601          -20.20%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.530129           35.30%                     0          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             9.599855           12.670461           31.99%                 3,727          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.639366            9.599855          -34.42%                15,452          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.705019           14.639366          -12.37%                   197          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            11.543278           17.798875           54.19%                 1,399          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.122666           11.543278          -28.40%                 1,251          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.787277           16.122666           26.08%                61,949          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        11.268207           15.619903           38.62%                     0          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.866158           11.268207          -18.74%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.121378           13.866158           -8.30%                 3,069          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           7.580114            8.823429           16.40%                   641          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.794081            7.580114          -13.80%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.288391            8.794081           -5.32%                   270          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.094926           12.227805           10.21%                 6,144          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.527978           11.094926            5.39%                14,988          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.280419           10.527978            2.41%                 4,015          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.147573            6.083963           18.19%                 6,431          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.228852            5.147573          -17.36%                 7,846          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.107133            6.228852          -23.17%                 4,917          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.317610            3.337081           43.99%                     0          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.991639            2.317610          -41.94%                 1,168          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.479020            3.991639          -38.39%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.073630           10.230953           44.64%                   514          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.073630          -29.26%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.472745            5.915144           32.25%                     0          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.128895            4.472745          -27.02%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.143702            6.128895          -24.74%                 2,677          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.719236           10.209599           32.26%                 1,498          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.719236          -22.81%                 1,608          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000           12.162319           21.62%                     0          2003*
Risked-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.936818            8.984815           29.52%                     0          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.594571            6.936818          -27.70%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.910972            9.594571           -3.19%                 5,235          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000            9.985156           -0.15%                     0          2003*
Limited Maturity Bond
Portfolio: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            7.143412            8.993282           25.90%                 1,682          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.284686            7.143412          -30.54%                 1,714          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.886316           10.284686          -25.94%                 4,162          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.701201            8.898815           32.79%                 2,262          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.986985            6.701201          -25.43%                   504          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.409456            8.986985           -4.49%                   390          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.724059            8.301377           23.46%                 2,819          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.473229            6.724059          -29.02%                 6,496          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.023027            9.473229          -32.45%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            7.731297            9.951728           28.72%                 6,249          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.753519            7.731297          -28.10%                22,630          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.514763           10.753519          -14.07%                 6,107          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.190099           41.90%                 1,144          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.279861            8.829014           40.59%                 2,473          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.204726            6.279861          -23.46%                 2,557          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.489961            8.204726          -13.54%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.817103            8.491851           24.57%                 1,140          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.540552            6.817103          -20.18%                 1,140          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.671852            8.540552          -11.70%                 1,905          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.648942            8.954792           34.68%                 6,222          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.242958            6.648942          -28.06%                24,761          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.743284            9.242958           -5.14%                 4,105          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  14.263644           17.928317           25.69%                    53          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.285149           14.263644            7.37%                    62          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.276257           13.285149            8.22%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   4.039063            5.628773           39.36%                     0          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.968779            4.039063          -32.33%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.591151            5.968779          -30.52%                   646          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  11.946728           16.149186           35.18%                 1,222          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.249784           11.946728           -2.47%                   469          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.346213           12.249784            7.96%                   998          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               8.210254           12.444385           51.57%                     0          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.602001            8.210254           -4.55%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.913211            8.602001           -3.49%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               9.195824           13.114596           42.61%                   560          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.627768            9.195824           -4.49%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.937759            9.627768          -11.98%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.75%)

   (Variable account charges of 1.75% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                6.822181            8.670410           27.09%                 9,317          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.612091            6.822181          -20.78%                 8,524          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.565494            8.612091           -9.97%                 8,127          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.891060            9.565494          -12.17%                 7,696          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.891060            8.91%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                6.810559            8.331561           22.33%                   533          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.705508            6.810559          -21.77%                   533          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.511970            8.705508          -30.42%                 3,268          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.309779           12.511970          -18.27%                 2,965          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.309779           53.10%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.019853            9.810925           22.33%                 4,715          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.019853          -19.80%                 4,397          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.943949            9.748406           22.71%                74,494          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.943949          -20.56%                35,008          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.695180           12.284189           26.70%                 4,446          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.293308            9.695180          -14.15%                 7,174          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.189139           11.293308           10.84%                 5,343          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.777154           10.189139           16.09%                 3,261          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.777154          -12.23%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.202557            2.03%                   643          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           5.640729            8.183411           45.08%                     0          2003
Global Post-Venture
Capital Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.719797            5.640729          -35.31%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.438107            8.719797          -29.89%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.616326           12.438107          -20.35%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.616326           56.16%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           6.407248            8.378380           30.76%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.142192            6.407248          -21.31%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.663588            8.142192          -23.64%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.645295           10.663588          -27.19%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.645295           46.45%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.487286            9.207534           22.98%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.909449            7.487286          -24.44%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.992513            9.909449           -0.83%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.337456            9.992513            7.02%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.337456           -6.63%                    53          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.584974           10.267923           35.37%                   319          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.584974          -24.15%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            5.506865            6.817526           23.80%                   726          2003
Responsible Growth
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.888512            5.506865          -30.19%                   726          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.371408            7.888512          -23.94%                   726          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.864126           10.371408          -12.58%                26,454          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.864126           18.64%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             6.329672            7.982961           26.12%                19,939          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.298290            6.329672          -23.72%                24,587          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.618706            8.298290          -13.73%                16,046          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.790571            9.618706          -10.86%                12,845          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.790571            7.91%                 1,372          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                7.245341            8.625637           19.05%                 1,480          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.854519            7.245341          -18.17%                 1,538          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.938414            8.854519          -10.91%                 1,625          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.180717            9.938414           -2.38%                 1,720          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.180717            1.81%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            12.063856           12.403369            2.81%                 3,169          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.233244           12.063856            7.39%                60,107          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.585977           11.233244            6.11%                 2,362          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.754195           10.585977            8.53%                   609          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.754195           -2.46%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                    7.530864            9.635243           27.94%                17,013          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.234883            7.530864          -18.45%                15,993          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.904395            9.234883           -6.76%                 2,362          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.306820            9.904395            6.42%                 9,140          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.306820           -6.93%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             5.966173            7.783505           30.46%                42,815          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.699922            5.966173          -31.42%                42,602          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.764092            8.699922          -19.18%                24,355          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.318116           10.764092          -12.62%                43,988          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.318116           23.18%                 7,228          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               6.478666            8.082144           24.75%                 2,854          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.363800            6.478666            1.80%                 3,965          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.352510            6.363800          -13.45%                 4,306          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.669314            7.352510          -23.96%                 2,702          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.669314           -3.31%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           6.277043            8.831911           40.70%                 2,995          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.020658            6.277043          -21.74%                 2,995          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.370604            8.020658          -22.66%                 3,814          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.054491           10.370604          -20.56%                 2,324          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.054491           30.54%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.705852           10.845870           40.75%                     0          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.705852          -22.94%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 7.917710            9.984934           26.11%                12,265          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.897411            7.917710          -11.01%                12,830          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.334368            8.897411          -13.90%                13,343          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.274564           10.334368           -8.34%                35,067          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.274564           12.75%                   507          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.097816            0.98%                     0          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         5.177522            6.595891           27.39%                 9,520          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.749005            5.177522          -23.28%                 9,579          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.029346            6.749005          -15.95%                10,085          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.866489            8.029346          -18.62%                13,557          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.866489           -1.34%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.421189           11.505305           55.03%                 6,075          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.421189          -25.79%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              6.006135            7.756043           29.14%                   202          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.166647            6.006135          -26.46%                   220          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.463069            8.166647          -13.70%                 2,139          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.775320            9.463069          -12.18%                 3,617          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.775320            7.75%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.655237           36.55%                     0          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          10.451848           13.827559           32.30%                 4,454          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.560435           10.451848          -16.79%                 4,318          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.954698           12.560435           -3.04%                 4,861          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.443936           12.954698           13.20%                 1,667          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.443936           14.44%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.052629           10.875215           20.13%                 1,655          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.925976            9.052629            1.42%                 1,655          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.718281            8.925976            2.38%                 1,655          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.673363            8.718281           -9.87%                 1,655          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.673363           -3.27%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.729993           10.927986           62.38%                 3,847          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.080662            6.729993          -16.71%                 3,847          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.675258            8.080662           -6.85%                 3,847          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.675258          -13.25%                     0          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.482965           12.147387           62.33%                     0          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.482965          -25.17%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.775030           12.196111           38.99%                     0          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.775030          -12.25%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.402053           11.290741           34.38%                     0          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.402053          -15.98%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.895195            2.890558           52.52%                     0          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.371381            1.895195          -43.79%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.991934            3.371381          -43.73%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            5.991934          -40.08%                     0          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.104858           10.833329           52.48%                   230          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.104858          -28.95%                   230          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.896831            9.634075           22.00%                     0          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.896831          -21.03%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              3.463330            4.516845           30.42%                 2,716          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                4.945547            3.463330          -29.97%                 2,716          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.005239            4.945547          -29.40%                 3,395          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.704353            7.005239          -27.81%                 2,716          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.704353           -2.96%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.364450           12.391049            0.22%                 7,887          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.339175           12.364450            9.04%                63,187          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.761486           11.339175            5.37%                 5,998          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.731842           10.761486           10.58%                 6,657          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.731842           -2.68%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.813780            6.414454           33.25%                     0          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.455831            4.813780          -25.44%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.210500            6.455831          -29.91%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.210500           -7.90%                     0          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.743411           10.296163           32.97%                     0          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.743411          -22.57%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.903364           10.499391            6.02%                     0          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.039249            9.903364           -1.35%                 1,768          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.473594           10.582927           11.71%                   425          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.060109            9.473594           -5.83%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.943444           10.548952           17.95%                 9,760          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.069222            8.943444          -11.18%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.481877           10.553956           24.43%                 3,168          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.107544            8.481877          -16.08%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.100685           10.495425           29.56%                   473          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.116319            8.100685          -19.92%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          5.161519            7.106690           37.69%                   221          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.341195            5.161519          -38.12%                   221          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.183768            8.341195          -31.54%                   221          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.653509           12.183768          -16.85%                21,743          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.653509           46.54%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.761392           10.639218           -1.14%                 7,553          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.821968           10.761392           -0.56%                10,906          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.632658           10.821968            1.78%                17,003          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.205942           10.632658            4.18%                 3,093          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.205942            2.06%                 3,456          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.662646            8.347189           25.28%                   231          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.205402            6.662646          -18.80%                   251          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.472081            8.205402          -13.37%                   251          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.848668            9.472081           -3.82%                   251          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.848668           -1.51%                 1,422          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.087697           11.214093           23.40%                     0          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.087697           -9.12%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.456128           11.164275           49.73%                76,527          2003
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.456128          -25.44%                37,540          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              5.630524            7.526929           33.68%                     0          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.681183            5.630524          -26.70%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.630431            7.681183          -20.24%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.178438            9.630431          -13.85%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.178438           11.78%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.525528           35.26%                     0          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             9.581953           12.640410           31.92%                 2,114          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.619524            9.581953          -34.46%                 4,138          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.690944           14.619524          -12.41%                42,113          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               20.263696           16.690944          -17.63%                16,670          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           20.263696          102.64%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            11.521769           17.756675           54.11%                 6,058          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.100836           11.521769          -28.44%                 4,959          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.776504           16.100836           26.02%                79,112          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.693190           12.776504            9.26%                 2,045          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.693190           16.93%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        11.247212           15.582883           38.55%                 3,487          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.847390           11.247212          -18.78%                 3,615          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.108647           13.847390           -8.35%                 3,664          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.120006           15.108647            7.00%                 3,878          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.120006           41.20%                 1,202          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           7.565979            8.802504           16.34%                15,618          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.782156            7.565979          -13.85%                15,757          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.250546            8.782156           -5.37%                 5,577          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.478218            9.280546           -2.09%                 5,308          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.478218           -5.22%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.074251           12.198805           10.15%                45,942          2003
Multi Sector Bond Fund:
Class I - Q/NQ1
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.513712           11.074251            5.33%                 3,339          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.271747           10.513712            2.36%                 3,925          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.894260           10.271747            3.82%                 4,445          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.894260           -1.06%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.139904            6.071817           18.13%                10,161          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.222739            5.139904          -17.40%                10,181          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.103330            6.222739          -23.21%                12,556          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.103330          -18.97%                47,804          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.314154            3.330422           43.92%                 8,001          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.987735            2.314154          -41.97%                 8,265          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.475985            3.987735          -38.42%                 9,838          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.475985          -35.24%                 7,265          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.071217           10.222274           44.56%                     0          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.071217          -29.29%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.466078            5.903326           32.18%                16,311          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.122880            4.466078          -27.06%                16,311          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.139885            6.122880          -24.78%                19,285          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.139885          -18.60%                51,514          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.716615           10.200936           32.19%                   833          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.716615          -22.83%                   723          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000           12.158184           21.58%                     0          2003*
Risked-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.923899            8.963520           29.46%                 3,502          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.581590            6.923899          -27.74%                 3,637          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.902625            9.581590           -3.24%                 5,031          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.965276            9.902625           -0.63%                 3,472          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.965276           -0.35%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000            9.981747           -0.18%                     0          2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            7.130099            8.971959           25.83%                 4,180          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.270734            7.130099          -30.58%                 4,029          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.874614           10.270734          -25.97%                 4,408          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.258987           13.874614           -9.07%                19,993          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.258987           52.29%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.688692            8.877691           32.73%                 3,336          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.974779            6.688692          -25.47%                 4,367          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.401502            8.974779           -4.54%                 3,336          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.501339            9.401502           -1.05%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.501339           -4.99%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.711524            8.281709           23.40%                 6,796          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.460391            6.711524          -29.06%                 8,107          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.011209            9.460391          -32.48%                 8,882          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.065210           14.011209          -12.79%                25,796          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           16.065210           60.65%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            7.716890            9.928130           28.65%                13,369          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.738951            7.716890          -28.14%                15,136          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.504224           10.738951          -14.12%                 9,242          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.755147           12.504224           -1.97%                28,468          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.755147           27.55%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.185285           41.85%                 1,049          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.271334            8.812554           40.52%                 1,076          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.197763            6.271334          -23.50%                 2,619          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.486763            8.197763          -13.59%                 1,433          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.486763           -5.13%                     0          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.804394            8.471704           24.50%                 8,585          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.528973            6.804394          -20.22%                 8,067          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.663699            8.528973          -11.74%                 6,779          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.780952            9.663699          -10.36%                 8,157          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.780952            7.81%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.639915            8.938102           34.61%                 4,659          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.235111            6.639915          -28.10%                13,962          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.740009            9.235111           -5.18%                68,862          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.740009           -2.60%                   515          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  14.237119           17.885882           25.63%                   724          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.267178           14.237119            7.31%                   724          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.265925           13.267178            8.16%                   724          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.207054           12.265925            9.45%                   724          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.207054           12.07%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   4.033575            5.618247           39.29%                   623          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.963710            4.033575          -32.36%                   623          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.588260            5.963710          -30.56%                   623          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.588260          -14.12%                   623          2000*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  11.924489           16.110938           35.11%                 3,677          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.233204           11.924489           -2.52%                 4,067          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.336655           12.233204            7.91%                 4,329          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.920617           11.336655            3.81%                 1,376          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               8.194950           12.414897           51.49%                   451          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.590347            8.194950           -4.60%                   451          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.905697            8.590347           -3.54%                   451          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.591319            8.905697          -42.88%                   451          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.591319           55.91%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               9.178700           13.083527           42.54%                   256          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.614735            9.178700           -4.54%                   507          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.928549            9.614735          -12.02%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.983781           10.928549            9.46%                     0          2000
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.983781           -0.16%                     0          1999*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                    Optional Benefits Elected (Total 1.80%)

   (Variable account charges of 1.80% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 6.809455            8.649846           27.03%                30,095          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.600411            6.809455          -20.82%                27,200          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.557420            8.600411          -10.01%                18,325          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.887381            9.557420          -12.22%                 7,083          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.887381            8.87%                 2,334          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 6.797862            8.311801           22.27%                 2,065          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.693698            6.797862          -21.81%                 2,184          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.501416            8.693698          -30.46%                 4,088          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.304624           12.501416          -18.32%                 1,977          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           15.304624           53.05%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 8.017119            9.802600           22.27%                 6,851          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.017119          -19.83%                 5,874          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 7.941242            9.740138           22.65%                 4,981          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.941242          -20.59%                 4,661          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 9.677116           12.255061           26.64%                18,584          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.278022            9.677116          -14.19%                14,695          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.180559           11.278022           10.78%                 9,819          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.774191           10.180559           16.03%                 6,794          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.774191          -12.26%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                10.000000           10.199070            1.99%                     0          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            5.630199            8.163984           45.00%                     0          2003
Global Post-Venture
Capital Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.707975            5.630199          -35.34%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.427613            8.707975          -29.93%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.611071           12.427613          -20.39%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           15.611071           56.11%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            6.395305            8.358525           30.70%                     0          2003
International Focus
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.131164            6.395305          -21.35%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.654609            8.131164          -23.68%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.640370           10.654609          -27.22%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           14.640370           46.40%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            7.473332            9.185699           22.91%                 2,066          2003
Large Cap Value
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.896033            7.473332          -24.48%                 2,066          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.984104            9.896033           -0.88%                 1,164          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.334304            9.984104            6.96%                 1,164          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.334304           -6.66%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment               7.582387           10.259199           35.30%                   904          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.582387          -24.18%                   456          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially             5.496597            6.801352           23.74%                 1,963          2003
Responsible Growth Fund,
Inc.: Initial Shares -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 7.877818            5.496597          -30.23%                   613          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.362676            7.877818          -23.98%                   613          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.860138           10.362676          -12.63%                 3,611          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.860138           18.60%                 2,591          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index              6.317855            7.964001           26.06%                49,100          2003
Fund, Inc.: Initial
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.287031            6.317855          -23.76%                53,361          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.610581            8.287031          -13.77%                44,163          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.786928            9.610581          -10.91%                12,470          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.786928            7.87%                 4,808          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                 7.231846            8.605202           18.99%                 7,974          2003
Investment Fund
-Appreciation Portfolio:
Initial Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.842525            7.231846          -18.22%                 7,974          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.930036            8.842525          -10.95%                 7,655          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.177277            9.930036           -2.43%                 6,835          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.177277            1.77%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance             12.041407           12.374004            2.76%                18,852          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.218050           12.041407            7.34%                23,514          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.577071           11.218050            6.06%                 6,485          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.750926           10.577071            8.47%                 2,293          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.750926           -2.49%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                     7.516835            9.612401           27.88%                51,937          2003
Equity-Income Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.222382            7.516835          -18.49%                45,567          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.896058            9.222382           -6.81%                38,770          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.303685            9.896058            6.37%                11,050          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.303685           -6.96%                 4,509          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth              5.955034            7.765017           30.39%                47,542          2003
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.688117            5.955034          -31.46%                46,510          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.755009            8.688117          -19.22%                47,540          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.313961           10.755009          -12.66%                22,617          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.313961           23.14%                 5,739          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High Income         6.466604            8.062996           24.69%                15,248          2003
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.355190            6.466604            1.75%                11,320          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 7.346312            6.355190          -13.49%                 1,112          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.666051            7.346312          -24.00%                 1,112          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.666051           -3.34%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            6.265330            8.810945           40.63%                 5,248          2003
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.009778            6.265330          -21.78%                 5,248          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.361858            8.009778          -22.70%                 7,751          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.050088           10.361858          -20.60%                 4,336          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           13.050088           30.50%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            7.703235           10.836673           40.68%                   672          2003
Portfolio: Service Class
R - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.703235          -22.97%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                  7.902955            9.961246           26.04%                67,723          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.885347            7.902955          -11.06%                50,493          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.325655            8.885347          -13.95%                53,035          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.270766           10.325655           -8.39%                45,726          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.270766           12.71%                   378          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 10.000000           10.094375            0.94%                 9,999          2003*
Investment Grade Bond
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth          5.167863            6.580234           27.33%                 3,535          2003
Opportunities Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.739861            5.167863          -23.32%                 3,203          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.022575            6.739861          -15.99%                11,696          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.863165            8.022575          -18.66%                 5,423          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.863165           -1.37%                 2,240          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value           7.418650           11.495520           54.95%                 2,970          2003
Strategies Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.418650          -25.81%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT Value         5.994918            7.737628           29.07%                     0          2003
Fund: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.155563            5.994918          -26.49%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.455077            8.155563          -13.74%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.771674            9.455077          -12.22%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.771674            7.72%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT               10.000000           13.650615           36.51%                     0          2003*
International Value
Fund: Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid           10.432365           13.794761           32.23%                12,275          2003
Cap Index Fund: Class I
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.543420           10.432365          -16.83%                10,813          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.943788           12.543420           -3.09%                10,390          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.440076           12.943788           13.14%                 1,732          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.440076           14.40%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT High         9.035786           10.849470           20.07%                21,913          2003
Income Bond Fund: Class
I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.913897            9.035786            1.37%                16,021          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.710943            8.913897            2.33%                 4,517          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.670105            8.710943           -9.92%                   789          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.670105           -3.30%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               6.722291           10.909929           62.29%                 3,481          2003
Emerging Markets Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.075525            6.722291          -16.76%                 3,481          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.674187            8.075525           -6.90%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.674187          -13.26%                     0          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.480416           12.137097           62.25%                   160          2003
Emerging Markets Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.480416          -25.20%                   189          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.770871           12.184145           38.92%                   179          2003
Global Financial
Services Fund: Class III
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.770871          -12.29%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.398056           11.279637           34.31%                   186          2003
Global Health Sciences
Fund: Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.398056          -16.02%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               1.893021            2.885777           52.44%                   574          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 3.369237            1.893021          -43.81%                   574          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 5.991195            3.369237          -43.76%                 2,261          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            5.991195          -40.09%                     0          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.102429           10.824125           52.40%                 1,034          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.102429          -28.98%                 1,011          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.893084            9.624596           21.94%                   535          2003
Global Utilities Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.893084          -21.07%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              12.341436           12.361690            0.16%                41,942          2003
Government Bond Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.323824           12.341436            8.99%                42,778          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.752417           11.323824            5.31%                11,013          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.728561           10.752417           10.52%                 2,593          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.728561           -2.71%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               3.456859            4.506128           30.35%                 4,681          2003
Growth Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 4.938830            3.456859          -30.01%                 1,933          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.999319            4.938830          -29.44%                 1,183          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.701077            6.999319          -27.85%                 3,523          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.701077           -2.99%                 3,065          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               4.808265            6.403842           33.18%                     0          2003
International Growth
Fund: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.451733            4.808265          -25.47%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.209373            6.451733          -29.94%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.209373           -7.91%                     0          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.740771           10.287431           32.90%                     0          2003
International Growth
Fund: Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.740771          -22.59%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.881785           10.471187            5.96%                23,900          2003
Investor Destinations
Conservative Fund: Class
II - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.881785           -1.18%                23,647          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.480584           10.585351           11.65%                 1,485          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.480584           -5.19%                 1,808          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.986775           10.594686           17.89%                31,801          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.986775          -10.13%                19,050          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.541750           10.623053           24.37%                 7,920          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.541750          -14.58%                 2,471          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.191707           10.607956           29.50%                 7,202          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.191707          -18.08%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid           5.151878            7.089801           37.62%                   550          2003
Cap Growth Fund: Class I
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.329869            5.151878          -38.15%                   550          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.173489            8.329869          -31.57%                 1,082          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.648576           12.173489          -16.90%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           14.648576           46.49%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Money        10.741301           10.613949           -1.19%                50,413          2003
Market Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.807263           10.741301           -0.61%                37,157          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.623647           10.807263            1.73%                38,779          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.202456           10.623647            4.13%                 5,139          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.202456            2.02%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               6.650221            8.327394           25.22%                 6,299          2003
Nationwide(R)Fund: Class
I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.194278            6.650221          -18.84%                 6,350          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.464087            8.194278          -13.42%                 9,697          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.845340            9.464087           -3.87%                 3,483          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.845340           -1.55%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.083390           11.203080           23.34%                     0          2003
Nationwide Leaders Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.083390           -9.17%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.          7.452579           11.153278           49.66%                     0          2003
Growth Leaders Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.452579          -25.47%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               5.620023            7.509065           33.61%                13,420          2003
Worldwide Leaders Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 7.670769            5.620023          -26.73%                13,643          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.622318            7.670769          -20.28%                13,422          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.174665            9.622318          -13.89%                13,871          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.174665           11.75%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              10.000000           13.520940           35.21%                   163          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap              9.564082           12.610421           31.85%                13,687          2003
Growth Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.599711            9.564082          -34.49%                11,097          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.676873           14.599711          -12.46%                 8,848          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                20.256891           16.676873          -17.67%                 7,580          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           20.256891          102.57%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             11.500284           17.714566           54.04%                11,054          2003
Value Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.079016           11.500284          -28.48%                10,966          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.765722           16.079016           25.95%                 5,321          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.689250           12.765722            9.21%                 2,266          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.689250           16.89%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         11.226240           15.545919           38.48%                11,761          2003
Fund: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.828616           11.226240          -18.82%                 9,063          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.095906           13.828616           -8.39%                 4,110          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.115240           15.095906            6.95%                 1,037          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           14.115240           41.15%                 1,510          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT            7.551894            8.781639           16.28%                 7,678          2003
Balanced Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.770271            7.551894          -13.89%                 8,980          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.272721            8.770271           -5.42%                 2,343          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.845340            9.272721           -2.14%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.475017           -5.25%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT            11.053628           12.169900           10.10%                 6,360          2003
Multi Sector Bond Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.499466           11.053628            5.28%                 4,967          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.263086           10.499466            2.30%                 3,218          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.890927           10.263086            3.76%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.890927           -1.09%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             5.132236            6.059662           18.07%                70,868          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.216622            5.132236          -17.44%                61,242          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.099528            6.216622          -23.25%                67,782          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.099528          -19.00%                50,540          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             2.310691            3.323741           43.84%                13,518          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 3.983793            2.310691          -42.00%                13,518          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.472936            3.983793          -38.45%                14,603          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            6.472936          -35.27%                12,017          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             7.068798           10.231590           44.49%                 1,177          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.068798          -29.31%                   112          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             4.459429            5.891540           32.11%                62,950          2003
International Growth
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.116877            4.459429          -27.10%                64,392          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.136062            6.116877          -24.82%                74,767          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.136062          -18.64%                49,861          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             7.713978           10.192274           32.13%                10,314          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.713978          -22.86%                 2,763          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janues Aspen Series -           10.000000           12.154059           21.54%                     0          2003*
Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             6.910990            8.942267           29.39%                14,550          2003
Guardian Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.568605            6.910990          -27.77%                14,498          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.894278            9.568605           -3.29%                12,550          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.961920            9.894278           -0.68%                 7,213          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.961920           -0.38%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            10.000000            9.978359           -0.22%                     0          2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             7.116796            8.950658           25.77%                 5,534          2003
Mid-Cap Growth
Portfolio: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.256811            7.116796          -30.61%                 3,949          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.862902           10.256811          -26.01%                 3,344          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.253837           13.862902           -9.12%                   168          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           15.253837           52.54%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             6.676227            8.856640           32.66%                   578          2003
Partners Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.962622            6.676227          -25.51%                 1,065          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.393576            8.962622           -4.59%                   136          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.498133            9.393576           -1.10%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.498133           -5.02%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             6.699002            8.262040           23.33%                15,280          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.447560            6.699002          -29.09%                13,369          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.999397            9.447560          -32.51%                13,091          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.059802           13.999397          -12.83%                 7,068          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           16.059802           60.60%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             7.702487            9.904568           28.59%                59,412          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.724385            7.702487          -28.18%                56,044          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.493669           10.724385          -14.16%                68,489          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.750840           12.493669           -2.02%                44,316          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           12.750840           27.51%                 5,332          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            10.000000           14.180467           41.80%                 5,857          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             6.262817            8.796101           40.45%                61,614          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.190803            6.262817          -23.54%                63,453          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.483571            8.190803          -13.63%                51,202          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.483571           -5.16%                29.533          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             6.791724            8.451640           24.44%                57,841          2003
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Initial Class -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.517435            6.791724          -20.26%                53,543          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.655553            8.517435          -11.79%                60,365          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.777319            9.655553          -10.41%                39,310          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           10.777319            7.77%                 1,312          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund          6.630895            8.921417           34.54%                13,002          2003
II, Inc.: Investor Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.227273            6.630895          -28.14%                16,296          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.736730            9.227273           -5.23%                12,885          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.736730           -2.63%                     0          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   14.210605           17.843487           25.56%                 1,098          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.249217           14.210605            7.26%                   648          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.255588           13.249217            8.11%                   583          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.203280           12.255588            9.39%                   583          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.203280           12.03%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    4.028092            5.607767           39.22%                 2,786          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 5.958642            4.028092          -32.40%                 1,770          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.585371            5.958642          -30.60%                 1,770          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.585371          -14.15%                 1,770          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   11.902270           16.072738           35.04%                14,996          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.216634           11.902270           -2.57%                14,584          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.327088           12.216634            7.85%                 6,014          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           11.327088            3.80%                 5,727          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                8.179648           12.385431           51.42%                 6,480          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.578684            8.179648           -4.65%                 6,727          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.898173            8.578684           -3.59%                 2,297          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.586071            8.898173          -42.91%                   342          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000           15.586071           55.86%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                9.161589           13.052493           42.47%                     0          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.601688            9.161589           -4.58%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.919321            9.601688          -12.07%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.980406           10.919321            9.41%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.980406           -0.20%                     0          1999*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.85%)

   (Variable account charges of 1.85% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                6.796758            8.629328           26.96%                20,775          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.588758            6.796758          -20.86%                16,523          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.549358            8.588758          -10.06%                   593          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                6.785174            8.292070           22.21%                    47          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.681907            6.785174          -21.85%                    47          2002
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.490877            8.681907          -30.49%                    47          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.014381            9.794272           22.21%                 7,257          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.014381          -19.86%                 6,027          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.938536            9.731864           22.59%                 7,697          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.938536          -20.61%                 1,030          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.659067           12.225996           26.58%                35,544          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.262728            9.659067          -14.24%                40,334          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.171958           11.262728           10.72%                21,804          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.195584            1.96%                     0          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           5.619687            8.144608           44.93%                     0          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.696154            5.619687          -35.38%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.417121            8.696154          -29.97%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           6.383368            8.338678           30.63%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.120126            6.383368          -21.39%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.645617            8.120126          -23.72%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.459404            9.163924           22.85%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.882625            7.459404          -24.52%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.975679            9.882625           -0.93%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.579801           10.250496           35.23%                 7,672          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.579801          -24.20%                   815          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            5.486341            6.785209           23.67%                 3,404          2003
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.867141            5.486341          -30.26%                 1,233          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.353934            7.867141          -24.02%                 2,098          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             6.306075            7.945117           25.99%               197,523          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.275796            6.306075          -23.80%                44,493          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.602483            8.275796          -13.82%                16,395          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                7.218359            8.584782           18.93%                 4,912          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.830538            7.218359          -18.26%                 5,988          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.921665            8.830538          -11.00%                70,360          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            12.018959           12.344640            2.71%                36,720          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.202838           12.018959            7.28%               250,440          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.568127           11.202838            6.01%                32,250          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                    7.502801            9.589583           27.81%                47,884          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.209865            7.502801          -18.54%                41,202          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.887701            9.209865           -6.86%                16,929          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             5.943919            7.746584           30.33%                24,584          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.676331            5.943919          -31.49%                21,826          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.745932            8.676331          -19.26%                 5,548          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               6.454537            8.043859           24.62%                11,692          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.346563            6.454537            1.70%                12,360          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.340109            6.346563          -13.54%                 2,859          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           6.253645            8.790049           40.56%                     0          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.998921            6.253645          -21.82%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.352122            7.998921          -22.74%                 1,561          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.700598           10.827465           40.61%                 6,240          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.700598          -22.99%                 5,000          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 7.888206            9.937601           25.98%                27,715          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.873298            7.888206          -11.10%                21,547          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.316947            8.873298          -13.99%                 3,757          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.090942            0.91%                     0          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         5.158219            6.564618           27.27%                 6,007          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.730718            5.158219          -23.36%                 5,136          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.015802            6.730718          -16.03%                 2,221          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.416124           11.485789           54.88%                 2,217          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.416124          -25.84%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              5.983746            7.719293           29.00%                 3,656          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.144524            5.983746          -26.53%                 1,208          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.447118            8.144524          -13.79%                   658          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.645969           36.46%                     0          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          10.412893           13.762016           32.16%                13,528          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.526391           10.412893          -16.87%                12,340          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.932854           12.526391           -3.14%                 2,611          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.018929           10.823716           20.01%                13,462          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.901799            9.018929            1.32%                12,801          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.703574            8.901799            2.28%                   975          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.714603           10.891929           62.21%                     0          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.070402            6.714603          -16.80%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.673124            8.070402           -6.95%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.477857           12.126779           62.17%                 1,881          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.477857          -25.22%                 1,388          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.766715           12.172182           38.85%                   960          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.766715          -12.33%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.394065           11.268550           34.24%                 1,999          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.394065          -16.06%                 1,999          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.890847            2.880988           52.36%                 3,241          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.367087            1.890847          -43.84%                 3,241          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.990454            3.367087          -43.79%                 3,910          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.100003           10.814936           52.32%                   136          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.100003          -29.00%                   136          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.889333            9.615137           21.88%                 2,455          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.889333          -21.11%                 2,593          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.318429           12.332360            0.11%                24,229          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.308475           12.318429            8.93%                20,085          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.74338           11.308475            5.26%                 6,464          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              3.450405            4.495423           30.29%                13,560          2003
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                4.932123            3.450405          -30.04%                 1,475          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.993410            4.932123          -29.47%                   441          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.802762            6.393266           33.12%                   908          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.447625            4.802762          -25.51%                 2,929          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.208243            6.447625          -29.98%                 2,180          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.738127           10.278685           32.83%                   121          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.738127          -22.62%                 1,597          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.877095           10.460887            5.91%                 9,983          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.877095           -1.23%                   736          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.476086           10.574947           11.60%                16,829          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.476086           -5.24%                12,844          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.982505           10.584261           17.83%                57,534          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.982505          -10.17%                72,724          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.537693           10.612606           24.30%                 7,756          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.537693          -14.62%                 7,756          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.187819           10.597538           29.43%                49,244          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.187819          -18.12%                   124          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          5.142260            7.072963           37.55%                 5,988          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.318555            5.142260          -38.18%                 2,859          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.163206            8.318555          -31.61%                 2,903          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.721236           10.588727           -1.24%               131,829          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.792570           10.721236           -0.66%                35,856          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.614638           10.792570            1.68%                71,477          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.637820            8.307646           25.16%                13,370          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.183165            6.637820          -18.88%                10,148          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.456097            8.183165          -13.46%                 2,407          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.079080           11.192078           23.27%                     0          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.079080           -9.21%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.449034           11.142320           49.58%                     0          2003
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.449034          -25.51%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              5.609527            7.491225           33.54%                 3,299          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.660350            5.609527          -26.77%                 3,468          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.614186            7.660350          -20.32%                 2,531          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.516344           35.16%                    92          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             9.546230           12.580487           31.78%                 4,131          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.579903            9.546230          -34.52%                 4,105          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.662806           14.579903          -12.50%                   602          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            11.478843           17.672542           53.96%                13,204          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.057232           11.478843          -28.51%                13,566          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.754961           16.057232           25.89%                 3,939          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        11.205308           15.509055           38.41%                 7,568          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.809877           11.205308          -18.86%                 8,305          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.083183           13.809877           -8.44%                48,395          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           7.537812            8.760817           16.22%                17,541          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.758381            7.537812          -13.94%                17,642          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.264907            8.758381           -5.47%                 7,578          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.033027           12.141036           10.04%                 8,391          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.485245           11.033027            5.22%                 6,087          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.254426           10.485245            2.25%                 2,130          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.124576            6.047553           18.01%                13,315          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.210517            5.124576          -17.49%                10,989          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.095727            6.210517          -23.29%                 9,550          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.307249            3.317116           43.77%                 3,794          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.979883            2.307249          -42.03%                 3,794          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.469900            3.979883          -38.49%                 4,652          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.066388           10.204923           44.41%                 1,432          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.066388          -29.34%                 1,432          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.452769            5.879751           32.05%                 2,653          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.110859            4.452769          -27.13%                15,684          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.132240            6.110859          -24.86%                 3,664          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.711350           10.183619           32.06%                14,036          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.711350          -22.89%                 3,577          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000           12.149928           21.50%                     0          2003*
Risked-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.898096            8.921038           29.33%                 9,121          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.555631            6.898096          -27.81%                 2,343          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.885928            9.555631           -3.34%                63,880          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000            9.974965           -0.25%                     0          2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            7.103509            8.929402           25.70%                 8,330          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.242890            7.103509          -30.65%                 7,128          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.851206           10.242890          -26.05%                42,784          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.663773            8.835623           32.59%                10,829          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.950468            6.663773          -25.55%                 4,062          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.385656            8.950468           -4.64%                   392          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.686490            8.242419           23.27%                 4,714          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.434727            6.686490          -29.13%                 2,995          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.987563            9.434727          -32.55%                   643          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            7.688120            9.881067           28.52%                42,931          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.709843            7.688120          -28.21%                42,767          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.483131           10.709843          -14.21%                79,380          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.175664           41.76%                 2,034          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.254301            8.779681           40.38%                36,377          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.183849            6.254301          -23.58%                32,820          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.480386            8.183849          -13.68%                11,402          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.779063            8.431587           24.38%                36,058          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.505890            6.779063          -20.30%                29,717          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.647415            8.505890          -11.83%                13,649          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.621889            8.904768           34.47%                12,880          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.219447            6.621889          -28.17%                12,010          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.733457            9.219447           -5.28%                54,695          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  14.184124           17.801173           25.50%                 1,812          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.231263           14.184124            7.20%                   900          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.245260           13.231263            8.05%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   4.022612            5.597290           39.15%                     0          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.953570            4.022612          -32.43%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.582480            5.953570          -30.63%                   756          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  11.880085           16.034633           34.97%                16,694          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.200073           11.880085           -2.62%                13,877          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.317531           12.200073            7.80%                 3,848          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               8.164377           12.356025           51.34%                     0          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.567036            8.164377           -4.70%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.890661            8.567036           -3.64%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               9.144519           13.021538           42.40%                28,946          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.588687            9.144519           -4.63%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.910122            9.588687          -12.11%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.90%)

   (Variable account charges of 1.90% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 6.784071            8.608836           26.90%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.577091            6.784071          -20.90%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.541283            8.577091          -10.11%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.880025            9.541283          -12.30%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 6.772509            8.272374           22.15%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.670125            6.772509          -21.89%                 1,535          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.480327            8.670125          -30.53%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.480327           12.480327          -18.40%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 8.011649            9.785936           22.15%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.011649          -19.88%                   727          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 7.935821            9.723577           22.53%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.935821          -20.64%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                 9.641037           12.196960           26.51%                 2,328          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.247447            9.641037          -14.28%                 4,656          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.163375           11.247447           10.67%                 1,286          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.768259           10.163375           15.91%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                10.000000           10.192099            1.92%                     0          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            5.609184            8.125241           44.86%                     0          2003
Global Post-Venture
Capital Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.684342            5.609184          -35.41%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 12.40646            8.684342          -30.00%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.600551           12.406646          -20.47%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            6.371446            8.318867           30.56%                     0          2003
International Focus
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.109093            6.371446          -21.43%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.636622            8.109093          -23.76%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.630509           10.636622          -27.30%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -            7.445481            9.142157           22.79%                     0          2003
Large Cap Value
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.869216            7.445481          -25.46%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.967257            9.869216           -0.98%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.327994            9.967257            6.85%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment               7.577210           10.241782           35.17%                     0          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.577210          -24.23%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially             5.476092            6.769089           23.61%                     0          2003
Responsible Growth Fund,
Inc.: Initial Shares -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 7.856453            5.476092          -30.30%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.345179            7.856453          -24.06%                 3,022          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.852125           10.345179          -12.71%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index              6.294303            7.926250           25.93%                     0          2003
Fund, Inc.: Initial
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.264570            6.294303          -23.84%                 1,585          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.594375            8.264570          -13.86%                 1,003          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.779645            9.594375          -11.00%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                 7.204901            8.564412           18.87%                 2,613          2003
Investment Fund
-Appreciation Portfolio:
Initial Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.818570            7.204901          -18.30%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.913289            8.818570          -11.04%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.170406            9.913289           -2.53%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance             11.996568           12.315361            2.66%                 1,762          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.187661           11.996568            7.23%                 8,689          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.559225           11.187661            5.95%                   647          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.744333           10.559225            8.36%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                     7.488805            9.566810           27.75%                     0          2003
Equity-Income Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.197371            7.488805          -18.58%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.879350            9.197371           -6.90%                   998          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.297394            9.879350            6.26%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth              5.932835            7.728217           30.26%                 2,975          2003
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.664560            5.932835          -31.53%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.736866            8.664560          -19.30%                 3,754          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.305653           10.736866          -12.75%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High Income         6.442506            8.024768           24.56%                     0          2003
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.337956            6.442506            1.65%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 7.333907            6.337956          -13.58%                 1,142          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.659523            7.333907          -24.08%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            6.241968            8.769155           40.49%                     0          2003
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 7.988069            6.241968          -21.86%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.344382            7.988069          -22.78%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.041301           10.344382          -20.68%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas            7.697965           10.818256           40.53%                     0          2003
Portfolio: Service Class
R - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.697965          -23.02%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                  7.873493            9.914027           25.92%                     0          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.861264            7.873493          -11.15%                   619          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.308233            8.861264          -14.04%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.263156           10.308233           -8.48%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 10.000000           10.087509            0.88%                     0          2003*
Investment Grade Bond
Portfolio: Service Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth          5.148599            6.549041           27.20%                     0          2003
Opportunities Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.721581            5.148599          -23.40%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.009032            6.721581          -16.07%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.856495            8.009032          -18.74%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value           7.413590           11.476013           54.80%                 2,253          2003
Strategies Portfolio:
Service Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.413590          -25.86%                 2,253          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT Value         5.972569            7.700955           28.94%                     0          2003
Fund: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.133455            5.972569          -26.57%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.439135            8.133455          -13.83%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.764410            9.439135          -12.31%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT               10.000000           13.641325           36.41%                 2,809          2003*
International Value
Fund: Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid           10.393469           13.729366           32.10%                     0          2003
Cap Index Fund: Class I
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.509403           10.393469          -16.91%                   471          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.921938           12.509403           -3.19%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.432355           12.921938           13.03%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT High         9.002106           10.798032           19.95%                     0          2003
Income Bond: Class I
Fund - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.889732            9.002106            1.26%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.696224            8.889732            2.23%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.663565            8.696224          -10.01%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               6.706895           10.873898           62.13%                     0          2003
Emerging Markets Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.065253            6.706895          -16.84%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.672055            8.065253           -7.00%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.672055          -13.28%                     0          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.475305           12.116476           62.09%                 2,108          2003
Emerging Markets Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.475305          -25.25%                 2,108          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.762545           12.160197           38.77%                 2,538          2003
Global Financial
Services Fund: Class III
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.762545          -12.37%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.390084           11.257465           34.18%                     0          2003
Global Health Sciences
Fund: Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.390084          -16.10%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               1.888681            2.876240           52.29%                     0          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 3.364948            1.888681          -43.87%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 5.989717            3.364948          -43.82%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            5.989717          -40.10%                     0          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.097577           10.805736           52.25%                 1,844          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.097577          -29.02%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.885581            9.605670           21.81%                     0          2003
Global Utilities Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.885581          -21.14%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              12.295493           12.303120            0.06%                     0          2003
Government Bond Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.293161           12.295493            8.88%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.734272           11.293161            5.21%                 4,560          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.721987           10.734272           10.41%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               3.443952            4.484722           30.22%                     0          2003
Growth Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 4.925420            3.443952          -30.08%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.987497            4.925420          -29.51%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.694518            6.987497          -27.92%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               4.797249            6.382676           33.05%                     0          2003
International Growth
Fund: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.443529            4.797249          -25.55%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.207114            6.443529          -30.02%                 1,074          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.207114           -7.93%                     0          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               7.735493           10.269947           32.76%                     0          2003
International Growth
Fund: Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.735493          -22.65%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.872402           10.450593            5.86%                     0          2003
Investor Destinations
Conservative Fund: Class
II - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.872402           -1.28%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.471588           10.564539           11.54%                     0          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.471588           -5.28%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.978240           10.573837           17.77%                     0          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.978240          -10.22%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.533634           10.602160           24.24%                     0          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.533634          -14.66%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               8.183923           10.587104           29.36%                     0          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.183923          -18.16%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid           5.132637            7.056149           37.48%                 3,787          2003
Cap Growth Fund: Class I
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.307241            5.132637          -38.21%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.152925            8.307241          -31.64%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.638685           12.152925          -16.98%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Money        10.701197           10.563553           -1.29%                     0          2003
Market Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.777889           10.701197           -0.71%                 6,633          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.605632           10.777889            1.62%                36,286          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.195482           10.605632            4.02%                 9,076          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               6.625425            8.287900           25.09%                     0          2003
Nationwide(R)Fund: Class
I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.172057            6.625425          -18.93%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.448103            8.172057          -13.51%                 1,036          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.838680            9.448103           -3.97%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT               9.074768           11.181069           23.21%                     0          2003
Nationwide Leaders Fund:
Class III
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.074768           -9.25%                 1,877          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.          7.445495           11.131364           49.50%                 1,910          2003
Growth Leaders Fund:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.445495          -25.55%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore Worldwide          5.599057            7.473438           33.48%                     0          2003
Leaders Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 7.649959            5.599057          -26.81%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.606072            7.649959          -20.36%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.167113            9.606072          -13.98%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore Worldwide         10.000000           13.511751           35.12%                     0          2003*
Leaders Fund: Class III
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap              9.528413           12.550621           31.72%                 2,353          2003
Growth Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.560133            9.528413          -34.56%                 2,353          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.648755           14.560133          -12.55%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                20.243274           16.648755          -17.76%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             11.457422           17.630611           53.88%                 2,085          2003
Value Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.035460           11.457422          -28.55%                 2,928          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.744198           16.035460           25.83%                   902          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.681367           12.744198            9.10%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         11.184395           15.472238           38.34%                 2,242          2003
Fund: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.791138           11.184395          -18.90%                 2,667          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.070448           13.791198           -8.49%                 1,384          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                14.105728           15.070448            6.84%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT            7.523744            8.740006           16.17%                     0          2003
Balanced Fund: Class I -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.746499            7.523744          -13.98%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.257079            8.746499           -5.52%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.468619            9.257079           -2.23%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT            11.012457           12.112226            9.99%                     0          2003
Multi Sector Bond Fund:
Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.471032           11.012457            5.17%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.245769           10.471032            2.20%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.884242           10.245769            3.66%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             5.116941            6.035469           17.95%                     0          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.204428            5.116941          -17.53%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.091928            6.204428          -23.33%                 2,529          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.091928          -19.08%                     0          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             2.303786            3.310444           43.70%                 4,504          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 3.975953            2.303786          -42.06%                 4,504          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.466853            3.975953          -38.52%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            6.466853          -35.33%                     0          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             7.063972           10.196246           44.34%                   454          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.063972          -29.36%                   454          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             4.446112            5.867965           31.98%                     0          2003
International Growth
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 6.104844            4.446112          -27.17%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.128419            6.104844          -24.90%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.128419          -18.72%                     0          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -             7.708715           10.174958           31.99%                     0          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            7.708715          -22.91%                     0          2002*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            10.000000           12.145798           21.46%                     0          2003*
Risked-Managed Core
Portfolio: Service
Shares - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             6.885223            8.899852           29.26%                     0          2003
Guardian Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.542657            6.885223          -27.85%                 1,361          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.877577            9.542657           -3.39%                 1,516          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.955186            9.877577           -0.78%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            10.000000            9.971565           -0.28%                     0          2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             7.090239            8.908195           25.64%                     0          2003
Mid-Cap Growth: Class I
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.228980            7.090239          -30.68%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.839506           10.228980          -26.09%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.243555           13.839506           -9.21%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT             6.651335            8.814644           32.52%                     0          2003
Partners Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.938329            6.651335          -25.59%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.377731            8.938329           -4.69%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.491719            9.377731           -1.20%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             6.674005            8.222845           23.21%                     0          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.421935            6.674005          -29.17%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.975777            9.421935          -32.58%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                16.048985           13.975777          -12.92%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             7.673761            9.857594           28.46%                     0          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.695313            7.673761          -28.25%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.472602           10.695313          -14.25%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.742243           12.472602           -2.12%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            10.000000           14.170841           41.71%                 2,929          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             6.245795            8.763286           40.31%                     0          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.176890            6.245795          -23.62%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.477189            8.176890          -13.72%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.477189           -5.23%                     0          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable             6.766391            8.411542           24.31%                     0          2003
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Initial Class -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.494330            6.766391          -20.34%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.639258            8.494330          -11.88%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.770042            9.639258          -10.50%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund          6.612889            8.888143           34.41%                     0          2003
II, Inc.: Investor Class
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.211624            6.612889          -28.21%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.730182            9.211624           -5.33%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            9.730182           -2.70%                     0          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   14.157666           17.758937           25.44%                 1,492          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                13.213325           14.157666            7.15%                 1,492          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.234919           13.213325            8.00%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.195718           12.234919            9.28%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                    4.017136            5.586822           39.07%                     0          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 5.948504            4.017136          -32.47%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.579581            5.948504          -30.67%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.000000            8.579581          -14.20%                     0          2000*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   11.857917           15.996561           34.90%                 1,528          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                12.183524           11.857917           -2.67%                 1,528          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                11.307986           12.183524            7.74%                   594          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.897503           11.307986            3.77%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                8.149155           12.326720           51.26%                     0          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.555421            8.149155           -4.75%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.883159            8.555421           -3.69%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                15.575591            8.883159          -42.97%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide                9.127452           12.990628           42.32%                     0          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.575679            9.127452           -4.68%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                10.900909            9.575679          -12.16%                   756          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 9.973670           10.900909            9.30%                     0          2000
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 2.05%)

   (Variable account charges of 2.05% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                6.746126            8.547597           26.70%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.542208            6.746126          -21.03%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.517124            8.542208          -10.24%                 3,563          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                6.734635            8.213544           21.96%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.634862            6.734635          -22.01%                     0          2002
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.448741            8.634862          -30.64%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.003444            9.760983           21.96%                   349          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.003444          -19.97%                 4,998          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.927692            9.698786           22.34%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.927692          -20.72%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.587137           12.110238           26.32%                   560          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.201712            9.587137          -14.41%                   422          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.137636           11.201712           10.50%                     0          2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.181634            1.82%                     0          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           5.577770            8.067402           44.63%                     0          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.648961            5.577770          -35.51%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.375201            8.648961          -30.11%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           6.335783            8.259675           30.37%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.076087            6.335783          -21.55%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.609678            8.076087          -23.88%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.403844            9.077137           22.60%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.829084            7.403844          -24.67%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.942010            9.829084           -1.14%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.569450           10.215680           34.96%                     0          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.569450          -24.31%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            5.445448            6.720932           23.42%                 1,524          2003
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.824478            5.445448          -30.40%                 1,524          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.318982            7.824478          -24.17%                 1,524          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             6.259089            7.869869           25.74%                 3,498          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.230945            6.259089          -23.96%                 3,515          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.570079            8.230945          -13.99%                 4,902          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                7.164595            8.503490           18.69%                     0          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.782702            7.164595          -18.42%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.888186            8.782702          -11.18%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            11.929514           12.227793            2.50%                     0          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.142163           11.929514            7.07%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.532467           11.142163            5.79%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                    7.446930            9.498796           27.55%                 4,089          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.159972            7.446930          -18.70%                 1,883          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.854339            9.159972           -7.05%                 1,346          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             5.899618            7.673205           30.06%                 9,228          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.629292            5.899618          -31.63%                 6,698          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.709661            8.629292          -19.43%                 7,751          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               6.406466            7.967694           24.37%                11,582          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.312150            6.406466            1.49%                12,566          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.315306            6.312150          -13.71%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           6.207036            8.706766           40.27%                 1,497          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.955555            6.207036          -21.98%                 1,497          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.318180            7.955555          -22.90%                 7,645          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.690083           10.790672           40.32%                     0          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.690083          -23.10%                 3,718          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 7.829445            9.843498           25.72%                 2,858          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.825197            7.829445          -11.28%                 2,788          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.282107            8.825197          -14.17%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.077187            0.77%                     0          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         5.119765            6.502411           27.01%                     0          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.694209            5.119765          -23.52%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.988718            6.694209          -16.20%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.405989           11.446763           54.56%                     0          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.405989          -25.94%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              5.939149            7.646162           28.74%                     0          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.100362            5.939149          -26.68%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.415211            8.100362          -13.97%                 6,237          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.627407           36.27%                     0          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          10.335306           13.631684           31.89%                 3,624          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.458494           10.335306          -17.04%                 3,527          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.889199           12.458494           -3.34%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             8.951783           10.721266           19.77%                 3,288          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.853567            8.951783            1.11%                   915          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.674196            8.853567            2.07%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.683831           10.819976           61.88%                     0          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.049848            6.683831          -16.97%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.668856            8.049848           -7.14%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.467644           12.085590           61.84%                   283          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.467644          -25.32%                   220          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.750059           12.124336           38.56%                     0          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.750059          -12.50%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.378093           11.224213           33.97%                     0          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.378093          -16.22%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.882161            2.861931           52.06%                     0          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.358489            1.882161          -43.96%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.987495            3.358489          -43.91%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.090301           10.778192           52.01%                     0          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.090301          -29.10%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.874340            9.577309           21.63%                     0          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.874340          -21.26%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.226769           12.215658           -0.09%                     0          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.247230           12.226769            8.71%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.707078           11.247230            5.04%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              3.424662            4.452803           30.02%                     0          2003
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                4.905344            3.424662          -30.19%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.969771            4.905344          -29.62%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.780758            6.351013           32.85%                     0          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.431226            4.780758          -25.66%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.203720            6.431226          -30.12%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.727570           10.243769           32.56%                 3,086          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.727570          -22.72%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.858342           10.419761            5.69%                     0          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.858342           -1.42%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.458089           10.533364           11.37%                 1,219          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.458089           -5.42%                29,893          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.965450           10.542661           17.59%                     0          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.965450          -10.35%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.521461           10.570861           24.05%                     0          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.521461          -14.79%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.172252           10.555870           29.17%                     0          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.172252          -18.28%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          5.103886            7.005904           37.27%                     0          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.273390            5.103886          -38.31%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.122123            8.273390          -31.75%                 4,284          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.641254           10.488319           -1.44%                 2,489          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.733926           10.641254           -0.86%                 2,639          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.578635           10.733926            1.47%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.588356            8.228953           24.90%                     0          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.138802            6.588356          -19.05%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.424179            8.138802          -13.64%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.061817           11.148064           23.02%                     0          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.061817           -9.38%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.434874           11.098513           49.28%                     0          2003
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.434874          -25.65%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              5.567726            7.420290           33.27%                     0          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.618821            5.567726          -26.92%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.581737            7.618821          -20.49%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.497959           34.98%                     0          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             9.475089           12.461332           31.52%                 1,158          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.500883            9.475089          -34.66%                 1,303          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.606604           14.500883          -12.68%                 3,670          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            11.393329           17.505231           53.64%                   384          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.970228           11.393329          -28.66%                   357          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.711918           15.970228           25.63%                 5,158          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        11.121852           15.362226           38.13%                 7,954          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.735040           11.121852          -19.03%                 4,834          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.032303           13.735040           -8.63%                 4,614          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           7.481673            8.677863           15.99%                 1,435          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.710921            7.481673          -14.11%                 1,435          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.233639            8.710921           -5.66%                 1,435          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           10.950902           12.026120            9.82%                 1,708          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.428441           10.950902            5.01%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.219812           10.428441            2.04%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.094038            5.999277           17.77%                 1,996          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.186133            5.094038          -17.65%                 4,832          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.080524            6.186133          -23.44%                 1,996          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.293462            3.290581           43.48%                     0          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.964208            2.293462          -42.15%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.457722            3.964208          -38.61%                 4,871          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.056728           10.170254           44.12%                     0          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.056728          -29.43%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.426214            5.832790           31.78%                     0          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.086848            4.426214          -27.28%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.116951            6.086848          -25.01%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.700818           10.149016           31.79%                     0          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.700818          -22.99%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000           12.133402           21.33%                     0          2003*
Risked-Managed Core
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.846694            8.836537           29.06%                     0          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.503836            6.846694          -27.96%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.852553            9.503836           -3.54%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            7.050541            8.844791           25.45%                 1,995          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.187333            7.050541          -30.79%                 1,785          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.804447           10.187333          -26.20%                 1,233          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000            9.961375           -0.39%                     0          2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.614111            8.751925           32.32%                     0          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.901954            6.614111          -25.70%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.353966            8.901954           -4.83%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.636658            8.164347           23.02%                 2,780          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.383576            6.636658          -29.27%                 2,752          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.940374            9.383576          -32.69%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            7.630825            9.787472           28.26%                 1,577          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.651785            7.630825          -28.36%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.441012           10.651785          -14.38%                 4,723          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.156384           41.56%                   241          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.220335            8.714241           40.09%                     0          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.156044            6.220335          -23.73%                   630          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.467611            8.156044          -13.85%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.728539            8.351719           24.12%                 3,144          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.459776            6.728539          -20.46%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.614839            8.459766          -12.01%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.585913            8.838363           34.20%                 3,226          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.188124            6.585913          -28.32%                 1,374          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.742487            9.188124           -5.69%                 1,374          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  14.078556           17.632719           25.25%                     0          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.159594           14.078556            6.98%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.203935           13.159594            7.83%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   4.000740            5.555526           38.86%                     0          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.933316            4.000740          -32.57%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.570899            5.933316          -30.77%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  11.791634           15.882868           34.70%                 1,522          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.133966           11.791634           -2.82%                 1,541          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.279333           12.133966            7.58%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               8.103520           12.238984           51.03%                 2,888          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.520571            8.103520           -4.89%                 2,769          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.860634            8.520571           -3.84%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               9.076418           12.898267           42.11%                     0          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.536718            9.076418           -4.83%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.873293            9.536718          -12.29%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 2.10%)

   (Variable account charges of 2.10% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                6.733511            8.527274           26.64%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.530598            6.733511          -21.07%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.509075            8.530598          -10.29%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                6.722044            8.194016           21.90%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.623131            6.722044          -22.05%                     0          2002
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.438224            8.623131          -30.67%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.000705            9.752667           21.90%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.000705          -19.99%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.924980            9.690524           22.28%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.924980          -20.75%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.569216           12.081443           26.25%                   634          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.186491            9.569216          -14.46%                   158          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.129056           11.186491           10.44%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.178146            1.78%                     0          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           5.567338            8.048222           44.56%                     0          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.637201            5.567338          -35.54%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.364730            8.637201          -30.15%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           6.323938            8.240021           30.30%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.065109            6.323938          -21.59%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.600709            8.065109          -23.92%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.389998            9.055556           22.54%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.815718            7.389998          -24.71%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.933596            9.815718           -1.19%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.566849           10.206952           34.89%                     0          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.566849          -24.33%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            5.435261            6.704934           23.36%                     0          2003
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.813837            5.435261          -30.44%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.310249            7.813837          -24.21%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             6.247385            7.851143           25.67%                 4,414          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.219747            6.247385          -24.00%                 4,256          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                2.561974            8.219747          -14.04%                 4,253          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                7.151207            8.483273           18.63%                     0          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.770750            7.151207          -18.47%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.879814            8.770750          -11.23%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            11.907225           12.198720            2.45%                     0          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.127027           11.907225            7.01%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.523559           11.127027            5.73%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                    7.433007            9.476212           27.49%                   314          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.147526            7.433007          -18.74%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.846006            9.147526           -7.09%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             5.888587            7.654950           30.00%                11,893          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.617548            5.888587          -31.67%                 8,661          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.700597            8.617548          -19.47%                 1,267          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               6.394476            7.948720           24.31%                   897          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.303565            6.394476            1.44%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.309120            6.303565          -13.76%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           6.195433            8.686067           40.20%                     0          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.944744            6.195433          -22.02%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.309461            7.944744          -22.94%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.687444           10.781464           40.25%                     0          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.687444          -23.13%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 7.814811            9.820090           25.66%                 1,063          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.813204            7.814811          -11.33%                   190          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.273408            8.813204          -14.21%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.073745            0.74%                     0          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         5.110185            6.486939           26.94%                     0          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.685100            5.110185          -23.56%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.981954            6.685100          -16.25%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.403455           11.437016           54.48%                     0          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.403455          -25.97%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              5.928033            7.627962           28.68%                     0          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.089339            5.928033          -26.72%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.407245            8.089339          -14.01%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.622770           36.23%                     0          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid          10.315991           13.599282           31.83%                 9,227          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.441562           10.315991          -17.08%                 6,287          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.878299           12.441562           -3.39%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             8.935042           10.695756           19.71%                     0          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.841526            8.935042            1.06%                 1,288          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.666861            8.841526            2.02%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.676154           10.802038           61.80%                     0          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.044715            6.676154          -17.01%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.667787            8.044715           -7.19%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.465081           12.075292           61.76%                     0          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.465081          -25.35%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.745879           12.112351           38.49%                     0          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.745879          -12.54%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.374116           11.213169           33.90%                     0          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.374116          -16.26%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.880002            2.857189           51.98%                     0          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.356343            1.880002          -43.99%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.986754            3.356343          -43.94%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.087874           10.769016           51.94%                     0          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.087874          -29.12%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.870588            9.567871           21.56%                     0          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.870588          -21.29%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.203933           12.186606           -0.14%                 2,409          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.231951           12.203933            8.65%                 3,528          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.698020           11.231951            4.99%                 3,376          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              3.418252            4.442208           29.96%                     0          2003
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                4.898667            3.418252          -30.22%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.963868            4.898667          -29.66%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.775268            6.340503           32.78%                     0          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.427129            4.775268          -25.70%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.202593            6.427129          -30.16%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Gartmore GVIT                   7.724922           10.235035           32.49%                     0          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.724922          -22.75%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.853651           10.409473            5.64%                     0          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.853651           -1.46%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.453586           10.522984           11.31%                     0          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.453586           -5.46%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.961185           10.532259           17.53%                     0          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.961185          -10.39%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.517407           10.560445           23.99%                     0          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.517407          -14.83%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.168360           10.545460           29.10%                     0          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.168360          -18.32%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          5.094330            6.989223           37.20%                     0          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.262132            5.094330          -38.34%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.111863            8.262132          -31.78%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.621324           10.463331           -1.49%                 2,869          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.719296           10.621324           -0.91%                 6,271          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.569641           10.719296            1.42%                 3,283          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.576030            8.209369           24.84%                 2,551          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.127729            6.576030          -19.09%                 1,573          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.416202            8.127729          -13.68%                   676          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.057504           11.137079           22.96%                     0          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.057504           -9.42%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.431326           11.087571           49.20%                     0          2003
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.431326          -25.69%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              5.557308            7.402625           33.21%                     0          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.608458            5.557308          -26.96%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.573624            7.608458          -20.53%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.493364           34.93%                     0          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             9.457357           12.431672           31.45%                     0          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.481164            9.457357          -34.69%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               16.592571           14.481164          -12.73%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap            11.372033           17.463621           53.57%                     0          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.948542           11.372033          -28.70%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.701183           15.948542           25.57%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company        11.101037           15.325664           38.06%                     0          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.716369           11.101037          -19.07%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.019588           13.716369           -8.68%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           7.467684            8.657213           15.93%                     0          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.699077            7.467684          -14.16%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.225819            8.699077           -5.71%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           10.930457           11.997543            9.76%                     0          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.414287           10.930457            4.96%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.211179           10.414287            1.99%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.086420            5.987242           17.71%                     0          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.180038            5.086420          -17.70%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                 8.76723            6.180038          -23.48%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.290027            3.283989           43.40%                     0          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.960302            2.290027          -42.18%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.454677            3.960302          -38.64%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.054323           10.161603           44.05%                     0          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.054323          -29.46%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.419582            5.821088           31.71%                     0          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.080842            4.419582          -27.32%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.113132            6.080842          -25.05%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.698186           10.140370           31.72%                     0          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.698186          -23.02%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000           12.129267           21.29%                     0          2003*
Risked-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.833887            8.815516           29.00%                     0          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.490909            6.833887          -28.00%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.844228            9.490909           -3.59%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000            9.957976           -0.42%                     0          2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            7.037336            8.823727           25.38%                 2,255          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.173455            7.037336          -30.83%                 1,335          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.792758           10.173455          -26.24%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.601750            8.731115           32.25%                     0          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.889847            6.601750          -25.74%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.346057            8.889847           -4.88%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.624244            8.144921           22.96%                   890          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.370812            6.624244          -29.31%                   220          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.928584            9.370812          -32.72%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            7.616546            9.764179           28.20%                   296          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.637302            7.616546          -28.40%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.430490           10.637302          -14.43%                   520          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.151574           41.52%                     0          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.211849            8.697915           40.02%                 2,681          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.149095            6.211849          -23.77%                 1,609          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.464418            8.149095           -13.90                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.715954            8.331849           24.06%                   340          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.448257            6.715954          -20.50%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.606697            8.448257          -12.06%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.576951            8.821844           34.13%                     0          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.180307            6.576951          -28.36%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.739199            9.180307           -5.74%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  14.052254           17.590800           25.18%                   420          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.141724           14.052254            6.93%                   113          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.193613           13.141724            7.78%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   3.995275            5.545115           38.79%                     0          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.928247            3.995275          -32.61%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.567997            5.928247          -30.81%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  11.769601           15.845095           34.63%                     0          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.117487           11.769601           -2.87%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.269804           12.117487            7.52%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               8.088367           12.209884           50.96%                     0          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.508987            8.088367           -4.94%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.853136            8.508987            3.89%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               9.059454           12.867595           42.03%                     0          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.523759            9.059454           -4.88%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.864101            9.523759          -12.34%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 2.25%)

   (Variable account charges of 2.25% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                6.343370            8.020916           26.45%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.048687            6.343370          -21.19%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.985762            8.048687          -10.43%                   144          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                4.557914            5.547479           21.71%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.855938            4.557914          -22.17%                     0          2002
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.459814            5.855938          -30.78%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.992489            9.727733           21.71%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.992489          -20.08%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.916844            9.665759           22.09%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.916844          -20.83%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               11.078580           13.965656           26.06%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.970847           11.078580          -14.59%                 3,448          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.762857           12.970847           10.27%                   774          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century              10.0000000           10.167675            1.68%                     0          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation Protection
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           3.354395            4.841743           44.34%                     0          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.212030            3.354395          -35.64%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.472935            5.212030          -30.25%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           4.519680            5.880069           30.10%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.772943            4.519680          -21.71%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.599637            5.772943          -24.04%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           8.379268           10.252072           22.35%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.146821            8.379268          -24.83%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.298091           11.146821           -1.34%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.559086           10.180890           34.68%                   649          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.559086          -24.41%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            4.631497            5.704671           23.17%                     0          2003
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.668566            4.631497          -30.55%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.812703            6.668566          -24.33%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             5.894657            7.396534           25.48%                 2,542          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.767594            5.894657          -24.11%                12,557          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.049949            7.767594          -14.17%                 1,860          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                7.038931            8.337310           18.45%                     0          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.646332            7.038931          -18.59%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.754707            8.646332          -11.36%                 3,991          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            12.271126           12.552260            2.29%                 4,029          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.484670           12.271126            6.85%                21,446          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.878559           11.484670            5.57%                 2,829          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                    8.265957           10.521989           27.29%                   202          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.188250            8.265957          -18.87%                 8,071          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.983138           10.188250           -7.24%                 3,435          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             4.698743            6.098846           29.80%                     0          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.886888            4.698743          -31.77%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.564829            6.886888          -19.59%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               6.714163            8.333323           24.12%                   179          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.628864            6.714163            1.29%                   210          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.698171            6.628864          -13.89%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           4.962486            6.946822           39.99%                     0          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.373447            4.962486          -22.14%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.283269            6.373447          -23.06%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.679551           10.753925           40.03%                   321          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.679551          -23.20%                   284          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 6.920130            8.682526           25.47%                     0          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.816214            6.920130          -11.46%                 5,809          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.125314            7.816214          -14.35%                 2,264          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.063411            0.63%                     0          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         5.352807            6.784526           26.75%                     0          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.013259            5.352807          -23.68%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.386726            7.013259          -16.38%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.395851           11.407795           54.25%                     0          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.395851          -26.04%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              5.350046            6.873683           28.48%                     0          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.311838            5.350046          -26.83%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.516206            7.311838          -14.14%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.608840           36.09%                     0          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid           8.840892           11.636878           31.63%                   685          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.678915            8.840892          -17.21%                 3,877          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.070860           10.678915           -3.54%                 1,478          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.355944           11.182457           19.52%                     0          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.272228            9.355944            0.90%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.103082            9.272228            1.86%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.653146           10.748366           61.55%                     0          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.029311            6.653146          -17.14%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.664580            8.029311           -7.33%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.457415           12.044452           61.51%                   156          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.457415          -25.43%                   152          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.733382           12.076549           38.28%                     0          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.733382          -12.67%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.362125           11.179983           33.70%                     0          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.362125          -16.38%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.873500            2.842954           51.75%                     0          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.349896            1.873500          -44.07%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.984527            3.349896          -44.02%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.080585           10.741506           51.70%                     0          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.080585          -29.19%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.859321            9.539549           21.38%                     0          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.859321          -21.41%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.575241           12.538146           -0.29%                13,577          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.591446           12.575241            8.49%                18,910          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.057449           11.591446            4.83%                 4,996          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              3.594625            4.664269           29.76%                     0          2003
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.159349            3.594625          -30.33%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.345790            5.159349          -29.76%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.758802            6.308962           32.57%                     0          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.414831            4.758802          -25.82%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.199196            6.414831          -30.27%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Gartmore GVIT                   7.716980           10.208872           32.29%                     0          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.716980          -22.83%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.839589           10.378702            5.48%                     0          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.839589           -1.60%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.440087           10.491868           11.14%                     0          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.440087           -5.60%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.948375           10.501100           17.35%                 2,736          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.948375          -10.52%                 7,755          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.505236           10.529222           23.80%                 2,819          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.505236          -14.95%                 2,819          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.156681           10.514264           28.90%                 2,659          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.156681          -18.43%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          3.210863            4.398435           36.99%                     0          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.215476            3.210863          -38.44%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.657476            5.215476          -31.89%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.384079           10.213942           -1.64%                 2,775          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.495945           10.384079           -1.07%                 2,152          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.365377           10.495945            1.26%                1,9274          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.871837            8.565524           24.65%                 1,279          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.506385            6.871837          -19.22%                 1,856          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.870104            8.506385          -13.82%                 2,827          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.044561           11.104138           22.77%                     0          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.044561           -9.55%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.420697           11.054797           48.97%                     0          2003
Growth Leaders Fund:
Class III
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.420697          -25.79%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              5.061545            6.731926           33.00%                     0          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.940366            5.061545          -27.07%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.746493            6.940366          -20.65%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.479571           34.80%                     0          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             4.394826            5.768151           31.25%                   543          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.739737            4.394826          -34.79%                   532          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.734364            6.739737          -12.86%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             9.807064           15.037315           53.33%                   236          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.774932            9.807064          -28.80%                 2,410          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.987084           13.774932           25.37%                   822          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.393231           10.191196           37.84%                   269          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.149061            7.393231          -19.19%                 2,087          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.033816            9.149061           -8.82%                 4,251          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           7.879115            9.120196           15.75%                     0          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.192450            7.879115          -14.29%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.764125            9.192450           -5.85%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.108153           12.173906            9.59%                   235          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.599824           11.108153            4.80%                   245          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.409141           10.599824            1.83%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.063604            5.951269           17.53%                     0          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.161775            5.063604          -17.82%                 1,101          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.065320            6.161775          -23.60%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.279736            3.264215           43.18%                     0          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.948572            2.279736          -42.26%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.445540            3.948572          -38.74%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.047062           10.135620           43.83%                   164          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.047062          -29.53%                   161          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.399755            5.786098           31.51%                     0          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.062871            4.399755          -27.43%                 5,925          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.101668            6.062871          -25.17%                 1,573          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.690276           10.114454           31.52%                     0          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.690276          -23.10%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -           10.000000           12.116869           21.17%                     0          2003*
Risked-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.979055            8.988985           28.80%                     0          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.707419            6.979055          -28.11%                 4,662          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.084335            9.707419           -3.74%                 4,786          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000            9.947781           -0.52%                     0          2003*
Limited Maturity Bond
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            4.207526            5.267509           25.19%                   586          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.091929            4.207526          -30.93%                   557          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.271972            6.091929          -26.35%                 3,683          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            7.060435            9.323476           32.05%                     0          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.522129            7.060435          -25.85%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.026240            9.522129           -5.03%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            3.611675            4.433993           22.77%                     0          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.117009            3.611675          -29.42%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.617605            5.117009          -32.83%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            5.943076            7.607183           28.00%                     0          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.312895            5.943076          -28.51%                 6,981          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.729278            8.312895          -14.56%                 6,162          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.137104           41.37%                     0          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.186473            8.649128           39.81%                     0          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.128277            6.186473          -23.89%                 2,809          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.454837            8.128277          -14.03%                   933          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.246495            7.737580           23.87%                     0          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.869795            6.246495          -20.63%                 1,750          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.962724            7.869795          -12.19%                 2,058          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.550079            8.772352           33.93%                   251          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.156865            6.550079          -28.47%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.729338            9.156865           -5.88%                 2,483          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  12.545244           15.680273           24.99%                    96          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.750369           12.545244            6.76%                   114          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.919466           11.750369            7.61%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   3.978923            5.513965           38.58%                     0          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.913077            3.978923          -32.71%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.559304            5.913077          -30.92%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  12.642559           16.994294           34.42%                    95          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.036226           12.642559           -3.02%                 2,250          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.142985           13.036226            7.36%                   736          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               5.125268            7.725070           50.73%                     0          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.400085            5.125268           -5.09%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.627188            5.400085           -4.04%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               8.975646           12.729030           41.82%                     0          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.450138            8.975646           -5.02%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.796770            9.450138          -12.47%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 2.30%)

   (Variable account charges of 2.30% of the daily net assets of the variable account)

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                6.333815            8.004739           26.38%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.040690            6.333815          -21.23%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.981451            8.040690          -10.47%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                4.551040            5.536279           21.65%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.850111            4.551040          -22.21%                     0          2002
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.455758            5.850111          -30.82%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.989750            9.719438           21.65%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.989750          -20.10%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.914128            9.657510           22.03%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.914128          -20.86%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               11.061903           13.937516           26.00%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.957957           11.061903          -14.63%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.757218           12.957957           10.21%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.164185            1.64%                     0          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           3.349326            4.831954           44.27%                     0          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.206837            3.349326          -35.67%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.469344            5.206837          -30.29%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           4.512861            5.868216           30.03%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.767191            4.512861          -21.75%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.595986            5.767191          -24.08%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           8.366645           10.231401           22.29%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.135746            8.366645          -24.87%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.292685           11.135746           -1.39%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.556497           10.172214           34.62%                     0          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.556497          -24.44%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            4.624512            5.693144           23.11%                     0          2003
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.661935            4.624512          -30.58%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.808475            6.661935          -24.37%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             5.885782            7.381620            25.41                     0          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.759868            5.885782          -24.15%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.045619            7.759868          -14.21%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                7.028345            8.320509           18.39%                     0          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.637742            7.028345          -18.63%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.750036            8.637742          -11.41%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            12.252667           12.526968            2.24%                     0          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.473264           12.252667            6.79%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.873335           11.473264            5.52%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                    8.253524           10.500785           27.23%                     0          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.178129            8.253524          -18.91%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.977883           10.178129           -7.29%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             4.691663            6.086557           29.73%                     0          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.880032            4.691663          -31.81%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.560720            6.880032          -19.63%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               6.704063            8.316549           24.05%                     0          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.622272            6.704063            1.24%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.694489            6.622272          -13.93%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           4.954993            6.932789           39.92%                     0          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.367092            4.954993          -22.18%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.279284            6.367092          -23.10%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.676919           10.744753           39.96%                     0          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.676919          -23.23%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 6.909711            8.665023           25.40%                     0          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.808446            6.909711          -11.51%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.120941            7.808446          -14.39%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.059977            0.60%                     0          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         5.344745            6.770848           26.68%                     0          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.006289            5.344745          -23.72%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.382707            7.006289          -16.42%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.393320           11.398077           54.17%                     0          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.393320          -26.07%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              5.341979            6.859818           28.41%                     0          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.304567            5.341979          -26.87%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.512121            7.304567          -14.19%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.604199           36.04%                     0          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid           8.827570           11.613396           31.56%                     0          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.668287            8.827570          -17.25%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.065553           10.668287           -3.59%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.341865           11.159922           19.46%                     0          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.263026            9.341865            0.85%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.098723            9.263026            1.81%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.645478           10.730493           61.47%                     0          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.024173            6.645478          -17.18%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.663506            8.024173           -7.38%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.454862           12.034188           61.43%                     0          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.454862          -25.45%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.729214           12.064623           38.21%                     0          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.729214          -12.71%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.358141           11.168941           33.63%                     0          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.358141          -16.42%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              1.871335            2.838236           51.67%                     0          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.347746            1.871335          -44.10%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.983787            3.347746          -44.05%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.078157           10.732354           51.63%                     0          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.078157          -29.22%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.855591            9.530149           21.32%                     0          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.855591          -21.44%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             12.556318           12.512872           -0.35%                     0          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.579917           12.556318            8.43%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.052137           11.579917            4.78%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              3.589199            4.654850           29.69%                     0          2003
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.154198            3.589199          -30.36%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.342265            5.154198          -29.80%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.753338            6.298497           32.51%                     0          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.410737            4.753338          -25.85%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.198060            6.410737          -30.30%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Gartmore GVIT                   7.714341           10.200171           32.22%                     0          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.714341          -22.86%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.834893           10.368446            5.43%                     0          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.834893           -1.65%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.435592           10.481507           11.08%                     0          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.435592           -5.64%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.944105           10.490717           17.29%                     0          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.944105          -10.56%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.501179           10.518812           23.73%                     0          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.501179          -14.99%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.152785           10.503871           28.84%                     0          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.152785          -18.47%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          3.206007            4.389541           36.92%                     0          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.210269            3.206007          -38.47%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.653794            5.210269          -31.93%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.368156           10.193063           -1.69%                     0          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.485212           10.368156           -1.12%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.360104           10.485212            1.21%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.861481            8.548254           24.58%                     0          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.497928            6.861481          -19.26%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.865373            8.497928          -13.86%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.040250           11.093193           22.71%                     0          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.040250           -9.60%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.417157           11.043878           48.90%                     0          2003
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.417157          -25.83%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              5.053923            6.718352           32.93%                     0          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.933473            5.053923          -27.11%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.742303            6.933473          -20.69%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.474978           34.75%                     0          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             4.388195            5.756502           31.18%                     0          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.733016            4.388195          -34.83%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.730647            6.733016          -12.90%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             9.792299           15.007013           53.25%                     0          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.761240            9.792299          -28.84%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.981823           13.761240           25.31%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.382102           10.170658           37.77%                     0          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.139971            7.382102          -19.23%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.029013            9.139971           -8.86%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           7.867260            9.101819           15.69%                     0          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.183323            7.867260          -14.33%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.759455            9.183323           -5.90%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           11.091439           12.149377            9.54%                     0          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.589296           11.091439            4.74%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.404143           10.589296            1.78%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.056022            5.939317           17.47%                     0          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.155704            5.056022          -17.86%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.061516            6.155704          -23.64%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            2.276314            3.257660           43.11%                     0          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                3.944669            2.276314          -42.29%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.442503            3.944669          -38.77%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.044639           10.126974           43.75%                     0          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.044639          -29.55%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.393166            5.774485           31.44%                     0          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.056891            4.393166          -27.47%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.097850            6.056891          -25.20%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.687649           10.105827           31.46%                     0          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.687649          -23.12%                     0          2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series             10.000000           12.112736           21.13%                     0          2003*
-Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.968543            8.970868           28.73%                     0          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.697779            6.968543          -28.14%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.079498            9.697779           -3.79%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000            9.944366           -0.56%                     0          2003*
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            4.201167            5.256877           25.13%                     0          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.085849            4.201167          -30.97%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.267999            6.085849          -26.39%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            7.049806            9.304679           31.98%                     0          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.512666            7.049806          -25.89%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.021444            9.512666           -5.08%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            3.606225            4.425038           22.71%                     0          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.111912            3.606225          -29.45%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.613945            5.111912          -32.86%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            5.934139            7.591860           27.94%                     0          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.304638            5.934139          -28.54%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.724617            8.304638          -14.60%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.132292           41.32%                     0          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.178020            8.632887           39.74%                     0          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.121332            6.178020          -23.93%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.451634            8.121332          -14.07%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.237083            7.721976           23.81%                     0          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                7.861953            6.237083          -20.67%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.958418            7.861953          -12.24%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.541146            8.755920           33.86%                     0          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.149058            6.541146          -28.50%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.726047            9.149058           -5.93%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  12.526381           15.648683           24.93%                     0          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.738698           12.526381            6.71%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.914229           11.738698            7.55%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   3.973498            5.503644           38.51%                     0          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.908033            3.973498          -32.74%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.556411            5.908033          -30.95%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  12.623544           16.960067           34.35%                     0          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.023285           12.623544           -3.07%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.137171           13.023285            7.30%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               5.117535            7.709481           50.65%                     0          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.394698            5.117535           -5.14%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                5.624474            5.394698           -4.09%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               8.962136           12.703389           41.75%                     0          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.440746            8.962136           -5.07%                     0          2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.791606            9.440746          -12.52%                     0          2001
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 2.80%)

   (Variable account charges of 2.80% of the daily net assets of the variable account)


-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.116360            8.947766           25.74%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                6.208685            7.514167           21.03%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class I - Q/NQ
-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------                     ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.962331            9.636553           21.03%                     0          2003
Variable Portfolios,
Inc. - American Century
VP International Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.886974            9.575173           21.40%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                9.037739           11.328947           25.35%                     0          2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century               10.000000           10.129239            1.29%                     0          2003*
Variable Portfolios II,
Inc. - American Century
VP Inflation: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           5.247651            7.531926           43.53%                     0          2003
Global Post-Venture
Capital Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           6.698466            8.665694           29.37%                     0          2003
International Focus
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Credit Suisse Trust -           7.106621            8.646105           21.66%                     0          2003
Large Cap Value
Portfolio - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Investment              7.530557           10.085497           33.93%                     0          2003
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Dreyfus Socially            5.691372            6.970741           22.48%                     0          2003
Responsible Growth Fund
Inc.: Initial Shares -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Stock Index             6.760911            8.435823           24.77%                     0          2003
Fund, Inc.: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Dreyfus Variable                7.380586            8.692839           17.78%                     0          2003
Investment Fund
-Appreciation
Portfolio: Initial
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Federated Insurance            10.949614           11.137438            1.72%                     0          2003
Series - Federated
Quality Bond Fund II:
Primary Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP                    7.492527            9.483867           26.58%                     0          2003
Equity-Income
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Growth             5.836965            7.533675           29.07%                     0          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP High               8.993929           11.100132           23.42%                     0          2003
Income Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           6.154443            8.567007           39.20%                     0          2003
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP Overseas           7.650567           10.653140           39.25%                     0          2003
Portfolio: Service
Class R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                 8.251275           10.294495           24.76%                     0          2003
Contrafund(R)Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP II                10.000000           10.025521            0.26%                     0          2003*
Investment Grade Bond
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Growth         6.869092            8.657465           26.04%                     0          2003
Opportunities
Portfolio: Service
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity VIP III Value          7.367940           11.300946           53.38%                     0          2003
Strategies Portfolio:
Service Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Comstock GVIT              6.535958            8.350133           27.76%                     0          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT              10.000000           13.557698           35.58%                     0          2003*
International Value
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Dreyfus GVIT Mid           7.993851           10.462838           30.89%                     0          2003
Cap Index Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Federated GVIT             9.846069           11.702110           18.85%                     0          2003
High Income Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.370807           11.840925           60.65%                     0          2003
Emerging Markets Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.429260           11.931622           60.60%                     0          2003
Emerging Markets Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.687538           11.945650           37.50%                     0          2003
Global Financial
Services Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.318204           11.058756           32.95%                     0          2003
Global Health Sciences
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              4.392055            6.627360           50.89%                     0          2003
Global Technology and
Communications Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.053835           10.640870           50.85%                     0          2003
Global Technology and
Communications Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.818060            9.436117           20.70%                     0          2003
Global Utilities Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             11.133937           11.038626           -0.86%                     0          2003
Government Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              5.849234            7.547142           29.03%                     0          2003
Growth Fund: Class I-
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              5.689203            7.500055           31.83%                     0          2003
International Growth
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Gartmore GVIT                   7.687861           10.113202           31.55%                     0          2003
International Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.788002           10.266218            4.89%                     0          2003
Investor Destinations
Conservative Fund:
Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.390578           10.378140           10.52%                     0          2003
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.901427           10.387269           16.69%                     0          2003
Investor Destinations
Moderate Fund: Class II
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.460596           10.415083           23.10%                     0          2003
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.113853           10.400290           28.18%                     0          2003
Investor Destinations
Aggressive Fund: Class
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          4.754819            6.476852           36.22%                     0          2003
Cap Growth Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.835321            9.619743           -2.19%                     0          2003
Money Market Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              7.387404            9.156429           23.95%                     0          2003
Nationwide(R)Fund: Class
I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.997098           10.983801           22.08%                     0          2003
Nationwide Leaders
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT U.S.         7.381729           10.934993           48.14%                     0          2003
Growth Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              6.381493            8.439776           32.25%                     0          2003
Worldwide Leaders Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.000000           13.428934           34.29%                     0          2003*
Worldwide Leaders Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             6.207447            8.101413           30.51%                     0          2003
Growth Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             6.805760           10.376786           52.47%                     0          2003
Value Fund: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.641994           10.474920           37.07%                     0          2003
Fund: Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT J.P. Morgan GVIT           8.078934            9.298902           15.10%                     0          2003
Balanced Fund: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Van Kampen GVIT           10.553935           11.501450            8.98%                     0          2003
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            6.739631            7.876570           16.87%                     0          2003
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            4.227960            6.019774           42.38%                     0          2003
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.020452           10.040652           43.02%                     0          2003
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            5.953600            7.785565           30.77%                     0          2003
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series -            7.661258           10.019672           30.78%                     0          2003
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Janus Aspen Series             10.000000           12.071324           20.71%                     0          2003*
-Risk-Managed Core
Portfolio: Service
Shares - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.599502            8.452350           28.08%                     0          2003
Guardian Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT           10.000000            9.910320           -0.90%                     0         2003**
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            5.811885            7.235163           24.49%                     0          2003
Mid-Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Neuberger Berman AMT            6.939885            9.112773           31.31%                     0          2003
Partners Portfolio -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.138481            7.493747           22.08%                     0          2003
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.118473            7.787678           27.28%                     0          2003
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable           10.000000           14.084003           40.84%                     0          2003*
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            6.979355            9.702830           39.02%                     0          2003
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Oppenheimer Variable            7.166545            8.827365           23.17%                     0          2003
Account Funds -
Oppenheimer Main
Street(R)Fund/VA:
Initial Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Strong Opportunity Fund         6.545443            8.716891           33.17%                     0          2003
II, Inc.: Investor
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  11.468918           14.254376           24.29%                     0          2003
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                   5.422078            7.471677           37.80%                     0          2003
Institutional Funds,
Inc. - Mid Cap Growth
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                                Value at       Unit Value at       Accumulation Unit      Accumulation
                              Beginning of     End of Period             Value          Units at End of
                                 Period                                                      Period
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
The Universal                  10.250694           13.701696           33.67%                     0          2003
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               8.983679           13.464658           49.88%                     0          2003
Insurance Trust -
Worldwide Emerging
Markets Fund: Initial
Class - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Van Eck Worldwide               8.152874           11.497212           41.02%                     0          2003
Insurance Trust -
Worldwide Hard Assets
Fund: Initial Class -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                                 Waddell & Reed
                   No Optional Benefits Elected (Total 1.20%)

   (Variable account charges of 1.20% of the daily net assets of the variable account)

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        9.422201            10.377361           10.14%                    99          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                9.233503             9.422201            2.04%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.379906             9.233503          -11.04%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        8.608933            10.129507           17.66%                   101          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                9.514063             8.608933           -9.51%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.238551             9.514063           -7.08%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -       11.690957            12.034015            2.93%                    42          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.858121            11.690957            7.67%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.226347            10.858121            6.18%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        6.651356             7.706275           15.86%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                8.590536             6.651356          -22.57%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.219013             8.590536          -15.94%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        6.660519             8.097972           21.58%                    62          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                8.565867             6.660519          -22.24%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.121935             8.565867          -15.37%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -       10.519093            12.444145           18.30%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.866781            10.519093           -3.20%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.074666            10.866781            7.86%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        6.304344             7.779518           23.40%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                                7.796236             6.304344          -19.14%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.147803             7.796236          -23.17%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -       11.395358            11.614060            1.92%                    43          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.939304            11.395358            4.17%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.138630            10.939304            7.90%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -       10.267819            10.196865           -0.69%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.275484            10.267819           -0.07%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                               10.040129            10.275484            2.34%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -        6.340194             8.172078           28.89%                    30          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                           8.442316           6.340194                 -24.90%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                           9.701363           8.442316                 -12.98%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.546353           10.122782                 34.14%                    25          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                           9.766240           7.546353                 -22.73%                     0          2002
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
                           10.080492          9.766240                  -3.12%                     0          2001
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.729604           10.790735                 23.61%                    97          2003
Value Portfolio - Q/NQ
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------

-------------------------- ------------------ -------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.30%)

   (Variable account charges of 1.30% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.402360            10.345032                10.03%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.223403            9.402360                  1.94%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.379106           9.223403                -11.13%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.590781            10.097924                17.54%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.503627            8.590781                 -9.61%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.237759           9.503627                 -7.17%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.666352           11.996522                 2.83%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.846230           11.666352                 7.56%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.225557           10.846230                 6.07%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.637318            7.682232                 15.74%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.581115            6.637318                -22.65%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.218225           8.581115                -16.02%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.646466            8.072716                 21.46%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.556462            6.646466                -22.32%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.121153           8.556462                -15.46%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.496947           12.405382                18.18%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.854883           10.496947                -3.30%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.073886           10.854883                 7.75%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.291055            7.755258                 23.27%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.787689            6.291055                -19.22%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.147018           7.787689                -23.25%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.371370           11.577886                 1.82%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.927333           11.371370                 4.06%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.137846           10.927333                 7.79%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.246194           10.165093                -0.79%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.264231           10.246194                -0.18%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.039351           10.264231                 2.24%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.326811            8.146577                 28.76%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.433042            6.326811                -24.98%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.700610            8.433042                -13.07%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.530437            10.091222                34.01%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.755535            7.530437                -22.81%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.079712           9.755535                -.3.22%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.714853            10.761614                23.49%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.113681           8.714853                -13.83%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.113681                 1.14%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.35%)

   (Variable account charges of 1.35% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.392441            10.328889                 9.97%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.218335            9.392441                  1.89%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.378704           9.218335                -11.18%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.581727            10.082166                17.48%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.498424            8.581727                 -9.65%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.237361           9.498424                 -7.22%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.654058           11.977814                 2.78%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.840295           11.654058                 7.51%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.225161           10.840295                 6.02%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.630316            7.670241                 15.68%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.576410            6.630316                -22.69%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.217829           8.576410                -16.06%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.639456            8.060111                 21.40%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.551777            6.639456                -22.36%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.120762           8.551777                -15.50%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.485875           12.386029                18.12%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.848937           10.485875                -3.35%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.073496           10.848937                 7.70%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.284412            7.743155                 23.21%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.783412            6.284412                -19.26%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.146627           7.783412                -23.29%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.359362           11.559798                 1.76%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.921334           11.359362                 4.01%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.137451           10.921334                 7.73%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.235391           10.149231                -0.84%                 2,096          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.258607           10.235391                -0.23%                 2,096          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.038962           10.258607                 2.19%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.320134            8.133866                 28.70%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.428424            6.320134                -25.01%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.700236            8.428424                -13.11%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.522476            10.075450                33.94%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.750175            7.522476                -22.85%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.079320           9.750175                 -3.27%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.707493            10.747082                23.42%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.110263           8.707493                -13.87%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.110263                 1.10%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.40%)

   (Variable account charges of 1.40% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.382539            10.312774                 9.91%                 3,396          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.213277            9.382539                  1.84%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.378305           9.213277                -11.23%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.572656            10.066413                17.42%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.493209            8.572656                 -9.70%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.236967           9.493209                 -7.27%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.641762           11.959114                 2.73%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.834346           11.641762                 7.45%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.224762           10.834346                 5.96%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.623314            7.658251                 15.63%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.571702            6.623314                -22.73%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.217435           8.571702                -16.11%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.632425            8.047508                 21.34%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.547071            6.632425                -22.40%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.120370           8.547071                -15.55%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.474808           12.366698                18.06%                 2,774          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.842987           10.474808                -3.40%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.073104           10.842987                 7.64%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.277773            7.731058                 23.15%                 4,752          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.779138            6.277773                -19.30%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.146233           7.779138                -23.33%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.347406           11.541777                 1.71%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.915358           11.347406                 3.96%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.137060           10.915358                 7.68%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.224593           10.133385                -0.89%                30,573          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.252980           10.224593                -0.28%               178,164          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.038572           10.252980                 2.14%               179,797          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.313444            8.121139                 28.63%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.423783            6.313444                -25.05%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.699859            8.423783                -13.16%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.514524            10.059709                33.87%                 3,523          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.744819            7.514524                -22.89%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.078933           9.744819                 -3.31%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.700123            10.732552                23.36%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.106838           8.700123                -13.92%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.106838                 1.07%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


              Optional Benefits Elected (Total ) (Waddell & Reed)

   (Variable account charges of 1.45% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.372630            10.296657                 9.86%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.208222            9.372630                  1.79%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.377903           9.208222                -11.27%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.563602            10.050697                17.37%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.487997            8.563602                 -9.74%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.236570           9.487997                 -7.31%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.629479           11.940445                 2.67%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.828402           11.629479                 7.40%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.224366           10.828402                 5.91%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.616314            7.646288                 15.57%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.566990            6.616314                -22.77%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.217039           8.566990                -16.15%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.625416            8.034930                 21.27%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.542373            6.625416                -22.44%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.119978           8.542373                -15.59%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.463756           12.347382                18.00%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.837039           10.463756                -3.44%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.072713           10.837039                 7.59%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.271125            7.718954                 23.09%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.774856            6.271125                -19.34%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.145837           7.774856                -23.37%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.335411           11.523730                 1.66%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.909363           11.335411                 3.91%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.136668           10.909363                 7.62%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.213802           10.117557                -0.94%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.247335           10.213802                -0.33%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.038183           10.247355                 2.08%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.306771            8.108459                 28.57%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.419157            6.306771                -25.09%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.699482            8.419157                -13.20%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.506576            10.043977                33.80%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.739457            7.506576                -22.93%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.078539           9.739457                 -3.36%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.692748            10.718013                23.30%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.103405           8.692748                -13.96%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.103405                 1.03%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.50%)

   (Variable account charges of 1.50% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.362748            10.280579                 9.80%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.203179            9.362748                  1.73%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.377501           9.203179                -11.32%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.554572            10.035002                17.31%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.482793            8.554572                 -9.79%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.236174           9.482793                 -7.36%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.617196           11.921763                 2.62%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.822462           11.617196                 7.34%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.223971           10.822462                 5.85%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.609314            7.634327                 15.51%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.562283            6.609314                -22.81%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.216643           8.562283                -16.19%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.618408            8.022368                 21.21%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.537676            6.618408                -22.48%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.119589           8.537676                -15.63%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.452697           12.328074                17.94%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.831082           10.452697                -3.49%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.072322           10.831082                 7.53%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.264502            7.706898                 23.02%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.770582            6.264502                -19.38%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.145446           7.770582                -23.41%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.323446           11.505726                 1.61%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.903376           11.323446                 3.85%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.136272           10.903376                 7.57%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.203015           10.101743                -0.99%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.241731           10.203015                -0.38%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.037793           10.241731                 2.03%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.300111            8.095779                 28.50%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.414529            6.300111                -25.13%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.699104            8.414529                -13.24%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.498648            10.028290                33.73%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.734109            7.498648                -22.97%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.078146           9.734109                 -3.41%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.685384            10.703514                23.24%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.099976           8.685384                -14.01%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.099976                 1.00%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.60%)

   (Variable account charges of 1.60% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.342962            10.248442                 9.69%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.193065            9.342962                  1.63%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.376699           9.193065                -11.41%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.536467            10.003605                17.19%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.472364            8.536467                 -9.88%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.235381           9.472364                 -7.45%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.592659           11.884520                 2.52%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.810574           11.592659                 7.23%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.223176           10.810574                 5.75%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.595336            7.610450                 15.39%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.552871            6.595336                -22.89%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.215853           8.552871                -16.28%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.604414            7.997295                 21.09%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.528287            6.604414                -22.56%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.118802           8.528287                -15.72%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.430630           12.289581                17.82%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.819198           10.430630                -3.59%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.071541           10.819198                 7.42%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.251248            7.682777                 22.90%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.762028            6.251248                -19.46%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.144657           7.762028                -23.49%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.299556           11.469798                 1.51%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.891410           11.299556                 3.75%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.135487           10.891410                 7.46%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.181460           10.070167                -1.09%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.230478           10.181460                -0.48%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.037013           10.230478                 1.93%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.286765            8.070439                 28.37%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.405267            6.286765                -25.20%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.698352            8.405267                -13.33%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.482762            9.996902                 33.60%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.723384            7.482762                -23.04%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.077364           9.723384                 -3.51%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.670678            10.674555                23.11%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.093129           8.670678                -14.09%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.093129                 0.93%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.65%)

   (Variable account charges of 1.65% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.333060            10.232375                 9.64%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.188001            9.333060                  1.58%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.376296           9.188001                -11.45%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.527445            9.987963                 17.13%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.467156            8.527445                 -9.93%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.234981           9.467156                 -7.50%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.580409           11.865931                 2.47%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.804637           11.580409                 7.18%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.222778           10.804637                 5.69%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.588340            7.598516                 15.33%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.548156            6.588340                -22.93%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.215459           8.548156                -16.32%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.597416            7.984761                 21.03%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.523596            6.597416                -22.60%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.118412           8.523596                -15.76%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.419593           12.270338                17.76%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.813239           10.419593                -3.64%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.071148           10.813239                 7.37%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.244630            7.670770                 22.84%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.757760            6.244630                -19.50%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.144267           7.757760                -23.53%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.287606           11.451831                 1.45%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.885429           11.287606                 3.69%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.135094           10.885429                 7.40%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.170692           10.054405                -1.14%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.224856           10.170692                -0.53%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.036623           10.224856                 1.88%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.280120            8.057817                 28.31%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.400646            6.280120                -25.24%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.697972            8.400646                -13.38%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.474828            9.981231                 33.53%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.718031            7.474828                -23.08%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.076969           9.718031                 -3.56%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.663319            10.660084                23.05%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.089696           8.663319                -14.14%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.089696                 0.90%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.70%)

   (Variable account charges of 1.70% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.323181            10.216357                 9.58%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.182946            9.323181                  1.53%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.375893           9.182946                -11.50%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.518415            9.972315                 17.07%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.461947            8.518415                 -9.97%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.234586           9.461947                 -7.55%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.568155           11.847341                 2.41%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.798693           11.568155                 7.13%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.222381           10.798693                 5.64%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.581369            7.586615                 15.27%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.543459            6.581369                -22.97%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.215063           8.543459                -16.36%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.590424            7.972240                 20.97%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.518902            6.590424                -22.64%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.118020           8.518902                -15.80%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.408568           12.251129                17.70%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.807291           10.408568                -3.69%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.070760           10.807291                 7.31%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.238005            7.658736                 22.78%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.753477            6.238005                -19.55%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.143870           7.753477                -23.56%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.275663           11.433913                 1.40%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.879451           11.275663                 3.64%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.134702           10.879451                 7.35%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.159933           10.038665                -1.19%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.219232           10.159933                -0.58%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.036232           10.219232                 1.82%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.273457            8.045180                 28.24%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.396010            6.273457                -25.28%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.697594            8.396010                -13.42%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.466909            9.965598                 33.46%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.712673            7.466909                -23.12%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.076578           9.712673                 -3.61%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.655972            10.645628                22.99%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.086266           8.655972                -14.18%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.086266                 0.86%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.75%)

   (Variable account charges of 1.75% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.313310            10.200337                 9.52%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.177891            9.313310                  1.48%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.375491           9.177891                -11.54%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.509395            9.956696                 17.01%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.456739            8.509395                -10.02%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.234189           9.456739                 -7.60%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.555910           11.828774                 2.36%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.792757           11.555910                 7.07%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.221984           10.792757                 5.58%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.574382            7.574721                 15.22%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.538740            6.574382                -23.01%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.214664           8.538740                -16.41%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.583431            7.959739                 20.91%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.514201            6.583431                -22.68%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.117627           8.514201                -15.85%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.397530           12.231922                17.64%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.801340           10.397530                -3.74%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.070364           10.801340                 7.26%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.231384            7.646706                 22.71%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.749199            6.231384                -19.59%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.143475           7.749199                -23.60%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.263738           11.416001                 1.35%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.873469           11.263738                 3.59%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.134308           10.873469                 7.29%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.149172           10.022932                -1.24%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.213606           10.149172                -0.63%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.035842           10.213606                 1.77%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.266813            8.032584                 28.18%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.391394            6.266813                -25.32%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.697219            8.391394                -13.47%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.458986            9.949969                 33.40%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.707317            7.458986                -23.16%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.076184           9.707317                 -3.66%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.648608            10.631170                22.92%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.028270           8.648608                -14.22%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.082827                 0.83%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.80%)

   (Variable account charges of 1.80% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.303459            10.184374                 9.47%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.172845            9.303459                  1.42%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.375088           9.172845                -11.59%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.500373            9.941075                 16.95%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.451524            8.500373                -10.06%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.233790           9.451524                 -7.64%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.543683           11.810247                 2.31%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.786820           11.543683                 7.02%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.221589           10.786820                 5.53%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.567410            7.562827                 15.16%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.534039            6.567410                -23.04%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.214270           8.534039                -16.45%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.576449            7.947249                 20.84%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.509507            6.576449                -22.72%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.117234           8.509507                -15.89%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.386539           12.212773                17.58%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.795404           10.386539                -3.79%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.069972           10.795404                 7.20%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.224770            7.634714                 22.65%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.744924            6.224770                -19.63%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.143081           7.744924                -23.64%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.251798           11.398104                 1.30%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.867472           11.251798                 3.54%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.133910           10.867472                 7.24%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.138425           10.007222                -1.29%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.207985           10.138425                -0.68%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.035451           10.207985                 1.72%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.260157            8.019969                 28.11%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.386760            6.260157                -25.36%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.696839            8.386760                -13.51%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.451065            9.934358                 33.33%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.701957            7.451065                -23.20%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.075790           9.701957                 -3.71%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.641266            10.616751                22.86%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.079400           8.641266                -14.27%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.079400                 0.79%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.85%)

   (Variable account charges of 1.85% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.293602            10.168407                 9.41%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.167790            9.293602                  1.37%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.374687           9.167790                -11.63%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.491357            9.925489                 16.89%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.446317            8.491357                -10.11%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.233393           9.446317                 -7.69%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.531449           11.791725                 2.26%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.780876           11.531449                 6.96%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.221188           10.780876                 5.48%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.560440            7.550959                 15.10%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.529332            6.560440                -23.08%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.213876           8.529332                -16.49%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.569458            7.934767                 20.78%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.504809            6.569458                -22.76%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.116840           8.504809                -15.93%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.375534           12.193625                17.52%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.789458           10.375534                -3.84%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.069584           10.789458                 7.15%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.218168            7.622729                 22.59%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.740655            6.218168                -19.67%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.142686           7.740655                -23.68%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.239875           11.380229                 1.25%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.861491           11.239875                 3.48%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.133516           10.861491                 7.18%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.127677           9.991522                 -1.34%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.202360           10.127677                -0.73%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.0.5060           10.202360                 1.67%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.253523            8.007398                 28.05%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.382138            6.253523                -25.39%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.696462            8.382138                -13.55%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.443165            9.918772                 33.26%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.696613            7.443165                -23.24%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.075400           9.696613                 -3.76%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.633911            10.602328                22.80%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.075958           8.633911                -14.31%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.075958                 0.76%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 1.90%)

   (Variable account charges of 1.90% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.283743            10.152439                 9.36%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.162734            9.283743                  1.32%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.374284           9.162734                -11.68%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.482350            9.909910                 16.83%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.441109            8.482350                -10.16%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.232994           9.441109                 -7.74%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.519240           11.773243                 2.21%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.774936           11.519240                 6.91%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.220790           10.774936                 5.42%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.553473            7.539101                 15.04%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.524624            6.553473                -23.12%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.213477           8.524624                -16.54%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.562499            7.922325                 20.72%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.500123            6.562499                -22.80%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.116447           8.500123                -15.98%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.364526           12.174486                17.46%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.783508           10.364526                -3.89%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.069190           10.783508                 7.09%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.211565            7.610765                 22.53%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.736379            6.211565                -19.71%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.142291           7.736379                -23.72%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.227962           11.362367                 1.20%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.855504           11.227962                 3.43%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.133123           10.855504                 7.13%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.116942           9.975848                 -1.39%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.196739           10.116942                -0.78%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.034669           10.196739                 1.62%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.246875            7.994819                 27.98%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.377507            6.246875                -25.43%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.696083            8.377507                -13.60%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.435249            9.903176                 33.19%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.691246            7.435249                -23.28%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.075004           9.691246                 -3.81%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.626571            10.587913                22.74%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.072534           8.626571                -14.36%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.072534                 0.73%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 2.05%)

   (Variable account charges of 2.05% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.075787            9.909859                  9.19%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.971203            9.075787                  1.17%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           8.971203                -10.29%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.326724            9.713231                 16.65%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.282101            8.326724                -10.29%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           9.282101                 -7.18%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.140818           11.369059                 2.05%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.436920           11.140818                 6.74%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.436920                 4.37%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.559208            7.534177                 14.86%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.545186            6.559208                -23.24%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           8.545186                -14.55%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.713791            8.092590                 20.54%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.709436            6.713791                -22.91%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           8.709436                -12.91%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.253691           12.025889                17.28%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.684536           10.253691                -4.03%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.684536                 6.85%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.127756            7.496595                 22.34%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.643699            6.127756                -19.83%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           7.643699                -23.56%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.999184           11.113842                 1.04%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.650594           10.999184                 3.27%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.650594                 6.51%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.051095           9.895766                 -1.55%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.145885           10.051095                -0.93%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.145885                 1.46%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.773527            8.655589                 27.79%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.097725            6.773527                -25.55%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           9.097725                 -9.02%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.696288            10.235218                32.99%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.046885           7.696288                -23.40%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.046885                 0.47%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.604570            10.544788                22.55%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.062235           8.604570                -14.49%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.062235                 0.62%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 2.10%)

   (Variable account charges of 2.10% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.066542            9.894719                  9.13%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.966650            9.066542                  1.11%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           8.966650                -10.33%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.318250            9.698398                 16.59%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.277394            8.318250                -10.34%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           9.277394                 -7.23%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.129494           11.351701                 2.00%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.431636           11.129494                 6.69%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.431636                 4.32%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.552540            7.522668                 14.81%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.540852            6.552540                -23.28%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           8.540852                -14.59%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.706945            8.080206                 20.48%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.705008            6.706945                -22.95%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           8.705008                -12.95%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.243252           12.007521                17.22%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.679110           10.243252                -4.08%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.679110                 6.79%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.121511            7.485155                 22.28%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.639805            6.121511                -19.87%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           7.639805                -23.60%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.987984           11.096857                 0.99%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.645184           10.987984                 3.22%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.645184                 6.45%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.040810           9.880595                 -1.60%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.140679           10.040810                -0.98%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.140679                 1.41%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.766628            8.642359                 27.72%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.093108            6.766628                -25.59%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           9.093108                 -9.07%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.688456            10.219595                32.92%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.041791           7.688456                -23.44%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.041791                 0.42%                     0          2001
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.597219            10.530396                22.49%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.058797           8.597219                -14.53%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.058797                 0.59%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 2.25%)

   (Variable account charges of 2.25% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.038856            9.849383                  8.97%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.952983            9.038856                  0.96%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           8.952983                -10.47%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.292840            9.653959                 16.41%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.263248            8.292840                -10.48%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           9.263248                 -7.37%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.095505           11.299700                 1.84%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.415736           11.095505                 6.53%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.415736                 4.16%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.532496            7.488180                 14.63%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.527815            6.532496                -23.40%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           8.527815                -14.72%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.686430            8.043172                 20.29%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.691720            6.686430                -23.07%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           8.691720                -13.08%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.211971           11.952511                17.04%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.662840           10.211971                -4.23%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.662840                 6.63%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.102781            7.450824                 22.09%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.628143            6.102781                -20.00%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           7.628143                -23.72%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.954449           11.046042                 0.84%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.628974           10.954449                 3.06%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.628974                 6.29%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.009978           9.835163                 -1.75%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.125055           10.009978                -1.14%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.125055                 1.25%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.745933            8.602749                 27.52%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.079226            6.745933                -25.70%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           9.079226                 -9.21%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.664922            10.172721                32.72%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.026451           7.664922                -23.55%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.026451                 0.26%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.575236            10.487403                22.30%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.048486           8.575236                -14.66%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.048486                 0.48%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 2.30%)

   (Variable account charges of 2.30% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.029645            9.834314                  8.91%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.948431            9.029645                  0.91%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           8.948431                -10.52%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.284358            9.639166                 16.35%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.258525            8.284358                -10.52%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           9.258525                 -7.41%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   11.084200           11.282404                 1.79%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.410447           11.084200                 6.47%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.410447                 4.10%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.525824            7.476695                 14.57%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.523473            6.525824                -23.44%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           8.523473                -14.77%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.679609            8.030859                 20.23%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           8.687295            6.679609                -23.11%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           8.687295                -13.13%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.201567           11.934237                16.98%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.657423           10.201567                -4.28%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.657423                 6.57%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.096552            7.439410                 22.03%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           7.624254            6.096552                -20.04%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           7.624254                -23.76%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.943275           11.029132                 0.78%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.623567           10.943275                 3.01%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.623567                 6.24%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.999714            9.820050                 -1.80%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.119849           9.999714                 -1.19%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.119849                 1.20%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.739037            8.589558                 27.46%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           9.074599            6.739037                -25.74%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           9.074599                 -9.25%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.657093            10.157142                32.65%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.021339           7.657093                -23.59%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.021339                 0.21%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.567911            10.473088                22.24%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.045053           8.567911                -14.71%                     0          2002
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                           10.000000           10.045053                 0.45%                     0          2001*
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                     Optional Benefits Elected (Total 2.80%)

   (Variable account charges of 2.80% of the daily net assets of the variable account)


-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.506527            10.300721                 8.35%                     0          2003
Asset Strategy Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.370998            9.690154                 15.76%                     0          2003
Balanced Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.943352           11.082030                 1.27%                     0          2003
Bond Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.819099            7.772745                 13.98%                     0          2003
Core Equity Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.931091            8.290621                 19.61%                     0          2003
Growth Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.605697            11.179707                16.39%                     0          2003
High Income Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   6.562269            7.966760                 21.40%                     0          2003
International Portfolio
- Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------



-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
Sub-Accounts               Accumulation       Accumulation Unit    Percent Change in   Number of           Period
                           Unit Value at      Value at End of      Accumulation Unit   Accumulation
                           Beginning of       Period               Value               Units at End of
                           Period                                                      Period
-------------------------- ------------------ -------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   10.586155           10.614606                 0.27%                     0          2003
Limited-Term Bond
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   9.831120            9.605078                 -2.30%                     0          2003
Money Market Portfolio -
Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.039641            8.926830                 26.81%                     0          2003
Science and Technology
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   7.418922            9.790918                 31.97%                     0          2003
Small Cap Growth
Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
W&R Target Funds, Inc. -   8.494827            10.330666                21.61%                     0          2003
Value Portfolio - Q/NQ
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------
-------------------------- ------------------- ------------------- ------------------- ------------------- ------------

-------------------------- ------------------- ------------------- ------------------- ------------------- ------------


================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2003

Assets:
   Investments at fair value:

      AIM VIF - Balanced Fund - Series I Shares (AIMBal)
         74,421 shares (cost $700,809) .....................................................   $    743,461

      AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
         691,634 shares (cost $5,704,011) ..................................................      7,338,240

      AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
         54,947 shares (cost $305,291) .....................................................        361,004

      AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
         5,257 shares (cost $93,954) .......................................................        111,869

      AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
         82,223 shares (cost $1,404,766) ...................................................      1,739,842

      AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
         7,024 shares (cost $126,595) ......................................................        147,081

      AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq)
         21,067 shares (cost $377,868) .....................................................        426,184

      AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)
         89,399 shares (cost $1,524,797) ...................................................      1,800,504

      Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
         175,469 shares (cost $3,158,432) ..................................................      3,793,634

      Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
         183,934 shares (cost $3,348,758) ..................................................      3,923,310

      Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (ALSmCapValB)
         392,520 shares (cost $4,248,476) ..................................................      5,675,832

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         38,413,274 shares (cost $239,353,404) .............................................    252,375,211

      American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
         696,546 shares (cost $3,728,307) ..................................................      4,569,343

      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         1,690,122 shares (cost $17,309,698) ...............................................     17,425,155

      American Century VP - International Fund - Class I (ACVPInt)
         18,131,591 shares (cost $116,058,382) .............................................    116,586,130

      American Century VP - International Fund - Class III (ACVPInt3)
         8,835,767 shares (cost $49,030,085) ...............................................     56,813,985

      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         1,730,246 shares (cost $14,262,958) ...............................................     15,883,661

      American Century VP - Ultra(R) Fund - Class II (ACVPUltra2)
         337,728 shares (cost $2,622,141) ..................................................      3,093,591

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      American Century VP - Value Fund - Class I (ACVPVal)
         62,816,881 shares (cost $429,483,856) .............................................   $ 489,343,505

      American Century VP - Value Fund - Class II (ACVPVal2)
         1,024,514 shares (cost $6,355,905) ................................................       7,970,722

      BB&T VIF - Capital Appreciation Fund (BBTCapAp)
         175,581 shares (cost $1,655,307) ..................................................       2,052,540

      BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG)
         174,293 shares (cost $1,395,536) ..................................................       1,566,896

      BB&T VIF - Growth and Income Fund (BBTGrInc)
         264,776 shares (cost $2,776,857) ..................................................       3,177,314

      BB&T VIF - Large Company Growth Fund (BBTLgCoGr)
         172,057 shares (cost $1,396,350) ..................................................       1,658,631

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         438,349 shares (cost $4,126,400) ..................................................       4,142,397

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         1,064,195 shares (cost $9,142,754) ................................................       9,418,127

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         1,244,789 shares (cost $15,025,411) ...............................................      15,061,949

      Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)
         62,012 shares (cost $989,527) .....................................................       1,350,611

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         3,151,439 shares (cost $37,812,153) ...............................................      41,315,360

      Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)
         14,058 shares (cost $284,842) .....................................................         333,044

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         5,875,151 shares (cost $184,265,108) ..............................................     139,769,839

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         37,272,586 shares (cost $1,192,004,270) ...........................................    1,059,286,903

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         5,088,515 shares (cost $174,907,417) ..............................................     175,146,674

      Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
         99,495 shares (cost $2,958,055) ...................................................       3,413,677

      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
         9,926 shares (cost $291,027) ......................................................         371,140

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
         27,872 shares (cost $287,382) .....................................................         377,391

      Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
         33,228 shares (cost $511,224) .....................................................         632,997

      Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
         230,889 shares (cost $1,048,888) ..................................................       1,260,654

      Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
         853,586 shares (cost $6,214,199) ..................................................       6,803,077

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         35,949,145 shares (cost $407,330,899) .............................................   $425,637,878

      Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
         1,069,966 shares (cost $12,461,577) ...............................................     12,646,999

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         36,199,081 shares (cost $790,248,740) .............................................    836,560,768

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
         660,126 shares (cost $12,030,883) .................................................     15,156,495

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         22,129,616 shares (cost $824,061,205) .............................................    684,247,718

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
         194,701 shares (cost $4,788,217) ..................................................      5,981,213

      Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
         46,831,812 shares (cost $293,999,593) .............................................    324,076,137

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         4,416,273 shares (cost $61,349,233) ...............................................     68,584,715

      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         453,228 shares (cost $4,993,605) ..................................................      6,988,768

      Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)
         3,603,359 shares (cost $44,432,972) ...............................................     55,924,126

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
         28,450,651 shares (cost $636,925,019) .............................................    656,072,009

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
         551,999 shares (cost $10,275,276) .................................................     12,657,348

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
         828,607 shares (cost $11,127,628) .................................................     11,277,336

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         6,377,550 shares (cost $117,310,124) ..............................................     96,045,900

      Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
         318,029 shares (cost $5,729,720) ..................................................      7,623,156

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         3,914,028 shares (cost $47,229,052) ...............................................     48,494,803

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
         168,669 shares (cost $1,651,375) ..................................................      2,099,930

      First Horizon Capital Appreciation Portfolio (FHCapAp)
         89,068 shares (cost $874,288) .....................................................      1,124,040

      First Horizon Growth & Income Portfolio (FHGrInc)
         240,931 shares (cost $2,074,960) ..................................................      2,291,257

      Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
         5,457,333 shares (cost $43,237,194) ...............................................     54,245,892

      Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
         478,301 shares (cost $5,809,460) ..................................................      6,284,880

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
         17,807,530 shares (cost $224,898,561) .............................................    263,017,217

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         455,806 shares (cost $3,669,277) ..................................................   $  4,485,127

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
         3,546,533 shares (cost $27,249,949) ...............................................     34,897,888

      Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
         25,439,100 shares (cost $189,559,633) .............................................    204,021,579

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         2,830 shares (cost $28,290) .......................................................         32,229

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
         480,627 shares (cost $4,930,396) ..................................................      5,474,339

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         6,460 shares (cost $66,753) .......................................................         64,346

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
         1,999,431 shares (cost $19,667,553) ...............................................     19,954,322

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         1,040,651 shares (cost $4,166,846) ................................................      3,860,814

      Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
         6,320,725 shares (cost $20,871,565) ...............................................     23,639,511

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         5,952 shares (cost $46,228) .......................................................         54,522

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
         321,002 shares (cost $2,589,742) ..................................................      2,946,794

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         66,300,817 shares (cost $800,397,717) .............................................    804,228,907

      Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)
         1,735,494 shares (cost $21,330,867) ...............................................     20,999,482

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         9,663,212 shares (cost $90,240,679) ...............................................     96,438,858

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         4,271,880 shares (cost $38,956,305) ...............................................     44,812,025

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         10,854,705 shares (cost $107,272,388) .............................................    112,020,552

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         29,873,839 shares (cost $278,997,968) .............................................    314,870,268

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         14,062,395 shares (cost $127,164,048) .............................................    149,061,387

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         14,887,223 shares (cost $143,161,979) .............................................    156,018,092

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         197,095 shares (cost $1,145,920) ..................................................      1,245,639

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
         724,761 shares (cost $3,699,657) ..................................................      4,580,488

      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         16,808,139 shares (cost $163,114,638) .............................................   $157,660,344

      Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
         4,530,082 shares (cost $85,109,245) ...............................................     97,170,263

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         694,021,216 shares (cost $694,021,216) ............................................    694,021,216

      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         43,652,043 shares (cost $576,059,765) .............................................    448,306,485

      Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2)
         238,394 shares (cost $2,014,508) ..................................................      2,445,920

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         296 shares (cost $2,629) ..........................................................          3,493

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
         531,984 shares (cost $5,225,534) ..................................................      6,293,369

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
         1,323,181 shares (cost $12,739,266) ...............................................     13,218,579

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         7,918,640 shares (cost $96,926,031) ...............................................    102,704,759

      Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
         150,805 shares (cost $1,551,079) ..................................................      1,946,891

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         37,927,118 shares (cost $338,617,728) .............................................    438,437,488

      Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
         256,494 shares (cost $2,065,614) ..................................................      2,957,378

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         14,322,966 shares (cost $246,337,478) .............................................    311,238,049

      Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
         194,097 shares (cost $3,120,366) ..................................................      4,200,250

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
         565,979 shares (cost $1,817,735) ..................................................      1,777,174

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
         1,662,528 shares (cost $4,554,819) ................................................      5,253,589

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         8,615 shares (cost $90,659) .......................................................         92,529

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
         3,931,773 shares (cost $37,995,390) ...............................................     42,423,835

      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
         17,260,404 shares (cost $160,375,402) .............................................    170,187,579

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         2,477,189 shares (cost $16,669,468) ...............................................     23,087,405

      Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
         626,406 shares (cost $5,052,790) ..................................................      5,838,100

      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         755 shares (cost $17,970) .........................................................         17,993

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         11,478,043 shares (cost $228,005,270) .............................................   $237,365,936

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
         6,083,429 shares (cost $16,540,231) ...............................................     21,839,512

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         18,066,737 shares (cost $70,022,659) ..............................................     63,775,581

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
         2,228,331 shares (cost $41,511,433) ...............................................     51,296,185

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         5,529,097 shares (cost $123,827,451) ..............................................    126,561,039

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
         91,024 shares (cost $1,060,887) ...................................................      1,136,890

      MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
         664,557 shares (cost $3,184,260) ..................................................      4,067,091

      MFS(R) VIT - New Discovery Series - Service Class (MFSNewDiscS)
         144,732 shares (cost $1,606,229) ..................................................      2,004,544

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         313,173 shares (cost $2,734,406) ..................................................      3,360,348

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         127,314 shares (cost $1,373,182) ..................................................      1,578,693

      Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
         46,832 shares (cost $711,282) .....................................................        974,583

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         7,999,964 shares (cost $102,248,067) ..............................................    111,839,503

      Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)(NBAMTLMat)
         1,796,038 shares (cost $24,319,708) ...............................................     23,707,698

      Neuberger Berman AMT - Mid Cap Growth Portfolio(R)(NBAMTMCGr)
         11,598,461 shares (cost $149,218,062) .............................................    177,804,414

      Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
         7,319,135 shares (cost $93,478,877) ...............................................    112,714,684

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         5,503,046 shares (cost $184,699,844) ..............................................    202,016,836

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         13,708,823 shares (cost $452,198,062) .............................................    475,696,157

      Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
         210,815 shares (cost $5,811,644) ..................................................      7,279,452

      Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)
         4,061,964 shares (cost $84,197,388) ...............................................    102,320,886

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         7,720,852 shares (cost $130,441,538) ..............................................    193,638,976

      Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
         282,659 shares (cost $4,889,002) ..................................................      7,055,173

      Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)
         20,851,360 shares (cost $416,549,795) ............................................   $400,346,117

      Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)
         445,397 shares (cost $6,946,951) .................................................      8,507,084

      Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)
         176 shares (cost $2,226) .........................................................          2,356

      Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)
         1,021,733 shares (cost $4,805,927) ...............................................      5,241,489

      Strong Opportunity Fund II, Inc.(StOpp2)
         10,911,439 shares (cost $193,225,492) ............................................    207,208,218

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,260,242 shares (cost $45,221,469) ..............................................     51,761,935

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         2,424,364 shares (cost $31,158,200) ..............................................     36,050,298

      Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
         1,342,567 shares (cost $12,482,384) ..............................................     15,775,162

      Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)
         112,403 shares (cost $2,291,145) .................................................      2,720,164

      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
         13,080 shares (cost $148,963) ....................................................        150,678

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         7,040,161 shares (cost $58,817,928) ..............................................     63,643,056

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         2,379,001 shares (cost $18,030,898) ..............................................     20,269,088

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         14,809,433 shares (cost $184,941,726) ............................................    230,730,959

      Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
         1,998,960 shares (cost $19,454,950) ..............................................     20,109,539

      Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
         204,854 shares (cost $2,067,544) .................................................      2,105,900

      Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)
         234,095 shares (cost $2,493,619) .................................................      3,223,485

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         17,136,617 shares (cost $110,261,241) ............................................    118,648,793

      W & R Target Funds - Balanced Portfolio (WRBal)
         12,354,761 shares (cost $83,670,433) .............................................     88,325,423

      W & R Target Funds - Bond Portfolio (WRBnd)
         19,011,996 shares (cost $106,091,503) ............................................    105,915,832

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         25,581,050 shares (cost $254,995,943) ............................................    240,451,637

      W & R Target Funds - Growth Portfolio (WRGrowth)
         37,105,683 shares (cost $299,678,841) ............................................    301,546,754

      W & R Target Funds - High Income Portfolio (WRHiInc)
         21,227,442 shares (cost $71,016,697) .............................................     70,846,589

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
      STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      W & R Target Funds - International Portfolio (WRIntl)
         9,397,875 shares (cost $53,301,540) ...........................................   $    55,186,202

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         7,706,325 shares (cost $43,506,855) ...........................................        43,344,225

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         27,472,300 shares (cost $27,472,300) ..........................................        27,472,300

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         7,500,402 shares (cost $85,526,800) ...........................................        92,917,226

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         15,693,495 shares (cost $113,537,606) .........................................       132,928,606

      W & R Target Funds - Value Portfolio (WRValue)
         19,424,426 shares (cost $95,499,285) ..........................................       106,426,432
                                                                                           ---------------

            Total investments ..........................................................    14,967,179,655

   Accounts receivable .................................................................           167,445
                                                                                           ---------------

            Total assets ...............................................................    14,967,347,100

Accounts payable .......................................................................                --
                                                                                           ---------------

Contract owners' equity (note 4) .......................................................   $14,967,347,100
                                                                                           ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                         Total         AIMBal   AIMBValue2   AIMBlueCh
                                                    ---------------   -------   ----------   ---------
Investment activity:
   Reinvested dividends .........................   $   174,447,399    13,705          --         --
   Mortality and expense risk charges (note 2) ..      (159,896,856)   (7,650)    (95,412)    (3,849)
                                                    ---------------   -------   ---------     ------
      Net investment income (loss) ..............        14,550,543     6,055     (95,412)    (3,849)
                                                    ---------------   -------   ---------     ------

   Proceeds from mutual fund shares sold ........     7,588,079,644    22,897     574,934      6,085
   Cost of mutual fund shares sold ..............    (8,244,846,507)  (27,202)   (496,979)    (7,082)
                                                    ---------------   -------   ---------     ------
      Realized gain (loss) on investments .......      (656,766,863)   (4,305)     77,955       (997)
   Change in unrealized gain (loss)
      on investments ............................     3,314,477,857    90,536   1,652,838     71,907
                                                    ---------------   -------   ---------     ------
      Net gain (loss) on investments ............     2,657,710,994    86,231   1,730,793     70,910
                                                    ---------------   -------   ---------     ------
   Reinvested capital gains .....................         9,284,332        --          --         --
                                                    ---------------   -------   ---------     ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 2,681,545,869    92,286   1,635,381     67,061
                                                    ===============   =======   =========     ======

                                                    AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                                                    --------   ---------   ---------   --------
Investment activity:
   Reinvested dividends .........................        --          --      1,315       1,181
   Mortality and expense risk charges (note 2) ..      (787)    (23,587)    (1,448)     (5,081)
                                                     ------     -------     ------     -------
      Net investment income (loss) ..............      (787)    (23,587)      (133)     (3,900)
                                                     ------     -------     ------     -------

   Proceeds from mutual fund shares sold ........     1,453     105,071      7,435      24,851
   Cost of mutual fund shares sold ..............    (1,526)    (92,932)    (7,555)    (31,191)
                                                     ------     -------     ------     -------
      Realized gain (loss) on investments .......       (73)     12,139       (120)     (6,340)
   Change in unrealized gain (loss)
      on investments ............................    18,849     348,804     23,498      90,266
                                                     ------     -------     ------     -------
      Net gain (loss) on investments ............    18,776     360,943     23,378      83,926
                                                     ------     -------     ------     -------
   Reinvested capital gains .....................        --          --         --          --
                                                     ------     -------     ------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    17,989     337,356     23,245      80,026
                                                     ======     =======     ======     =======

                                                       AIMPreEq2      AlGrIncB   AlPremGrB   AISmCapValB
                                                    ---------------   --------   ---------   -----------
Investment activity:
   Reinvested dividends .........................      $   3,761        17,581          --       18,978
   Mortality and expense risk charges (note 2) ..        (22,491)      (40,185)    (51,785)     (67,893)
                                                       ---------      --------    --------    ---------
      Net investment income (loss) ..............        (18,730)      (22,604)    (51,785)     (48,915)
                                                       ---------      --------    --------    ---------

   Proceeds from mutual fund shares sold ........        183,098       117,928     326,880      123,278
   Cost of mutual fund shares sold ..............       (190,201)     (111,944)   (317,158)    (104,080)
                                                       ---------      --------    --------    ---------
      Realized gain (loss) on investments .......         (7,103)        5,984       9,722       19,198
   Change in unrealized gain (loss)
      on investments ............................        295,660       646,304     620,884    1,396,054
                                                       ---------      --------    --------    ---------
      Net gain (loss) on investments ............        288,557       652,288     630,606    1,415,252
                                                       ---------      --------    --------    ---------
   Reinvested capital gains .....................             --            --          --       50,306
                                                       ---------      --------    --------    ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $ 269,827       629,684     578,821    1,416,643
                                                       =========      ========    ========    =========

                                                     ACVPIncGr    ACVPIncGr2   ACVPInflaPro     ACVPInt
                                                    -----------   ----------   ------------   -----------
Investment activity:
   Reinvested dividends .........................     2,618,998      26,566        106,646        855,324
   Mortality and expense risk charges (note 2) ..    (2,436,057)    (60,323)       (72,132)    (1,231,326)
                                                    -----------    --------    -----------    -----------
      Net investment income (loss) ..............       182,941     (33,757)        34,514       (376,002)
                                                    -----------    --------    -----------    -----------

   Proceeds from mutual fund shares sold ........    50,388,048     332,333     13,499,753     24,775,410
   Cost of mutual fund shares sold ..............   (69,525,226)   (283,504)   (13,463,093)   (29,779,069)
                                                    -----------    --------    -----------    -----------
      Realized gain (loss) on investments .......   (19,137,178)     48,829         36,660     (5,003,659)
   Change in unrealized gain (loss)
      on investments ............................    71,652,458     866,853        115,457     27,655,755
                                                    -----------    --------    -----------    -----------
      Net gain (loss) on investments ............    52,515,280     915,682        152,117     22,652,096
                                                    -----------    --------    -----------    -----------
   Reinvested capital gains .....................            --          --          3,707             --
                                                    -----------    --------    -----------    -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    52,698,221     881,925        190,338     22,276,094
                                                    ===========    ========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                               ACVPInt3     ACVPUltra   ACVPUltra2      ACVPVal
                                             -----------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ..................   $   305,875           --         --        4,056,325
   Mortality and expense risk charges
      (note 2) ...........................      (538,848)    (114,859)   (36,419)      (4,859,915)
                                             -----------   ----------    -------     ------------
      Net investment income (loss) .......      (232,973)    (114,859)   (36,419)        (803,590)
                                             -----------   ----------    -------     ------------

   Proceeds from mutual fund shares
      sold ...............................     3,709,433    5,209,820     74,381      137,669,429
   Cost of mutual fund shares sold .......    (4,599,473)  (4,909,044)   (73,231)    (149,123,166)
                                             -----------   ----------    -------     ------------
      Realized gain (loss) on
         investments .....................      (890,040)     300,776      1,150      (11,453,737)
   Change in unrealized gain (loss)
      on investments .....................    11,522,819    1,788,190    492,031      112,313,929
                                             -----------   ----------    -------     ------------
      Net gain (loss) on investments .....    10,632,779    2,088,966    493,181      100,860,192
                                             -----------   ----------    -------     ------------
   Reinvested capital gains ..............            --           --         --               --
                                             -----------   ----------    -------     ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $10,399,806    1,974,107    456,762      100,056,602
                                             ===========   ==========    =======     ============

                                              ACVPVal2   BBTCapAp   BBTCapMAG   BBTGrInc
                                             ---------   --------   ---------   --------
Investment activity:
   Reinvested dividends ..................      34,747        --       5,261      44,070
   Mortality and expense risk charges
      (note 2) ...........................     (99,399)  (20,151)    (18,399)    (28,926)
                                             ---------   -------    --------    --------
      Net investment income (loss) .......     (64,652)  (20,151)    (13,138)     15,144
                                             ---------   -------    --------    --------

   Proceeds from mutual fund shares
      sold ...............................     224,368    98,447     168,344      86,566
   Cost of mutual fund shares sold .......    (206,331)  (99,526)   (192,008)   (100,352)
                                             ---------   -------    --------    --------
      Realized gain (loss) on
         investments .....................      18,037    (1,079)    (23,664)    (13,786)
   Change in unrealized gain (loss)
      on investments .....................   1,603,879   501,715     329,842     546,992
                                             ---------   -------    --------    --------
      Net gain (loss) on investments .....   1,621,916   500,636     306,178     533,206
                                             ---------   -------    --------    --------
   Reinvested capital gains ..............          --        --          --          --
                                             ---------   -------    --------    --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   1,557,264   480,485     293,040     548,350
                                             =========   =======    ========    ========

                                             BBTLgCoGr     CSGPVen     CSIntFoc      CSLCapV
                                             ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ..................   $     --            --       39,136      102,267
   Mortality and expense risk charges
      (note 2) ...........................    (18,240)      (36,003)     (83,133)    (140,718)
                                             --------    ----------   ----------   ----------
      Net investment income (loss) .......    (18,240)      (36,003)     (43,997)     (38,451)
                                             --------    ----------   ----------   ----------

   Proceeds from mutual fund shares
      sold ...............................     63,195       894,889    1,754,789    3,105,428
   Cost of mutual fund shares sold .......    (77,151)   (1,224,776)  (2,169,476)  (3,546,245)
                                             --------    ----------   ----------   ----------
      Realized gain (loss)
         on investments ..................    (13,956)     (329,887)    (414,687)    (440,817)
   Change in unrealized gain (loss)
      on investments .....................    349,913     1,734,142    2,783,606    3,421,741
                                             --------    ----------   ----------   ----------
      Net gain (loss) on investments .....    335,957     1,404,255    2,368,919    2,980,924
                                             --------    ----------   ----------   ----------
   Reinvested capital gains ..............         --            --           --           --
                                             --------    ----------   ----------   ----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $317,717     1,368,252    2,324,922    2,942,473
                                             ========    ==========   ==========   ==========

                                             DryELeadS   DrySmCapIxS   DrySRGroS     DrySRGro
                                             ---------   -----------   ---------   -----------
Investment activity:
   Reinvested dividends ..................         --         64,313          8        142,696
   Mortality and expense risk charges
      (note 2) ...........................    (16,332)      (222,702)    (4,251)    (1,458,689)
                                              -------    -----------    -------    -----------
      Net investment income (loss) .......    (16,332)      (158,389)    (4,243)    (1,315,993)
                                              -------    -----------    -------    -----------

   Proceeds from mutual fund shares
      sold ...............................     74,422     30,872,781     18,657     35,827,948
   Cost of mutual fund shares sold .......    (63,149)   (28,557,292)   (18,713)   (66,830,573)
                                              -------    -----------    -------    -----------
      Realized gain (loss)
         on investments ..................     11,273      2,315,489        (56)   (31,002,625)
   Change in unrealized gain (loss)
      on investments .....................    357,676      3,461,617     54,429     60,627,660
                                              -------    -----------    -------    -----------
      Net gain (loss) on investments .....    368,949      5,777,106     54,373     29,625,035
                                              -------    -----------    -------    -----------
   Reinvested capital gains ..............         --        204,927         --             --
                                              -------    -----------    -------    -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....    352,617      5,823,644     50,130     28,309,042
                                              =======    ===========    =======    ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                DryStkIx      DryVIFApp    DryVIFAppS   DryVIFDevLd
                                             -------------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..................   $  13,695,882     2,229,143      36,236           95
   Mortality and expense risk charges
      (note 2) ...........................     (10,485,962)   (1,815,128)    (45,406)      (4,712)
                                             -------------   -----------    --------       ------
      Net investment income (loss) .......       3,209,920       414,015      (9,170)      (4,617)
                                             -------------   -----------    --------       ------

   Proceeds from mutual fund shares
      sold ...............................     148,885,935    36,356,944     122,160        4,463
   Cost of mutual fund shares sold .......    (221,203,210)  (44,307,441)   (117,408)      (4,973)
                                             -------------   -----------    --------       ------
      Realized gain (loss)
         on investments ..................     (72,317,275)   (7,950,497)      4,752         (510)
   Change in unrealized gain (loss)
      on investments .....................     289,514,476    36,817,443     484,710       83,598
                                             -------------   -----------    --------       ------
      Net gain (loss) on investments .....     217,197,201    28,866,946     489,462       83,088
                                             -------------   -----------    --------       ------
   Reinvested capital gains ..............              --            --          --           --
                                             -------------   -----------    --------       ------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $ 220,407,121    29,280,961     480,292       78,471
                                             =============   ===========    ========       ======

                                             DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS
                                             ------------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends ..................        3,284         3,435       3,022      184,366
   Mortality and expense risk charges
      (note 2) ...........................       (2,846)       (7,543)    (16,869)     (82,299)
                                                -------       -------     -------     --------
      Net investment income (loss) .......          438        (4,108)    (13,847)     102,067
                                                -------       -------     -------     --------

   Proceeds from mutual fund shares
      sold ...............................       10,629        57,936      72,749      883,661
   Cost of mutual fund shares sold .......      (12,038)      (56,839)    (68,637)    (808,891)
                                                -------       -------     -------     --------
      Realized gain (loss)
         on investments ..................       (1,409)        1,097       4,112       74,770
   Change in unrealized gain (loss)
      on investments .....................       96,295       121,084     213,489      555,564
                                                -------       -------     -------     --------
      Net gain (loss) on investments .....       94,886       122,181     217,601      630,334
                                                -------       -------     -------     --------
   Reinvested capital gains ..............           --            --          --           --
                                                -------       -------     -------     --------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....       95,324       118,073     203,754      732,401
                                                =======       =======     =======     ========

                                               FedQualBd    FedQualBdS     FidVIPEIS    FidVIPEI2
                                             ------------   ----------   ------------   ---------
Investment activity:
   Reinvested dividends ..................   $ 15,093,793      261,497     10,974,173      87,310
   Mortality and expense risk charges
      (note 2) ...........................     (5,636,288)    (192,517)    (8,017,038)   (183,870)
                                             ------------   ----------   ------------   ---------
      Net investment income (loss) .......      9,457,505       68,980      2,957,135     (96,560)
                                             ------------   ----------   ------------   ---------

   Proceeds from mutual fund shares
      sold ...............................    103,638,326    1,533,000    112,962,892     319,923
   Cost of mutual fund shares sold .......    (96,597,004)  (1,483,028)  (153,792,945)   (297,366)
                                             ------------   ----------   ------------   ---------
      Realized gain (loss)
         on investments ..................      7,041,322       49,972    (40,830,053)     22,557
   Change in unrealized gain (loss)
      on investments .....................     (2,612,698)      66,593    216,526,362   3,129,669
                                             ------------   ----------   ------------   ---------
      Net gain (loss) on investments .....      4,428,624      116,565    175,696,309   3,152,226
                                             ------------   ----------   ------------   ---------
   Reinvested capital gains ..............             --           --             --          --
                                             ------------   ----------   ------------   ---------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....   $ 13,886,129      185,545    178,653,444   3,055,666
                                             ============   ==========   ============   =========

                                               FidVIPGrS    FidVIPGr2     FidVIPHIS     FidVIPOvS
                                             ------------   ---------   ------------   -----------
Investment activity:
   Reinvested dividends ..................      1,121,852       2,880     14,991,922       478,308
   Mortality and expense risk charges
      (note 2) ...........................     (6,975,466)    (76,050)    (3,139,179)     (654,782)
                                             ------------   ---------   ------------   -----------
      Net investment income (loss) .......     (5,853,614)    (73,170)    11,852,743      (176,474)
                                             ------------   ---------   ------------   -----------

   Proceeds from mutual fund shares
      sold ...............................    144,208,569     227,122    246,272,080    12,675,611
   Cost of mutual fund shares sold .......   (281,798,033)   (207,118)  (223,887,899)  (15,752,393)
                                             ------------   ---------   ------------   -----------
      Realized gain (loss)
         on investments ..................   (137,589,464)     20,004     22,384,181    (3,076,782)
   Change in unrealized gain (loss)
      on investments .....................    305,059,557   1,241,220     24,568,742    23,651,221
                                             ------------   ---------   ------------   -----------
      Net gain (loss) on investments .....    167,470,093   1,261,224     46,952,923    20,574,439
                                             ------------   ---------   ------------   -----------
   Reinvested capital gains ..............             --          --             --            --
                                             ------------   ---------   ------------   -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations ....    161,616,479   1,188,054     58,805,666    20,397,965
                                             ============   =========   ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       FidVIPOvS2R    FidVIPOvSR    FidVIPConS   FidVIPCon2
                                                       -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................   $   22,601       178,307      1,904,295      12,476
   Mortality and expense risk charges (note 2) .....      (87,101)     (374,241)    (6,411,878)   (152,712)
                                                       ----------    ----------    -----------   ---------
      Net investment income (loss) .................      (64,500)     (195,934)    (4,507,583)   (140,236)
                                                       ----------    ----------    -----------   ---------

   Proceeds from mutual fund shares sold ...........      405,030     1,646,509     73,156,320     192,263
   Cost of mutual fund shares sold .................     (350,218)   (1,949,327)   (96,377,067)   (160,674)
                                                       ----------    ----------    -----------   ---------
      Realized gain (loss) on investments ..........       54,812      (302,818)   (23,220,747)     31,589
   Change in unrealized gain (loss)
      on investments ...............................    2,035,086    14,003,683    162,538,409   2,412,240
                                                       ----------    ----------    -----------   ---------
      Net gain (loss) on investments ...............    2,089,898    13,700,865    139,317,662   2,443,829
                                                       ----------    ----------    -----------   ---------
   Reinvested capital gains ........................           --            --             --          --
                                                       ----------    ----------    -----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $2,025,398    13,504,931    134,810,079   2,303,593
                                                       ==========    ==========    ===========   =========

                                                       FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPVaIS
                                                       -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................           --        570,743        7,130             --
   Mortality and expense risk charges (note 2) .....      (34,382)      (960,323)     (88,219)      (279,775)
                                                       ----------     ----------    ---------    -----------
      Net investment income (loss) .................      (34,382)      (389,580)     (81,089)      (279,775)
                                                       ----------     ----------    ---------    -----------

   Proceeds from mutual fund shares sold ...........    3,415,713     17,755,972       78,648     62,494,423
   Cost of mutual fund shares sold .................   (3,409,877)   (32,042,832)     (67,972)   (55,742,160)
                                                       ----------     ----------    ---------    -----------
      Realized gain (loss) on investments ..........        5,836    (14,286,860)      10,676      6,752,263
   Change in unrealized gain (loss)
      on investments ...............................      149,709     36,481,667    1,878,669      1,985,566
                                                       ----------     ----------    ---------    -----------
      Net gain (loss) on investments ...............      155,545     22,194,807    1,889,345      8,737,829
                                                       ----------     ----------    ---------    -----------
   Reinvested capital gains ........................           --             --           --        293,422
                                                       ----------     ----------    ---------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      121,163     21,805,227    1,808,256      8,751,476
                                                       ==========     ==========    =========    ===========

                                                       FidVIPValS2   FHCapAp    FHGrInc     GVITCVal
                                                       -----------   -------   --------   -----------
Investment activity:
   Reinvested dividends ............................    $      --         --      4,416       557,082
   Mortality and expense risk charges (note 2) .....      (24,057)    (4,838)   (17,829)     (498,059)
                                                        ---------    -------   --------   -----------
      Net investment income (loss) .................      (24,057)    (4,838)   (13,413)       59,023
                                                        ---------    -------   --------   -----------

   Proceeds from mutual fund shares sold ...........      604,907     35,554    196,560     8,618,586
   Cost of mutual fund shares sold .................     (428,102)   (36,780)  (225,418)  (12,107,594)
                                                        ---------    -------   --------   -----------
      Realized gain (loss) on investments ..........      176,805     (1,226)   (28,858)   (3,489,008)
   Change in unrealized gain (loss)
      on investments ...............................      458,030    311,278    480,815    14,454,074
                                                        ---------    -------   --------   -----------
      Net gain (loss) on investments ...............      634,835    310,052    451,957    10,965,066
                                                        ---------    -------   --------   -----------
   Reinvested capital gains ........................       10,081         --         --            --
                                                        ---------    -------   --------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $ 620,859    305,214    438,544    11,024,089
                                                        =========    =======   ========   ===========

                                                       GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                                                       -----------   ------------   -----------   ------------
Investment activity:
   Reinvested dividends ............................            --       990,434        21,964        105,242
   Mortality and expense risk charges (note 2) .....       (24,580)   (2,528,709)      (42,112)      (228,405)
                                                       -----------   -----------    ----------     ----------
      Net investment income (loss) .................       (24,580)   (1,538,275)      (20,148)      (123,163)
                                                       -----------   -----------    ----------     ----------

   Proceeds from mutual fund shares sold ...........    56,719,439    54,387,276       986,158      7,491,336
   Cost of mutual fund shares sold .................   (55,832,901)  (61,441,014)   (1,168,281)    (6,065,465)
                                                       -----------   -----------    ----------     ----------
      Realized gain (loss) on investments ..........       886,538    (7,053,738)     (182,123)     1,425,871
   Change in unrealized gain (loss)
      on investments ...............................       475,421    68,228,073     2,015,695      8,314,911
                                                       -----------   -----------    ----------     ----------
      Net gain (loss) on investments ...............     1,361,959    61,174,335     1,833,572      9,740,782
                                                       -----------   -----------    ----------     ----------
   Reinvested capital gains ........................            --         1,510            --             --
                                                       -----------   -----------    ----------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     1,337,379    59,637,570     1,813,424      9,617,619
                                                       ===========   ===========    ==========     ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                        GVITFHiInc    GVITGlFin1   GVITGlFin3   GVITGlHlth
                                                       ------------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................   $ 13,386,034         127        21,713          --
   Mortality and expense risk charges (note 2) .....     (2,104,438)       (309)      (41,421)       (252)
                                                       ------------     -------    ----------     -------
      Net investment income (loss) .................     11,281,596        (182)      (19,708)       (252)
                                                       ------------     -------    ----------     -------

   Proceeds from mutual fund shares sold ...........    109,404,187      15,125     2,409,540      29,386
   Cost of mutual fund shares sold .................   (107,373,170)    (11,117)   (2,278,731)    (28,998)
                                                       ------------     -------    ----------     -------
      Realized gain (loss) on investments ..........      2,031,017       4,008       130,809         388
   Change in unrealized gain (loss)
      on investments ...............................     19,103,214       1,626       522,299      (2,408)
                                                       ------------     -------    ----------     -------
      Net gain (loss) on investments ...............     21,134,231       5,634       653,108      (2,020)
                                                       ------------     -------    ----------     -------
   Reinvested capital gains ........................             --       3,062       517,212       7,076
                                                       ------------     -------    ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 32,415,827       8,514     1,150,612       4,804
                                                       ============     =======    ==========     =======

                                                       GVITGlHlth3    GVITGlTech   GVITGlTech3   GVITGlUtl1
                                                       -----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ............................            --           --            --         241
   Mortality and expense risk charges (note 2) .....      (202,814)     (41,758)     (151,185)       (555)
                                                       -----------   ----------    ----------     -------
      Net investment income (loss) .................      (202,814)     (41,758)     (151,185)       (314)
                                                       -----------   ----------    ----------     -------

   Proceeds from mutual fund shares sold ...........    10,904,688      908,258     4,466,332      17,476
   Cost of mutual fund shares sold .................   (9,440,970)   (1,363,589)   (3,810,806)    (13,807)
                                                       -----------   ----------    ----------     -------
      Realized gain (loss) on investments ..........     1,463,718     (455,331)      655,526       3,669
   Change in unrealized gain (loss)
      on investments ...............................       663,347    1,931,708     3,054,545       6,261
                                                       -----------   ----------    ----------     -------
      Net gain (loss) on investments ...............     2,127,065    1,476,377     3,710,071       9,930
                                                       -----------   ----------    ----------     -------
   Reinvested capital gains ........................     2,172,271           --            --          --
                                                       -----------   ----------    ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     4,096,522    1,434,619     3,558,886       9,616
                                                       ===========   ==========    ==========     =======

                                                        GVITGlUtl3     GVITGvtBd    GVITGvtBd2    GVITGrowth
                                                       -----------   ------------   ----------   -----------
Investment activity:
   Reinvested dividends ............................   $    11,905     30,427,689      618,833        17,887
   Mortality and expense risk charges (note 2) .....       (22,173)   (11,524,345)    (366,006)     (936,298)
                                                       -----------   ------------   ----------   -----------
      Net investment income (loss) .................       (10,268)    18,903,344      252,827      (918,411)
                                                       -----------   ------------   ----------   -----------

   Proceeds from mutual fund shares sold ...........     1,024,639    339,165,776    5,150,524    32,651,874
   Cost of mutual fund shares sold .................    (1,003,585)  (324,331,735)  (5,226,660)  (57,087,694)
                                                       -----------   ------------   ----------   -----------
      Realized gain (loss) on investments ..........        21,054     14,834,041      (76,136)  (24,435,820)
   Change in unrealized gain (loss)
      on investments ...............................       381,561    (27,948,772)    (306,298)   49,323,053
                                                       -----------   ------------   ----------   -----------
      Net gain (loss) on investments ...............       402,615    (13,114,731)    (382,434)   24,887,233
                                                       -----------   ------------   ----------   -----------
   Reinvested capital gains ........................            --      1,365,121       26,042            --
                                                       -----------   ------------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   392,347      7,153,734     (103,565)   23,968,822
                                                       ===========   ============   ==========   ===========

                                                        GVITIDAgg     GVITIDCon     GVITIDMod   GVITIDModAgg
                                                       -----------   -----------   ----------   ------------
Investment activity:
   Reinvested dividends ............................       405,292     2,443,450    4,083,940     1,454,336
   Mortality and expense risk charges (note 2) .....      (386,302)   (1,291,393)  (2,815,090)   (1,300,069)
                                                       -----------   -----------   ----------    ----------
      Net investment income (loss) .................        18,990     1,152,057    1,268,850       154,267
                                                       -----------   -----------   ----------    ----------

   Proceeds from mutual fund shares sold ...........    13,242,305    22,363,564    6,663,411     7,999,527
   Cost of mutual fund shares sold .................   (11,814,356)  (22,109,469)  (7,303,008)   (8,650,691)
                                                       -----------   -----------   ----------    ----------
      Realized gain (loss) on investments ..........     1,427,949       254,095     (639,597)     (651,164)
   Change in unrealized gain (loss)
      on investments ...............................     6,533,904     4,799,618   39,411,597    24,330,093
                                                       -----------   -----------   ----------    ----------
      Net gain (loss) on investments ...............     7,961,853     5,053,713   38,772,000    23,678,929
                                                       -----------   -----------   ----------    ----------
   Reinvested capital gains ........................       499,696       421,643      121,231            --
                                                       -----------   -----------   ----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     8,480,539     6,627,413   40,162,081    23,833,196
                                                       ===========   ===========   ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       GVITIDModCon   GVITIntGro   GVITIntGro3    GVITJPBal
                                                       ------------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends ............................   $ 2,660,162           --            --      2,462,184
   Mortality and expense risk charges (note 2) .....    (1,583,692)     (13,025)      (34,451)    (1,651,213)
                                                       -----------     --------     ---------    -----------
      Net investment income (loss) .................     1,076,470      (13,025)      (34,451)       810,971
                                                       -----------     --------     ---------    -----------

   Proceeds from mutual fund shares sold ...........     8,104,057      267,081       778,939      9,006,835
   Cost of mutual fund shares sold .................    (8,237,542)    (347,737)     (645,147)   (11,312,555)
                                                       -----------     --------     ---------    -----------
      Realized gain (loss) on investments ..........      (133,485)     (80,656)      133,792     (2,305,720)
   Change in unrealized gain (loss)
      on investments ...............................    13,774,622      406,944       873,110     23,721,662
                                                       -----------     --------     ---------    -----------
      Net gain (loss) on investments ...............    13,641,137      326,288     1,006,902     21,415,942
                                                       -----------     --------     ---------    -----------
   Reinvested capital gains ........................       250,496           --            --             --
                                                       -----------     --------     ---------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $14,968,103      313,263       972,451     22,226,913
                                                       ===========     ========     =========    ===========

                                                       GVITSMdCpGr      GVITMyMkt      GVITNWFund   GVITNWFund2
                                                       -----------   --------------   -----------   -----------
Investment activity:
   Reinvested dividends ............................            --        6,073,201     2,249,395       7,540
   Mortality and expense risk charges (note 2) .....      (994,278)     (11,531,541)   (4,426,135)    (34,041)
                                                       -----------   --------------   -----------    --------
      Net investment income (loss) .................      (994,278)      (5,458,340)   (2,176,740)    (26,501)
                                                       -----------   --------------   -----------    --------

   Proceeds from mutual fund shares sold ...........    83,942,440    2,587,771,745    42,052,257     184,918
   Cost of mutual fund shares sold .................   (90,987,881)  (2,587,771,745)  (93,098,911)   (170,649)
                                                       -----------   --------------   -----------    --------
      Realized gain (loss) on investments ..........    (7,045,441)              --   (51,046,654)     14,269
   Change in unrealized gain (loss)
      on investments ...............................    33,794,357               --   147,784,824     450,162
                                                       -----------   --------------   -----------    --------
      Net gain (loss) on investments ...............    26,748,916               --    96,738,170     464,431
                                                       -----------   --------------   -----------    --------
   Reinvested capital gains ........................            --               --            --          --
                                                       -----------   --------------   -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    25,754,638       (5,458,340)   94,561,430     437,930
                                                       ===========   ==============   ===========    ========

                                                       GVITLead    GVITLead3   GVITNStrVal    GVITSmCapGr
                                                       --------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................   $     7        12,365        4,054              --
   Mortality and expense risk charges (note 2) .....       (39)      (73,109)    (119,209)     (1,079,419)
                                                       -------    ----------   ----------    ------------
      Net investment income (loss) .................       (32)      (60,744)    (115,155)     (1,079,419)
                                                       -------    ----------   ----------    ------------

   Proceeds from mutual fund shares sold ...........     3,089     3,697,372    2,441,731     124,531,776
   Cost of mutual fund shares sold .................    (3,179)   (3,668,616)  (3,028,857)   (123,417,209)
                                                       -------    ----------   ----------    ------------
      Realized gain (loss) on investments ..........       (90)       28,756     (587,126)      1,114,567
   Change in unrealized gain (loss)
      on investments ...............................       845     1,207,972    4,323,916      23,912,585
                                                       -------    ----------   ----------    ------------
      Net gain (loss) on investments ...............       755     1,236,728    3,736,790      25,027,152
                                                       -------    ----------   ----------    ------------
   Reinvested capital gains ........................        --            --           --              --
                                                       -------    ----------   ----------    ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   723     1,175,984    3,621,635      23,947,733
                                                       =======    ==========   ==========    ============

                                                       GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2    GVITSmComp
                                                       ------------   ------------   -------------   ------------
Investment activity:
   Reinvested dividends ............................            --           1,600           --                --
   Mortality and expense risk charges (note 2) .....       (23,187)     (3,928,147)     (31,857)       (3,001,469)
                                                        ----------    ------------     --------      ------------
      Net investment income (loss) .................       (23,187)     (3,926,547)     (31,857)       (3,001,469)
                                                        ----------    ------------     --------      ------------

   Proceeds from mutual fund shares sold ...........     1,735,744     164,957,326      163,572       140,643,742
   Cost of mutual fund shares sold .................    (1,752,179)   (193,392,425)    (141,122)     (150,486,401)
                                                        ----------    ------------     --------      ------------
      Realized gain (loss) on investments ..........       (16,435)    (28,435,099)      22,450        (9,842,659)
   Change in unrealized gain (loss)
      on investments ...............................       405,858     180,413,361      874,628        99,894,575
                                                        ----------    ------------     --------      ------------
      Net gain (loss) on investments ...............       389,423     151,978,262      897,078        90,051,916
                                                        ----------    ------------     --------      ------------
   Reinvested capital gains ........................            --              --           --                --
                                                        ----------    ------------     --------      ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......       366,236     148,051,715      865,221        87,050,447
                                                        ==========    ============     ========      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro
                                                       -----------   -----------   ------------   ---------
Investment activity:
   Reinvested dividends ............................   $       --           --              --          --
   Mortality and expense risk charges (note 2) .....      (53,175)     (19,402)        (33,994)       (217)
                                                       ----------     --------      ----------     -------
      Net investment income (loss) .................      (53,175)     (19,402)        (33,994)       (217)
                                                       ----------     --------      ----------     -------

   Proceeds from mutual fund shares sold ...........       92,725      561,771       1,587,385      11,317
   Cost of mutual fund shares sold .................      (84,067)    (733,293)     (1,328,569)    (10,776)
                                                       ----------     --------      ----------     -------
      Realized gain (loss) on investments ..........        8,658     (171,522)        258,816         541
   Change in unrealized gain (loss)
      on investments ...............................    1,089,488      857,450         764,906       1,870
                                                       ----------     --------      ----------     -------
      Net gain (loss) on investments ...............    1,098,146      685,928       1,023,722       2,411
                                                       ----------     --------      ----------     -------
   Reinvested capital gains ........................           --           --              --       3,768
                                                       ----------     --------      ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $1,044,971      666,526         989,728       5,962
                                                       ==========     ========      ==========     =======

                                                       GVITUSGro3   GVITVKMultiSec    GVITWLead    GVITWLead3
                                                       ----------   --------------   -----------   ----------
Investment activity:
   Reinvested dividends ............................           --      8,952,064              --          --
   Mortality and expense risk charges (note 2) .....     (274,730)    (2,018,375)       (260,018)    (33,867)
                                                       ----------    -----------     -----------    --------
      Net investment income (loss) .................     (274,730)     6,933,689        (260,018)    (33,867)
                                                       ----------    -----------     -----------    --------

   Proceeds from mutual fund shares sold ...........    7,577,573     53,157,072      70,383,574     693,979
   Cost of mutual fund shares sold .................   (7,620,337)   (51,906,327)    (70,879,805)   (556,548)
                                                       ----------    -----------     -----------    --------
      Realized gain (loss) on investments ..........      (42,764)     1,250,745        (496,231)    137,431
   Change in unrealized gain (loss)
      on investments ...............................    4,809,529      8,910,527       7,452,657     785,310
                                                       ----------    -----------     -----------    --------
      Net gain (loss) on investments ...............    4,766,765     10,161,272       6,956,426     922,741
                                                       ----------    -----------     -----------    --------
   Reinvested capital gains ........................    2,777,953             --              --          --
                                                       ----------    -----------     -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    7,269,988     17,094,961       6,696,408     888,874
                                                       ==========    ===========     ===========    ========

                                                       JanBal     JanCapAp     JanGlTechS2    JanGlTech
                                                       ------   ------------   -----------   -----------
Investment activity:
   Reinvested dividends ............................    $--          550,722           --             --
   Mortality and expense risk charges (note 2) .....     (1)      (2,900,091)    (216,287)      (722,039)
                                                        ---     ------------   ----------    -----------
      Net investment income (loss) .................     (1)      (2,349,369)    (216,287)      (722,039)
                                                        ---     ------------   ----------    -----------

   Proceeds from mutual fund shares sold ...........      1      110,406,733    4,042,941     15,315,835
   Cost of mutual fund shares sold .................     (1)    (159,671,119)  (4,478,788)   (20,272,011)
                                                        ---     ------------   ----------    -----------
      Realized gain (loss) on investments ..........     --      (49,264,386)    (435,847)    (4,956,176)
   Change in unrealized gain (loss)
      on investments ...............................     23       90,961,579    7,053,682     27,225,442
                                                        ---     ------------   ----------    -----------
      Net gain (loss) on investments ...............     23       41,697,193    6,617,835     22,269,266
                                                        ---     ------------   ----------    -----------
   Reinvested capital gains ........................     --               --           --             --
                                                        ---     ------------   ----------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $22       39,347,824    6,401,548     21,547,227
                                                        ===     ============   ==========    ===========

                                                       JanIntGroS2    JanIntGro    JanRMgLgCap   MFSMidCapGrS
                                                       -----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................      397,242      1,119,620         825             --
   Mortality and expense risk charges (note 2) .....     (508,286)    (1,436,802)     (2,888)       (52,820)
                                                       ----------    -----------    --------       --------
      Net investment income (loss) .................     (111,044)      (317,182)     (2,063)       (52,820)
                                                       ----------    -----------    --------       --------

   Proceeds from mutual fund shares sold ...........    3,520,765     32,050,723     150,363        174,025
   Cost of mutual fund shares sold .................   (4,015,352)   (39,641,725)   (148,691)      (152,945)
                                                       ----------    -----------    --------       --------
      Realized gain (loss) on investments ..........     (494,587)    (7,591,002)      1,672         21,080
   Change in unrealized gain (loss)
      on investments ...............................   13,652,619     41,091,664      76,003        897,208
                                                       ----------    -----------    --------       --------
      Net gain (loss) on investments ...............   13,158,032     33,500,662      77,675        918,288
                                                       ----------    -----------    --------       --------
   Reinvested capital gains ........................           --             --          --             --
                                                       ----------    -----------    --------       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   13,046,988     33,183,480      75,612        865,468
                                                       ==========    ===========    ========       ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       MFSNewDiscS    MFSValS   NBAMTFasc   NBAMTFocus
                                                       -----------   --------   ---------   ----------
Investment activity:
   Reinvested dividends ............................    $     --        3,753          --          --
   Mortality and expense risk charges (note 2) .....     (24,150)     (43,594)    (19,068)    (10,525)
                                                        --------     --------    --------    --------
      Net investment income (loss) .................     (24,150)     (39,841)    (19,068)    (10,525)
                                                        --------     --------    --------    --------

   Proceeds from mutual fund shares sold ...........      47,762      124,572     547,326     213,704
   Cost of mutual fund shares sold .................     (38,152)    (122,461)   (457,004)   (159,073)
                                                        --------     --------    --------    --------
      Realized gain (loss) on investments ..........       9,610        2,111      90,322      54,631
   Change in unrealized gain (loss)
      on investments ...............................     408,079      633,192     204,154     263,714
                                                        --------     --------    --------    --------
      Net gain (loss) on investments ...............     417,689      635,303     294,476     318,345
                                                        --------     --------    --------    --------
   Reinvested capital gains ........................          --           --         709       5,724
                                                        --------     --------    --------    --------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................    $393,539      595,462     276,117     313,544
                                                        ========     ========    ========    ========

                                                        NBAMTGuard    NBAMTLMat     NBAMTMCGr      NBAMTPart
                                                       -----------   ----------   ------------   ------------
Investment activity:
   Reinvested dividends ............................       867,262      881,804             --             --
   Mortality and expense risk charges (note 2) .....    (1,172,073)    (112,757)    (1,958,055)    (1,101,157)
                                                       -----------   ----------   ------------   ------------
      Net investment income (loss) .................      (304,811)     769,047     (1,958,055)    (1,101,157)
                                                       -----------   ----------   ------------   ------------

   Proceeds from mutual fund shares sold ...........    32,585,029    8,207,477    125,967,881    122,686,125
   Cost of mutual fund shares sold .................   (41,493,036)  (8,320,633)  (142,159,142)  (115,321,134)
                                                       -----------   ----------   ------------   ------------
      Realized gain (loss) on investments ..........    (8,908,007)    (113,156)   (16,191,261)     7,364,991
   Change in unrealized gain (loss)
      on investments ...............................    36,216,891     (438,554)    55,761,998     21,274,751
                                                       -----------   ----------   ------------   ------------
      Net gain (loss) on investments ...............    27,308,884     (551,710)    39,570,737     28,639,742
                                                       -----------   ----------   ------------   ------------
   Reinvested capital gains ........................            --           --             --             --
                                                       -----------   ----------   ------------   ------------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................    27,004,073      217,337     37,612,682     27,538,585
                                                       ===========   ==========   ============   ============

                                                         OppAggGro       OppCapAp     OppCapApS    OppGlSec3
                                                       -------------   ------------   ---------   ----------
Investment activity:
   Reinvested dividends ............................   $          --      1,574,892      14,160           --
   Mortality and expense risk charges (note 2) .....      (2,178,625)    (4,933,138)    (98,119)    (473,209)
                                                       -------------   ------------   ---------   ----------
      Net investment income (loss) .................      (2,178,625)    (3,358,246)    (83,959)    (473,209)
                                                       -------------   ------------   ---------   ----------

   Proceeds from mutual fund shares sold ...........     126,388,266    116,477,458     371,554    4,051,744
   Cost of mutual fund shares sold .................    (153,051,180)  (196,175,716)   (337,848)  (3,974,185)
                                                       -------------   ------------   ---------   ----------
      Realized gain (loss) on investments ..........     (26,662,914)   (79,698,258)     33,706       77,559
   Change in unrealized gain (loss)
      on investments ...............................      67,607,605    189,268,030   1,502,096   18,123,498
                                                       -------------   ------------   ---------   ----------
      Net gain (loss) on investments ...............      40,944,691    109,569,772   1,535,802   18,201,057
                                                       -------------   ------------   ---------   ----------
   Reinvested capital gains ........................              --             --          --           --
                                                       -------------   ------------   ---------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................   $  38,766,066    106,211,526   1,451,843   17,727,848
                                                       =============   ============   =========   ==========

Investment activity:                                     OppGlSec     OppGlSecS     OppMSFund     OppMSFundS
                                                       ------------   ----------   ------------   ----------
   Reinvested dividends ............................      1,817,117       36,856      3,175,056       42,877
   Mortality and expense risk charges (note 2) .....     (2,328,736)    (111,603)    (4,128,787)    (112,801)
                                                       ------------   ----------   ------------    ---------
      Net investment income (loss) .................       (511,619)     (74,747)      (953,731)     (69,924)
                                                       ------------   ----------   ------------    ---------

   Proceeds from mutual fund shares sold ...........    466,651,199    1,888,861     82,597,484      152,488
   Cost of mutual fund shares sold .................   (468,780,690)  (1,689,558)  (115,377,743)    (140,060)
                                                       ------------   ----------   ------------    ---------
      Realized gain (loss) on investments ..........     (2,129,491)     199,303    (32,780,259)      12,428
   Change in unrealized gain (loss)
      on investments ...............................     67,777,262    2,247,010    111,900,491    1,616,439
                                                       ------------   ----------   ------------    ---------
      Net gain (loss) on investments ...............     65,647,771    2,446,313     79,120,232    1,628,867
                                                       ------------   ----------   ------------    ---------
   Reinvested capital gains ........................             --           --             --           --
                                                       ------------   ----------   ------------    ---------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................     65,136,152    2,371,566     78,166,501    1,558,943
                                                       ============   ==========   ============    =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                       OppMSSmCapS   OppStratBdS     StOpp2       VEWrldEMkt
                                                       -----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ............................       $ --         116,598        140,036         80,011
   Mortality and expense risk charges (note 2) .....         (3)        (64,487)    (2,233,650)      (587,858)
                                                           ----        --------    -----------   ------------
      Net investment income (loss) .................         (3)         52,111     (2,093,614)      (507,847)
                                                           ----        --------    -----------   ------------

   Proceeds from mutual fund shares sold ...........          3         372,348     33,819,533    671,068,571
   Cost of mutual fund shares sold .................         (3)       (339,283)   (46,491,811)  (654,678,168)
                                                           ----        --------    -----------   ------------
      Realized gain (loss) on investments ..........         --          33,065    (12,672,278)    16,390,403
   Change in unrealized gain (loss)
      on investments ...............................        130         407,735     69,158,636      7,721,999
                                                           ----        --------    -----------   ------------
      Net gain (loss) on investments ...............        130         440,800     56,486,358     24,112,402
                                                           ----        --------    -----------   ------------
   Reinvested capital gains ........................         --              --             --             --
                                                           ----        --------    -----------   ------------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................       $127         492,911     54,392,744     23,604,555
                                                           ====        ========    ===========   ============

                                                        VEWrldHAs      VKCom2    VKEmGr2   VKCorPlus2
                                                       -----------   ---------   -------   ----------
Investment activity:
   Reinvested dividends ............................        87,893      64,104        --         49
   Mortality and expense risk charges (note 2) .....      (237,247)   (206,129)  (37,738)    (1,183)
                                                       -----------   ---------   -------     ------
      Net investment income (loss) .................      (149,354)   (142,025)  (37,738)    (1,134)
                                                       -----------   ---------   -------     ------

   Proceeds from mutual fund shares sold ...........    49,341,775     365,026    82,870        894
   Cost of mutual fund shares sold .................   (44,732,783)   (306,585)  (74,893)      (898)
                                                       -----------   ---------   -------     ------
      Realized gain (loss) on investments ..........     4,608,992      58,441     7,977         (4)
   Change in unrealized gain (loss)
      on investments ...............................     3,939,885   3,208,623   487,756      1,716
                                                       -----------   ---------   -------     ------
      Net gain (loss) on investments ...............     8,548,877   3,267,064   495,733      1,712
                                                       -----------   ---------   -------     ------
   Reinvested capital gains ........................            --          --        --        619
                                                       -----------   ---------   -------     ------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................     8,399,523   3,125,039   457,995      1,197
                                                       ===========   =========   =======     ======

                                                          VKEmMkt     VKMidCapG    VKUSRealEst    VicDivrStk
                                                       ------------   ----------   ------------   ----------
Investment activity:
   Reinvested dividends ............................   $         --           --             --       61,164
   Mortality and expense risk charges (note 2) .....       (635,488)    (192,801)    (2,303,244)    (223,508)
                                                       ------------   ----------   ------------   ----------
      Net investment income (loss) .................       (635,488)    (192,801)    (2,303,244)    (162,344)
                                                       ------------   ----------   ------------   ----------

   Proceeds from mutual fund shares sold ...........     77,362,033    4,119,363    125,522,190    1,172,824
   Cost of mutual fund shares sold .................    (70,802,104)  (5,549,148)  (127,491,639)  (1,391,987)
                                                       ------------   ----------   ------------   ----------
      Realized gain (loss) on investments ..........      6,559,929   (1,429,785)    (1,969,449)    (219,163)
   Change in unrealized gain (loss)
      on investments ...............................      5,926,638    6,415,127     61,752,307    5,413,740
                                                       ------------   ----------   ------------   ----------
      Net gain (loss) on investments ...............     12,486,567    4,985,342     59,782,858    5,194,577
                                                       ------------   ----------   ------------   ----------
   Reinvested capital gains ........................             --           --             --           --
                                                       ------------   ----------   ------------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................   $ 11,851,079    4,792,541     57,479,614    5,032,233
                                                       ============   ==========   ============   ==========

                                                       VicInvQBd   VicSmCoOpp   WRAsStrat      WRBal
                                                       ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ............................      39,346         951     1,297,613      573,227
   Mortality and expense risk charges (note 2) .....     (11,335)    (21,346)   (1,321,412)    (919,182)
                                                        --------    --------    ----------   ----------
      Net investment income (loss) .................      28,011     (20,395)      (23,799)    (345,955)
                                                        --------    --------    ----------   ----------

   Proceeds from mutual fund shares sold ...........     190,780     131,590     1,334,833    1,018,382
   Cost of mutual fund shares sold .................    (181,399)   (116,294)   (1,319,380)  (1,131,963)
                                                        --------    --------    ----------   ----------
      Realized gain (loss) on investments ..........       9,381      15,296        15,453     (113,581)
   Change in unrealized gain (loss)
      on investments ...............................     (54,157)    749,202     9,773,596   12,178,254
                                                        --------    --------    ----------   ----------
      Net gain (loss) on investments ...............     (44,776)    764,498     9,789,049   12,064,673
                                                        --------    --------    ----------   ----------
   Reinvested capital gains ........................      24,661          --       523,095           --
                                                        --------    --------    ----------   ----------
         Net increase (decrease) in contract
            owners'equity resulting from
            operations .............................       7,896     744,103    10,288,345   11,718,718
                                                        ========    ========    ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                        WRBnd        WRCoreEq     WRGrowth      WRHiInc
                                                    ------------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................   $  4,842,092     1,681,259        3,006    4,990,274
   Mortality and expense risk charges (note 2)...     (1,425,291)   (2,791,391)  (3,135,114)    (775,680)
                                                    ------------   -----------   ----------   ----------
      Net investment income (loss) ..............      3,416,801    (1,110,132)  (3,132,108)   4,214,594
                                                    ------------   -----------   ----------   ----------

   Proceeds from mutual fund shares sold ........     17,069,782    13,654,888    1,421,520    8,191,131
   Cost of mutual fund shares sold ..............    (15,899,895)  (16,170,631)  (1,721,904)  (9,096,496)
                                                    ------------   -----------   ----------   ----------
      Realized gain (loss) on investments .......      1,169,887    (2,515,743)    (300,384)    (905,365)
   Change in unrealized gain (loss)
      on investments ............................     (1,651,626)   35,842,592   50,129,544    6,434,879
                                                    ------------   -----------   ----------   ----------
      Net gain (loss) on investments ............       (481,739)   33,326,849   49,829,160    5,529,514
                                                    ------------   -----------   ----------   ----------
   Reinvested capital gains .....................             --            --           --           --
                                                    ------------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  2,935,062    32,216,717   46,697,052    9,744,108
                                                    ============   ===========   ==========   ==========

                                                      WRIntl      WRLTBond       WRMMkt      WRSciTech
                                                    ----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends .........................      771,766    1,196,424       186,087           --
   Mortality and expense risk charges (note 2)...     (546,914)    (509,245)     (493,492)    (911,347)
                                                    ----------   ----------   -----------   ----------
      Net investment income (loss) ..............      224,852      687,179      (307,405)    (911,347)
                                                    ----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold ........    3,453,658    4,398,122    32,901,907    1,087,247
   Cost of mutual fund shares sold ..............   (5,420,423)  (4,270,595)  (32,901,907)  (1,295,115)
                                                    ----------   ----------   -----------   ----------
      Realized gain (loss) on investments .......   (1,966,765)     127,527            --     (207,868)
   Change in unrealized gain (loss)
      on investments ............................   11,218,434     (226,663)           --   19,318,811
                                                    ----------   ----------   -----------   ----------
      Net gain (loss) on investments ............    9,251,669      (99,136)           --   19,110,943
                                                    ----------   ----------   -----------   ----------
   Reinvested capital gains .....................           --           --            --           --
                                                    ----------   ----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    9,476,521      588,043      (307,405)  18,199,596
                                                    ==========   ==========   ===========   ==========

                                                       WRSmCap       WRValue
                                                    ------------   ----------
Investment activity:
   Reinvested dividends .........................   $         --      538,653
   Mortality and expense risk charges (note 2)...     (1,375,892)    (977,105)
                                                    ------------   ----------
      Net investment income (loss) ..............     (1,375,892)    (438,452)
                                                    ------------   ----------

   Proceeds from mutual fund shares sold ........     15,421,411    2,432,970
   Cost of mutual fund shares sold ..............    (17,222,203)  (2,800,337)
                                                    ------------   ----------
      Realized gain (loss) on investments .......     (1,800,792)    (367,367)
   Change in unrealized gain (loss)
      on investments ............................     31,884,942   17,627,420
                                                    ------------   ----------
      Net gain (loss) on investments ............     30,084,150   17,260,053
                                                    ------------   ----------
   Reinvested capital gains                                   --           --
                                                    ------------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 28,708,258   16,821,601
                                                    ============   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                                  Total                      AIMBal
                                                    --------------------------------   -----------------
                                                          2003             2002          2003      2002
                                                    ---------------   --------------   -------   -------
Investment activity:
   Net investment income (loss) .................   $    14,550,543       34,236,709     6,055     6,892
   Realized gain (loss) on investments ..........      (656,766,863)  (1,165,783,979)   (4,305)   (1,533)
   Change in unrealized gain (loss)
      on investments ............................     3,314,477,857   (1,252,375,182)   90,536   (47,884)
   Reinvested capital gains .....................         9,284,332       63,306,597        --        --
                                                    ---------------   --------------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     2,681,545,869   (2,320,615,855)   92,286   (42,525)
                                                    ---------------   --------------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..................     1,837,057,967    3,247,590,435   310,141   426,637
   Transfers between funds ......................                --               --       494       (68)
   Redemptions (note 3) .........................    (1,389,508,484)  (1,979,290,511)  (29,247)  (14,153)
   Annuity benefits .............................        (3,008,693)      (1,983,118)       --        --
   Annual contract maintenance charges
      (note 2) ..................................          (347,576)        (345,695)       --        --
   Contingent deferred sales charges
      (note 2) ..................................       (23,634,457)     (25,987,412)      (30)       --
   Adjustments to maintain reserves .............        (1,809,052)        (591,110)      (55)      (50)
                                                    ---------------   --------------   -------   -------
         Net equity transactions ................       418,749,705    1,239,392,589   281,303   412,366
                                                    ---------------   --------------   -------   -------

Net change in contract owners' equity ...........     3,100,295,574   (1,081,223,266)  373,589   369,841
Contract owners' equity beginning
   of period ....................................    11,867,051,526   12,948,274,792   369,841        --
                                                    ---------------   --------------   -------   -------
Contract owners' equity end of period ...........   $14,967,347,100   11,867,051,526   743,430   369,841
                                                    ===============   ==============   =======   =======

CHANGES IN UNITS:
   Beginning units ..............................     1,263,729,276    1,169,724,887    45,020        --
                                                    ---------------   --------------   -------   -------
   Units purchased ..............................     1,138,663,843      344,046,045    37,379    46,472
   Units redeemed ...............................    (1,095,558,412)    (250,041,656)   (3,459)   (1,452)
                                                    ---------------   --------------   -------   -------
   Ending units .................................     1,306,834,707    1,263,729,276    78,940    45,020
                                                    ===============   ==============   =======   =======

                                                          AIMBValue2            AIMBlueCh
                                                    ---------------------   -----------------
                                                       2003        2002       2003      2002
                                                    ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) .................     (95,412)     (7,418)   (3,849)     (910)
   Realized gain (loss) on investments ..........      77,955      (4,224)     (997)   (2,139)
   Change in unrealized gain (loss)
      on investments ............................   1,652,838     (18,608)   71,907   (16,194)
   Reinvested capital gains .....................          --          --        --        --
                                                    ---------   ---------   -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   1,635,381     (30,250)   67,061   (19,243)
                                                    ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..................   3,672,413   2,357,205   148,160   177,745
   Transfers between funds ......................    (111,147)    (58,743)   (2,034)       --
   Redemptions (note 3) .........................    (116,611)     (7,993)   (5,809)   (4,535)
   Annuity benefits .............................          --          --        --        --
   Annual contract maintenance charges
      (note 2) ..................................          --          --        --        --
   Contingent deferred sales charges
      (note 2) ..................................      (1,912)         --      (103)     (207)
   Adjustments to maintain reserves .............        (194)        (17)      (53)       (8)
                                                    ---------   ---------   -------   -------
         Net equity transactions ................   3,442,549   2,290,452   140,161   172,995
                                                    ---------   ---------   -------   -------

Net change in contract owners' equity ...........   5,077,930   2,260,202   207,222   153,752
Contract owners' equity beginning
   of period ....................................   2,260,202          --   153,752        --
                                                    ---------   ---------   -------   -------
Contract owners' equity end of period ...........   7,338,132   2,260,202   360,974   153,752
                                                    =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ..............................     298,956          --    21,069        --
                                                    ---------   ---------   -------   -------
   Units purchased ..............................     540,423     307,186    20,143    21,593
   Units redeemed ...............................     (97,877)     (8,230)   (1,032)     (524)
                                                    ---------   ---------   -------   -------
   Ending units .................................     741,502     298,956    40,180    21,069
                                                    =========   =========   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 AIMCapAp            AIMCapAp2            AIMCoreEq          AIMPreEq
                                            -----------------   -------------------   ----------------   -----------------
                                              2003      2002       2003       2002      2003     2002      2003      2002
                                            --------   ------   ---------   -------   -------   ------   -------   -------
Investment activity:
   Net investment income (loss) .........   $   (787)     (67)    (23,587)   (1,648)     (133)      39    (3,900)   (1,030)
   Realized gain (loss) on investments ..        (73)    (737)     12,139      (121)     (120)     (24)   (6,340)   (4,137)
   Change in unrealized gain (loss)
      on investments ....................     18,849     (934)    348,804   (13,728)   23,498   (3,012)   90,266   (41,950)
   Reinvested capital gains .............         --       --          --        --        --       --        --        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     17,989   (1,738)    337,356   (15,497)   23,245   (2,997)   80,026   (47,117)
                                            --------   ------   ---------   -------   -------   ------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     64,709   34,294     969,430   514,843    69,404   63,735    55,146   379,837
   Transfers between funds ..............          8       --     (32,468)   (3,381)       --       --       576       173
   Redemptions (note 3) .................     (1,047)  (2,330)    (29,714)      (19)   (6,308)      --   (28,896)  (11,503)
   Annuity benefits .....................         --       --          --        --        --       --        --        --
   Annual contract maintenance charges
      (note 2) ..........................         --       --          --        --        --       --        --        --
   Contingent deferred sales charges
      (note 2) ..........................         (8)      --        (669)       --        --       --    (1,670)     (326)
   Adjustments to maintain reserves .....        (14)     (11)       (103)      (25)     (380)     347       (22)      (51)
                                            --------   ------   ---------   -------   -------   ------   -------   -------
         Net equity transactions ........     63,648   31,953     906,476   511,418    62,716   64,082    25,134   368,130
                                            --------   ------   ---------   -------   -------   ------   -------   -------

Net change in contract owners' equity ...     81,637   30,215   1,243,832   495,921    85,961   61,085   105,160   321,013
Contract owners' equity beginning
   of period ............................     30,215       --     495,921        --    61,085       --   321,013        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
Contract owners' equity end of period ...   $111,852   30,215   1,739,753   495,921   147,046   61,085   426,173   321,013
                                            ========   ======   =========   =======   =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ......................      3,915       --      62,716        --     7,344       --    46,242        --
                                            --------   ------   ---------   -------   -------   ------   -------   -------
   Units purchased ......................      7,641    4,164     124,117    63,127     7,810    7,344     7,696    47,601
   Units redeemed .......................       (124)    (249)    (13,414)     (411)     (650)      --    (4,173)   (1,359)
                                            --------   ------   ---------   -------   -------   ------   -------   -------
   Ending units .........................     11,432    3,915     173,419    62,716    14,504    7,344    49,765    46,242
                                            ========   ======   =========   =======   =======   ======   =======   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  AIMPreEq2             AlGrIncB
                                            --------------------   -------------------
                                               2003        2002       2003       2002
                                            ----------   -------   ---------   -------
Investment activity:
   Net investment income (loss) .........   $  (18,730)       51     (22,604)   (2,355)
   Realized gain (loss) on investments ..       (7,103)      (18)      5,984       (32)
   Change in unrealized gain (loss)
      on investments ....................      295,660   (19,953)    646,304   (11,102)
   Reinvested capital gains .............           --        --          --        --
                                            ----------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      269,827   (19,920)    629,684   (13,489)
                                            ----------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      943,215   598,299   2,023,384   663,044
   Transfers between funds ..............       44,607        22     552,167      (104)
   Redemptions (note 3) .................      (33,446)   (1,475)    (58,372)   (1,504)
   Annuity benefits .....................           --        --          --        --
   Annual contract maintenance charges
      (note 2) ..........................           --        --          --        --
   Contingent deferred sales charges
      (note 2) ..........................         (583)       --      (1,127)       --
   Adjustments to maintain reserves .....          (92)      (16)        (80)      (18)
                                            ----------   -------   ---------   -------
         Net equity transactions ........      953,701   596,830   2,515,972   661,418
                                            ----------   -------   ---------   -------

Net change in contract owners' equity ...    1,223,528   576,910   3,145,656   647,929
Contract owners' equity beginning
   of period ............................      576,910        --     647,929        --
                                            ----------   -------   ---------   -------
Contract owners' equity end of period ...   $1,800,438   576,910   3,793,585   647,929
                                            ==========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ......................       75,225        --      82,504        --
                                            ----------   -------   ---------   -------
   Units purchased ......................      143,829    75,410     305,246    82,704
   Units redeemed .......................      (27,617)     (185)    (15,925)     (200)
                                            ----------   -------   ---------   -------
   Ending units .........................      191,437    75,225     371,825    82,504
                                            ==========   =======   =========   =======

                                                   AlPremGrB             AISmCapValB
                                            ---------------------   ---------------------
                                               2003        2002        2003        2002
                                            ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .........     (51,785)     (4,060)    (48,915)     (4,227)
   Realized gain (loss) on investments ..       9,722      (1,140)     19,198         131
   Change in unrealized gain (loss)
      on investments ....................     620,884     (46,333)  1,396,054      31,302
   Reinvested capital gains .............          --          --      50,306          --
                                            ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     578,821     (51,533)  1,416,643      27,206
                                            ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   2,475,918   1,050,974   2,727,302   1,218,497
   Transfers between funds ..............      42,355     (10,475)    346,786      16,445
   Redemptions (note 3) .................    (155,233)     (5,869)    (74,761)       (898)
   Annuity benefits .....................          --          --          --          --
   Annual contract maintenance charges
      (note 2) ..........................          --          --          --          --
   Contingent deferred sales charges
      (note 2) ..........................      (1,571)         --      (1,312)         --
   Adjustments to maintain reserves .....        (158)        (19)      5,668         (24)
                                            ---------   ---------   ---------   ---------
         Net equity transactions ........   2,361,311   1,034,611   3,003,683   1,234,020
                                            ---------   ---------   ---------   ---------

Net change in contract owners' equity ...   2,940,132     983,078   4,420,326   1,261,226
Contract owners' equity beginning
   of period ............................     983,078          --   1,261,226          --
                                            ---------   ---------   ---------   ---------
Contract owners' equity end of period ...   3,923,210     983,078   5,681,552   1,261,226
                                            =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     126,001          --     153,160          --
                                            ---------   ---------   ---------   ---------
   Units purchased ......................     349,583     127,930     374,942     153,271
   Units redeemed .......................     (60,748)     (1,929)    (29,330)       (111)
                                            ---------   ---------   ---------   ---------
   Ending units .........................     414,836     126,001     498,772     153,160
                                            =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     ACVPIncGr                 ACVPIncGr2
                                            --------------------------   ---------------------
                                                2003           2002         2003        2002
                                            ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) .........   $    182,941      (122,124)    (33,757)     (4,698)
   Realized gain (loss) on investments ..    (19,137,178)  (18,216,447)     48,829      14,994
   Change in unrealized gain (loss)
      on investments ....................     71,652,458   (33,864,481)    866,853     (25,818)
   Reinvested capital gains .............             --            --          --          --
                                            ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     52,698,221   (52,203,052)    881,925     (15,522)
                                            ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     17,160,432    36,320,285   2,671,859   1,305,416
   Transfers between funds ..............     13,139,872   (17,502,668)   (163,357)     (3,980)
   Redemptions (note 3) .................    (19,052,451)  (21,248,521)   (105,804)     (1,112)
   Annuity benefits .....................        (46,013)      (78,659)         --          --
   Annual contract maintenance charges
      (note 2) ..........................         (9,042)       (9,875)         --          --
   Contingent deferred sales charges
      (note 2) ..........................       (402,460)     (371,734)         --          --
   Adjustments to maintain reserves .....        (87,873)      (44,129)       (166)        (24)
                                            ------------   -----------   ---------   ---------
         Net equity transactions ........     10,702,465    (2,935,301)  2,402,532   1,300,300
                                            ------------   -----------   ---------   ---------

Net change in contract owners' equity ...     63,400,686   (55,138,353)  3,284,457   1,284,778
Contract owners' equity beginning
   of period ............................    188,958,653   244,097,006   1,284,778          --
                                            ------------   -----------   ---------   ---------
Contract owners' equity end of period ...   $252,359,339   188,958,653   4,569,235   1,284,778
                                            ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ......................     20,008,742    20,431,056     157,252          --
                                            ------------   -----------   ---------   ---------
   Units purchased ......................      9,121,766     6,309,819     330,393     157,863
   Units redeemed .......................     (8,137,065)   (6,732,133)    (47,017)       (611)
                                            ------------   -----------   ---------   ---------
   Ending units .........................     20,993,443    20,008,742     440,628     157,252
                                            ============   ===========   =========   =========

                                               ACVPInflaPro              ACVPInt
                                            -----------------   -------------------------
                                               2003      2002       2003          2002
                                            ----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .........       34,514     --      (376,002)     (425,314)
   Realized gain (loss) on investments ..       36,660     --    (5,003,659)   (1,871,169)
   Change in unrealized gain (loss)
      on investments ....................      115,457     --    27,655,755   (30,230,542)
   Reinvested capital gains .............        3,707     --            --            --
                                            ----------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      190,338     --    22,276,094   (32,527,025)
                                            ----------    ---   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    2,862,071     --       506,296     9,853,818
   Transfers between funds ..............   14,960,468     --   (15,656,984)  (23,319,233)
   Redemptions (note 3) .................     (582,252)    --    (7,723,124)  (51,575,813)
   Annuity benefits .....................       (1,230)    --       (37,245)      (29,683)
   Annual contract maintenance charges
      (note 2) ..........................           --     --        (3,730)       (4,548)
   Contingent deferred sales charges
      (note 2) ..........................       (3,862)    --      (169,170)     (265,452)
   Adjustments to maintain reserves .....         (308)    --      (144,319)     (166,977)
                                            ----------    ---   -----------   -----------
         Net equity transactions ........   17,234,887     --   (23,228,276)  (65,507,888)
                                            ----------    ---   -----------   -----------

Net change in contract owners' equity ...   17,425,225     --      (952,182)  (98,034,913)
Contract owners' equity beginning
   of period ............................           --     --   117,523,192   215,558,105
                                            ----------    ---   -----------   -----------
Contract owners' equity end of period ...   17,425,225     --   116,571,010   117,523,192
                                            ==========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................           --     --    13,652,082    19,760,892
                                            ----------    ---   -----------   -----------
   Units purchased ......................    3,607,202     --        51,302       925,491
   Units redeemed .......................   (1,921,665)    --    (2,720,741)   (7,034,301)
                                            ----------    ---   -----------   -----------
   Ending units .........................    1,685,537     --    10,982,643    13,652,082
                                            ==========    ===   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    ACVPInt3                  ACVPUltra
                                            ------------------------   -----------------------
                                                2003         2002         2003         2002
                                            -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........   $  (232,973)    (186,417)    (114,859)     (27,469)
   Realized gain (loss) on investments ..      (890,040)    (520,994)     300,776     (765,494)
   Change in unrealized gain (loss)
      on investments ....................    11,522,819   (3,738,920)   1,788,190     (167,486)
   Reinvested capital gains .............            --           --           --           --
                                            -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    10,399,806   (4,446,331)   1,974,107     (960,449)
                                            -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     8,966,612   12,011,037    3,874,722    2,059,687
   Transfers between funds ..............     5,653,968   28,723,519    7,326,262    3,654,235
   Redemptions (note 3) .................    (3,204,105)  (1,486,269)    (691,775)  (1,331,183)
   Annuity benefits .....................            --           --       (3,037)          --
   Annual contract maintenance charges
      (note 2) ..........................          (610)        (132)         (97)          (1)
   Contingent deferred sales charges
      (note 2) ..........................       (57,975)     (26,142)      (7,990)      (8,863)
   Adjustments to maintain reserves .....       131,888      147,751         (399)      (1,248)
                                            -----------   ----------   ----------   ----------
         Net equity transactions ........    11,489,778   39,369,764   10,497,686    4,372,627
                                            -----------   ----------   ----------   ----------

Net change in contract owners' equity ...    21,889,584   34,923,433   12,471,793    3,412,178
Contract owners' equity beginning
   of period ............................    34,923,433           --    3,412,178           --
                                            -----------   ----------   ----------   ----------
Contract owners' equity end of period ...   $56,813,017   34,923,433   15,883,971    3,412,178
                                            ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................     4,339,185           --      427,070           --
                                            -----------   ----------   ----------   ----------
   Units purchased ......................     2,929,664    4,491,934    2,230,184      507,766
   Units redeemed .......................    (1,530,172)    (152,749)  (1,057,774)     (80,696)
                                            -----------   ----------   ----------   ----------
   Ending units .........................     5,738,677    4,339,185    1,599,480      427,070
                                            ===========   ==========   ==========   ==========

                                                 ACVPUltra2                ACVPVal
                                            -------------------   -------------------------
                                               2003       2002        2003          2002
                                            ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) .........     (36,419)   (2,029)     (803,590)   (1,393,909)
   Realized gain (loss) on investments ..       1,150    (5,561)  (11,453,737)   (3,706,212)
   Change in unrealized gain (loss)
      on investments ....................     492,031   (20,580)  112,313,929   (73,922,904)
   Reinvested capital gains .............          --        --            --    19,513,169
                                            ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     456,762   (28,170)  100,056,602   (59,509,856)
                                            ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   1,795,243   715,410    40,212,473   121,675,126
   Transfers between funds ..............     213,922   (19,623)    8,682,417    31,290,063
   Redemptions (note 3) .................     (37,519)   (1,715)  (30,265,743)  (37,009,582)
   Annuity benefits .....................          --        --       (55,597)      (34,970)
   Annual contract maintenance charges
      (note 2) ..........................          --        --        (6,990)       (4,820)
   Contingent deferred sales charges
      (note 2) ..........................        (666)       --      (563,147)     (576,090)
   Adjustments to maintain reserves .....        (106)       (9)       71,889         5,235
                                            ---------   -------   -----------   -----------
         Net equity transactions ........   1,970,874   694,063    18,075,302   115,344,962
                                            ---------   -------   -----------   -----------

Net change in contract owners' equity ...   2,427,636   665,893   118,131,904    55,835,106
Contract owners' equity beginning
   of period ............................     665,893        --   371,257,841   315,422,735
                                            ---------   -------   -----------   -----------
Contract owners' equity end of period ...   3,093,529   665,893   489,389,745   371,257,841
                                            =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................      84,098        --    30,662,966    22,460,603
                                            ---------   -------   -----------   -----------
   Units purchased ......................     247,659    86,534    18,604,333     9,800,291
   Units redeemed .......................     (13,401)   (2,436)  (17,603,996)   (1,597,928)
                                            ---------   -------   -----------   -----------
   Ending units .........................     318,356    84,098    31,663,303    30,662,966
                                            =========   =======   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  ACVPVal2              BBTCapAp              BBTCapMAG             BBTGrInc
                                           ---------------------  --------------------  --------------------  --------------------
                                              2003        2002       2003       2002       2003       2002       2003       2002
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Investment activity:
   Net investment income (loss) .........  $  (64,652)    (9,241)   (20,151)    (4,330)   (13,138)    (6,702)    15,144      6,567
   Realized gain (loss) on investments...      18,037     (1,557)    (1,079)    (1,430)   (23,664)    (6,807)   (13,786)    (3,948)
   Change in unrealized gain (loss)
      on investments ....................   1,603,879     10,938    501,715   (104,483)   329,842   (158,483)   546,992   (146,535)
   Reinvested capital gains .............          --         --         --         --         --     13,663         --         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   1,557,264        140    480,485   (110,243)   293,040   (158,329)   548,350   (143,916)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........   3,783,259  2,344,124    634,073  1,180,095    333,536  1,306,713  1,338,537  1,563,868
   Transfers between funds ..............     436,614     42,124     (2,862)      (438)       649         --      5,120      3,602
   Redemptions (note 3) .................    (177,312)   (11,704)  (104,759)   (20,355)  (170,905)   (29,284)  (109,417)   (25,354)
   Annuity benefits .....................          --         --         --         --         --         --         --         --
   Annual contract maintenance charges
      (note 2) ..........................          --         --         --         --         --         --         --         --
   Contingent deferred sales charges
      (note 2) ..........................      (3,460)      (208)    (3,092)      (172)    (7,882)      (560)    (2,902)      (437)
   Adjustments to maintain reserves .....        (235)       (46)      (228)       (76)       (95)       (54)      (308)      (112)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
         Net equity transactions ........   4,038,866  2,374,290    523,132  1,159,054    155,303  1,276,815  1,231,030  1,541,567
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net change in contract owners' equity ...   5,596,130  2,374,430  1,003,617  1,048,811    448,343  1,118,486  1,779,380  1,397,651
Contract owners' equity beginning
   of period ............................   2,374,430         --  1,048,811         --  1,118,486         --  1,397,651         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Contract owners' equity end of period ...  $7,970,560  2,374,430  2,052,428  1,048,811  1,566,829  1,118,486  3,177,031  1,397,651
                                           ==========  =========  =========  =========  =========  =========  =========  =========
CHANGES IN UNITS:
   Beginning units ......................     276,263         --    126,777         --    141,508         --    173,232         --
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
   Units purchased ......................     519,970    277,611     69,447    128,972     42,290    144,610    165,012    175,989
   Units redeemed .......................     (63,528)    (1,348)   (12,269)    (2,195)   (23,705)    (3,102)   (15,561)    (2,757)
                                           ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
   Ending units .........................     732,705    276,263    183,955    126,777    160,093    141,508    322,683    173,232
                                           ==========  =========  =========  =========  =========  =========  =========  =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  BBTLgCoGr                CSGPVen
                                            --------------------   ----------------------
                                               2003        2002       2003        2002
                                            ----------   -------   ---------   ----------
Investment activity:
   Net investment income (loss) .........   $  (18,240)   (3,812)    (36,003)     (59,921)
   Realized gain (loss) on investments...      (13,956)   (2,494)   (329,887)    (654,877)
   Change in unrealized gain (loss)
      on investments ....................      349,913   (87,632)  1,734,142   (1,839,506)
   Reinvested capital gains .............           --        --          --           --
                                            ----------   -------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      317,717   (93,938)  1,368,252   (2,554,304)
                                            ----------   -------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      627,121   855,450      (4,326)      54,980
   Transfers between funds ..............          (22)       --    (433,771)  (1,939,144)
   Redemptions (note 3) .................      (35,776)  (10,754)   (398,971)    (500,965)
   Annuity benefits .....................           --        --          --           --
   Annual contract maintenance charges
      (note 2) ..........................           --        --         (71)         (85)
   Contingent deferred sales charges
      (note 2) ..........................         (720)     (103)    (11,302)      (8,761)
   Adjustments to maintain reserves .....         (262)     (148)     (4,034)         786
                                            ----------   -------   ---------   ----------
         Net equity transactions ........      590,341   844,445    (852,475)  (2,393,189)
                                            ----------   -------   ---------   ----------
Net change in contract owners' equity ...      908,058   750,507     515,777   (4,947,493)
Contract owners' equity beginning
   of period ............................      750,507        --   3,626,422    8,573,915
                                            ----------   -------   ---------   ----------
Contract owners' equity end of period ...   $1,658,565   750,507   4,142,199    3,626,422
                                            ==========   =======   =========   ==========
CHANGES IN UNITS:
   Beginning units ......................      106,392        --     572,102      881,184
                                            ----------   -------   ---------   ----------
   Units purchased ......................       87,522   107,713         544        7,125
   Units redeemed .......................       (7,532)   (1,321)   (124,994)    (316,207)
                                            ----------   -------   ---------   ----------
   Ending units .........................      186,382   106,392     447,652      572,102
                                            ==========   =======   =========   ==========

                                                    CSIntFoc                  CSLCapV
                                            -----------------------   -----------------------
                                               2003         2002         2003         2002
                                            ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .........      (43,997)    (130,246)     (38,451)     (21,834)
   Realized gain (loss) on investments...     (414,687)     405,561     (440,817)    (213,404)
   Change in unrealized gain (loss)
      on investments ....................    2,783,606   (2,715,624)   3,421,741   (4,689,583)
   Reinvested capital gains .............           --           --           --           --
                                            ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    2,324,922   (2,440,309)   2,942,473   (4,924,821)
                                            ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        7,577       95,306      240,886      285,138
   Transfers between funds ..............     (978,695)  (3,238,592)    (311,936)  (1,000,986)
   Redemptions (note 3) .................     (669,844)  (1,170,686)  (1,733,593)  (2,234,926)
   Annuity benefits .....................       (1,981)      (1,743)          --           --
   Annual contract maintenance charges
      (note 2) ..........................          (85)         (91)        (263)        (265)
   Contingent deferred sales charges
      (note 2) ..........................      (13,099)     (20,942)     (28,234)     (37,559)
   Adjustments to maintain reserves .....       (6,185)      (2,431)      (1,338)         949
                                            ----------   ----------   ----------   ----------
         Net equity transactions ........   (1,662,312)  (4,339,179)  (1,834,478)  (2,987,649)
                                            ----------   ----------   ----------   ----------
Net change in contract owners' equity ...      662,610   (6,779,488)   1,107,995   (7,912,470)
Contract owners' equity beginning
   of period ............................    8,755,098   15,534,586   13,953,162   21,865,632
                                            ----------   ----------   ----------   ----------
Contract owners' equity end of period ...    9,417,708    8,755,098   15,061,157   13,953,162
                                            ==========   ==========   ==========   ==========
CHANGES IN UNITS:
   Beginning units ......................    1,294,997    1,823,262    1,401,028    1,671,364
                                            ----------   ----------   ----------   ----------
   Units purchased ......................          802       11,671      192,486       26,123
   Units redeemed .......................     (239,209)    (539,936)    (372,348)    (296,459)
                                            ----------   ----------   ----------   ----------
   Ending units .........................    1,056,590    1,294,997    1,221,166    1,401,028
                                            ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  DryELeadS           DrySmCapIxS           DrySRGroS              DrySRGro
                                           -------------------  ----------------------  ----------------  ------------------------
                                              2003       2002      2003        2002       2003     2002       2003         2002
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
Investment activity:
   Net investment income (loss) .........  $  (16,332)  (1,346)   (158,389)    (37,669)  (4,243)    (494)  (1,315,993)  (1,563,448)
   Realized gain (loss) on investments...      11,273      269   2,315,489    (145,530)     (56)     (89) (31,002,625) (31,632,731)
   Change in unrealized gain (loss)
      on investments ....................     357,676    3,408   3,461,617      41,590   54,429   (6,227)  60,627,660  (28,139,109)
   Reinvested capital gains .............          --       --     204,927          --       --       --           --           --
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     352,617    2,331   5,823,644    (141,609)  50,130   (6,810)  28,309,042  (61,335,288)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     624,875  292,410   7,819,888  10,486,151  195,941  110,745    6,653,308   13,839,102
   Transfers between funds ..............     111,095    3,061  20,799,972     650,222   (1,971)      --   (8,645,842) (27,309,383)
   Redemptions (note 3) .................     (35,253)    (312) (2,425,236) (1,642,696)  (7,695)  (6,416) (10,793,344) (17,481,166)
   Annuity benefits .....................          --       --     (12,832)       (191)      --       --      (37,084)     (20,204)
   Annual contract maintenance charges
      (note 2) ..........................          --       --        (241)         (2)      --       --      (24,135)     (28,748)
   Contingent deferred sales charges
      (note 2) ..........................        (178)      --     (30,060)    (10,367)    (561)    (305)    (256,875)    (355,416)
   Adjustments to maintain reserves .....         (83)     (13)      7,764      (7,251)     (25)      (2)    (186,634)     100,739
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
         Net equity transactions ........     700,456  295,146  26,159,255   9,475,866  185,689  104,022  (13,290,606) (31,255,076)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------

Net change in contract owners' equity ...   1,053,073  297,477  31,982,899   9,334,257  235,819   97,212   15,018,436  (92,590,364)
Contract owners' equity beginning
   of period ............................     297,477       --   9,334,257          --   97,212       --  124,732,029  217,322,393
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
Contract owners' equity end of period ...  $1,350,550  297,477  41,317,156   9,334,257  333,031   97,212  139,750,465  124,732,029
                                           ==========  =======  ==========  ==========  =======  =======  ===========  ===========

CHANGES IN UNITS:
   Beginning units ......................      38,847       --   1,223,668          --   12,952       --   15,948,771   19,487,708
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
   Units purchased ......................      97,998   38,888   7,791,273   1,380,965   25,658   13,661    3,706,169    1,582,340
   Units redeemed .......................     (14,719)     (41) (5,069,771)   (157,297)  (2,602)    (709)  (5,298,063)  (5,121,277)
                                           ----------  -------  ----------  ----------  -------  -------  -----------  -----------
   Ending units .........................     122,126   38,847   3,945,170   1,223,668   36,008   12,952   14,356,877   15,948,771
                                           ==========  =======  ==========  ==========  =======  =======  ===========  ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       DryStkIx                    DryVIFApp
                                           -----------------------------  ------------------------
                                                 2003           2002          2003        2002
                                           --------------  -------------  -----------  -----------
Investment activity:
   Net investment income (loss) .........  $    3,209,920      2,153,528      414,015      (62,503)
   Realized gain (loss) on investments...     (72,317,275)   (67,584,771)  (7,950,497) (10,859,382)
   Change in unrealized gain (loss)
      on investments ....................     289,514,476   (215,953,952)  36,817,443  (22,402,153)
   Reinvested capital gains .............              --             --           --           --
                                           --------------  -------------  -----------  -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     220,407,121   (281,385,195)  29,280,961  (33,324,038)
                                           --------------  -------------  -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      67,281,477    154,818,089   13,109,647   28,437,997
   Transfers between funds ..............     (19,221,419)   (74,493,773)  (2,726,456)  (7,280,512)
   Redemptions (note 3) .................     (73,287,661)  (115,073,948) (12,103,228) (18,224,482)
   Annuity benefits......................        (119,771)      (141,061)     (81,652)     (42,149)
   Annual contract maintenance charges
      (note 2)...........................         (53,233)       (58,478)      (8,313)      (9,258)
   Contingent deferred sales charges
      (note 2) ..........................      (1,484,455)    (1,900,950)    (224,127)    (318,292)
   Adjustments to maintain reserves .....        (131,763)      (398,576)      18,711      (40,843)
                                           --------------  -------------  -----------  -----------
         Net equity transactions.........     (27,016,825)   (37,248,697)  (2,015,418)   2,522,461
                                           --------------  -------------  -----------  -----------

Net change in contract owners' equity....     193,390,296   (318,633,892)  27,265,543  (30,801,577)
Contract owners' equity beginning
   of period ............................     865,868,613  1,184,502,505  147,869,385  178,670,962
                                           --------------  -------------  -----------  -----------
Contract owners' equity end of
   period ...............................  $1,059,258,909    865,868,613  175,134,928  147,869,385
                                           ==============  =============  ===========  ===========
CHANGES IN UNITS:
   Beginning units ......................      95,354,292     99,494,839   14,518,204   14,326,910
                                           --------------  -------------  -----------  -----------
   Units purchased ......................      30,479,020     18,447,147    5,067,288      281,740
   Units redeemed .......................     (33,647,710)   (22,587,694)  (5,217,018)     (90,446)
                                           --------------  -------------  -----------  -----------
   Ending units .........................      92,185,602     95,354,292   14,368,474   14,518,204
                                           ==============  =============  ===========  ===========

                                                  DryVIFAppS        DryVIFDevLd
                                           --------------------  ----------------
                                              2003       2002      2003     2002
                                           ---------  ---------  -------  -------
Investment activity:
   Net investment income (loss) .........     (9,170)     6,226   (4,617)    (874)
   Realized gain (loss) on investments...      4,752       (435)    (510)    (664)
   Change in unrealized gain (loss)
      on investments ....................    484,710    (29,089)  83,598   (3,484)
   Reinvested capital gains .............         --         --       --       --
                                           ---------  ---------  -------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    480,292    (23,298)  78,471   (5,022)
                                           ---------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........  1,956,680  1,045,607   84,088  218,433
   Transfers between funds ..............     33,931    (11,860)     (33)      --
   Redemptions (note 3) .................    (63,881)    (2,745)  (1,986)  (2,460)
   Annuity benefits......................         --         --       --       --
   Annual contract maintenance charges
      (note 2)...........................         --         --       --       --
   Contingent deferred sales charges
      (note 2) ..........................       (982)        --      (65)    (161)
   Adjustments to maintain reserves .....       (109)       (31)     (76)     (33)
                                           ---------  ---------  -------  -------
         Net equity transactions.........  1,925,639  1,030,971   81,928  215,779
                                           ---------  ---------  -------  -------

Net change in contract owners' equity....  2,405,931  1,007,673  160,399  210,757
Contract owners' equity beginning
   of period ............................  1,007,673         --  210,757       --
                                           ---------  ---------  -------  -------
Contract owners' equity end of
   period ...............................  3,413,604  1,007,673  371,156  210,757
                                           =========  =========  =======  =======
CHANGES IN UNITS:
   Beginning units ......................    120,876         --   27,276       --
                                           ---------  ---------  -------  -------
   Units purchased ......................    247,553    122,541    9,105   27,580
   Units redeemed .......................    (23,298)    (1,665)    (200)    (304)
                                           ---------  ---------  -------  -------
   Ending units .........................    345,131    120,876   36,181   27,276
                                           =========  =========  =======  =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                DryVIFIntVal        FedAmLeadS            FedCapApS              FedHiIncS
                                             -----------------   -----------------   -------------------   ---------------------
                                               2003      2002      2003      2002       2003       2002       2003        2002
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $    438      276    (4,108)     (510)    (13,847)   (1,792)    102,067      (3,375)
   Realized gain (loss) on investments ...     (1,409)    (743)    1,097     1,264       4,112       (14)     74,770          48
   Change in unrealized gain (loss)
      on investments .....................     96,295   (6,285)  121,084       688     213,489    (1,722)    555,564      33,315
   Reinvested capital gains ..............         --       --        --        --          --        --          --          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     95,324   (6,752)  118,073     1,442     203,754    (3,528)    732,401      29,988
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    218,798   80,672   363,840   132,673     555,615   448,240   4,345,259   1,100,221
   Transfers between funds ...............     (1,120)     463    28,615        --      95,828       176     754,565      21,479
   Redemptions (note 3) ..................     (5,634)  (3,922)  (11,600)       --     (38,086)     (765)   (156,277)    (21,373)
   Annuity benefits ......................         --       --        --        --          --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................         --       --        --        --          --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (172)    (256)      (35)       --        (538)       --      (3,136)         --
   Adjustments to maintain reserves ......        (11)      (8)      (48)       (5)        (33)      (38)       (211)        (24)
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
         Net equity transactions .........    211,861   76,949   380,772   132,668     612,786   447,613   4,940,200   1,100,303
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------

Net change in contract owners' equity ....    307,185   70,197   498,845   134,110     816,540   444,085   5,672,601   1,130,291
Contract owners' equity beginning
   of period .............................     70,197       --   134,110        --     444,085        --   1,130,291          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
Contract owners' equity end of period ....   $377,382   70,197   632,955   134,110   1,260,625   444,085   6,802,892   1,130,291
                                             ========   ======   =======   =======   =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      8,057       --    16,666        --      54,725        --     118,039          --
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
   Units purchased .......................     25,037    8,429    52,154    16,666      81,191    54,818     603,072     120,246
   Units redeemed ........................       (881)    (372)   (5,849)       --      (8,132)      (93)   (126,993)     (2,207)
                                             --------   ------   -------   -------   ---------   -------   ---------   ---------
   Ending units ..........................     32,213    8,057    62,971    16,666     127,784    54,725     594,118     118,039
                                             ========   ======   =======   =======   =========   =======   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     FedQualBd                   FedQualBdS
                                             --------------------------   ----------------------
                                                 2003           2002         2003         2002
                                             ------------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........   $  9,457,505     5,466,023       68,980     (15,329)
   Realized gain (loss) on investments ...      7,041,322     2,847,877       49,972      11,346
   Change in unrealized gain (loss)
      on investments .....................     (2,612,698)   14,294,870       66,593     118,830
   Reinvested capital gains ..............             --     3,527,253           --          --
                                             ------------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     13,886,129    26,136,023      185,545     114,847
                                             ------------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     70,734,000   128,763,804   10,048,778   4,058,836
   Transfers between funds ...............    (30,257,419)   71,946,936   (1,270,391)     45,561
   Redemptions (note 3) ..................    (46,620,250)  (40,047,918)    (504,510)    (26,616)
   Annuity benefits ......................       (218,968)      (74,955)          --          --
   Annual contract maintenance charges
      (note 2) ...........................         (3,019)       (1,306)          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (671,540)     (550,614)      (4,877)         --
   Adjustments to maintain reserves ......       (170,052)      109,397         (618)        (28)
                                             ------------   -----------   ----------   ---------
         Net equity transactions .........     (7,207,248)  160,145,344    8,268,382   4,077,753
                                             ------------   -----------   ----------   ---------

Net change in contract owners' equity ....      6,678,881   186,281,367    8,453,927   4,192,600
Contract owners' equity beginning
   of period .............................    418,918,133   232,636,766    4,192,600          --
                                             ------------   -----------   ----------   ---------
Contract owners' equity end of period ....   $425,597,014   418,918,133   12,646,527   4,192,600
                                             ============   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     33,983,812    20,337,003      393,660          --
                                             ------------   -----------   ----------   ---------
   Units purchased .......................     18,046,765    15,916,826    1,025,655     396,196
   Units redeemed ........................    (18,630,094)   (2,270,017)    (261,281)     (2,536)
                                             ------------   -----------   ----------   ---------
   Ending units ..........................     33,400,483    33,983,812    1,158,034     393,660
                                             ============   ===========   ==========   =========

                                                     FidVIPEIS                   FidVIPEI2
                                             --------------------------   ----------------------
                                                 2003          2002          2003         2002
                                             -----------   ------------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........     2,957,135      2,636,141      (96,560)    (12,694)
   Realized gain (loss) on investments ...   (40,830,053)   (21,941,895)     (22,557)      2,909
   Change in unrealized gain (loss)
      on investments .....................   216,526,362   (132,146,951)   3,129,669      (4,057)
   Reinvested capital gains ..............            --     14,786,371           --          --
                                             -----------   ------------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   178,653,444   (136,666,334)   3,055,666     (13,842)
                                             -----------   ------------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    64,854,038    150,881,618    8,370,813   3,594,297
   Transfers between funds ...............    48,190,726    (11,384,623)     437,918      60,792
   Redemptions (note 3) ..................   (55,923,331)   (65,808,487)    (328,496)    (18,236)
   Annuity benefits ......................      (135,363)      (103,261)          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (10,528)        (9,775)          --          --
   Contingent deferred sales charges
      (note 2) ...........................      (958,714)      (997,436)      (2,048)       (205)
   Adjustments to maintain reserves ......        (8,175)      (196,318)        (299)        (55)
                                             -----------   ------------   ----------   ---------
         Net equity transactions .........    56,008,653     72,381,718    8,477,888   3,636,593
                                             -----------   ------------   ----------   ---------

Net change in contract owners' equity ....   234,662,097    (64,284,616)  11,533,554   3,622,751
Contract owners' equity beginning
   of period .............................   601,917,634    666,202,250    3,622,751          --
                                             -----------   ------------   ----------   ---------
Contract owners' equity end of period ....   836,579,731    601,917,634   15,156,305   3,622,751
                                             ===========   ============   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    60,212,580     54,589,794      443,769          --
                                             -----------   ------------   ----------   ---------
   Units purchased .......................    27,071,472      7,525,848    1,106,984     445,972
   Units redeemed ........................   (22,364,068)    (1,903,062)     (96,915)     (2,203)
                                             -----------   ------------   ----------   ---------
   Ending units ..........................    64,919,984     60,212,580    1,453,838     443,769
                                             ===========   ============   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        FidVIPGrS                  FidVIPGr2
                                             ----------------------------   ---------------------
                                                  2003           2002          2003        2002
                                             -------------   ------------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (5,853,614)    (7,043,658)    (73,170)     (4,734)
   Realized gain (loss) on investments ...    (137,589,464)  (148,576,507)     20,004        (259)
   Change in unrealized gain (loss)
      on investments .....................     305,059,557   (116,016,093)  1,241,220     (48,224)
   Reinvested capital gains ..............              --             --          --          --
                                             -------------   ------------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     161,616,479   (271,636,258)  1,188,054     (53,217)
                                             -------------   ------------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      36,005,367     84,541,132   3,313,085   1,502,545
   Transfers between funds ...............      (1,208,425)   (96,878,272)     96,499      71,694
   Redemptions (note 3) ..................     (45,629,834)   (72,771,471)   (120,097)    (16,749)
   Annuity benefits ......................        (131,451)      (126,329)         --          --
   Annual contract maintenance charges
      (note 2) ...........................         (28,506)       (31,691)         --          --
   Contingent deferred sales charges
      (note 2) ...........................      (1,026,702)    (1,292,721)       (526)         --
   Adjustments to maintain reserves ......        (202,616)      (298,141)       (158)        (31)
                                             -------------   ------------   ---------   ---------
         Net equity transactions .........     (12,222,167)   (86,857,493)  3,288,803   1,557,459
                                             -------------   ------------   ---------   ---------

Net change in contract owners' equity ....     149,394,312   (358,493,751)  4,476,857   1,504,242
Contract owners' equity beginning
   of period .............................     534,839,113    893,332,864   1,504,242          --
                                             -------------   ------------   ---------   ---------
Contract owners' equity end of period ....   $ 684,233,425    534,839,113   5,981,099   1,504,242
                                             =============   ============   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      60,318,635     69,067,055     202,676          --
                                             -------------   ------------   ---------   ---------
   Units purchased .......................      22,837,358      8,690,088     456,810     204,810
   Units redeemed ........................     (24,214,710)   (17,438,508)    (40,230)     (2,134)
                                             -------------   ------------   ---------   ---------
   Ending units ..........................      58,941,283     60,318,635     619,256     202,676
                                             =============   ============   =========   =========

                                                      FidVIPHIS                   FidVIPOvS
                                             -------------------------   -------------------------
                                                 2003          2002          2003          2002
                                             -----------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........    11,852,743    16,113,095      (176,474)     (355,166)
   Realized gain (loss) on investments ...    22,384,181   (42,376,399)   (3,076,782)    3,578,081
   Change in unrealized gain (loss)
      on investments .....................    24,568,742    31,295,351    23,651,221   (17,458,398)
   Reinvested capital gains ..............            --            --            --            --
                                             -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    58,805,666     5,032,047    20,397,965   (14,235,483)
                                             -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    26,110,907    26,460,320       537,425     5,331,334
   Transfers between funds ...............    70,065,598     8,164,541    (7,727,998)  (29,957,379)
   Redemptions (note 3) ..................   (26,465,680)  (23,439,729)   (4,302,100)   (8,454,586)
   Annuity benefits ......................       (29,096)      (16,151)      (10,721)      (22,501)
   Annual contract maintenance charges
      (note 2) ...........................        (3,442)       (3,062)       (1,103)       (1,315)
   Contingent deferred sales charges
      (note 2) ...........................      (376,102)     (324,931)      (92,362)     (151,610)
   Adjustments to maintain reserves ......        42,675       (25,743)      (83,871)      (20,491)
                                             -----------   -----------   -----------   -----------
         Net equity transactions .........    69,344,860    10,815,245   (11,680,730)  (33,276,548)
                                             -----------   -----------   -----------   -----------

Net change in contract owners' equity ....   128,150,526    15,847,292     8,717,235   (47,512,031)
Contract owners' equity beginning
   of period .............................   195,960,259   180,112,967    59,864,349   107,376,380
                                             -----------   -----------   -----------   -----------
Contract owners' equity end of period ....   324,110,785   195,960,259    68,581,584    59,864,349
                                             ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................    26,938,971    25,533,687     7,674,047    10,843,987
                                             -----------   -----------   -----------   -----------
   Units purchased .......................    58,315,696     1,972,574        43,998       510,873
   Units redeemed ........................   (49,926,819)     (567,290)   (1,544,133)   (3,680,813)
                                             -----------   -----------   -----------   -----------
   Ending units ..........................    35,327,848    26,938,971     6,173,912     7,674,047
                                             ===========   ===========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    FidVIPOvS2R               FidVIPOvSR
                                             ----------------------   -----------------------
                                                2003         2002        2003         2002
                                             ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (64,500)     (6,107)    (195,934)     (95,583)
   Realized gain (loss) on investments ...       54,812         (21)    (302,818)    (243,392)
   Change in unrealized gain (loss)
      on investments .....................    2,035,086     (39,923)  14,003,683   (2,512,530)
   Reinvested capital gains ..............           --          --           --           --
                                             ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    2,025,398     (46,051)  13,504,931   (2,851,505)
                                             ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    3,554,446   1,579,784    7,214,455    7,684,792
   Transfers between funds ...............        4,793      29,074   19,016,865   14,010,136
   Redemptions (note 3) ..................     (152,954)     (5,051)  (1,809,731)    (968,865)
   Annuity benefits ......................           --          --         (131)          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --         (340)         (41)
   Contingent deferred sales charges
      (note 2) ...........................         (563)         --      (27,411)     (12,736)
   Adjustments to maintain reserves ......         (187)        (37)     108,398       56,856
                                             ----------   ---------   ----------   ----------
         Net equity transactions .........    3,405,535   1,603,770   24,502,105   20,770,142
                                             ----------   ---------   ----------   ----------

Net change in contract owners' equity ....    5,430,933   1,557,719   38,007,036   17,918,637
Contract owners' equity beginning
   of period .............................    1,557,719          --   17,918,637           --
                                             ----------   ---------   ----------   ----------
Contract owners' equity end of period ....   $6,988,652   1,557,719   55,925,673   17,918,637
                                             ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................      202,377          --    2,316,895           --
                                             ----------   ---------   ----------   ----------
   Units purchased .......................      513,879     203,010    3,791,072    2,415,941
   Units redeemed ........................      (69,664)       (633)  (1,001,934)     (99,046)
                                             ----------   ---------   ----------   ----------
   Ending units ..........................      646,592     202,377    5,106,033    2,316,895
                                             ==========   =========   ==========   ==========

                                                     FidVIPConS                 FidVIPCon2
                                             -------------------------   ----------------------
                                                2003           2002         2003         2002
                                             -----------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........    (4,507,583)   (2,212,692)    (140,236)     (9,700)
   Realized gain (loss) on investments ...   (23,220,747)  (31,729,685)      31,589      (1,916)
   Change in unrealized gain (loss)
      on investments .....................   162,538,409   (25,397,539)   2,412,240     (30,169)
   Reinvested capital gains ..............            --            --           --          --
                                             -----------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   134,810,079   (59,339,916)   2,303,593     (41,785)
                                             -----------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    49,277,631    70,407,167    7,027,821   2,968,149
   Transfers between funds ...............    10,604,840    (4,051,205)     604,330     (13,261)
   Redemptions (note 3) ..................   (41,625,713)  (53,410,589)    (184,112)     (5,461)
   Annuity benefits ......................      (198,300)     (150,231)          --          --
   Annual contract maintenance charges
      (note 2) ...........................       (24,206)      (25,386)          --          --
   Contingent deferred sales charges
      (note 2) ...........................      (870,693)   (1,003,594)      (1,778)         --
   Adjustments to maintain reserves ......        (7,151)      (10,314)        (264)        (44)
                                             -----------   -----------   ----------   ---------
         Net equity transactions .........    17,156,408    11,755,848    7,445,997   2,949,383
                                             -----------   -----------   ----------   ---------

Net change in contract owners' equity ....   151,966,487   (47,584,068)   9,749,590   2,907,598
Contract owners' equity beginning
   of period .............................   504,163,409   551,747,477    2,907,598          --
                                             -----------   -----------   ----------   ---------
Contract owners' equity end of period ....   656,129,896   504,163,409   12,657,188   2,907,598
                                             ===========   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................    45,313,610    44,175,712      337,942          --
                                             -----------   -----------   ----------   ---------
   Units purchased .......................    14,260,004     1,649,247      897,404     340,060
   Units redeemed ........................   (13,015,979)     (511,349)     (67,188)     (2,118)
                                             -----------   -----------   ----------   ---------
   Ending units ..........................    46,557,635    45,313,610    1,168,158     337,942
                                             ===========   ===========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 FidVIPIGBdS             FidVIPGrOpS
                                             ------------------   -------------------------
                                                 2003      2002       2003          2002
                                             -----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $   (34,382)   --       (389,580)     (115,121)
   Realized gain (loss) on investments ...         5,836    --    (14,286,860)  (22,291,250)
   Change in unrealized gain (loss)
      on investments .....................       149,709    --     36,481,667    (7,084,177)
   Reinvested capital gains ..............            --    --             --            --
                                             -----------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       121,163    --     21,805,227   (29,490,548)
                                             -----------   ---    -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     2,071,887    --      2,356,973     6,502,305
   Transfers between funds ...............     9,379,418    --     (6,408,512)  (13,737,233)
   Redemptions (note 3) ..................      (293,119)   --     (8,538,150)  (12,174,989)
   Annuity benefits ......................        (1,314)   --        (18,518)      (30,823)
   Annual contract maintenance charges
      (note 2) ...........................            (6)   --         (2,326)       (2,572)
   Contingent deferred sales charges
      (note 2) ...........................        (1,022)   --       (174,358)     (219,268)
   Adjustments to maintain reserves ......           469    --        (10,477)      (33,830)
                                             -----------   ---    -----------   -----------
         Net equity transactions .........    11,156,313    --    (12,795,368)  (19,696,410)
                                             -----------   ---    -----------   -----------

Net change in contract owners' equity ....    11,277,476    --      9,009,859   (49,186,958)
Contract owners' equity beginning
   of period .............................            --    --     87,038,767   136,225,725
                                             -----------   ---    -----------   -----------
Contract owners' equity end of period ....   $11,277,476    --     96,048,626    87,038,767
                                             ===========   ===    ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................            --    --     12,480,171    15,069,734
                                             -----------   ---    -----------   -----------
   Units purchased .......................     1,507,694    --      1,335,597       867,501
   Units redeemed ........................      (430,530)   --     (3,074,674)   (3,457,064)
                                             -----------   ---    -----------   -----------
   Ending units ..........................     1,077,164    --     10,741,094    12,480,171
                                             ===========   ===    ===========   ===========

                                                  FidVIPMCap2               FidVIPValS
                                             ---------------------   -----------------------
                                                2003        2002         2003         2002
                                             ---------   ---------   -----------   ---------
Investment activity:
   Net investment income (loss) ..........     (81,089)     (5,730)     (279,775)    (16,031)
   Realized gain (loss) on investments ...      10,676        (984)    6,752,263    (125,551)
   Change in unrealized gain (loss)
      on investments .....................   1,878,669      14,767     1,985,566    (719,815)
   Reinvested capital gains ..............          --          --       293,422          --
                                             ---------   ---------   -----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,808,256       8,053     8,751,476    (861,397)
                                             ---------   ---------   -----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   3,529,924   1,765,544     4,996,329   1,368,105
   Transfers between funds ...............     594,687      41,462    30,004,669   6,334,864
   Redemptions (note 3) ..................    (118,471)     (4,569)   (1,891,915)   (135,161)
   Annuity benefits ......................          --          --        (8,806)     (2,211)
   Annual contract maintenance charges
      (note 2) ...........................          --          --           (98)         (2)
   Contingent deferred sales charges
      (note 2) ...........................      (1,623)         --       (28,192)       (559)
   Adjustments to maintain reserves ......        (190)        (28)      (24,605)       (471)
                                             ---------   ---------   -----------   ---------
         Net equity transactions .........   4,004,327   1,802,409    33,047,382   7,564,565
                                             ---------   ---------   -----------   ---------

Net change in contract owners' equity ....   5,812,583   1,810,462    41,798,858   6,703,168
Contract owners' equity beginning
   of period .............................   1,810,462          --     6,703,168          --
                                             ---------   ---------   -----------   ---------
Contract owners' equity end of period ....   7,623,045   1,810,462    48,502,026   6,703,168
                                             =========   =========   ===========   =========

CHANGES IN UNITS:
   Beginning units .......................     211,852          --       897,365          --
                                             ---------   ---------   -----------   ---------
   Units purchased .......................     482,447     212,386    14,039,508     912,839
   Units redeemed ........................     (37,317)       (534)  (10,785,092)    (15,474)
                                             ---------   ---------   -----------   ---------
   Ending units ..........................     656,982     211,852     4,151,781     897,365
                                             =========   =========   ===========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  FidVIPValS2              FHCapAp
                                             --------------------   --------------------
                                                2003        2002       2003       2002
                                             ----------   -------   ---------   --------
Investment activity:
   Net investment income (loss) ..........   $  (24,057)   (1,774)     (4,838)    (1,487)
   Realized gain (loss) on investments ...      176,805        89      (1,226)   (14,431)
   Change in unrealized gain (loss)
      on investments .....................      458,030    (9,475)    311,278   (107,556)
   Reinvested capital gains ..............       10,081        --          --         --
                                             ----------   -------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      620,859   (11,160)    305,214   (123,474)
                                             ----------   -------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      811,914   424,246     127,146    221,382
   Transfers between funds ...............      253,649    34,567      74,214     12,816
   Redemptions (note 3) ..................      (33,735)       --     (17,698)   (28,251)
   Annuity benefits ......................           --        --          --         --
   Annual contract maintenance charges
      (note 2) ...........................           --        --          --         --
   Contingent deferred sales charges
      (note 2) ...........................         (375)       --        (121)      (310)
   Adjustments to maintain reserves ......          (81)      (31)        (95)      (143)
                                             ----------   -------   ---------   --------
         Net equity transactions .........    1,031,372   458,782     183,446    205,494
                                             ----------   -------   ---------   --------

Net change in contract owners' equity ....    1,652,231   447,622     488,660     82,020
Contract owners' equity beginning
   of period .............................      447,622        --     635,306    553,286
                                             ----------   -------   ---------   --------
Contract owners' equity end of period ....   $2,099,853   447,622   1,123,966    635,306
                                             ==========   =======   =========   ========

CHANGES IN UNITS:
   Beginning units .......................       59,983        --      71,602     50,748
                                             ----------   -------   ---------   --------
   Units purchased .......................      178,722    59,983      20,443     23,099
   Units redeemed ........................      (56,656)       --      (2,456)    (2,245)
                                             ----------   -------   ---------   --------
   Ending units ..........................      182,049    59,983      89,589     71,602
                                             ==========   =======   =========   ========

                                                    FHGrInc                 GVITCVal
                                             ---------------------   ------------------------
                                                2003        2002        2003          2002
                                             ---------   ---------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........     (13,413)     (4,736)      59,023        59,477
   Realized gain (loss) on investments ...     (28,858)    (42,807)  (3,489,008)  (18,031,809)
   Change in unrealized gain (loss)
      on investments .....................     480,815    (271,924)  14,454,074     6,523,419
   Reinvested capital gains ..............          --         759           --            --
                                             ---------   ---------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     438,544    (318,708)  11,024,089   (11,448,913)
                                             ---------   ---------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     477,443   1,214,737    5,147,961     5,797,278
   Transfers between funds ...............      87,598       2,407    8,018,068    (2,189,198)
   Redemptions (note 3) ..................    (134,190)    (88,978)  (3,160,411)   (4,657,278)
   Annuity benefits ......................          --          --      (11,511)       (4,186)
   Annual contract maintenance charges
      (note 2) ...........................          --          --         (828)         (587)
   Contingent deferred sales charges
      (note 2) ...........................      (3,784)     (1,515)     (47,211)      (66,784)
   Adjustments to maintain reserves ......       1,701        (344)      (7,321)       (7,073)
                                             ---------   ---------   ----------   -----------
         Net equity transactions .........     428,768   1,126,307    9,938,747    (1,127,828)
                                             ---------   ---------   ----------   -----------

Net change in contract owners' equity ....     867,312     807,599   20,962,836   (12,576,741)
Contract owners' equity beginning
   of period .............................   1,423,866     616,267   33,282,240    45,858,981
                                             ---------   ---------   ----------   -----------
Contract owners' equity end of period ....   2,291,178   1,423,866   54,245,076    33,282,240
                                             =========   =========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................     190,512      60,994    4,287,245     4,369,756
                                             ---------   ---------   ----------   -----------
   Units purchased .......................      93,260     138,341    2,945,787       455,909
   Units redeemed ........................     (42,769)     (8,823)  (1,862,014)     (538,420)
                                             ---------   ---------   ----------   -----------
   Ending units ..........................     241,003     190,512    5,371,018     4,287,245
                                             =========   =========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIntVal3            GVITDMidCapI
                                                ------------------   -------------------------
                                                    2003      2002       2003          2002
                                                -----------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .............   $   (24,580)    --    (1,538,275)   (1,537,589)
   Realized gain (loss) on investments ......       886,538     --    (7,053,738)   (7,973,216)
   Change in unrealized gain (loss) on
      investments ...........................       475,421     --    68,228,073   (28,950,884)
   Reinvested capital gains .................            --     --         1,510     1,574,265
                                                -----------    ---   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,337,379     --    59,637,570   (36,887,424)
                                                -----------    ---   -----------   -----------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................       341,824     --    24,079,746    66,481,866
   Transfers between funds ..................     4,671,715     --    11,446,453    10,740,488
   Redemptions (note 3) .....................       (66,034)    --   (16,068,806)  (18,939,135)
   Annuity benefits .........................            --     --       (66,880)      (45,645)
   Annual contract maintenance charges
      (note 2) ..............................            --     --        (3,998)       (2,908)
   Contingent deferred sales charges
      (note 2) ..............................        (1,251)    --      (276,642)     (294,652)
   Adjustments to maintain reserves .........         1,622     --        44,911        (7,703)
                                                -----------    ---   -----------   -----------
         Net equity transactions ............     4,947,876     --    19,154,784    57,932,311
                                                -----------    ---   -----------   -----------

Net change in contract owners' equity .......     6,285,255     --    78,792,354    21,044,887
Contract owners' equity beginning of
   period ...................................            --     --   184,239,964   163,195,077
                                                -----------    ---   -----------   -----------
Contract owners' equity end of period .......   $ 6,285,255     --   263,032,318   184,239,964
                                                ===========    ===   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................            --     --    14,362,198    10,642,272
                                                -----------    ---   -----------   -----------
   Units purchased ..........................     5,645,277     --     8,932,238     4,452,570
   Units redeemed ...........................    (5,186,792)    --    (7,895,567)     (732,644)
                                                -----------    ---   -----------   -----------
   Ending units .............................       458,485     --    15,398,869    14,362,198
                                                ===========    ===   ===========   ===========

                                                      GVITEmMrkts              GVITEmMrkts3
                                                ----------------------   -----------------------
                                                   2003        2002         2003         2002
                                                ---------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .............     (20,148)     (84,637)    (123,163)     (20,036)
   Realized gain (loss) on investments ......    (182,123)      47,811    1,425,871     (556,651)
   Change in unrealized gain (loss) on
      investments ...........................   2,015,695   (1,425,060)   8,314,911     (666,973)
   Reinvested capital gains .................          --           --           --           --
                                                ---------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,813,424   (1,461,886)   9,617,619   (1,243,660)
                                                ---------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................      26,082    1,102,141    2,586,000    3,241,414
   Transfers between funds ..................    (531,852)    (614,993)  14,341,938    8,303,983
   Redemptions (note 3) .....................    (274,119)    (886,311)  (1,501,704)    (408,661)
   Annuity benefits .........................      (8,490)      (5,369)          --           --
   Annual contract maintenance charges
      (note 2) ..............................        (153)        (159)        (143)         (21)
   Contingent deferred sales charges
      (note 2) ..............................      (6,425)     (14,249)     (37,171)      (3,431)
   Adjustments to maintain reserves .........         128          142        3,143        2,704
                                                ---------   ----------   ----------   ----------
         Net equity transactions ............    (794,829)    (418,798)  15,392,063   11,135,988
                                                ---------   ----------   ----------   ----------

Net change in contract owners' equity .......   1,018,595   (1,880,684)  25,009,682    9,892,328
Contract owners' equity beginning of
   period ...................................   3,467,608    5,348,292    9,892,328           --
                                                ---------   ----------   ----------   ----------
Contract owners' equity end of period .......   4,486,203    3,467,608   34,902,010    9,892,328
                                                =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     515,037      688,788    1,318,331           --
                                                ---------   ----------   ----------   ----------
   Units purchased ..........................      16,383      479,749    2,669,042    1,363,399
   Units redeemed ...........................    (124,767)    (653,500)  (1,138,232)     (45,068)
                                                ---------   ----------   ----------   ----------
   Ending units .............................     406,653      515,037    2,849,141    1,318,331
                                                =========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        GVITFHiInc              GVITGlFin1
                                                --------------------------   ----------------
                                                    2003           2002       2003      2002
                                                ------------   -----------   ------   -------
Investment activity:
   Net investment income (loss) .............   $ 11,281,596     8,710,088     (182)      (96)
   Realized gain (loss) on investments ......      2,031,017    (9,370,539)   4,008       222
   Change in unrealized gain (loss) on
      investments ...........................     19,103,214     3,033,779    1,626     2,313
   Reinvested capital gains .................             --            --    3,062        --
                                                ------------   -----------   ------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     32,415,827     2,373,328    8,514     2,439
                                                ------------   -----------   ------   -------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................     19,713,725    29,197,984   15,896    47,769
   Transfers between funds ..................     30,693,333    26,422,982       --        --
   Redemptions (note 3) .....................    (16,550,572)  (15,301,933)  (8,748)  (25,344)
   Annuity benefits .........................        (23,924)      (51,505)  (6,072)   (2,230)
   Annual contract maintenance charges
      (note 2) ..............................         (1,278)         (643)      --        --
   Contingent deferred sales charges
      (note 2) ..............................       (236,002)     (178,883)      --        --
   Adjustments to maintain reserves .........        (28,454)       34,327        7         3
                                                ------------   -----------   ------   -------
         Net equity transactions ............     33,566,828    40,122,329    1,083    20,198
                                                ------------   -----------   ------   -------

Net change in contract owners' equity .......     65,982,655    42,495,657    9,597    22,637
Contract owners' equity beginning of
   period ...................................    138,055,464    95,559,807   22,637        --
                                                ------------   -----------   ------   -------
Contract owners' equity end of period .......   $204,038,119   138,055,464   32,234    22,637
                                                ============   ===========   ======   =======

CHANGES IN UNITS:
   Beginning units ..........................     13,477,703     9,462,395    2,635        --
                                                ------------   -----------   ------   -------
   Units purchased ..........................     21,012,937     4,881,629      677     2,905
   Units redeemed ...........................    (17,965,985)     (866,321)    (626)     (270)
                                                ------------   -----------   ------   -------
   Ending units .............................     16,524,655    13,477,703    2,686     2,635
                                                ============   ===========   ======   =======

                                                      GVITGlFin3          GVITGlHlth
                                                ---------------------   --------------
                                                  2003        2002       2003     2002
                                                ---------   ---------   -------   ----
Investment activity:
   Net investment income (loss) .............     (19,708)    (11,374)     (252)    --
   Realized gain (loss) on investments ......     130,809      20,341       388     --
   Change in unrealized gain (loss) on
      investments ...........................     522,299      21,644    (2,408)    --
   Reinvested capital gains .................     517,212          --     7,076     --
                                                ---------   ---------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,150,612      30,611     4,804     --
                                                ---------   ---------   -------    ---
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................     763,758     659,730   112,401     --
   Transfers between funds ..................   1,497,125   1,765,580        --     --
   Redemptions (note 3) .....................    (296,640)    (85,802)  (55,623)    --
   Annuity benefits .........................          --          --    (1,576)    --
   Annual contract maintenance charges
      (note 2) ..............................         (12)         --        --     --
   Contingent deferred sales charges
      (note 2) ..............................      (9,699)       (238)       --     --
   Adjustments to maintain reserves .........        (298)        (88)    4,343     --
                                                ---------   ---------   -------    ---
         Net equity transactions ............   1,954,234   2,339,182    59,545     --
                                                ---------   ---------   -------    ---

Net change in contract owners' equity .......   3,104,846   2,369,793    64,349     --
Contract owners' equity beginning of
   period ...................................   2,369,793          --        --     --
                                                ---------   ---------   -------    ---
Contract owners' equity end of period .......   5,474,639   2,369,793    64,349     --
                                                =========   =========   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................     268,594          --        --     --
                                                ---------   ---------   -------    ---
   Units purchased ..........................     536,986     277,772     5,950     --
   Units redeemed ...........................    (361,266)     (9,178)   (5,370)    --
                                                ---------   ---------   -------    ---
   Ending units .............................     444,314     268,594       580     --
                                                =========   =========   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GVITGlHlth3             GVITGlTech            GVITGlTech3          GVITGlUtl1
                                             ----------------------  ---------------------  ---------------------  ----------------
                                                 2003        2002       2003       2002        2003        2002      2003     2002
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
Investment activity:
   Net investment income (loss) ..........   $  (202,814)   (40,020)   (41,758)    (27,931)   (151,185)    (6,758)    (314)     (12)
   Realized gain (loss) on investments....     1,463,718   (233,351)  (455,331) (2,045,706)    655,526   (228,203)   3,669     (316)
   Change in unrealized gain (loss)
      on investments .....................       663,347   (376,578) 1,931,708  (1,519,232)  3,054,545   (286,598)   6,261    2,033
   Reinvested capital gains ..............     2,172,271         --         --          --          --         --       --       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     4,096,522   (649,949) 1,434,619  (3,592,869)  3,558,886   (521,559)   9,616    1,705
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     3,510,554  5,719,794     14,773     812,420   1,875,058    808,135   18,987   50,517
   Transfers between funds ...............     5,472,303  3,371,847   (432,626) (2,708,664) 15,284,220  3,448,892       --       --
   Redemptions (note 3) ..................    (1,255,058)  (279,976)  (250,767)   (496,243)   (717,055)   (90,153) (11,467) (14,252)
   Annuity benefits ......................            --         --       (884)         --          --         --     (572)     (30)
   Annual contract maintenance charges
      (note 2) ...........................           (80)        (1)      (312)       (342)       (173)       (25)      --       --
   Contingent deferred sales charges
      (note 2) ...........................       (28,680)    (1,382)    (9,468)    (16,278)    (13,328)      (666)      --       --
   Adjustments to maintain reserves ......         5,602     (4,214)      (891)     (2,105)      8,441      3,809        7       15
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
         Net equity transactions .........     7,704,641  8,806,068   (680,175) (2,411,212) 16,437,163  4,169,992    6,955   36,250
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------

Net change in contract owners' equity ....    11,801,163  8,156,119    754,444  (6,004,081) 19,996,049  3,648,433   16,571   37,955
Contract owners' equity beginning
   of period .............................     8,156,119         --  3,102,760   9,106,841   3,648,433         --   37,955       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
Contract owners' equity end of period ....   $19,957,282  8,156,119  3,857,204   3,102,760  23,644,482  3,648,433   54,526   37,955
                                             ===========  =========  =========  ==========  ==========  =========  =======  =======

CHANGES IN UNITS:
   Beginning units .......................       966,515         --  1,513,650   2,521,408     511,430         --    4,408       --
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
   Units purchased .......................     2,373,199    995,390     65,277     342,206   2,593,769    522,036    1,128    5,378
   Units redeemed ........................    (1,588,611)   (28,875)  (346,837) (1,349,964)   (939,686)   (10,606)    (367)    (970)
                                             -----------  ---------  ---------  ----------  ----------  ---------  -------  -------
   Ending units ..........................     1,751,103    966,515  1,232,090   1,513,650   2,165,513    511,430    5,169    4,408
                                             ===========  =========  =========  ==========  ==========  =========  =======  =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITGlUtl3                  GVITGvtBd
                                             --------------------   -----------------------------
                                                2003        2002         2003            2002
                                             ----------   -------   -------------   -------------
Investment activity:
   Net investment income (loss) ..........   $  (10,268)      521      18,903,344      27,727,988
   Realized gain (loss) on investments....       21,054   (27,348)     14,834,041      14,130,829
   Change in unrealized gain (loss)
      on investments .....................      381,561   (24,509)    (27,948,772)     25,591,500
   Reinvested capital gains ..............           --        --       1,365,121       7,830,758
                                             ----------   -------   -------------   -------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      392,347   (51,336)      7,153,734      75,281,075
                                             ----------   -------   -------------   -------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      412,418   390,193     104,589,456     221,018,275
   Transfers between funds ...............    1,485,667   464,069    (209,210,831)    219,387,728
   Redemptions (note 3) ..................     (131,309)  (26,507)   (109,981,926)   (116,271,387)
   Annuity benefits ......................           --        --        (381,274)       (165,131)
   Annual contract maintenance charges
      (note 2) ...........................          (26)       (2)        (12,446)         (8,251)
   Contingent deferred sales charges
      (note 2) ...........................       (3,073)     (502)     (1,784,293)     (1,681,472)
   Adjustments to maintain reserves ......       15,047      (229)       (110,802)        412,383
                                             ----------   -------   -------------   -------------
         Net equity transactions .........    1,778,724   827,022    (216,892,116)    322,692,145
                                             ----------   -------   -------------   -------------

Net change in contract owners' equity ....    2,171,071   775,686    (209,738,382)    397,973,220
Contract owners' equity beginning
   of period .............................      775,686        --   1,013,977,779     616,004,559
                                             ----------   -------   -------------   -------------
Contract owners' equity end of period ....   $2,946,757   775,686     804,239,397   1,013,977,779
                                             ==========   =======   =============   =============

CHANGES IN UNITS:
   Beginning units .......................       97,862        --      77,981,271      51,441,846
                                             ----------   -------   -------------   -------------
   Units purchased .......................      379,733   100,807      27,396,262      32,082,628
   Units redeemed ........................     (174,410)   (2,945)    (43,952,502)     (5,543,203)
                                             ----------   -------   -------------   -------------
   Ending units ..........................      303,185    97,862      61,425,031      77,981,271
                                             ==========   =======   =============   =============

                                                    GVITGvtBd2                 GVITGrowth
                                             -----------------------   -------------------------
                                                2003         2002          2003          2002
                                             ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........      252,827      107,267      (918,411)   (1,131,351)
   Realized gain (loss) on investments....      (76,136)         860   (24,435,820)  (59,083,899)
   Change in unrealized gain (loss)
      on investments .....................     (306,298)     (25,087)   49,323,053    21,990,697
   Reinvested capital gains ..............       26,042       70,632            --            --
                                             ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (103,565)     153,672    23,968,822   (38,224,553)
                                             ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   17,330,638    9,870,664     3,469,490     6,121,615
   Transfers between funds ...............   (4,421,736)     215,168    (2,551,615)  (14,296,945)
   Redemptions (note 3) ..................   (1,891,978)    (112,009)   (7,995,182)  (12,376,615)
   Annuity benefits ......................           --           --       (22,007)      (21,701)
   Annual contract maintenance charges
      (note 2) ...........................           --           --        (8,403)       (9,768)
   Contingent deferred sales charges
      (note 2) ...........................      (39,881)      (1,127)     (184,899)     (236,717)
   Adjustments to maintain reserves ......       (1,117)        (113)      (10,127)      (18,604)
                                             ----------   ----------   -----------   -----------
         Net equity transactions .........   10,975,926    9,972,583    (7,302,743)  (20,838,735)
                                             ----------   ----------   -----------   -----------

Net change in contract owners' equity ....   10,872,361   10,126,255    16,666,079   (59,063,288)
Contract owners' equity beginning
   of period .............................   10,126,255           --    79,771,291   138,834,579
                                             ----------   ----------   -----------   -----------
Contract owners' equity end of period ....   20,998,616   10,126,255    96,437,370    79,771,291
                                             ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      945,128           --    16,188,470    19,812,385
                                             ----------   ----------   -----------   -----------
   Units purchased .......................    1,776,083      955,509     6,640,046     1,079,422
   Units redeemed ........................     (759,786)     (10,381)   (7,881,472)   (4,703,337)
                                             ----------   ----------   -----------   -----------
   Ending units ..........................    1,961,425      945,128    14,947,044    16,188,470
                                             ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIDAgg                 GVITIDCon
                                             ------------------------   ------------------------
                                                 2003         2002          2003         2002
                                             -----------   ----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........   $    18,990        3,578     1,152,057      494,091
   Realized gain (loss) on investments ...     1,427,949     (288,543)      254,095      (50,721)
   Change in unrealized gain (loss)
      on investments .....................     6,533,904     (678,183)    4,799,618      (51,455)
   Reinvested capital gains ..............       499,696          694       421,643       30,633
                                             -----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     8,480,539     (962,454)    6,627,413      422,548
                                             -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    19,038,503    9,887,030    44,072,722   32,954,534
   Transfers between funds ...............     6,653,038    4,402,046    12,124,543   33,664,001
   Redemptions (note 3) ..................    (2,041,857)    (572,516)  (13,356,444)  (4,349,462)
   Annuity benefits ......................       (21,951)        (203)     (165,051)     (36,490)
   Annual contract maintenance charges
      (note 2) ...........................          (926)         (38)         (728)         (36)
   Contingent deferred sales charges
      (note 2) ...........................       (25,624)     (12,142)     (243,827)     (27,346)
   Adjustments to maintain reserves ......        (1,284)      (8,761)     (502,578)     838,564
                                             -----------   ----------   -----------   ----------
         Net equity transactions .........    23,599,899   13,695,416    41,928,637   63,043,765
                                             -----------   ----------   -----------   ----------

Net change in contract owners' equity ....    32,080,438   12,732,962    48,556,050   63,466,313
Contract owners' equity beginning
   of period .............................    12,732,962           --    63,466,313           --
                                             -----------   ----------   -----------   ----------
Contract owners' equity end of period ....   $44,813,400   12,732,962   112,022,363   63,466,313
                                             ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................     1,544,512           --     6,278,984           --
                                             -----------   ----------   -----------   ----------
   Units purchased .......................     4,587,807    1,604,012    10,173,947    6,663,808
   Units redeemed ........................    (2,083,042)     (59,500)   (5,946,113)    (384,824)
                                             -----------   ----------   -----------   ----------
   Ending units ..........................     4,049,277    1,544,512    10,506,818    6,278,984
                                             ===========   ==========   ===========   ==========

                                                     GVITIDMod                 GVITIDModAgg
                                             -------------------------   ------------------------
                                                 2003          2002          2003         2002
                                             -----------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........     1,268,850       468,595       154,267       85,620
   Realized gain (loss) on investments ...      (639,597)     (150,267)     (651,164)    (195,210)
   Change in unrealized gain (loss)
      on investments .....................    39,411,597    (3,539,297)   24,330,093   (2,432,754)
   Reinvested capital gains ..............       121,231        96,021            --       73,624
                                             -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    40,162,081    (3,124,948)   23,833,196   (2,468,720)
                                             -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   102,210,056    79,120,503    55,130,883   40,437,270
   Transfers between funds ...............    68,595,491    49,407,948    27,364,355   13,462,723
   Redemptions (note 3) ..................   (16,808,886)   (4,470,407)   (6,452,346)  (1,924,853)
   Annuity benefits ......................       (55,157)       (3,801)      (71,215)     (10,833)
   Annual contract maintenance charges
      (note 2) ...........................        (2,580)         (255)       (2,343)        (102)
   Contingent deferred sales charges
      (note 2) ...........................      (173,962)      (69,320)      (96,117)     (12,819)
   Adjustments to maintain reserves ......       106,057        (8,688)     (105,603)     (16,411)
                                             -----------   -----------   -----------   ----------
         Net equity transactions .........   153,871,019   123,975,980    75,767,614   51,934,975
                                             -----------   -----------   -----------   ----------

Net change in contract owners' equity ....   194,033,100   120,851,032    99,600,810   49,466,255
Contract owners' equity beginning
   of period .............................   120,851,032            --    49,466,255           --
                                             -----------   -----------   -----------   ----------
Contract owners' equity end of period ....   314,884,132   120,851,032   149,067,065   49,466,255
                                             ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................    13,348,727            --     5,730,817           --
                                             -----------   -----------   -----------   ----------
   Units purchased .......................    21,580,075    13,797,409    11,118,223    5,928,417
   Units redeemed ........................    (6,003,398)     (448,682)   (3,072,476)    (197,600)
                                             -----------   -----------   -----------   ----------
   Ending units ..........................    28,925,404    13,348,727    13,776,564    5,730,817
                                             ===========   ===========   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     GVITIDModCon              GVITIntGro
                                             -------------------------   ----------------------
                                                 2003           2002        2003        2002
                                             ------------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $  1,076,470      410,790     (13,025)     (23,471)
   Realized gain (loss) on investments ...       (133,485)    (124,828)    (80,656)      65,444
   Change in unrealized gain (loss)
      on investments .....................     13,774,622     (918,509)    406,944     (337,054)
   Reinvested capital gains ..............        250,496       77,791          --           --
                                             ------------   ----------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     14,968,103     (554,756)    313,263     (295,081)
                                             ------------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     57,421,610   38,360,713      11,974    1,544,135
   Transfers between funds ...............     24,398,817   35,345,772    (132,237)  (1,407,388)
   Redemptions (note 3) ..................    (11,003,076)  (3,433,669)    (55,705)    (252,938)
   Annuity benefits ......................        (32,071)      (5,067)     (5,539)      (2,903)
   Annual contract maintenance charges
      (note 2) ...........................         (1,056)         (58)        (62)         (79)
   Contingent deferred sales charges
      (note 2) ...........................       (111,102)     (21,232)     (1,635)      (1,058)
   Adjustments to maintain reserves ......        699,121      (18,988)    (54,134)        (549)
                                             ------------   ----------   ---------   ----------
         Net equity transactions .........     71,372,243   70,227,471    (237,338)    (120,780)
                                             ------------   ----------   ---------   ----------

Net change in contract owners' equity ....     86,340,346   69,672,715      75,925     (415,861)
Contract owners' equity beginning
   of period .............................     69,672,715           --   1,169,359    1,585,220
                                             ------------   ----------   ---------   ----------
Contract owners' equity end of period ....   $156,013,061   69,672,715   1,245,284    1,169,359
                                             ============   ==========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................      7,262,378           --     227,163      250,125
                                             ------------   ----------   ---------   ----------
   Units purchased .......................     10,881,920    7,585,642         395      305,156
   Units redeemed ........................     (3,751,040)    (323,264)    (39,905)    (328,118)
                                             ------------   ----------   ---------   ----------
   Ending units ..........................     14,393,258    7,262,378     187,653      227,163
                                             ============   ==========   =========   ==========

                                                  GVITIntGro3                GVITJPBal
                                             ---------------------   -------------------------
                                                2003        2002         2003          2002
                                             ---------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (34,451)     (7,555)      810,971     1,362,278
   Realized gain (loss) on investments ...     133,792    (169,671)   (2,305,720)   (2,984,130)
   Change in unrealized gain (loss)
      on investments .....................     873,110       7,721    23,721,662   (17,819,225)
   Reinvested capital gains ..............          --          --            --            --
                                             ---------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     972,451    (169,505)   22,226,913   (19,441,077)
                                             ---------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     474,845     991,597    12,416,387    28,761,672
   Transfers between funds ...............   1,723,097     741,469     9,518,068    (1,666,518)
   Redemptions (note 3) ..................    (108,868)    (41,022)  (12,927,805)  (16,076,391)
   Annuity benefits ......................          --          --       (23,579)      (19,364)
   Annual contract maintenance charges
      (note 2) ...........................         (46)        (11)       (1,956)       (1,778)
   Contingent deferred sales charges
      (note 2) ...........................      (2,206)       (856)     (242,528)     (248,759)
   Adjustments to maintain reserves ......        (224)       (265)       16,539        (3,664)
                                             ---------   ---------   -----------   -----------
         Net equity transactions .........   2,086,598   1,690,912     8,755,126    10,745,198
                                             ---------   ---------   -----------   -----------

Net change in contract owners' equity ....   3,059,049   1,521,407    30,982,039    (8,695,879)
Contract owners' equity beginning
   of period .............................   1,521,407          --   126,681,997   135,377,876
                                             ---------   ---------   -----------   -----------
Contract owners' equity end of period ....   4,580,456   1,521,407   157,664,036   126,681,997
                                             =========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................     195,852          --    14,568,854    13,426,670
                                             ---------   ---------   -----------   -----------
   Units purchased .......................     365,306     200,381     3,946,749     1,577,962
   Units redeemed ........................    (119,790)     (4,529)   (3,025,696)     (435,778)
                                             ---------   ---------   -----------   -----------
   Ending units ..........................     441,368     195,852    15,489,907    14,568,854
                                             =========   =========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      GVITSMdCpGr                    GVITMyMkt
                                             --------------------------   -----------------------------
                                                 2003           2002           2003           2002
                                             ------------   -----------   -------------   -------------
Investment activity:
   Net investment income (loss) ..........   $   (994,278)   (1,079,513)     (5,458,340)       (180,738)
   Realized gain (loss) on investments ...     (7,045,441)  (60,380,504)             --      (2,774,657)
   Change in unrealized gain (loss)
      on investments .....................     33,794,357    14,240,706              --        (282,443)
   Reinvested capital gains ..............             --            --              --              --
                                             ------------   -----------   -------------   -------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     25,754,638   (47,219,311)     (5,458,340)     (3,237,838)
                                             ------------   -----------   -------------   -------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      6,842,183    13,277,854     198,004,954     543,408,437
   Transfers between funds ...............      8,645,331   (17,916,499)   (225,045,550)     11,284,018
   Redemptions (note 3) ..................     (6,907,931)   (8,782,913)   (390,885,218)   (757,533,053)
   Annuity benefits ......................         (4,331)       (8,712)       (289,885)       (127,756)
   Annual contract maintenance charges
      (note 2) ...........................         (4,310)       (4,817)         (9,858)         (8,361)
   Contingent deferred sales charges
      (note 2) ...........................       (150,205)     (180,208)     (4,427,228)     (6,157,984)
   Adjustments to maintain reserves ......        (48,906)      (18,550)       (251,494)        155,076
                                             ------------   -----------   -------------   -------------
         Net equity transactions .........      8,371,831   (13,633,845)   (422,904,279)   (208,979,623)
                                             ------------   -----------   -------------   -------------

Net change in contract owners' equity ....     34,126,469   (60,853,156)   (428,362,619)   (212,217,461)
Contract owners' equity beginning
   of period .............................     62,884,230   123,737,386   1,122,333,902   1,334,551,363
                                             ------------   -----------   -------------   -------------
Contract owners' equity end of period ....   $ 97,010,699    62,884,230     693,971,283   1,122,333,902
                                             ============   ===========   =============   =============

CHANGES IN UNITS:
   Beginning units .......................      8,014,482     9,802,628      98,379,110     117,529,505
                                             ------------   -----------   -------------   -------------
   Units purchased .......................     12,755,438     1,769,000     315,059,467      52,369,100
   Units redeemed ........................    (11,848,809)   (3,557,146)   (352,393,727)    (71,519,495)
                                             ------------   -----------   -------------   -------------
   Ending units ..........................      8,921,111     8,014,482      61,044,850      98,379,110
                                             ============   ===========   =============   =============

                                                      GVITNWFund               GVITNWFund2
                                             --------------------------   -------------------
                                                 2003          2002          2003      2002
                                             -----------   ------------   ---------   -------
Investment activity:
   Net investment income (loss) ..........    (2,176,740)    (1,151,662)    (26,501)       86
   Realized gain (loss) on investments ...   (51,046,654)   (87,860,366)     14,269       178
   Change in unrealized gain (loss)
      on investments .....................   147,784,824     (5,497,512)    450,162   (18,750)
   Reinvested capital gains ..............            --             --          --        --
                                             -----------   ------------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    94,561,430    (94,509,540)    437,930   (18,486)
                                             -----------   ------------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    17,577,258     44,544,159   1,424,828   779,239
   Transfers between funds ...............   (10,001,644)   (30,049,924)    (80,775)   15,477
   Redemptions (note 3) ..................   (34,837,718)   (53,462,694)   (101,088)   (9,043)
   Annuity benefits ......................       (97,604)       (83,210)         --        --
   Annual contract maintenance charges
      (note 2) ...........................       (21,097)       (22,751)         --        --
   Contingent deferred sales charges
      (note 2) ...........................      (672,237)      (878,321)     (2,118)       --
   Adjustments to maintain reserves ......        29,072        (58,982)       (123)      (10)
                                             -----------   ------------   ---------   -------
         Net equity transactions .........   (28,023,970)   (40,011,723)  1,240,724   785,663
                                             -----------   ------------   ---------   -------

Net change in contract owners' equity ....    66,537,460   (134,521,263)  1,678,654   767,177
Contract owners' equity beginning
   of period .............................   381,753,597    516,274,860     767,177        --
                                             -----------   ------------   ---------   -------
Contract owners' equity end of period ....   448,291,057    381,753,597   2,445,831   767,177
                                             ===========   ============   =========   =======

CHANGES IN UNITS:
   Beginning units .......................    43,675,677     48,260,088      95,189        --
                                             -----------   ------------   ---------   -------
   Units purchased .......................     4,469,689      5,240,359     175,561    96,260
   Units redeemed ........................    (7,477,894)    (9,824,770)    (27,088)   (1,071)
                                             -----------   ------------   ---------   -------
   Ending units ..........................    40,667,472     43,675,677     243,662    95,189
                                             ===========   ============   =========   =======

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GVITLead              GVITLead3
                                             ---------------   -----------------------
                                               2003     2002      2003         2002
                                             -------   -----   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   (32)      7      (60,744)     (21,594)
   Realized gain (loss) on investments ...       (90)     --       28,756   (1,092,083)
   Change in unrealized gain (loss)
      on investments .....................       845      19    1,207,972     (140,138)
   Reinvested capital gains ..............        --      --           --           --
                                             -------   -----   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       723      26    1,175,984   (1,253,815)
                                             -------   -----   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     2,861   2,952      876,601    1,158,016
   Transfers between funds ...............        --      --   (1,406,167)   7,059,864
   Redemptions (note 3) ..................    (2,829)     --     (512,147)    (779,809)
   Annuity benefits ......................      (240)     --           --           --
   Annual contract maintenance charges
      (note 2) ...........................        --      --          (83)         (22)
   Contingent deferred sales charges
      (note 2) ...........................        --      --       (5,296)     (21,474)
   Adjustments to maintain reserves ......         7      (3)        (506)       2,254
                                             -------   -----   ----------   ----------
         Net equity transactions .........      (201)  2,949   (1,047,598)   7,418,829
                                             -------   -----   ----------   ----------

Net change in contract owners' equity ....       522   2,975      128,386    6,165,014
Contract owners' equity beginning
   of period .............................     2,975      --    6,165,014           --
                                             -------   -----   ----------   ----------
Contract owners' equity end of period ....   $ 3,497   2,975    6,293,400    6,165,014
                                             =======   =====   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................       355      --      675,300           --
                                             -------   -----   ----------   ----------
   Units purchased .......................       362     355      357,913      733,827
   Units redeemed ........................      (380)     --     (477,440)     (58,527)
                                             -------   -----   ----------   ----------
   Ending units ..........................       337     355      555,773      675,300
                                             =======   =====   ==========   ==========

                                                    GVITNStrVal               GVITSmCapGr
                                             -----------------------   -------------------------
                                                2003         2002          2003         2002
                                             ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (115,155)    (146,315)   (1,079,419)   (1,042,884)
   Realized gain (loss) on investments ...     (587,126)  (1,057,941)    1,114,567   (20,429,430)
   Change in unrealized gain (loss)
      on investments .....................    4,323,916   (3,386,730)   23,912,585   (16,058,574)
   Reinvested capital gains ..............           --           --            --            --
                                             ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    3,621,635   (4,590,986)   23,947,733   (37,530,888)
                                             ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      183,538      168,286     7,770,156    23,240,562
   Transfers between funds ...............     (611,534)  (1,737,375)    6,808,129   (11,284,457)
   Redemptions (note 3) ..................     (810,958)  (1,732,203)   (6,450,435)   (7,587,880)
   Annuity benefits ......................       (2,983)      (2,464)      (11,086)       (7,271)
   Annual contract maintenance charges
      (note 2) ...........................         (245)        (279)       (2,115)       (1,897)
   Contingent deferred sales charges
      (note 2) ...........................       (5,380)     (37,340)     (166,806)     (174,985)
   Adjustments to maintain reserves ......       11,334      (18,622)      (18,699)      (49,095)
                                             ----------   ----------   -----------   -----------
         Net equity transactions .........   (1,236,228)  (3,359,997)    7,929,144     4,134,977
                                             ----------   ----------   -----------   -----------

Net change in contract owners' equity ....    2,385,407   (7,950,983)   31,876,877   (33,395,911)
Contract owners' equity beginning
   of period .............................   10,832,478   18,783,461    70,828,687   104,224,598
                                             ----------   ----------   -----------   -----------
Contract owners' equity end of period ....   13,217,885   10,832,478   102,705,564    70,828,687
                                             ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................    1,421,331    1,814,381     7,239,678     7,019,483
                                             ----------   ----------   -----------   -----------
   Units purchased .......................      174,295       20,036    14,899,505       318,872
   Units redeemed ........................     (340,000)    (413,086)  (14,217,407)      (98,677)
                                             ----------   ----------   -----------   -----------
   Ending units ..........................    1,255,626    1,421,331     7,921,776     7,239,678
                                             ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GVITSmCapGr2              GVITSmCapVal
                                             --------------------   --------------------------
                                                2003       2002         2003          2002
                                             ----------   -------   -----------   ------------
Investment activity:
   Net investment income (loss) ..........   $  (23,187)   (1,516)   (3,926,547)    (3,962,039)
   Realized gain (loss) on investments ...      (16,435)    3,505   (28,435,099)   (52,629,052)
   Change in unrealized gain (loss)
      on investments .....................      405,858   (10,045)  180,413,361    (74,016,267)
   Reinvested capital gains ..............           --        --            --      8,654,804
                                             ----------   -------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      366,236    (8,056)  148,051,715   (121,952,554)
                                             ----------   -------   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    1,047,997   457,548    27,102,458     86,691,031
   Transfers between funds ...............      123,652       334       872,900    (24,609,301)
   Redemptions (note 3) ..................      (34,739)   (3,788)  (25,048,350)   (35,037,161)
   Annuity benefits ......................           --        --       (46,884)       (39,728)
   Annual contract maintenance charges
      (note 2) ...........................           --        --        (8,001)        (7,389)
   Contingent deferred sales charges
      (note 2) ...........................         (473)       --      (509,639)      (603,080)
   Adjustments to maintain reserves ......       (1,892)      (11)       (3,225)       (69,547)
                                             ----------   -------   -----------   ------------
         Net equity transactions .........    1,134,545   454,083     2,359,259     26,324,825
                                             ----------   -------   -----------   ------------

Net change in contract owners' equity ....    1,500,781   446,027   150,410,974    (95,627,729)
Contract owners' equity beginning
   of period .............................      446,027        --   288,055,124    383,682,853
                                             ----------   -------   -----------   ------------
Contract owners' equity end of period ....   $1,946,808   446,027   438,466,098    288,055,124
                                             ==========   =======   ===========   ============

CHANGES IN UNITS:
   Beginning units .......................       62,244        --    20,923,018     20,396,752
                                             ----------   -------   -----------   ------------
   Units purchased .......................      160,012    62,755    17,161,745        740,770
   Units redeemed ........................      (15,957)     (511)  (17,660,763)      (214,504)
                                             ----------   -------   -----------   ------------
   Ending units ..........................      206,299    62,244    20,424,000     20,923,018
                                             ==========   =======   ===========   ============

                                                GVITSmCapVal2             GVITSmComp
                                             -------------------   -------------------------
                                                2003       2002        2003          2002
                                             ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........     (31,857)   (2,437)   (3,001,469)   (2,911,457)
   Realized gain (loss) on investments ...      22,450    (1,939)   (9,842,659)   (6,708,595)
   Change in unrealized gain (loss)
      on investments .....................     874,628    17,135    99,894,575   (42,174,252)
   Reinvested capital gains ..............          --        --            --            --
                                             ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     865,221    12,759    87,050,447   (51,794,304)
                                             ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,085,123   637,653    21,597,338    48,948,367
   Transfers between funds ...............     432,265     2,075       780,511    (8,294,587)
   Redemptions (note 3) ..................     (73,049)   (3,939)  (19,124,466)  (31,599,380)
   Annuity benefits ......................          --        --       (43,782)      (46,896)
   Annual contract maintenance charges
      (note 2) ...........................          --        --        (5,431)       (5,100)
   Contingent deferred sales charges
      (note 2) ...........................        (682)       --      (366,956)     (380,528)
   Adjustments to maintain reserves ......         (58)       (7)      (45,430)     (195,208)
                                             ---------   -------   -----------   -----------
         Net equity transactions .........   1,443,599   635,782     2,791,784     8,426,668
                                             ---------   -------   -----------   -----------

Net change in contract owners' equity ....   2,308,820   648,541    89,842,231   (43,367,636)
Contract owners' equity beginning
   of period .............................     648,541        --   221,409,467   264,777,103
                                             ---------   -------   -----------   -----------
Contract owners' equity end of period ....   2,957,361   648,541   311,251,698   221,409,467
                                             =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      91,515        --    17,985,000    17,761,358
                                             ---------   -------   -----------   -----------
   Units purchased .......................     211,028    92,075    14,339,738       324,067
   Units redeemed ........................     (31,198)     (560)  (14,264,294)     (100,425)
                                             ---------   -------   -----------   -----------
   Ending units ..........................     271,345    91,515    18,060,444    17,985,000
                                             =========   =======   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITSmComp2            GVITTGroFoc          GVITTGroFoc3        GVITUSGro
                                            ---------------------  ---------------------  --------------------  ------------
                                               2003        2002       2003       2002        2003       2002     2003   2002
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ----
Investment activity:
   Net investment income (loss) ..........  $  (53,175)    (4,204)   (19,402)    (59,842)   (33,994)    (4,202)   (217)  --
   Realized gain (loss) on investments ...       8,658       (422)  (171,522) (2,042,773)   258,816    (52,800)    541   --
   Change in unrealized gain (loss)
      on investments .....................   1,089,488     (9,604)   857,450  (1,016,367)   764,906    (66,136)  1,870   --
   Reinvested capital gains ..............          --         --         --          --         --         --   3,768   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   1,044,971    (14,230)   666,526  (3,118,982)   989,728   (123,138)  5,962   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........   1,862,061  1,201,137        544     210,548    346,140     38,083  62,605   --
  Transfers between funds ................     219,503     25,595   (343,412) (1,962,154) 3,139,277  1,090,035   4,402   --
   Redemptions (note 3) ..................    (124,151)   (12,694)  (132,393)   (725,344)  (201,411)   (20,926) (5,032)  --
   Annuity benefits ......................          --         --       (235)       (250)        --         --  (1,765)  --
   Annual contract maintenance charges
      (note 2) ...........................          --         --        (79)        (94)       (19)        (5)     --   --
   Contingent deferred sales charges
      (note 2) ...........................      (1,665)      (206)    (3,403)    (19,780)    (2,780)    (1,011)    (12)  --
   Adjustments to maintain reserves ......        (132)       (28)    (3,280)       (487)       210       (123) 26,270   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
         Net equity transactions .........   1,955,616  1,213,804   (482,258) (2,497,561) 3,281,417  1,106,053  86,468   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---

Net change in contract owners' equity ....   3,000,587  1,199,574    184,268  (5,616,543) 4,271,145    982,915  92,430   --
Contract owners' equity beginning
   of period .............................   1,199,574         --  1,590,914   7,207,457    982,915         --      --   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
Contract owners' equity end of period ....  $4,200,161  1,199,574  1,775,182   1,590,914  5,254,060    982,915  92,430   --
                                            ==========  =========  =========  ==========  =========  =========  ======  ===

CHANGES IN UNITS:
   Beginning units .......................     153,778         --    750,449   1,938,798    131,153         --      --   --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
   Units purchased .......................     262,307    155,353     17,018     101,013    575,628    133,542   1,022   --
   Units redeemed ........................     (26,087)    (1,575)  (208,259) (1,289,362)  (235,193)    (2,389)   (447)  --
                                            ----------  ---------  ---------  ----------  ---------  ---------  ------  ---
   Ending units ..........................     389,998    153,778    559,208     750,449    471,588    131,153     575   --
                                            ==========  =========  =========  ==========  =========  =========  ======  ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   GVITUSGro3              GVITVKMultiSec
                                            -----------------------   -------------------------
                                                2003         2002         2003         2002
                                            -----------   ---------   -----------   -----------
Investment activity:
   Net investment income (loss) .........   $  (274,730)    (29,096)    6,933,689     6,212,497
   Realized gain (loss) on investments...       (42,764)   (438,112)    1,250,745    (1,024,306)
   Change in unrealized gain (loss)
      on investments ....................     4,809,529    (381,084)    8,910,527     2,809,117
   Reinvested capital gains .............     2,777,953          --            --            --
                                            -----------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     7,269,988    (848,292)   17,094,961     7,997,308
                                            -----------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     3,338,950   1,245,400    17,430,399    25,614,898
   Transfers between funds ..............    29,323,610   3,888,820    (9,170,004)   23,807,959
   Redemptions (note 3) .................    (1,435,925)   (343,173)  (18,439,797)  (16,115,579)
   Annuity benefits .....................            --          --       (41,189)      (25,243)
   Annual contract maintenance charges
      (note 2) ..........................           (82)         --          (984)         (511)
   Contingent deferred sales charges
      (note 2) ..........................       (17,923)     (7,184)     (347,408)     (284,522)
   Adjustments to maintain reserves .....        21,885      (3,457)       29,817        74,179
                                            -----------   ---------   -----------   -----------
         Net equity transactions ........    31,230,515   4,780,406   (10,539,166)   33,071,181
                                            -----------   ---------   -----------   -----------

Net change in contract owners' equity ...    38,500,503   3,932,114     6,555,795    41,068,489
Contract owners' equity beginning
   of period ............................     3,932,114          --   163,641,319   122,572,830
                                            -----------   ---------   -----------   -----------
Contract owners' equity end of period ...   $42,432,617   3,932,114   170,197,114   163,641,319
                                            ===========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................       525,137          --    13,884,968    11,028,888
                                            -----------   ---------   -----------   -----------
   Units purchased ......................     4,728,501     558,038     6,918,553     3,558,376
   Units redeemed .......................    (1,487,405)    (32,901)   (7,770,512)     (702,296)
                                            -----------   ---------   -----------   -----------
   Ending units .........................     3,766,233     525,137    13,033,009    13,884,968
                                            ===========   =========   ===========   ===========

                                                     GVITWLead             GVITWLead3
                                            -------------------------   ----------------
                                               2003          2002         2003      2002
                                            -----------   -----------   ---------   ----
Investment activity:
   Net investment income (loss) .........      (260,018)        5,072     (33,867)   --
   Realized gain (loss) on investments ..      (496,231)   (5,648,855)    137,431    --
   Change in unrealized gain (loss)
      on investments ....................     7,452,657    (1,865,555)    785,310    --
   Reinvested capital gains .............            --            --          --    --
                                            -----------   -----------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     6,696,408    (7,509,338)    888,874    --
                                            -----------   -----------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       820,262     2,394,788     698,011    --
   Transfers between funds ..............    (5,324,646)   (4,412,557)  4,497,919    --
   Redemptions (note 3) .................    (1,734,655)   (3,185,403)   (229,734)   --
   Annuity benefits .....................          (506)       (1,285)       (244)   --
   Annual contract maintenance charges
      (note 2) ..........................          (603)         (635)        (15)   --
   Contingent deferred sales charges
      (note 2) ..........................       (30,795)      (47,722)     (4,777)   --
   Adjustments to maintain reserves .....        (6,525)       16,684       2,924    --
                                            -----------   -----------   ---------   ---
         Net equity transactions ........    (6,277,468)   (5,236,130)  4,964,084    --
                                            -----------   -----------   ---------   ---

Net change in contract owners' equity ...       418,940   (12,745,468)  5,852,958    --
Contract owners' equity beginning
   of period ............................    22,665,604    35,411,072          --    --
                                            -----------   -----------   ---------   ---
Contract owners' equity end of period ...    23,084,544    22,665,604   5,852,958    --
                                            ===========   ===========   =========   ===

CHANGES IN UNITS:
   Beginning units ......................     3,092,482     3,514,002          --    --
                                            -----------   -----------   ---------   ---
   Units purchased ......................     9,296,542       194,007     533,028    --
   Units redeemed .......................   (10,083,554)     (615,527)   (102,411)   --
                                            -----------   -----------   ---------   ---
   Ending units .........................     2,305,470     3,092,482     430,617    --
                                            ===========   ===========   =========   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 JanBal              JanCapAp
                                            --------------   --------------------------
                                              2003    2002      2003           2002
                                            -------   ----   -----------   ------------
Investment activity:
   Net investment income (loss) .........   $    (1)   --     (2,349,369)    (2,667,812)
   Realized gain (loss) on investments ..        --    --    (49,264,386)   (73,097,754)
   Change in unrealized gain (loss)
      on investments ....................        23    --     90,961,579     22,103,179
   Reinvested capital gains .............        --    --             --             --
                                            -------   ---    -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................        22    --     39,347,824    (53,662,387)
                                            -------   ---    -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    18,052    --     14,590,082     31,790,317
   Transfers between funds ..............        --    --    (26,421,967)   (49,778,082)
   Redemptions (note 3) .................        --    --    (18,190,554)   (31,016,420)
   Annuity benefits .....................       (82)   --        (34,413)       (33,073)
   Annual contract maintenance charges
      (note 2) ..........................        --    --         (6,351)        (6,516)
   Contingent deferred sales charges
      (note 2) ..........................        --    --       (435,621)      (610,387)
   Adjustments to maintain reserves .....        (4)   --        (36,487)      (133,680)
                                            -------   ---    -----------   ------------
         Net equity transactions ........    17,966    --    (30,535,311)   (49,787,841)
                                            -------   ---    -----------   ------------

Net change in contract owners' equity ...    17,988    --      8,812,513   (103,450,228)
Contract owners' equity beginning
   of period ............................        --    --    228,526,525    331,976,753
                                            -------   ---    -----------   ------------
Contract owners' equity end of period ...   $17,988    --    237,339,038    228,526,525
                                            =======   ===    ===========   ============

CHANGES IN UNITS:
   Beginning units ......................        --    --     38,006,657     45,531,568
                                            -------   ---    -----------   ------------
   Units purchased ......................     1,744    --     20,321,346      4,881,610
   Units redeemed .......................        --    --    (25,048,881)   (12,406,521)
                                            -------   ---    -----------   ------------
   Ending units .........................     1,744    --     33,279,122     38,006,657
                                            =======   ===    ===========   ============

                                                   JanGlTechS2              JanGlTech
                                            -----------------------   -------------------------
                                               2003         2002         2003          2002
                                            ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) .........     (216,287)     (66,075)     (722,039)   (1,157,006)
   Realized gain (loss) on investments ..     (435,847)    (202,646)   (4,956,176)  (56,386,664)
   Change in unrealized gain (loss)
      on investments ....................    7,053,682   (1,754,402)   27,225,442     2,517,341
   Reinvested capital gains .............           --           --            --            --
                                            ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    6,401,548   (2,023,123)   21,547,227   (55,026,329)
                                            ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    4,272,680    4,636,599       133,552     5,685,348
   Transfers between funds ..............    1,415,543    9,750,614    (9,932,384)  (35,085,106)
   Redemptions (note 3) .................   (1,916,209)    (979,337)   (4,038,158)   (8,871,610)
   Annuity benefits .....................           --           --        (6,921)       (6,159)
   Annual contract maintenance charges
      (note 2) ..........................         (655)        (196)       (3,303)       (4,016)
   Contingent deferred sales charges
      (note 2) ..........................      (34,047)     (12,146)     (139,586)     (172,313)
   Adjustments to maintain reserves .....      211,869      118,256      (272,838)      (69,097)
                                            ----------   ----------   -----------   -----------
         Net equity transactions ........    3,949,181   13,513,790   (14,259,638)  (38,522,953)
                                            ----------   ----------   -----------   -----------

Net change in contract owners' equity....   10,350,729   11,490,667     7,287,589   (93,549,282)
Contract owners' equity beginning
   of period ............................   11,490,667           --    56,463,096   150,012,378
                                            ----------   ----------   -----------   -----------
Contract owners' equity end of period ...   21,841,396   11,490,667    63,750,685    56,463,096
                                            ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................    1,620,570           --    24,072,809    37,284,126
                                            ----------   ----------   -----------   -----------
   Units purchased ......................    1,564,428    1,723,852        66,215     1,962,588
   Units redeemed .......................   (1,065,047)    (103,282)   (5,351,122)  (15,173,905)
                                            ----------   ----------   -----------   -----------
   Ending units .........................    2,119,951    1,620,570    18,787,902    24,072,809
                                            ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   JanIntGroS2                   JanIntGro
                                             ------------------------   --------------------------
                                                 2003         2002          2003          2002
                                             -----------   ----------   -----------   ------------
Investment activity:
   Net investment income (loss) ..........   $  (111,044)    (112,144)     (317,182)    (1,213,751)
   Realized gain (loss) on investments ...      (494,587)    (139,387)   (7,591,002)    (7,314,177)
   Change in unrealized gain (loss)
      on investments .....................    13,652,619   (3,867,867)   41,091,664    (46,250,031)
   Reinvested capital gains ..............            --           --            --             --
                                             -----------   ----------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    13,046,988   (4,119,398)   33,183,480    (54,777,959)
                                             -----------   ----------   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     9,284,321   12,847,414       397,046     13,072,787
   Transfers between funds ...............     1,112,832   24,008,604   (21,895,837)   (61,242,055)
   Redemptions (note 3) ..................    (2,996,494)  (2,262,906)   (7,976,206)   (16,933,151)
   Annuity benefits ......................        (1,967)          --       (17,149)       (28,671)
   Annual contract maintenance charges
      (note 2) ...........................        (1,110)        (276)       (5,315)        (6,886)
   Contingent deferred sales charges
      (note 2) ...........................       (56,473)     (18,796)     (235,758)      (285,148)
   Adjustments to maintain reserves ......       319,161      131,310      (422,330)      (258,998)
                                             -----------   ----------   -----------   ------------
         Net equity transactions .........     7,660,270   34,705,350   (30,155,549)   (65,682,122)
                                             -----------   ----------   -----------   ------------

Net change in contract owners' equity ....    20,707,258   30,585,952     3,027,931   (120,460,081)
Contract owners' equity beginning
   of period .............................    30,585,952           --   123,498,242    243,958,323
                                             -----------   ----------   -----------   ------------
Contract owners' equity end of period ....   $51,293,210   30,585,952   126,526,173    123,498,242
                                             ===========   ==========   ===========   ============

CHANGES IN UNITS:
   Beginning units .......................     3,951,071           --    22,978,097     33,201,893
                                             -----------   ----------   -----------   ------------
   Units purchased .......................     2,443,957    4,179,628        90,572      2,052,973
   Units redeemed ........................    (1,407,036)    (228,557)   (5,386,908)   (12,276,769)
                                             -----------   ----------   -----------   ------------
   Ending units ..........................     4,987,992    3,951,071    17,681,761     22,978,097
                                             ===========   ==========   ===========   ============

                                                JanRMgLgCap          MFSMidCapGrS
                                             ----------------   ---------------------
                                                2003     2002      2003        2002
                                             ---------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..........      (2,063)    --     (52,820)     (4,277)
   Realized gain (loss) on investments ...       1,672     --      21,080        (397)
   Change in unrealized gain (loss)
      on investments .....................      76,003     --     897,208     (14,376)
   Reinvested capital gains ..............          --     --          --          --
                                             ---------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      75,612     --     865,468     (19,050)
                                             ---------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     247,072     --   1,887,800   1,335,253
   Transfers between funds ...............     819,121     --     101,936      10,717
   Redemptions (note 3) ..................      (4,788)    --    (110,629)     (2,567)
   Annuity benefits ......................          --     --          --          --
   Annual contract maintenance charges
      (note 2) ...........................          --     --          --          --
   Contingent deferred sales charges
      (note 2) ...........................        (127)    --      (1,763)         --
   Adjustments to maintain reserves ......          28     --         (66)        (35)
                                             ---------    ---   ---------   ---------
         Net equity transactions .........   1,061,306     --   1,877,278   1,343,368
                                             ---------    ---   ---------   ---------

Net change in contract owners' equity ....   1,136,918     --   2,742,746   1,324,318
Contract owners' equity beginning
   of period .............................          --     --   1,324,318          --
                                             ---------    ---   ---------   ---------
Contract owners' equity end of period ....   1,136,918     --   4,067,064   1,324,318
                                             =========    ===   =========   =========

CHANGES IN UNITS:
   Beginning units .......................          --     --     187,101          --
                                             ---------    ---   ---------   ---------
   Units purchased .......................     108,929     --     291,263     187,457
   Units redeemed ........................     (15,753)    --     (50,088)       (356)
                                             ---------    ---   ---------   ---------
   Ending units ..........................      93,176     --     428,276     187,101
                                             =========    ===   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  MFSNewDiscS              MFSValS
                                             --------------------   ---------------------
                                                2003        2002       2003        2002
                                             ----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $  (24,150)   (1,532)    (39,841)     (2,816)
   Realized gain (loss) on investments ...        9,610        (9)      2,111         562
   Change in unrealized gain (loss)
      on investments .....................      408,079    (9,765)    633,192      (7,250)
   Reinvested capital gains ..............           --        --          --          --
                                             ----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      393,539   (11,306)    595,462      (9,504)
                                             ----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      967,544   421,119   1,540,987   1,063,444
   Transfers between funds ...............      259,453       314     228,529      (1,123)
   Redemptions (note 3) ..................      (25,632)     (345)    (55,640)       (708)
   Annuity benefits ......................           --        --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --        --          --          --
   Contingent deferred sales charges
      (note 2) ...........................         (103)       --      (1,039)         --
   Adjustments to maintain reserves ......          (60)      (12)        (82)        (26)
                                             ----------   -------   ---------   ---------
         Net equity transactions .........    1,201,202   421,076   1,712,755   1,061,587
                                             ----------   -------   ---------   ---------

Net change in contract owners' equity ....    1,594,741   409,770   2,308,217   1,052,083
Contract owners' equity beginning
   of period .............................      409,770        --   1,052,083          --
                                             ----------   -------   ---------   ---------
Contract owners' equity end of period ....   $2,004,511   409,770   3,360,300   1,052,083
                                             ==========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................       55,031        --     126,768          --
                                             ----------   -------   ---------   ---------
   Units purchased .......................      161,384    55,076     218,121     126,986
   Units redeemed ........................      (10,974)      (45)    (14,074)       (218)
                                             ----------   -------   ---------   ---------
   Ending units ..........................      205,441    55,031     330,815     126,768
                                             ==========   =======   =========   =========

                                                  NBAMTFasc            NBAMTFocus
                                             -------------------   -----------------
                                                2003       2002      2003      2002
                                             ---------   -------   -------   -------
Investment activity:
   Net investment income (loss) ..........     (19,068)   (1,345)  (10,525)     (404)
   Realized gain (loss) on investments ...      90,322      (313)   54,631       526
   Change in unrealized gain (loss)
      on investments .....................     204,154     1,358   263,714      (413)
   Reinvested capital gains ..............         709        --     5,724        --
                                             ---------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     276,117      (300)  313,544      (291)
                                             ---------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     834,353   332,916   423,429    76,270
   Transfers between funds ...............     182,184        42   123,540    43,017
   Redemptions (note 3) ..................     (44,649)     (893)   (4,878)       --
   Annuity benefits ......................          --        --        --        --
   Annual contract maintenance charges
      (note 2) ...........................          --        --        --        --
   Contingent deferred sales charges
      (note 2) ...........................      (1,046)       --       (36)       --
   Adjustments to maintain reserves ......         (80)      (12)       20        (9)
                                             ---------   -------   -------   -------
         Net equity transactions .........     970,762   332,053   542,075   119,278
                                             ---------   -------   -------   -------

Net change in contract owners' equity ....   1,246,879   331,753   855,619   118,987
Contract owners' equity beginning
   of period .............................     331,753        --   118,987        --
                                             ---------   -------   -------   -------
Contract owners' equity end of period ....   1,578,632   331,753   974,606   118,987
                                             =========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units .......................      33,884        --    10,974        --
                                             ---------   -------   -------   -------
   Units purchased .......................     147,734    33,975    51,725    10,974
   Units redeemed ........................     (50,425)      (91)  (14,629)       --
                                             ---------   -------   -------   -------
   Ending units ..........................     131,193    33,884    48,070    10,974
                                             =========   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    NBAMTGuard               NBAMTLMat
                                            --------------------------   -----------------
                                                2003           2002         2003      2002
                                            ------------   -----------   ----------   ----
Investment activity:
   Net investment income (loss) .........   $   (304,811)     (520,804)     769,047     --
   Realized gain (loss) on investments...     (8,908,007)  (14,519,428)    (113,156)    --
   Change in unrealized gain (loss)
      on investments ....................     36,216,891   (21,242,510)    (438,554)    --
   Reinvested capital gains .............             --            --           --     --
                                            ------------   -----------   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     27,004,073   (36,282,742)     217,337     --
                                            ------------   -----------   ----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,515,769    24,946,350    3,091,955     --
   Transfers between funds ..............     (2,989,590)   (9,627,997)  23,207,424     --
   Redemptions (note 3) .................     (8,051,225)   (9,836,701)  (2,571,754)    --
   Annuity benefits .....................        (11,483)      (12,657)        (306)    --
   Annual contract maintenance charges
      (note 2) ..........................         (2,372)       (2,516)          (3)    --
   Contingent deferred sales charges
      (note 2) ..........................       (129,087)     (138,384)     (63,772)    --
   Adjustments to maintain reserves .....        (40,744)      (33,467)    (173,152)    --
                                            ------------   -----------   ----------    ---
         Net equity transactions ........     (4,708,732)    5,294,628   23,490,392     --
                                            ------------   -----------   ----------    ---

Net change in contract owners' equity ...     22,295,341   (30,988,114)  23,707,729     --
Contract owners' equity beginning
   of period ............................     89,521,392   120,509,506           --     --
                                            ------------   -----------   ----------    ---
Contract owners' equity end of period ...   $111,816,733    89,521,392   23,707,729     --
                                            ============   ===========   ==========    ===
CHANGES IN UNITS:
   Beginning units ......................      8,581,564     8,329,535           --     --
                                            ------------   -----------   ----------    ---
   Units purchased ......................      3,680,997       362,490    3,857,895     --
   Units redeemed .......................     (4,030,555)     (110,461)  (1,516,256)    --
                                            ------------   -----------   ----------    ---
   Ending units .........................      8,232,006     8,581,564    2,341,639     --
                                            ============   ===========   ==========    ===

                                                     NBAMTMCGr                   NBAMTPart
                                            --------------------------   -------------------------
                                                2003          2002           2003          2002
                                            -----------   ------------   -----------   -----------
Investment activity:
   Net investment income (loss) .........    (1,958,055)    (2,343,135)   (1,101,157)     (571,043)
   Realized gain (loss) on investments...   (16,191,261)   (48,800,972)    7,364,991   (31,412,862)
   Change in unrealized gain (loss)
      on investments ....................    55,761,998    (23,959,811)   21,274,751       934,177
   Reinvested capital gains .............            --             --            --            --
                                            -----------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    37,612,682    (75,103,918)   27,538,585   (31,049,728)
                                            -----------   ------------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    12,416,328     30,580,899     5,095,634    12,132,256
   Transfers between funds ..............    (6,284,540)   (35,963,337)    8,744,665    (7,496,643)
   Redemptions (note 3) .................   (13,686,147)   (19,882,635)  (10,103,709)  (11,338,641)
   Annuity benefits .....................       (27,973)       (26,714)      (10,690)      (24,535)
   Annual contract maintenance charges
      (note 2) ..........................        (5,848)        (6,567)       (1,424)       (1,451)
   Contingent deferred sales charges
      (note 2) ..........................      (325,888)      (367,462)     (145,058)     (182,275)
   Adjustments to maintain reserves .....       (46,222)      (105,740)      170,209        (1,253)
                                            -----------   ------------   -----------   -----------
         Net equity transactions ........    (7,960,290)   (25,771,556)    3,749,627    (6,912,542)
                                            -----------   ------------   -----------   -----------

Net change in contract owners' equity ...    29,652,392   (100,875,474)   31,288,212   (37,962,270)
Contract owners' equity beginning
   of period ............................   148,133,620    249,009,094    81,429,104   119,391,374
                                            -----------   ------------   -----------   -----------
Contract owners' equity end of period ...   177,786,012    148,133,620   112,717,316    81,429,104
                                            ===========   ============   ===========   ===========
CHANGES IN UNITS:
   Beginning units ......................    13,997,826     16,244,793     9,838,338    10,900,243
                                            -----------   ------------   -----------   -----------
   Units purchased ......................    14,134,653      2,719,734    16,480,916     1,922,012
   Units redeemed .......................   (14,822,060)    (4,966,701)  (16,198,404)   (2,983,917)
                                            -----------   ------------   -----------   -----------
   Ending units .........................    13,310,419     13,997,826    10,120,850     9,838,338
                                            ===========   ============   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     OppAggGro                     OppCapAp
                                            ---------------------------   --------------------------
                                                2003           2002           2003          2002
                                            ------------   ------------   -----------   ------------
Investment activity:
   Net investment income (loss) .........   $ (2,178,625)      (956,123)   (3,358,246)    (2,514,944)
   Realized gain (loss) on investments...    (26,662,914)   (33,300,199)  (79,698,258)   (83,606,510)
   Change in unrealized gain (loss)
      on investments ....................     67,607,605    (42,270,037)  189,268,030    (61,873,771)
   Reinvested capital gains .............             --             --            --             --
                                            ------------   ------------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     38,766,066    (76,526,359)  106,211,526   (147,995,225)
                                            ------------   ------------   -----------   ------------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     12,265,555     26,590,464    33,123,301    109,183,529
   Transfers between funds ..............     (3,753,943)   (36,542,421)      (88,303)   (44,660,527)
   Redemptions (note 3) .................    (13,789,781)   (21,262,248)  (30,009,635)   (42,574,255)
   Annuity benefits .....................        (13,751)       (12,540)     (137,467)       (96,696)
   Annual contract maintenance charges
      (note 2) ..........................        (16,720)       (18,513)      (15,116)       (15,537)
   Contingent deferred sales charges
      (note 2) ..........................       (339,861)      (499,617)     (628,668)      (789,429)
   Adjustments to maintain reserves .....        (46,610)       (82,374)      (52,178)      (440,774)
                                            ------------   ------------   -----------   ------------
         Net equity transactions ........     (5,695,111)   (31,827,249)    2,191,934     20,606,311
                                            ------------   ------------   -----------   ------------

Net change in contract owners' equity ...     33,070,955   (108,353,608)  108,403,460   (127,388,914)
Contract owners' equity beginning
   of period ............................    168,931,895    277,285,503   367,308,837    494,697,751
                                            ------------   ------------   -----------   ------------
Contract owners' equity end of period ...   $202,002,850    168,931,895   475,712,297    367,308,837
                                            ============   ============   ===========   ============

CHANGES IN UNITS:
   Beginning units ......................     18,771,046     22,119,714    34,239,324     33,328,767
                                            ------------   ------------   -----------   ------------
   Units purchased ......................     15,840,071      2,852,632    16,539,455      1,314,960
   Units redeemed .......................    (16,568,786)    (6,201,300)  (16,523,545)      (404,403)
                                            ------------   ------------   -----------   ------------
   Ending units .........................     18,042,331     18,771,046    34,255,234     34,239,324
                                            ============   ============   ===========   ============

                                                   OppCapApS                OppGlSec3
                                            -----------------------   ------------------
                                               2003         2002          2003      2002
                                            ----------   ----------   -----------   ----
Investment activity:
   Net investment income (loss) .........      (83,959)     (11,082)     (473,209)    --
   Realized gain (loss) on investments...       33,706         (442)       77,559     --
   Change in unrealized gain (loss)
      on investments ....................    1,502,096      (34,288)   18,123,498     --
   Reinvested capital gains .............           --           --            --     --
                                             ---------    ---------   -----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    1,451,843      (45,812)   17,727,848     --
                                             ---------    ---------   -----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    3,217,012    2,811,922    20,432,201     --
   Transfers between funds ..............       30,519       47,918    68,832,292     --
   Redemptions (note 3) .................     (213,984)     (16,209)   (4,952,827)    --
   Annuity benefits .....................           --           --            --     --
   Annual contract maintenance charges
      (note 2) ..........................           --           --          (219)    --
   Contingent deferred sales charges
      (note 2) ..........................       (3,313)        (314)      (39,883)    --
   Adjustments to maintain reserves .....         (192)         (56)      340,717     --
                                             ---------    ---------   -----------    ---
         Net equity transactions ........    3,030,042    2,843,261    84,612,281     --
                                             ---------    ---------   -----------    ---
Net change in contract owners' equity ...    4,481,885    2,797,449   102,340,129     --
Contract owners' equity beginning
   of period ............................    2,797,449           --            --     --
                                             ---------    ---------   -----------    ---
Contract owners' equity end of period ...    7,279,334    2,797,449   102,340,129     --
                                             =========    =========   ===========    ===

CHANGES IN UNITS:
   Beginning units ......................      357,291           --            --     --
                                             ---------    ---------   -----------    ---
   Units purchased ......................      443,856      359,305     8,327,972     --
   Units redeemed .......................      (76,564)      (2,014)   (1,138,783)    --
                                             ---------    ---------   -----------    ---
   Ending units .........................      724,583      357,291     7,189,189     --
                                             =========    =========   ===========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      OppGlSec                   OppGlSecS
                                             --------------------------   ----------------------
                                                 2003           2002         2003         2002
                                             ------------   -----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..........   $   (511,619)   (1,461,958)     (74,747)    (12,345)
   Realized gain (loss) on investments ...     (2,129,491)  (33,071,876)     199,303      (6,435)
   Change in unrealized gain (loss)
      on investments .....................     67,777,262    (6,927,663)   2,247,010     (80,839)
   Reinvested capital gains ..............             --            --           --          --
                                             ------------   -----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     65,136,152   (41,461,497)   2,371,566     (99,619)
                                             ------------   -----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     13,530,546    74,829,785    2,787,361   3,622,894
   Transfers between funds ...............    (59,561,882)   29,607,157   (1,448,420)     15,796
   Redemptions (note 3) ..................    (11,050,581)  (20,936,134)    (167,744)    (23,136)
   Annuity benefits ......................        (29,447)      (15,678)          --          --
   Annual contract maintenance charges
      (note 2) ...........................         (2,606)       (1,762)          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (231,634)     (402,849)      (3,053)       (304)
   Adjustments to maintain reserves ......       (339,586)     (180,356)        (293)        (67)
                                             ------------   -----------   ----------   ---------
         Net equity transactions .........    (57,685,190)   82,900,163    1,167,851   3,615,183
                                             ------------   -----------   ----------   ---------

Net change in contract owners' equity ....      7,450,962    41,438,666    3,539,417   3,515,564
Contract owners' equity beginning
   of period .............................    186,172,209   144,733,543    3,515,564          --
                                             ------------   -----------   ----------   ---------
Contract owners' equity end of period ....   $193,623,171   186,172,209    7,054,981   3,515,564
                                             ============   ===========   ==========   =========

CHANGES IN UNITS:
   Beginning units .......................     26,384,682    15,482,090      458,129          --
                                             ------------   -----------   ----------   ---------
   Units purchased .......................     70,273,872    12,723,223      425,080     461,024
   Units redeemed ........................    (77,260,349)   (1,820,631)    (227,592)     (2,895)
                                             ------------   -----------   ----------   ---------
   Ending units ..........................     19,398,205    26,384,682      655,617     458,129
                                             ============   ===========   ==========   =========

                                                     OppMSFund                 OppMSFundS
                                             -------------------------   ---------------------
                                                 2003          2002         2003        2002
                                             -----------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........      (953,731)   (1,613,554)    (69,924)     (8,189)
   Realized gain (loss) on investments ...   (32,780,259)  (11,190,573)     12,428        (946)
   Change in unrealized gain (loss)
      on investments .....................   111,900,491   (67,145,146)  1,616,439     (56,306)
   Reinvested capital gains ..............            --            --          --          --
                                             -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    78,166,501   (79,949,273)  1,558,943     (65,441)
                                             -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    26,801,845    68,586,709   4,188,742   2,778,338
   Transfers between funds ...............    13,457,492   (24,648,326)    244,042      10,124
   Redemptions (note 3) ..................   (29,493,034)  (37,246,075)   (196,746)     (9,550)
   Annuity benefits ......................       (49,195)      (71,401)         --          --
   Annual contract maintenance charges
      (note 2) ...........................        (6,772)       (6,645)         --          --
   Contingent deferred sales charges
      (note 2) ...........................      (596,460)     (617,480)     (1,127)       (128)
   Adjustments to maintain reserves ......       (37,532)     (246,939)       (196)        (52)
                                             -----------   -----------   ---------   ---------
         Net equity transactions .........    10,076,344     5,749,843   4,234,715   2,778,732
                                             -----------   -----------   ---------   ---------

Net change in contract owners' equity ....    88,242,845   (74,199,430)  5,793,658   2,713,291
Contract owners' equity beginning
   of period .............................   312,115,840   386,315,270   2,713,291          --
                                             -----------   -----------   ---------   ---------
Contract owners' equity end of period ....   400,358,685   312,115,840   8,506,949   2,713,291
                                             ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................    35,365,474    35,201,321     337,974          --
                                             -----------   -----------   ---------   ---------
   Units purchased .......................    13,960,527       242,020     558,672     339,128
   Units redeemed ........................   (13,237,497)      (77,867)    (43,319)     (1,154)
                                             -----------   -----------   ---------   ---------
   Ending units ..........................    36,088,504    35,365,474     853,327     337,974
                                             ===========   ===========   =========   =========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                              OppMSSmCapS        OppStratBdS
                                             -------------   -------------------
                                              2003    2002      2003       2002
                                             ------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ..........   $   (3)    --      52,111    (2,963)
   Realized gain (loss) on investments ...       --     --      33,065         5
   Change in unrealized gain (loss)
      on investments .....................      130     --     407,735    27,827
   Reinvested capital gains ..............       --     --          --        --
                                             ------    ---   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      127     --     492,911    24,869
                                             ------    ---   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    2,242     --   3,772,854   871,808
   Transfers between funds ...............       --     --     262,919    13,226
   Redemptions (note 3) ..................       --     --    (191,639)   (3,544)
   Annuity benefits ......................      (13)    --          --        --
   Annual contract maintenance charges
      (note 2) ...........................       --     --          --        --
   Contingent deferred sales charges
      (note 2) ...........................       --     --      (1,915)       --
   Adjustments to maintain reserves ......       (7)    --        (192)       40
                                             ------    ---   ---------   -------
         Net equity transactions .........    2,222     --   3,842,027   881,530
                                             ------    ---   ---------   -------

Net change in contract owners' equity ....    2,349     --   4,334,938   906,399
Contract owners' equity beginning
   of period .............................       --     --     906,399        --
                                             ------    ---   ---------   -------
Contract owners' equity end of period ....   $2,349     --   5,241,337   906,399
                                             ======    ===   =========   =======

CHANGES IN UNITS:
   Beginning units .......................       --     --      88,463        --
                                             ------    ---   ---------   -------
   Units purchased .......................      228     --     411,948    88,816
   Units redeemed ........................       --     --     (56,116)     (353)
                                             ------    ---   ---------   -------
   Ending units ..........................      228     --     444,295    88,463
                                             ======    ===   =========   =======

                                                       StOpp2                   VEWrldEMkt
                                             -------------------------   ------------------------
                                                 2003          2002          2003         2002
                                             -----------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........    (2,093,614)   (1,399,233)     (507,847)    (535,932)
   Realized gain (loss) on investments ...   (12,672,278)  (28,887,352)   16,390,403   (1,765,844)
   Change in unrealized gain (loss)
      on investments .....................    69,158,636   (32,251,410)    7,721,999   (3,159,730)
   Reinvested capital gains ..............            --     3,305,823            --           --
                                             -----------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    54,392,744   (59,232,172)   23,604,555   (5,461,506)
                                             -----------   -----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    19,605,060    70,318,455       920,279    5,337,651
   Transfers between funds ...............    (7,405,036)   (8,152,118)   (8,281,311)   1,346,661
   Redemptions (note 3) ..................   (11,248,578)  (14,208,518)   (2,964,238)  (6,296,450)
   Annuity benefits ......................       (19,087)      (13,434)      (13,493)     (11,173)
   Annual contract maintenance charges
      (note 2) ...........................        (3,516)       (2,482)         (981)      (1,051)
   Contingent deferred sales charges
      (note 2) ...........................      (201,993)     (184,861)      (75,529)    (102,363)
   Adjustments to maintain reserves ......       (51,205)      (41,941)      (47,797)     (68,837)
                                             -----------   -----------   -----------   ----------
         Net equity transactions .........       675,645    47,715,101   (10,463,070)     204,438
                                             -----------   -----------   -----------   ----------

Net change in contract owners' equity ....    55,068,389   (11,517,071)   13,141,485   (5,257,068)
Contract owners' equity beginning
   of period .............................   152,147,968   163,665,039    38,616,383   43,873,451
                                             -----------   -----------   -----------   ----------
Contract owners' equity end of period ....   207,216,357   152,147,968    51,757,868   38,616,383
                                             ===========   ===========   ===========   ==========

CHANGES IN UNITS:
   Beginning units .......................    21,318,993    16,359,581     4,715,758    5,140,281
                                             -----------   -----------   -----------   ----------
   Units purchased .......................     8,361,962     6,155,967    50,680,034    6,467,072
   Units redeemed ........................    (8,287,470)   (1,196,555)  (51,230,354)  (6,891,595)
                                             -----------   -----------   -----------   ----------
   Ending units ..........................    21,393,485    21,318,993     4,165,438    4,715,758
                                             ===========   ===========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     VEWrldHAs                 VKCom2               VKEmGr2        VKCorPlus2
                                             -----------------------  ---------------------  ------------------  -------------
                                                 2003        2002        2003        2002       2003      2002     2003   2002
                                             -----------  ----------  ----------  ---------  ---------  -------  -------  ----
Investment activity:
   Net investment income (loss) ..........   $  (149,354)   (137,779)   (142,025)   (15,945)   (37,738)  (3,640)  (1,134)   --
   Realized gain (loss) on investments ...     4,608,992  (3,411,575)     58,441     (3,488)     7,977   (1,067)      (4)   --
   Change in unrealized gain (loss)
      on investments .....................     3,939,885     456,720   3,208,623     84,155    487,756  (58,737)   1,716    --
   Reinvested capital gains ..............            --          --          --         --         --       --      619    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     8,399,523  (3,092,634)  3,125,039     64,722    457,995  (63,444)   1,197    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       429,500   1,733,956   7,690,300  4,565,990  1,401,379  959,706  139,182    --
   Transfers between funds ...............    12,228,631   9,420,121     666,322    (19,718)    39,204    6,032   10,300    --
   Redemptions (note 3) ..................    (2,137,052) (1,849,577)   (304,200)    (9,062)   (77,899)  (1,424)      --    --
   Annuity benefits ......................          (462)     (2,150)         --         --         --       --       --    --
   Annual contract maintenance charges
      (note 2) ...........................          (178)       (178)         --         --         --       --       --    --
   Contingent deferred sales charges
      (note 2) ...........................       (36,754)    (33,747)     (4,021)        --     (1,322)      --       --    --
   Adjustments to maintain reserves ......        (5,395)    (29,373)       (541)       (62)       (95)     (23)     (12)   --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
         Net equity transactions .........    10,478,290   9,239,052   8,047,860  4,537,148  1,361,267  964,291  149,470    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---

Net change in contract owners' equity ....    18,877,813   6,146,418  11,172,899  4,601,870  1,819,262  900,847  150,667    --
Contract owners' equity beginning
   of period .............................    17,173,994  11,027,576   4,601,870         --    900,847       --       --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
Contract owners' equity end of period ....   $36,051,807  17,173,994  15,774,769  4,601,870  2,720,109  900,847  150,667    --
                                             ===========  ==========  ==========  =========  =========  =======  =======   ===

CHANGES IN UNITS:
   Beginning units .......................     2,012,923   1,232,877     573,556         --    124,303       --       --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
   Units purchased .......................     6,911,409     890,996   1,045,233    577,149    195,345  124,486   14,916    --
   Units redeemed ........................    (5,939,426)   (110,950)    (86,997)    (3,593)   (18,453)    (183)      --    --
                                             -----------  ----------  ----------  ---------  ---------  -------  -------   ---
   Ending units ..........................     2,984,906   2,012,923   1,531,792    573,556    301,195  124,303   14,916    --
                                             ===========  ==========  ==========  =========  =========  =======  =======   ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       VKEmMkt                  VKMidCapG
                                             ------------------------   -----------------------
                                                 2003         2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $  (635,488)   2,763,327     (192,801)    (170,016)
   Realized gain (loss) on investments ...     6,559,929     (442,647)  (1,429,785)  (2,038,249)
   Change in unrealized gain (loss)
      on investments .....................     5,926,638     (332,040)   6,415,127   (2,932,693)
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    11,851,079    1,988,640    4,792,541   (5,140,958)
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     7,924,296    7,402,541      654,478    4,185,070
   Transfers between funds ...............     3,433,484   19,111,610    4,885,281   (1,840,321)
   Redemptions (note 3) ..................    (4,625,182)  (3,397,500)  (1,072,080)  (1,163,335)
   Annuity benefits ......................        (6,383)      (3,330)      (3,988)      (4,824)
   Annual contract maintenance charges
      (note 2) ...........................          (910)        (522)        (610)        (459)
   Contingent deferred sales charges
      (note 2) ...........................       (85,022)     (62,230)     (23,923)     (30,005)
   Adjustments to maintain reserves ......        10,499       22,416      (11,482)      (5,474)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........     6,650,782   23,072,985    4,427,676    1,140,652
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    18,501,861   25,061,625    9,220,217   (4,000,306)
Contract owners' equity beginning
   of period .............................    45,150,207   20,088,582   11,046,775   15,047,081
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $63,652,068   45,150,207   20,266,992   11,046,775
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     2,957,540    1,489,717    2,485,863    2,212,771
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     6,852,232    1,634,545    1,903,101      387,198
   Units redeemed ........................    (6,532,633)    (166,722)  (1,186,729)    (114,106)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     3,277,139    2,957,540    3,202,235    2,485,863
                                             ===========   ==========   ==========   ==========

                                                     VKUSRealEst                VicDivrStk
                                             -------------------------   -----------------------
                                                 2003          2002         2003         2002
                                             -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........    (2,303,244)    3,206,967     (162,344)    (131,121)
   Realized gain (loss) on investments ...    (1,969,449)      797,901     (219,163)    (392,796)
   Change in unrealized gain (loss)
      on investments .....................    61,752,307   (15,531,000)   5,413,740   (4,596,621)
   Reinvested capital gains ..............            --     3,677,034           --           --
                                             -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    57,479,614    (7,849,098)   5,032,233   (5,120,538)
                                             -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    21,074,577    45,691,461      706,459    4,054,689
   Transfers between funds ...............    11,484,897    34,077,812      (45,534)    (470,062)
   Redemptions (note 3) ..................   (15,368,621)  (16,733,047)    (968,560)  (2,505,655)
   Annuity benefits ......................       (36,826)      (27,688)          --           --
   Annual contract maintenance charges
      (note 2) ...........................        (2,712)       (1,744)          --           --
   Contingent deferred sales charges
      (note 2) ...........................      (295,855)     (280,564)     (22,242)     (28,617)
   Adjustments to maintain reserves ......      (682,555)      688,267       (3,717)      (6,844)
                                             -----------   -----------   ----------   ----------
         Net equity transactions .........    16,172,905    63,414,497     (333,594)   1,043,511
                                             -----------   -----------   ----------   ----------

Net change in contract owners' equity ....    73,652,519    55,565,399    4,698,639   (4,077,027)
Contract owners' equity beginning
   of period .............................   157,098,309   101,532,910   15,412,266   19,489,293
                                             -----------   -----------   ----------   ----------
Contract owners' equity end of period ....   230,750,828   157,098,309   20,110,905   15,412,266
                                             ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    12,444,223     7,976,411    2,099,385    2,004,812
                                             -----------   -----------   ----------   ----------
   Units purchased .......................    13,993,637     5,242,510      139,468      134,602
   Units redeemed ........................   (12,982,253)     (774,698)    (181,851)     (40,029)
                                             -----------   -----------   ----------   ----------
   Ending units ..........................    13,455,607    12,444,223    2,057,002    2,099,385
                                             ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    VicInvQBd               VicSmCoOpp
                                             ----------------------   ---------------------
                                                2003         2002        2003        2002
                                             ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $   28,011      77,295     (20,395)    (14,735)
   Realized gain (loss) on investments ...        9,381      21,391      15,296      37,145
   Change in unrealized gain (loss) on
      investments ........................      (54,157)     13,036     749,202    (189,535)
   Reinvested capital gains ..............       24,661      73,303          --          --
                                             ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................        7,896     185,025     744,103    (167,125)
                                             ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       23,903       2,000      38,086     353,108
   Transfers between funds ...............       11,914      (7,027)    (28,111)    (48,712)
   Redemptions (note 3) ..................     (173,701)   (257,741)    (87,172)   (238,986)
   Annuity benefits ......................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ...........................           --          --          --          --
   Contingent deferred sales charges
      (note 2) ...........................       (5,931)     (5,833)     (2,081)     (3,726)
   Adjustments to maintain reserves ......          (25)        (14)        102         (89)
                                             ----------   ---------   ---------   ---------
         Net equity transactions .........     (143,840)   (268,615)    (79,176)     61,595
                                             ----------   ---------   ---------   ---------

Net change in contract owners' equity ....     (135,944)    (83,590)    664,927    (105,530)
Contract owners' equity beginning
   of period .............................    2,241,820   2,325,410   2,558,829   2,664,359
                                             ----------   ---------   ---------   ---------
Contract owners' equity end of period ....   $2,105,876   2,241,820   3,223,756   2,558,829
                                             ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      176,741     199,584     246,933     241,148
                                             ----------   ---------   ---------   ---------
   Units purchased .......................        2,886         174       3,898       8,382
   Units redeemed ........................      (14,576)    (23,017)    (11,040)     (2,597)
                                             ----------   ---------   ---------   ---------
   Ending units ..........................      165,051     176,741     239,791     246,933
                                             ==========   =========   =========   =========

                                                     WRAsStrat                   WRBal
                                             ------------------------   -----------------------
                                                2003          2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........       (23,799)     439,197     (345,955)     382,166
   Realized gain (loss) on investments ...        15,453      (43,421)    (113,581)    (182,321)
   Change in unrealized gain (loss) on
      investments ........................     9,773,596      708,959   12,178,254   (5,642,887)
   Reinvested capital gains ..............       523,095           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    10,288,345    1,104,735   11,718,718   (5,443,042)
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    32,030,193   32,669,971   18,363,862   20,457,932
   Transfers between funds ...............     1,507,344    4,439,781    3,184,036      276,562
   Redemptions (note 3) ..................    (4,594,538)  (2,543,895)  (3,241,279)  (2,935,125)
   Annuity benefits ......................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (146,205)     (62,505)     (72,396)     (56,515)
   Adjustments to maintain reserves ......        68,747        6,535       20,269       (3,035)
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    28,865,541   34,509,887   18,254,492   17,739,819
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    39,153,886   35,614,622   29,973,210   12,296,777
Contract owners' equity beginning
   of period .............................    79,519,856   43,905,234   58,373,099   46,076,322
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   118,673,742   79,519,856   88,346,309   58,373,099
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     8,461,395    4,760,507    6,794,609    4,847,216
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     4,434,682    3,938,311    2,640,518    2,188,877
   Units redeemed ........................    (1,419,610)    (237,423)    (688,175)    (241,484)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................    11,476,467    8,461,395    8,746,952    6,794,609
                                             ===========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        WRBnd                      WRCoreEq
                                             --------------------------   -------------------------
                                                 2003          2002           2003          2002
                                             ------------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ..........   $  3,416,801     3,098,761    (1,110,132)   (1,438,642)
   Realized gain (loss) on investments ...      1,169,887        59,999    (2,515,743)   (1,874,887)
   Change in unrealized gain (loss) on
      investments ........................     (1,651,626)    2,600,119    35,842,592   (45,994,822)
   Reinvested capital gains ..............             --            --            --            --
                                             ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      2,935,062     5,758,879    32,216,717   (49,308,351)
                                             ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     23,790,856    30,572,390    39,835,695    62,816,082
   Transfers between funds ...............    (15,102,707)   13,249,875    (6,191,102)     (927,460)
   Redemptions (note 3) ..................     (6,411,615)   (3,706,756)  (11,002,147)   (8,414,136)
   Annuity benefits ......................             --            --            --            --
   Annual contract maintenance charges
      (note 2) ...........................             --            --            --            --
   Contingent deferred sales charges
      (note 2) ...........................       (161,903)      (71,192)     (296,874)     (195,303)
   Adjustments to maintain reserves ......         40,889        52,494        13,442       (71,807)
                                             ------------   -----------   -----------   -----------
         Net equity transactions .........      2,155,520    40,096,811    22,359,014    53,207,376
                                             ------------   -----------   -----------   -----------

Net change in contract owners' equity ....      5,090,582    45,855,690    54,575,731     3,899,025
Contract owners' equity beginning of
   period ................................    100,850,579    54,994,889   185,915,974   182,016,949
                                             ------------   -----------   -----------   -----------
Contract owners' equity end of period ....   $105,941,161   100,850,579   240,491,705   185,915,974
                                             ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      8,643,298     5,069,211    28,039,884    21,221,006
                                             ------------   -----------   -----------   -----------
   Units purchased .......................      3,033,654     3,852,828     8,233,379     7,701,656
   Units redeemed ........................     (2,852,087)     (278,741)   (4,933,444)     (882,778)
                                             ------------   -----------   -----------   -----------
   Ending units ..........................      8,824,865     8,643,298    31,339,819    28,039,884
                                             ============   ===========   ===========   ===========

                                                      WRGrowth                   WRHiInc
                                             -------------------------   -----------------------
                                                 2003          2002         2003         2002
                                             -----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........    (3,132,108)   (2,477,904)   4,214,594    3,397,039
   Realized gain (loss) on investments ...      (300,384)   (1,756,371)    (905,365)     (75,088)
   Change in unrealized gain (loss) on
      investments ........................    50,129,544   (44,114,247)   6,434,879   (4,546,317)
   Reinvested capital gains ..............            --            --           --           --
                                             -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    46,697,052   (48,348,522)   9,744,108   (1,224,366)
                                             -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    56,714,174    65,816,404   17,444,371   17,818,741
   Transfers between funds ...............    23,922,536     3,749,931   (2,210,050)   4,412,737
   Redemptions (note 3) ..................   (10,433,136)   (8,482,438)  (3,308,843)  (1,989,894)
   Annuity benefits ......................            --            --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --            --           --           --
   Contingent deferred sales charges
      (note 2) ...........................      (315,835)     (215,181)     (61,406)     (38,811)
   Adjustments to maintain reserves ......        15,750       (29,216)      23,437        8,273
                                             -----------   -----------   ----------   ----------
         Net equity transactions .........    69,903,489    60,839,500   11,887,509   20,211,046
                                             -----------   -----------   ----------   ----------

Net change in contract owners' equity ....   116,600,541    12,490,978   21,631,617   18,986,680
Contract owners' equity beginning of
   period ................................   185,008,498   172,517,520   49,233,726   30,247,046
                                             -----------   -----------   ----------   ----------
Contract owners' equity end of period ....   301,609,039   185,008,498   70,865,343   49,233,726
                                             ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................    27,861,661    20,170,887    4,689,184    2,785,585
                                             -----------   -----------   ----------   ----------
   Units purchased .......................    12,689,046     8,526,617    2,378,017    2,059,988
   Units redeemed ........................    (3,144,635)     (835,843)  (1,359,792)    (156,389)
                                             -----------   -----------   ----------   ----------
   Ending units ..........................    37,406,072    27,861,661    5,707,409    4,689,184
                                             ===========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      WRIntl                    WRLTBond
                                             ------------------------   -----------------------
                                                 2003         2002         2003         2002
                                             -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........   $   224,852     (296,094)     687,179      360,135
   Realized gain (loss) on investments ...    (1,966,765)  (1,082,921)     127,527       41,254
   Change in unrealized gain (loss)
      on investments .....................    11,218,434   (5,767,714)    (226,663)     131,915
   Reinvested capital gains ..............            --           --           --           --
                                             -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     9,476,521   (7,146,729)     588,043      533,304
                                             -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     7,836,767   11,806,711   14,262,996   10,080,412
   Transfers between funds ...............     4,246,455    2,045,099    8,938,521    7,269,333
   Redemptions (note 3) ..................    (1,862,306)  (1,425,558)  (2,616,571)    (909,582)
   Annuity benefits ......................            --           --           --           --
   Annual contract maintenance charges
      (note 2) ...........................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ...........................       (57,882)     (30,734)     (73,792)     (35,279)
   Adjustments to maintain reserves ......       (13,429)      (9,416)      10,602        3,917
                                             -----------   ----------   ----------   ----------
         Net equity transactions .........    10,149,605   12,386,102   20,521,756   16,408,801
                                             -----------   ----------   ----------   ----------

Net change in contract owners' equity ....    19,626,126    5,239,373   21,109,799   16,942,105
Contract owners' equity beginning
   of period .............................    35,568,274   30,328,901   22,241,784    5,299,679
                                             -----------   ----------   ----------   ----------
Contract owners' equity end of period ....   $55,194,400   35,568,274   43,351,583   22,241,784
                                             ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     5,665,413    3,898,537    1,955,961      484,968
                                             -----------   ----------   ----------   ----------
   Units purchased .......................     2,729,103    1,931,746    2,810,807    1,544,270
   Units redeemed ........................    (1,260,478)    (164,870)  (1,022,824)     (73,277)
                                             -----------   ----------   ----------   ----------
   Ending units ..........................     7,134,038    5,665,413    3,743,944    1,955,961
                                             ===========   ==========   ==========   ==========

                                                       WRMMkt                    WRSciTech
                                             -------------------------   ------------------------
                                                2003          2002          2003         2002
                                             -----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ..........      (307,405)      (87,738)    (911,347)     (685,032)
   Realized gain (loss) on investments ...            --            --     (207,868)     (359,179)
   Change in unrealized gain (loss)
      on investments .....................            --            --   19,318,811   (13,455,380)
   Reinvested capital gains ..............            --            --           --            --
                                             -----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (307,405)      (87,738)  18,199,596   (14,499,591)
                                             -----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........    25,140,077    46,398,802   21,833,102    24,538,776
   Transfers between funds ...............   (22,689,037)  (36,664,931)   2,165,630    (3,642,948)
   Redemptions (note 3) ..................    (8,936,271)   (7,273,616)  (2,251,337)   (1,484,046)
   Annuity benefits ......................            --            --           --            --
   Annual contract maintenance charges
      (note 2) ...........................            --            --           --            --
   Contingent deferred sales charges
      (note 2) ...........................      (213,573)     (150,630)     (68,102)      (39,336)
   Adjustments to maintain reserves ......        20,470         9,799       (3,651)       (8,225)
                                             -----------   -----------   ----------   -----------
         Net equity transactions .........    (6,678,334)    2,319,424   21,675,642    19,364,221
                                             -----------   -----------   ----------   -----------

Net change in contract owners' equity ....    (6,985,739)    2,231,686   39,875,238     4,864,630
Contract owners' equity beginning
   of period .............................    34,463,317    32,231,631   53,064,578    48,199,948
                                             -----------   -----------   ----------   -----------
Contract owners' equity end of period ....    27,477,578    34,463,317   92,939,816    53,064,578
                                             ===========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .......................     3,366,596     3,142,411    8,398,696     5,720,321
                                             -----------   -----------   ----------   -----------
   Units purchased .......................     4,396,015       333,225    3,968,257     3,141,266
   Units redeemed ........................    (5,054,784)     (109,040)    (941,769)     (462,891)
                                             -----------   -----------   ----------   -----------
   Ending units ..........................     2,707,827     3,366,596   11,425,184     8,398,696
                                             ===========   ===========   ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       WRSmCap                     WRValue
                                             --------------------------   ------------------------
                                                 2003           2002          2003         2002
                                             ------------   -----------   -----------   ----------
Investment activity:
   Net investment income (loss) ..........   $ (1,375,892)   (1,173,816)     (438,452)    (233,399)
   Realized gain (loss) on investments ...     (1,800,792)   (4,987,429)     (367,367)    (308,098)
   Change in unrealized gain (loss)
      on investments .....................     31,884,942   (16,162,456)   17,627,420   (7,513,064)
   Reinvested capital gains ..............             --            --            --           --
                                             ------------   -----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     28,708,258   (22,323,701)   16,821,601   (8,054,561)
                                             ------------   -----------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     26,838,385    31,135,781    24,562,322   33,889,178
   Transfers between funds ...............     (7,198,447)    8,149,083     9,426,821   (2,357,063)
   Redemptions (note 3) ..................     (4,022,483)   (3,961,649)   (2,666,859)  (1,703,117)
   Annuity benefits ......................             --            --            --           --
   Annual contract maintenance charges
      (note 2) ...........................             --            --            --           --
   Contingent deferred sales charges
      (note 2) ...........................       (116,410)      (82,003)      (60,360)     (37,885)
   Adjustments to maintain reserves ......         19,486       (11,000)       56,298        3,637
                                             ------------   -----------   -----------   ----------
         Net equity transactions .........     15,520,531    35,230,212    31,318,222   29,794,750
                                             ------------   -----------   -----------   ----------

Net change in contract owners' equity ....     44,228,789    12,906,511    48,139,823   21,740,189
Contract owners' equity beginning
      of period ..........................     88,746,066    75,839,555    58,308,075   36,567,886
                                             ------------   -----------   -----------   ----------
Contract owners' equity end of period ....   $132,974,855    88,746,066   106,447,898   58,308,075
                                             ============   ===========   ===========   ==========

CHANGES IN UNITS:

   Beginning units .......................     11,801,501     7,778,767     6,694,479    3,616,179
                                             ------------   -----------   -----------   ----------
   Units purchased .......................      4,652,169     4,391,241     4,118,296    3,407,646
   Units redeemed ........................     (3,263,281)     (368,507)     (913,342)    (329,346)
                                             ------------   -----------   -----------   ----------
   Ending units ..........................     13,190,389    11,801,501     9,899,433    6,694,479
                                             ============   ===========   ===========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF - Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF - Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF - Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF
          - Small Company Opportunity Fund Class A Shares.

          On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

          The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001.Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Balanced Fund - Series I Shares (AIMBal)
                  AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Blue Chip - Series I Shares (AIMBlueCh)
                  AIM VIF - Capital Appreciation Fund - Series I Shares
                  (AIMCapAp)
                  AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                  AIM VIF - Core Equity Fund - Series I Shares (AIMCoreEq)
                  AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)*
                  AIM VIF - Premier Equity Fund - Series I Shares (AIMPreEq) AIM VIF - Premier Equity Fund - Series II Shares (AIMPreEq2)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
                  Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B (AlPremGrB)
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AlSmCapValB)

               Portfolios of the American Century Variable Portfolios,
               Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                  (ACVPIncGr)
                  American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                  American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3)
                  American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Ultra(R) Fund - Class II (ACVPUltra2) American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the BB&T Variable Insurance Funds (BB&T VIF);
                  BB&T VIF - Capital Appreciation Fund (BBTCapAp)
                  BB&T VIF - Capital Manager Aggressive Growth Fund (BBTCapMAG) BB&T VIF - Growth and Income Fund (BBTGrInc)
                  BB&T VIF - Large Company Growth Fund (BBTLgCoGr)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Dreyfus Emerging Leaders Fund - Service Shares (DryELeadS)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The (DrySRGroS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                  Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
                  Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

               Portfolios of the Evergreen Variable Annuity Funds (Evergreen
               VAF);
                  Evergreen VAF - Evergreen VA Blue Chip Fund (EvBlCh)* Evergreen VAF - Evergreen VA Capital Growth Fund (EvCapG)* Evergreen VAF - Evergreen VA Equity Index Fund (EvEqIx)* Evergreen VAF - Evergreen VA Foundation Fund (EvFound)* Evergreen VAF - Evergreen VA Fund (EvFund)*
                  Evergreen VAF - Evergreen VA Global Leaders Fund (EvGloLead)* Evergreen VAF - Evergreen VA Growth And Income Fund (EvGrInc)* Evergreen VAF - Evergreen VA International Growth Fund (EvIntGr)*
                  Evergreen VAF - Evergreen VA Masters Fund (EvMasters)* Evergreen VAF - Evergreen VA Omega Fund (EvOmega)*
                  Evergreen VAF - Evergreen VA Small Cap Value Fund (EvSmCapV)* Evergreen VAF - Evergreen VA Special Equity Fund (EvSpEq)* Evergreen VAF - Evergreen VA Strategic Income Fund (EvStratInc)*

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                  Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                  Federated IS - High Income Bond Fund II - Service Shares (FedHiIncS)
                  Federated IS - Quality Bond Fund II - Primary Shares
                  (FedQualBd)
                  Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
                  Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                  Fidelity(R) VIP - High Income Portfolio - Service Class (FidVIPHIS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                  (FidVIPOvS)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class R (FidVIPOvSR)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FidVIPConS)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FidVIPCon2)
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio:Service Class (FidVIPIGBdS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
                  Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                  Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Growth & Income Portfolio (FHGrInc)

               Portfolio of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)*

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT);
                  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                  Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
                  Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                  (GVITGlHlth)
                  Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
                  Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                  Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2) Gartmore GVIT Growth Fund - Class I (GVITGrowth)

                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
                  Gartmore GVIT J.P.Morgan Balanced Fund - Class I (GVITJPBal) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                  Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund) Gartmore GVIT Nationwide(R) Fund - Class II (GVITNWFund2) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
                  Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (GVITNStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc) Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
                  Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT U.S.Growth Leaders Fund - Class III (GVITUSGro3) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                  Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead) Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3) Gartmore Money Market Fund - Prime Shares (GartMyMkt)*

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal)
                  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
                  Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                  Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
                  Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                  Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
               (MFS(R) VIT);
                  MFS(R) VIT - Mid Cap Growth Series - Service Class (MFSMidCapGrS)
                  MFS(R) VIT - New Discovery Series - Service Class
                  (MFSNewDiscS)
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
                  Neuberger Berman AMT - Focus Portfolio - S Class Shares (NBAMTFocus)
                  Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
                  Neuberger Berman AMT - Mid Cap Growth Portfolio(R) (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
               (OppCapAp)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

               Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)

               Oppenheimer Global Securities Fund/VA - Class III (OppGlSec3)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)

               Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)

               Oppenheimer Main Street(R) Fund/VA - Service Class (OppMSFundS)

               Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class (OppMSSmCapS)

               Oppenheimer Strategic Bond Fund/VA - Service Class (OppStratBdS)

               Strong Opportunity Fund (StOpp)*

               Strong Opportunity Fund II, Inc.(StOpp2)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Life Investment Trust (Van Kampen
               LIT);
                  Van Kampen LIT - Comstock Portfolio - Class II (VKCom2)
                  Van Kampen LIT - Emerging Growth Portfolio-Class II (VKEmGr2)

               Portfolios of the Van Kampen - The Universal Institutional Funds, Inc.(Van Kampen UIF);
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
                  Van Kampen UIF - International Magnum Portfolio (VKIntMag)* Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                  Van Kampen UIF - U.S.Real Estate Portfolio - Class A (VKUSRealEst)

               Portfolios of the Victory Variable Insurance Funds (Victory VIF);
                  Victory VIF - Diversified Stock Fund Class A Shares
                  (VicDivrStk)
                  Victory VIF - Investment Quality Bond Fund Class A Shares (VicInvQBd)
                  Victory VIF - Small Company Opportunity Fund Class A Shares (VicSmCoOpp)

               Portfolios of the W & R Target Funds, Inc.(W & R Target Funds);
                  W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                  W & R Target Funds - Balanced Portfolio (WRBal)
                  W & R Target Funds - Bond Portfolio (WRBnd)
                  W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                  W & R Target Funds - Growth Portfolio (WRGrowth)
                  W & R Target Funds - High Income Portfolio (WRHiInc)
                  W & R Target Funds - International Portfolio (WRIntl)
                  W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond) W & R Target Funds - Money Market Portfolio (WRMMkt)
                  W & R Target Funds - Science & Technology Portfolio
                  (WRSciTech)
                  W & R Target Funds - Small Cap Portfolio (WRSmCap)
                  W & R Target Funds - Value Portfolio (WRValue)

               *At December 31, 2003, contract owners have not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables.The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     On BOA Future, ElitePro Classic, BOA Choice, BOA V contracts and BOA Choice Venue the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 48 months. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on BOA Exclusive II contracts.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $35, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                           BOA                            BOA                        BOA        BOA
                                                         Future   ElitePro   ElitePro   Choice   BOA V     BOA    Exclusive   Choice
Nationwide Variable Account-9 Options                     /(2)/    Classic      Ltd      /(3)/   /(4)/   Income    II /(5)/    Venue
------------------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring .................    0.95%     1.60%     1.75%     1.20%     1.10%  1.25%       1.20%     1.50%
------------------------------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option ......................    0.25%       --        --        --        --     --          --        --
   Initial lowered to $1,000 and subsequent lowered to
      $25. Not available for investment only
      contracts.
------------------------------------------------------------------------------------------------------------------------------------
Five Year CDSC Option ................................    0.15%       --        --        --      0.15%    --          --        --
------------------------------------------------------------------------------------------------------------------------------------
CDSC Waiver Options:

   Additional (5%) Withdrawal without Charge and
      Disability .....................................    0.10%       --        --        --      0.10%    --          --        --
      In addition to standard 10% CDSC-free withdrawal
         privilege.
   10 Year and Disability Waiver for Tax Sheltered
      Annuities ......................................    0.05%       --        --        --      0.05%    --          --        --
      CDSC waived if (i) contract owner has owned
         contract for 10 years and (ii) has made
         regular payroll deferrals during entire
         contract year for at least 5 of those 10
         years.
   Hardship Waiver for Tax Sheltered Annuities .......    0.15%       --        --        --      0.15%    --          --        --
      CDSC waived if contract owner experiences
         hardship (defined under IRC Section 401(k)).
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit Options:

   One-Year Enhanced (for contracts issued on or after
      1-2-01) ........................................    0.15%       --        --        --        --     --        0.15%       --
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders or (iii) highest
         contract value before 86th birthday less
         surrenders.
   Greater of One-Year or 5% Enhanced (for contracts
      issued on or after 1-2-01) .....................    0.20%       --        --      0.15%       --     --        0.20%     0.15%
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders, (iii) highest
         contract value before 86th birthday less
         surrenders or (iv) the 5% interest
         anniversary value.
   One-Year Step Up (for contracts issued prior to
      1-2-01) ........................................    0.05%       --        --        --      0.05%    --        0.10%       --
      If death before annuitization, benefit will be
         greatest of (i) contract value, (ii) purchase
         payments less surrenders or (iii) highest
         contract value before 86th birthday less
         surrenders.
   5% Enhanced (for contracts issued prior to
      1-2-01) ........................................    0.10%       --        --      0.05%     0.10%    --        0.15%       --
      If death before annuitization, benefit will be
         greater of (i) contract value or (ii) total
         of all purchase payments less surrenders with
         5% simple interest from purchase to most
         recent contract anniversary prior to
         annuitants 86th birthday.
   Term Certain with Enhanced between 10 and 20 years
      (for contracts issued prior to 5-01-02) ........      --        --        --        --        --   0.20%         --        --
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:

   Provide for minimum guaranteed value that may
      replace contract value for annuitization under
      certain circumstances.
   Option 1 ..........................................    0.45%       --        --      0.45%       --     --        0.45%     0.45%
   Option 2 ..........................................    0.30%       --        --      0.30%       --     --        0.30%     0.30%
------------------------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV) ..............................    0.45%       --        --        --        --     --          --        --
   Fee assessed to assets of the variable account and
      to allocations made to the fixed account or
      guaranteed term options for first seven contract
      years in exchange for application of 3% of
      purchase payments made during the first 12
      months contract is in force.
------------------------------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option .........................    0.40%       --        --      0.40%       --     --        0.40%     0.40%
   Upon death of the annuitant, in addition to any
      death benefit payable, the contract will be
      credited an additional amount.
------------------------------------------------------------------------------------------------------------------------------------
Capital Preservation Plus Option .....................    0.50%       --        --        --        --     --        0.50%     0.50%
   Provides a return of principle guarantee over the
      elected program period.
------------------------------------------------------------------------------------------------------------------------------------
Spousal Protection Annuity Option ....................      --        --        --        --        --     --          --      0.10%
   Allows a surviving spouse to continue the contract
      while receiving the economic benefit of the
      death benefit upon the death of the other
      spouse.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: ...............    3.65%     1.60%     1.75%     2.20%     1.70%  1.45%       2.80%     3.10%
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
/(2)/ Includes KeyCorp, NEA, Waddell & Reed Advisors Select Plus, First
     Tennessee and BB&T products.
/(3)/ Includes KeyCorp and Paine Webber products.
/(4)/ Includes NEA Select product.
/(5)/ Includes Waddell & Reed Advisors Select Reserve product.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003.

                           Total      AIMBal   AIMBValue2   AIMBlueCh   AIMCapAp   AIMCapAp2   AIMCoreEq   AIMPreEq
                       ------------   ------   ----------   ---------   --------   ---------   ---------   --------
0.95% ..............   $ 35,858,965      895         --         558        238           --         50         410
1.00% ..............     15,393,079       --         --          --         --           --         --          --
1.05% ..............      2,999,627       --         --          --         --           --         --          --
1.10% ..............      8,246,511    1,625         --         707        152           --         66         470
1.15% ..............      4,044,722      458         --          --         63           --         --         123
1.20% ..............     17,378,286       24         --          --         --           --         --          --
1.25% ..............      1,910,801    1,031         --          88         --           --         --         237
1.30% ..............      3,211,269      219         --          --         --           --         --          --
1.35% ..............      3,373,645      658         --         264         --           --         24         483
1.40% ..............     24,020,866       64         --          80        174           --        301         365
1.45% ..............      8,748,970       --         --          --         --           --         --          --
1.50% ..............      3,070,789       --     16,988          --         --        3,677         --          --
1.55% ..............     10,499,752    1,202         --       1,383         --           --      1,007       2,993
1.60% ..............      5,294,718        9      3,000          --        160        2,043         --          --
1.65% ..............      3,231,946       --     19,276          --         --        3,031         --          --
1.70% ..............      1,538,005       --         --          --         --           --         --          --
1.75% ..............      1,613,883        4      3,993          --         --          628         --          --
1.80% ..............      1,315,204       --      2,405          --         --          390         --          --
1.85% ..............      1,957,039       --         --          --         --           --         --          --
1.90% ..............        467,561       --      2,189          --         --          186         --          --
1.95% ..............        998,556       --     16,086          --         --        4,742         --          --
2.00% ..............      1,182,887      417         --          --         --           --         --          --
2.05% ..............      1,240,516    1,044      4,231         769         --        3,647         --          --
2.10% ..............        662,535       --     15,207          --         --        1,131         --          --
2.15% ..............        251,265       --      1,848          --         --          388         --          --
2.20% ..............        620,636       --      4,507          --         --        2,771         --          --
2.25% ..............        130,052       --         --          --         --           --         --          --
2.30% ..............        115,029       --         23          --         --           --         --          --
2.35% ..............         33,204       --        199          --         --          111         --          --
2.40% ..............        172,041       --         --          --         --           --         --          --
2.45% ..............         71,147       --        187          --         --          270         --          --
2.50% ..............         86,719       --      2,477          --         --          519         --          --
2.55% ..............         15,058       --         --          --         --           --         --          --
2.60% ..............        131,145       --      2,796          --         --           53         --          --
2.65% ..............          5,225       --         --          --         --           --         --          --
2.70% ..............          5,073       --         --          --         --           --         --          --
2.85% ..............            130       --         --          --         --           --         --          --
                       ------------    -----     ------       -----        ---       ------      -----       -----
   Totals ..........   $159,896,856    7,650     95,412       3,849        787       23,587      1,448        5081
                       ============    =====     ======       =====        ===       ======      =====       =====

                       AIMPreEq2   AlGrIncB   AlPremGrB   ALSmCapValB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro   ACVPInt
                       ---------   --------   ---------   -----------   ---------   ----------   ------------   -------
0.95% ..............     $   --         --          --           --      643,788          --        12,841      385,219
1.00% ..............         --         --          --           --      311,974          --         4,555      191,989
1.05% ..............         --         --          --           --       59,652          --           765       33,528
1.10% ..............         --         --          --           --      112,020          --         4,873       32,975
1.15% ..............         --         --          --           --       49,534          --         2,836       14,420
1.20% ..............         --         --          --           --      294,156          --        13,652      180,772
1.25% ..............         --         --          --           --       33,217          --           372       13,963
1.30% ..............         --         --          --           --       56,068          --         1,670       34,097
1.35% ..............         --         --          --           --       54,633          --         2,463       16,359
1.40% ..............         --         --          --           --      307,643          --        12,040      127,175
1.45% ..............         --         --          --           --      119,246          --         1,375       80,086
1.50% ..............      3,582      8,998       5,824        8,747       38,113      13,833         1,085       26,404
1.55% ..............         --         --          --           --      112,839          --         2,381       35,193
1.60% ..............        463      4,094       1,337        1,432       52,692       1,120         5,666       12,716
1.65% ..............      2,498      5,770      15,948       12,212       57,115       7,037         2,267       17,264
1.70% ..............         --         --          --           --       16,016          --           354        3,369
1.75% ..............        232      1,643       1,324        3,504       24,549         347           244        4,072
1.80% ..............        384        695       2,354        1,920       21,865         340            51        2,742
1.85% ..............         --         --          --           --       20,422          --            88        4,464
1.90% ..............        363         39         769        1,009        5,593         215            --        1,517
1.95% ..............      3,365      5,449      10,593        9,334        4,144       2,699           853        6,291
2.00% ..............         --         --         104          235       14,974         245           279        2,466
2.05% ..............      6,559      2,751       4,505        8,613       14,262       4,969           592        3,101
2.10% ..............      1,805      3,417       4,688        9,744        2,234      18,856           512          239

Continued              AIMPreEq2   AlGrIncB   AlPremGrB   AISmCapValB   ACVPIncGr   ACVPIncGr2   ACVPInflaPro    ACVPInt
                       ---------   --------   ---------   -----------   ---------   ----------   ------------   ---------
2.15% ..............         74        274          55          883         1,605         64            --            109
2.20% ..............      1,648      3,549       1,674        4,455         4,274      7,941            29            780
2.25% ..............         --         --          --           --           481         --           289             --
2.30% ..............         --         --          24           --           235         --            --             14
2.35% ..............        112        494         154        1,064            16        660            --             --
2.40% ..............         --         --          --           --           696         --            --              2
2.45% ..............      1,000        817         448          818           338         93            --             --
2.50% ..............         92        123         713        2,093           278        640            --             --
2.55% ..............         --         --          --           --             1         --            --             --
2.60% ..............        314      2,072       1,271        1,830         1,058      1,264            --             --
2.65% ..............         --         --          --           --             3         --            --             --
2.70% ..............         --         --          --           --           323         --            --             --
                        -------     ------      ------       ------     ---------     ------        ------      ---------
   Totals ..........    $22,491     40,185      51,785       67,893     2,436,057     60,323        72,132      1,231,326
                        =======     ======      ======       ======     =========     ======        ======      =========

                       ACVPInt3   ACVPUltra   ACVPUltra2    ACVPVal    ACVPVal2   BBTCapAp   BBTCapMAG   BBTGrInc
                       --------   ---------   ----------   ---------   --------   --------   ---------   --------
0.95% ..............   $120,200     20,054          --     1,045,611        --      3,741         942      5,358
1.00% ..............     39,833      4,462          --       345,450        --         --          --         --
1.05% ..............     10,378      1,014          --        68,169        --        369          --        169
1.10% ..............     29,645      3,780          --       260,685        --      2,434       1,874      4,594
1.15% ..............     14,180      3,824          --       139,858        --        435       2,450      2,654
1.20% ..............     91,320     18,603          --       571,819        --         99           2        120
1.25% ..............      6,117        500          --        65,268        --        552         228        973
1.30% ..............      7,774        532          --       169,119        --        312         225        570
1.35% ..............     14,197      1,811          --       142,471        --        342         552      1,011
1.40% ..............     84,173     17,082          --       708,707        --      4,764         138      5,133
1.45% ..............     18,028      4,499          --       245,420        --         84          99         66
1.50% ..............      5,475        386      10,418        81,528    24,409         20          20         20
1.55% ..............     22,795     11,038          --       355,811        --      1,869       4,709      6,609
1.60% ..............     18,552      4,165         945       141,702     3,936         78       1,185        498
1.65% ..............     14,874      6,073       5,927       108,767    10,425         26          --         34
1.70% ..............      5,852        176          --        45,770        --          5       5,975         34
1.75% ..............      6,259      6,274       2,134        50,050     3,822         22          --          4
1.80% ..............      6,893      2,458         353        42,494     6,608         --          --         --
1.85% ..............      6,752      1,907          --        63,987        --      4,323          --        647
1.90% ..............        787        118         169        14,369     5,265         --          --         --
1.95% ..............      1,559        377       4,324        18,820    12,369         --          --         --
2.00% ..............      1,895      3,419       1,177        71,864     1,288         --          --        432
2.05% ..............      7,569        491       2,636        37,757     8,514        676          --         --
2.10% ..............        189        173       3,266         6,590     8,157         --          --         --
2.15% ..............        702        370         136        13,078     1,089         --          --         --
2.20% ..............      1,033        234       3,556        14,188     7,079         --          --         --
2.25% ..............        107         96          --         3,447        --         --          --         --
2.30% ..............        144        545          --         7,159        --         --          --         --
2.35% ..............         --         --          --            --     1,725         --          --         --
2.40% ..............      1,032         --          --        13,727        --         --          --         --
2.45% ..............         --         23         115         1,909     2,042         --          --         --
2.50% ..............         --         --       1,086           484       451         --          --         --
2.55% ..............         --          1          --         1,704        --         --          --         --
2.60% ..............        534        150         177         1,822     2,220         --          --         --
2.65% ..............         --         --          --           306        --         --          --         --
2.70% ..............         --        224          --             5        --         --          --         --
                       --------    -------      ------     ---------    ------     ------      ------     ------
   Totals ..........   $538,848    114,859      36,419     4,859,915    99,399     20,151      18,399     28,926
                       ========    =======      ======     =========    ======     ======      ======     ======

                       BBTLgCoGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS   DrySRGro
                       ---------   -------   --------   -------   ---------   -----------   ---------   --------
0.95% ..............     $1,771     21,169    46,359     63,451        --        48,726         --       440,037
1.00% ..............         --      7,675    23,966     31,756        --        16,444         --       211,292
1.05% ..............         33      2,907     5,592     10,910        --         3,988         --        38,882
1.10% ..............      2,069        440       396      1,234        --        12,327         --       110,564
1.15% ..............         89         13       104        234        --         8,603         --        30,520
1.20% ..............         --      3,348     4,415     15,780        --        30,917         --       144,131
1.25% ..............        813         44       821      2,352        --         3,149         --        17,366
1.30% ..............        414        114       422      2,415        --         8,588         --        30,273
1.35% ..............        763        216       175        123        --         7,504         --        14,850
1.40% ..............      2,346         73        80      6,596        --        28,347         --       170,506
1.45% ..............        137         --        63      2,619        --         8,149         --       110,830
1.50% ..............         20         --       549      1,452     2,108         3,021        493        19,118
1.55% ..............      2,189         --        --        428        --        10,765         --        37,833
1.60% ..............        272         --        25        554       348        10,715         47        18,559

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              BBTLgCoGr   CSGPVen   CSIntFoc   CSLCapV   DryELeadS   DrySmCapIxS   DrySRGroS   DrySRGro
                       ---------   -------   --------   -------   ---------   -----------   ---------   ---------
1.65% ..............         34          4       166        236        935        4,782         657        24,278
1.70% ..............         35         --        --         35         --        1,705          --         8,657
1.75% ..............         16         --        --         63        957        2,375          24         2,946
1.80% ..............          4         --        --        364        629        1,950          --         3,848
1.85% ..............      4,261         --        --         76         --        3,431          --         6,485
1.90% ..............         --         --        --         22        182        1,126          28         2,009
1.95% ..............         --         --        --         --      2,208          248         181         4,514
2.00% ..............        451         --        --          4        346        1,072          --         4,191
2.05% ..............      2,523         --        --         --      2,096        4,050         580         3,437
2.10% ..............         --         --        --          8      1,307          116       1,489           989
2.15% ..............         --         --        --         --        287          261         115           271
2.20% ..............         --         --        --         --      3,943           75          26           900
2.25% ..............         --         --        --         --         --          232          --         1,074
2.30% ..............         --         --        --          6         --           36          --           145
2.35% ..............         --         --        --         --        157           --          --            67
2.45% ..............         --         --        --         --        165           --         236            29
2.60% ..............         --         --        --         --        664           --         375            --
2.70% ..............         --         --        --         --         --           --          --            88
                        -------     ------    ------    -------     ------      -------       -----     ---------
   Totals ..........    $18,240     36,003    83,133    140,718     16,332      222,702       4,251     1,458,689
                        =======     ======    ======    =======     ======      =======       =====     =========

                         DryStkIx    DryVIFApp   DryVIFAppS   DryVIFDevLd   DryVIFIntVal   FedAmLeadS   FedCapApS   FedHiIncS
                       ----------    ---------   ----------   -----------   ------------   ----------   ---------   ---------
0.95% ..............   $ 3,094,508     542,573         --          257            341            --           --          --
1.00% ..............     1,629,131     248,311         --           --             --            --           --          --
1.05% ..............       284,743      63,667         --           --             --            --           --          --
1.10% ..............       471,091      86,194         --          220            346            --           --          --
1.15% ..............       249,677      45,404         --           --            414            --           --          --
1.20% ..............     1,082,772     215,132         --           --             --            --           --          --
1.25% ..............       123,824      23,346         --           16             --            --           --          --
1.30% ..............       255,163      46,985         --           --             --            --           --          --
1.35% ..............       193,142      42,209         --          218             --            --           --          --
1.40% ..............     1,216,739     205,931         --          127            906            --           --          --
1.45% ..............       521,351      52,935         --           --             --            --           --          --
1.50% ..............       116,184      22,675      6,692           --             --         1,763        1,222      14,036
1.55% ..............       424,339      77,865         --          254            839            --           --          --
1.60% ..............       225,189      34,626      3,187           --             --            74        3,606       2,761
1.65% ..............       115,087      33,366      5,549           --             --           871          423      13,643
1.70% ..............       109,515      10,087         --           --             --            --           --          --
1.75% ..............        69,815       7,577      1,670           --             --           473           74       4,005
1.80% ..............        60,567      11,609        646           --             --           175          285       1,678
1.85% ..............        72,439       9,290         --        3,620             --            --           --          --
1.90% ..............        19,168       3,738        677           --             --            --          541         567
1.95% ..............        26,538       2,784      3,449           --             --         1,218        4,355       5,918
2.00% ..............        35,163       5,794         --           --             --            --           --         155
2.05% ..............        54,851       8,427     12,742           --             --           100        1,861       9,202
2.10% ..............         5,557       1,182      3,354           --             --           639        1,432      14,353
2.15% ..............        12,862       3,200         54           --             --            --           --       2,781
2.20% ..............        10,613       1,713      4,408           --             --         1,331        2,806       4,711
2.25% ..............         1,701       1,349         --           --             --            --           --          --
2.30% ..............         2,681       1,494         --           --             --            --           --          --
2.35% ..............           240          27        354           --             --           837           --       1,055
2.40% ..............            79       3,874         --           --             --            --           --          --
2.45% ..............         1,195         112      1,708           --             --            --           --         598
2.50% ..............            --          --        605           --             --            --           --       5,670
2.55% ..............             4         207         --           --             --            --           --          --
2.60% ..............            --       1,311        311           --             --            62          264       1,166
2.65% ..............            34         134         --           --             --            --           --          --
                       -----------   ---------     ------        -----          -----         -----       ------      ------
   Totals ..........   $10,485,962   1,815,128     45,406        4,712          2,846         7,543       16,869      82,299
                       ===========   =========     ======        =====          =====         =====       ======      ======

                       FedQualBd    FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS   FidVIPOvS
                       ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
0.95% ..............   $1,075,412       --       2,016,336       --      1,728,986       --       792,839     219,868
1.00% ..............      351,265       --         946,943       --        953,185       --       338,360      91,739
1.05% ..............       70,685       --         208,208       --        158,555       --       106,581      21,838
1.10% ..............      287,898       --         375,570       --        273,232       --       121,871      14,225
1.15% ..............      178,198       --         200,809       --        121,076       --        61,650       7,720
1.20% ..............      737,566       --         920,657       --        896,942       --       492,884     101,255

Continued              FedQualBd   FedQualBdS   FidVIPEIS   FidVIPEI2   FidVIPGrS   FidVIPGr2   FidVIPHIS   FidVIPOvS
                       ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
1.25% ..............       63,693          --       97,709         --       89,720         --       41,590      9,528
1.30% ..............      127,364          --      142,533         --      198,011         --       69,185     17,540
1.35% ..............      176,547          --      237,603         --      166,313         --       69,707      9,715
1.40% ..............      932,513          --    1,151,774         --      987,760         --      423,657     67,064
1.45% ..............      253,230          --      403,601         --      505,736         --      169,380     40,087
1.50% ..............      107,302      43,109      107,893     39,834       98,226     15,165       40,418      7,874
1.55% ..............      412,229          --      431,959         --      268,087         --      144,181     14,639
1.60% ..............      231,228      10,393      232,080     11,127      114,856      6,778       63,248      4,922
1.65% ..............      107,258      28,025      133,783     24,914      117,703      9,032       40,381      5,858
1.70% ..............       73,351          --       51,645         --      107,057         --       21,387      2,783
1.75% ..............      100,228       9,570       64,501     13,868       38,828      4,925       44,490      2,384
1.80% ..............       48,011       3,229       73,735      8,171       31,523      2,078       19,129      3,543
1.85% ..............       94,669          --       75,490         --       33,444         --       18,571      4,585
1.90% ..............       13,814       1,926       10,451      5,542       13,186        937        1,405      1,010
1.95% ..............       10,431      22,671       16,623     20,787       10,189      6,670        4,826      1,409
2.00% ..............       51,073         449       34,949        884       25,540        368       16,378      1,923
2.05% ..............       49,893      15,910       51,620      9,720       17,062     10,713       10,254      1,816
2.10% ..............       12,801      24,889        1,686     22,780        5,803      6,727        9,939        691
2.15% ..............       12,743       2,569        4,209        499        6,031         --        6,570         --
2.20% ..............       14,171      12,991       14,254     12,571        5,555      7,466        7,879        741
2.25% ..............        6,900          --        4,151         --        1,097         --        1,334         24
2.30% ..............       10,309          23        1,233         46          257         --          715          1
2.35% ..............           55       1,059           18        486           68        119          168         --
2.40% ..............       16,958          --          284         --           19         --            2         --
2.45% ..............          299       1,241        2,844      1,607           --      2,505           72         --
2.50% ..............          704       2,516           --      4,572           85        612           --         --
2.55% ..............        1,543          --          522         --           --         --          113         --
2.60% ..............        4,604      11,947        1,350      6,462        1,311      1,955           --         --
2.65% ..............          392          --           15         --           23         --           15         --
2.70% ..............          951          --           --         --           --         --           --         --
                       ----------     -------    ---------    -------    ---------     ------    ---------    -------
   Totals ..........   $5,636,288     192,517    8,017,038    183,870    6,975,466     76,050    3,139,179    654,782
                       ==========     =======    =========    =======    =========     ======    =========    =======

                       FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPValS
                       -----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
0.95% ..............     $    --       121,782     1,753.933         --        6,016        331,500            --       61,286
1.00% ..............          --        21,456       886,335         --        2,536        229,519            --       19,542
1.05% ..............          --         4,469       147.714         --          181         41,177            --        2,621
1.10% ..............          --        12,199       257.558         --        1,584         19,283            --       12,755
1.15% ..............          --        11,760       125.134         --          346          7,371            --        8,633
1.20% ..............          --        58,040       776.302         --        6,125        100,731            --       37,594
1.25% ..............          --         3,717        71.718         --           99         12,344            --        3,145
1.30% ..............          --         6,941       146.910         --           56         19,161            --        4,565
1.35% ..............          --        10,759       124.734         --          250          9,633            --        9,655
1.40% ..............          --        59,184       801.264         --        6,811         72,618            --       43,569
1.45% ..............          --         9,774       388.910         --        1,262         39,956            --       18,909
1.50% ..............      12,335         4,647       107.925     27,247          429          8,984        13,174        3,285
1.55% ..............          --        13,817       257.183         --        1,554         24,119            --       20,148
1.60% ..............       3,308         8,523       138.437      8,591        5,138          9,343         6,254       10,233
1.65% ..............      13,541         9,435       105.430     18,743          277         11,122         8,927        5,991
1.70% ..............          --         2,528        31,634         --          212          5,317            --        3,918
1.75% ..............       3,616         1,648        50.496     10,126            9          4,583         4,399        2,742
1.80% ..............       2,424         2,517        46.115      3,232          954          1,849         2,422        1,360
1.85% ..............          --         4,014        46,592         --          289          3,852            --        3,115
1.90% ..............       2,569           967        14,878      4,884          131          1,808         1,915          527
1.95% ..............      16,475            85        16,730     28,289           19          1,299        15,386          202
2.00% ..............         956           507        38,723      1,812           --            904           878        3,011
2.05% ..............       9,550         2,372        27,993     12,844          101          1,203        13,539          525
2.10% ..............       8,431           258         4,343     15,198            3            140         9,731          430
2.15% ..............         249           334         8,336        636           --          1,858           433          788
2.20% ..............       8,628         1,027         8,211     14,989           --            605         7,751          294
2.25% ..............          --           283         2,190         --           --             11            --           90
2.30% ..............          --           392         6,244         --           --             14            --          460
2.35% ..............         494            --           149      1,534           --             17           117           65
2.40% ..............          --             1        13,918         --           --              2            --           13
2.45% ..............       2,033            --           663        598           --             --         1,196          269
2.50% ..............         952            --           939      1,320           --             --         1,032           12
2.55% ..............          --            --           963         --           --             --            --            6
2.60% ..............       1,540           567         2,298      2,669           --             --         1,065           --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              FidVIPOvS2R   FidVIPOvSR   FidVIPConS   FidVIPCon2   FidVIPIGBdS   FidVIPGrOpS   FidVIPMCap2   FidVIPValS
                       -----------   ----------   ----------   ----------   -----------   -----------   -----------   ----------
2.65% ..............           --            7           295          --           --            --            --            17
2.70% ..............           --          231           673          --           --            --            --            --
2.85% ..............           --           --             8          --           --            --            --            --
                          -------      -------     ---------     -------       ------       -------        ------       -------
   Totals ..........      $87,101      374,241     6,411.878     152,712       34,382       960,323        88,219       279,775
                          =======      =======     =========     =======       ======       =======        ======       =======

                       FidVIPValS2   FHCapAp   FHGrInc   GVITCVal   GVITIntVal3   GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                       -----------   -------   -------   --------   -----------   ------------   -----------   ------------
0.95% ..............     $    --        284      1.087    105,584       3,393         535,084       16,317         34,276
1.00% ..............          --         --         --     60,283       1,583         214,431        2,935         24,522
1.05% ..............          --         --         --     13,164         106          38,940          401          1,242
1.10% ..............          --        102      5.177     11,178         695         134,123        2,228          9,971
1.15% ..............          --        251        463     14,722         963          76,047          659          4,835
1.20% ..............          --        125      1.467     66,738      11,003         281,071        2,122         17,542
1.25% ..............          --         --         92      6,447         101          30,719          402          1,883
1.30% ..............          --         --         62     10,911         379          53,949          764          4,440
1.35% ..............          --         --        250     17,474         339          63,121          778          8,873
1.40% ..............          --      1,128      2.145     58,530       3,189         361,368        5,982         19,791
1.45% ..............          --         --         60     37,862         844         176,949        2,106         55,905
1.50% ..............       4,668        289        264     12,307         297          37,529          483          1,831
1.55% ..............          --        262      2,748     19,431         912         176,804        2,036         17,722
1.60% ..............       1,794        160        850     17,377         156          74,498          693          6,850
1.65% ..............       1,135        359        439     18,224          75          51,437          798          3,300
1.70% ..............          --      1,836      1.658      2,404         129          23,663          494          2,220
1.75% ..............       2,066         --        324      5,833         106          28,587          564          1,682
1.80% ..............         633         --         16      4,449          42          22,455          775          2,481
1.85% ..............          --         --         21      4,958           9          35,739          742          1,728
1.90% ..............         646         --         --        738         102           8,656           23          1,199
1.95% ..............       4,727         --         18      1,267          --           5,450           --          1,266
2.00% ..............          --         42        688      3,405          89          23,713          188          2,971
2.05% ..............       2,668         --         --      1,486          68          30,924          396            909
2.10% ..............       2,268         --         --        561          --           4,282          197            360
2.15% ..............         771         --         --         70          --           4,574           17             20
2.20% ..............       2,041         --         --      1,087          --          10,239           10             11
2.25% ..............          --         --         --         68          --           2,902           --            251
2.30% ..............          --         --         --        304          --           5,719            2            323
2.35% ..............          98         --         --         --          --              20           --             --
2.40% ..............          --         --         --         --          --          12,655           --              1
2.45% ..............          --         --         --         92          --           1,848           --             --
2.50% ..............         138         --         --         --          --              --           --             --
2.55% ..............          --         --         --         --          --             832           --             --
2.60% ..............         404         --         --        754          --              --           --             --
2.65% ..............          --         --         --         --          --             275           --             --
2.70% ..............          --         --         --        351          --             106           --             --
                         -------      -----     ------    -------      ------       ---------       ------        -------
   Totals ..........     $24,057      4,838     17,829    498,059      24,580       2,528,709       42,112        228,405
                         =======      =====     ======    =======      ======       =========       ======        =======

                       GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                       ----------   ----------   ----------   ----------   -----------   ----------   -----------   -----------
0.95% ..............    $475,801         --         9,577          --         29,803        8,120        22,809          --
1.00% ..............     188,583         --         2,219          --         20,705        4,530        18,952          --
1.05% ..............      43,803         --         1,410          --          1,409          312         3,114          --
1.10% ..............      97,832         --         2,434          --          6,636        2,657         5,300          --
1.15% ..............      52,154         --         1,605          --          6,257          821         3,323          --
1.20% ..............     354,478         --         4,578          --         14,137        5,250        13,139          --
1.25% ..............      20,511        309           673         252          1,627          644         1,545         555
1.30% ..............      64,477         --           839          --          2,419          290         3,596          --
1.35% ..............      67,999         --           740          --          1,719          345         1,294          --
1.40% ..............     299,970         --         5,050          --         19,733        7,927        12,262          --
1.45% ..............      87,188         --           655          --         37,856        2,784        31,298          --
1.50% ..............      28,326         --           234          --          4,119          793         1,271          --
1.55% ..............     105,821         --         1,712          --         17,858        3,724        11,951          --
1.60% ..............      50,223         --         2,732          --          6,844          938         4,949          --
1.65% ..............      26,847         --         1,826          --          6,286          345         2,926          --
1.70% ..............      25,188         --           368          --          1,693          409         2,162          --
1.75% ..............      25,503         --           799          --          6,987          265         2,515          --
1.80% ..............      15,841         --           571          --          2,493          294         1,210          --
1.85% ..............      29,852         --           271          --          1,571          702           910          --
1.90% ..............       4,812         --           185          --            133          163           144          --

Continued              GVITFHiInc   GVITGlFin1   GVITGlFin3   GVITGlHlth   GVITGlHlth3   GVITGlTech   GVITGlTech3   GVITGlUtl1
                       ----------   ----------   ----------   ----------   -----------   ----------   -----------   ----------
1.95% ..............        2,421       --          1,109          --          2,940           10           966          --
2.00% ..............       14,331       --            683          --          3,170          201         1,826          --
2.05% ..............       11,934       --            814          --          2,431           38         1,231          --
2.10% ..............        2,016       --             30          --            597           22           187          --
2.15% ..............        2,761       --             53          --            255           --           395          --
2.20% ..............        3,233       --             81          --            745          174           283          --
2.25% ..............          124       --            121          --            284           --           498          --
2.30% ..............        1,406       --             --          --             --           --           632          --
2.35% ..............           46       --             --          --          1,049           --            51          --
2.40% ..............           --       --              2          --             93           --             9          --
2.45% ..............          596       --              1          --             69           --           424          --
2.50% ..............          341       --             --          --             --           --            --          --
2.55% ..............           20       --             --          --             55           --            13          --
2.60% ..............           --       --             49          --            822           --            --          --
2.65% ..............           --       --             --          --             19           --            --          --
                       ----------      ---         ------         ---        -------       ------       -------         ---
   Totals ..........   $2,104,438      309         41,421         252        202,814       41,758       151,185         555
                       ==========      ===         ======         ===        =======       ======       =======         ===

                       GVITGlUtl3    GVITGvtBd   GVITGvtBd2   GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                       ----------   ----------   ----------   ----------   ---------   ---------   ---------   ------------
0.95% ..............     $ 4,125     2,859,503          --      380,252      36,985      202,051     394,810       144,669
1.00% ..............       1,122     1,333,541          --      213,104      10,403       49,500     107,043        25,606
1.05% ..............         331       290,203          --       42,541       1,613       10,878      18,888         4,265
1.10% ..............         395       559,322          --       32,570      13,279       57,333     157,175        59,873
1.15% ..............         956       274,644          --       14,610      16,358       52,075     127,466        92,297
1.20% ..............       3,261     1,197,909          --       65,499      27,127      128,102     222,360        75,727
1.25% ..............         242       116,130          --        8,361      26,371       21,818      54,208        30,850
1.30% ..............         269       219,641          --       25,640       2,408       20,400      40,254        10,279
1.35% ..............         388       266,824          --        7,613       7,711       36,202      68,147        32,372
1.40% ..............       3,672     1,689,456          --       68,193      49,160      181,043     472,050       201,812
1.45% ..............         616       536,804          --       29,864       3,317       49,000      93,738        28,285
1.50% ..............         182       161,361      76,423        4,342       9,295       46,629      89,588        54,537
1.55% ..............       1,027       833,599          --       11,918      26,172      100,129     198,571        74,944
1.60% ..............       1,673       293,875      13,501        4,821      32,846      118,366     156,502        89,831
1.65% ..............         282       188,014      72,772        6,573      21,429       51,991      79,310        54,925
1.70% ..............         333        92,170          --        3,139       3,471       19,342      32,908        17,880
1.75% ..............         422       115,123      13,915        3,736       6,274       37,090      89,428        38,333
1.80% ..............         108       106,196       7,230        1,723      10,836        9,881      30,436        15,379
1.85% ..............         447       105,298          --        5,083      11,562       35,545      81,475        39,518
1.90% ..............          46        19,170       8,841          681       1,116          454       6,673        11,327
1.95% ..............         540        24,790      46,269          505      19,017       11,606      50,613        33,884
2.00% ..............          44        89,032       1,895        2,538       5,247        7,738      24,984        20,888
2.05% ..............       1,102        59,285      22,448          594      13,883        9,776      55,240        33,304
2.10% ..............         148        18,256      52,257          107       6,339       14,679      49,434        26,757
2.15% ..............          63        14,196       1,586          658         684        2,115      15,561        10,005
2.20% ..............          --         9,112      25,848          839      10,809        9,860      53,059        43,916
2.25% ..............         236        12,467          --          504       1,032        1,465       5,994         3,477
2.30% ..............          --        15,747          23           55       1,135          145       4,521         4,975
2.35% ..............          --            17         858           10          69          261       3,894         1,911
2.40% ..............          87        16,726          --           --         476          557       8,902         5,791
2.45% ..............          --         2,366       2,914          222          40           37       3,190         1,781
2.50% ..............          --             3      10,551            3         306          577      10,966         3,889
2.55% ..............          56         2,314          --           --          --           --         689           796
2.60% ..............          --           449       8,675           --       9,498        4,704       6,909         5,613
2.65% ..............          --           802          --           --          34           44         104           276
2.85% ..............          --            --          --           --          --           --          --            97
                         -------    ----------     -------      -------     -------    ---------   ---------     ---------
   Totals ..........     $22,173    11,524,345     366,006      936,298     386,302    1,291,393   2,815,090     1,300,069
                         =======    ==========     =======      =======     =======    =========   =========     =========

                       GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal   GVITSMdCpGr   GVITMyMkt   GVITNWFund   GVITNWFund2
                       ------------   ----------   -----------   ---------   -----------   ---------   ----------   -----------
0.95% ..............     $200,544        3,717        6,000       413,971      220,477     2,505,145    1,645,750        --
1.00% ..............       66,857          651          920       192,085       99,799     1,016,182      923,046        --
1.05% ..............       11,634          347          338        38,710       14,523       237,783      146,053        --
1.10% ..............       90,340          258        2,376        72,843       43,924       385,869      196,462        --
1.15% ..............       69,710          397        1,396        39,322       21,499       182,356       68,767        --
1.20% ..............      121,827        1,044        4,599       184,297      143,533     2,071,819      255,075        --
1.25% ..............       18,729           86          710        18,223       12,583       102,791       39,362        --
1.30% ..............       15,084          461           34        33,561       33,341       296,101       46,744        --
1.35% ..............       38,534          341        1,232        37,034       18,623       300,093       49,941        --
1.40% ..............      248,596        2,799        6,729       237,825      144,135     1,636,536      455,384        --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              GVITIDModCon   GVITIntGro   GVITIntGro3   GVITJPBal   GVITSMdCpGr    GVITMyMkt   GVITNWFund   GVITNWFund2
                       ------------   ----------   -----------   ---------   -----------   ----------   ----------   -----------
1.45% ..............        46,769          93           318        98,396      86,014        685,312      229,244         --
1.50% ..............        77,450         113           629        19,919      17,469        252,732       50,037      6,063
1.55% ..............       106,810         750         2,649       105,947      49,855        708,123      134,377         --
1.60% ..............       118,856       1,149         3,526        29,942      22,752        295,682       43,044      2,349
1.65% ..............        45,197         115         1,241        20,630      12,505        170,190       41,861      3,862
1.70% ..............        20,687          38           439        10,008       6,789        100,262       23,903         --
1.75% ..............        59,673          --            94        19,566       4,718        107,185       12,817      1,397
1.80% ..............        36,713         153           385         8,494       7,788         73,677        9,088        856
1.85% ..............        31,202         396           246        16,038       9,296        111,246       19,870         --
1.90% ..............         4,420         107            16         3,622       4,064         34,149        5,967        468
1.95% ..............        19,260          --            --         5,309       1,882         44,483        3,680      1,672
2.00% ..............        13,358          --             4        11,621       6,507         67,026        8,972         --
2.05% ..............        26,799          --           570         4,296       4,868         45,459        5,167      1,722
2.10% ..............        26,167          10            --           613         975         37,693        2,455      3,655
2.15% ..............        16,034          --            --         5,428       2,163         16,690        2,721         --
2.20% ..............        27,126          --            --         1,713         709         29,267        3,268      3,277
2.25% ..............         5,264          --            --           765       1,320          2,593          718         --
2.30% ..............         1,536          --            --         5,820         731          5,749          826         --
2.35% ..............           134          --            --            48          22          1,964           49         --
2.40% ..............         3,254          --            --        13,773       1,339            667          273         --
2.45% ..............         1,056          --            --            --          47          4,101        1,095        237
2.50% ..............         7,469          --            --            --          --              5           50      8,241
2.55% ..............           285          --            --         1,062          --             12           57         --
2.60% ..............         6,274          --            --            43          --          2,599           --        242
2.65% ..............            44          --            --           289          28             --           12         --
                        ----------      ------        ------     ---------     -------     ----------    ---------     ------
   Totals ..........    $1,583,692      13,025        34,451     1,651,213     994,278     11,531,541    4,426,135     34,041
                        ==========      ======        ======     =========     =======     ==========    =========     ======

                       GVITLead   GVITLead3   GVITNStrVal   GVITSmCapGr   GVITSmCapGr2   GVITSmCapVal   GVITSmCapVal2   GVITSmComp
                       --------   ---------   -----------   -----------   ------------   ------------   -------------   ----------
0.95% ..............      $--       10,295       53,410        197,247           --        1,059,537            --         816,880
1.00% ..............       --        8,343       25,180         72,011           --          347,661            --         346,021
1.05% ..............       --          719        7,241         11,690           --           69,906            --          56,571
1.10% ..............       --        2,276        1,037         58,043           --          204,855            --         126,896
1.15% ..............       --        1,087          486         29,475           --           92,154            --          66,454
1.20% ..............       --       10,178       12,975        126,920           --          451,366            --         379,490
1.25% ..............       39        1,808        1,486         13,670           --           43,949            --          33,991
1.30% ..............       --        1,199        2,789         29,149           --           76,723            --          71,776
1.35% ..............       --        1,385          637         30,830           --          104,680            --          62,024
1.40% ..............       --        9,744        4,025        201,623           --          532,879            --         395,375
1.45% ..............       --        6,865        5,196         81,944           --          219,576            --         167,682
1.50% ..............       --        2,035        2,932         17,897        5,546           49,922         6,565          41,616
1.55% ..............       --        5,614          294         63,239           --          237,404            --         123,565
1.60% ..............       --        4,193           16         34,409          365           99,075         1,385          63,019
1.65% ..............       --        3,297          876         24,304        2,712           72,736         5,875          71,660
1.70% ..............       --          254            1         19,365           --           43,987            --          19,647
1.75% ..............       --          288           --          9,756        1,107           37,032           943          21,971
1.80% ..............       --          295           83          8,930          363           29,966           531          25,123
1.85% ..............       --           45          478         19,121           --           50,433            --          40,568
1.90% ..............       --          289           39          2,761          330           11,862           962           5,765
1.95% ..............       --           71           --          1,706        3,818            6,496         3,486           8,099
2.00% ..............       --          317            4          9,421           --           29,649            94          16,405
2.05% ..............       --        2,199           --          9,282        3,042           26,879         3,955          18,500
2.10% ..............       --            4           24          1,899        3,953            3,972         4,262           2,008
2.15% ..............       --            8           --            932          124            5,297           436           3,800
2.20% ..............       --           68           --          2,527          762           12,999         2,764           3,376
2.25% ..............       --           22           --            705           --            2,374            --           1,959
2.30% ..............       --           78           --            230           --            2,338            35           3,422
2.35% ..............       --           --           --            123          556               70           206              28
2.40% ..............       --           55           --            167           --            1,156            --           6,654
2.45% ..............       --           78           --             --          111            1,145            --             105
2.50% ..............       --           --           --             --           --               --            --             107
2.55% ..............       --           --           --             12           --               29            --             665
2.60% ..............       --           --           --             --          398               --           358              --
2.65% ..............       --           --           --             31           --               32            --             140
2.70% ..............       --           --           --             --           --               --            --             107
2.85% ..............       --           --           --             --           --                8            --              --
                          ---       ------      -------      ---------       ------        ---------        ------       ---------
   Totals ..........      $39       73,109      119,209      1,079,419       23,187        3,928,147        31,857       3,001,469
                          ===       ======      =======      =========       ======        =========        ======       =========

                       GVITSmComp2   GVITTGroFoc   GVITTGroFoc3   GVITUSGro   GVITUSGro3   GVITVKMultiSec   GVITWLead   GVITWLead3
                       -----------   -----------   ------------   ---------   ----------   --------------   ---------   ----------
0.95% ..............     $    --         5,829         7,348          --         37,246         503,610       86,308       6,423
1.00% ..............          --         1,804         5,010          --         31,902         216,484       36,910       2,306
1.05% ..............          --            20         2,353          --          4,835          49,955        9,843         321
1.10% ..............          --           973           800          --          9,327          65,559        7,418         824
1.15% ..............          --           864           145          --          4,890          35,835        3,284         617
1.20% ..............          --         2,195         3,006          --         24,128         246,708       28,433       1,785
1.25% ..............          --           171           101         217          1,980          19,298        3,156         443
1.30% ..............          --            42         2,400          --          7,443          46,815       12,699       1,204
1.35% ..............          --           591         1,146          --          4,294          45,500        3,913         737
1.40% ..............          --         2,503         6,408          --         25,891         307,691       26,898       2,948
1.45% ..............          --           997         1,110          --         51,134         106,825        9,035         888
1.50% ..............       8,885           772           777          --          7,278          41,067        1,807         210
1.55% ..............          --         1,515           920          --         18,524          93,480        7,612       1,714
1.60% ..............       6,029           311           938          --          5,467          47,979        3,307         420
1.65% ..............       1,939           140           897          --          4,813          40,025        2,818         282
1.70% ..............          --            85            84          --          3,556          18,979          487         353
1.75% ..............       2,657            --            13          --         11,824          24,004        1,094          27
1.80% ..............       3,290            --            67          --          2,902          13,515        2,173          90
1.85% ..............          --           295           352          --          1,987          18,604        2,316         131
1.90% ..............       2,930            --            --          --            212           3,616          301         185
1.95% ..............       5,479            --            --          --          1,824          14,548          105          82
2.00% ..............       1,863            31            19          --          8,563           8,690        1,791       2,309
2.05% ..............       5,448           259            --          --          2,389          22,862        1,290          --
2.10% ..............       4,684            --            --          --            389           4,548          301          65
2.15% ..............          74            --            --          --            690           3,762          641         928
2.20% ..............       5,921            --            --          --             14           9,725          752          15
2.25% ..............          --            --            --          --            161             106           10          80
2.30% ..............          --            --            --          --            174           1,103        1,514       2,434
2.35% ..............          --             5             2          --             --           1,242           16          --
2.40% ..............          --            --            --          --             16             192        3,393       5,621
2.45% ..............       1,387            --            98          --            148           2,389           --          --
2.50% ..............       1,079            --            --          --             --             766          130          --
2.55% ..............          --            --            --          --              2              --          246         286
2.60% ..............       1,510            --            --          --            727           2,893           --          --
2.65% ..............          --            --            --          --             --              --           17         139
                         -------        ------        ------         ---        -------       ---------      -------      ------
   Totals ..........     $53,175        19,402        33,994         217        274,730       2,018,375      260,018      33,867
                         =======        ======        ======         ===        =======       =========      =======      ======

                       JanBal   JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgLgCap   MFSMidCapGrS
                       ------   --------   -----------   ---------   -----------   ---------   -----------   ------------
0.95% ..............     $--     480,474      32,010      127,126       82,743      253,937        942              --
1.00% ..............      --     221,087      14,216       69,036       24,399      125,147         78              --
1.05% ..............      --      33,923       2,209        9,247        8,843       14,165          2              --
1.10% ..............      --      89,668       9,192       18,705       32,413       47,912         28              --
1.15% ..............      --      47,329       4,164       10,717       13,796       25,641         15              --
1.20% ..............      --     377,368      22,390       92,060       69,265      215,359        198              --
1.25% ..............       1      37,700       6,145       12,043       12,009       17,144          9              --
1.30% ..............      --     107,912       4,744       18,334       11,570       38,224         --              --
1.35% ..............      --      53,908       6,027        8,740       15,956       16,646          1              --
1.40% ..............      --     586,777      41,567      154,095       83,694      280,288        679              --
1.45% ..............      --     342,413      17,750       99,144       38,554      187,671         --              --
1.50% ..............      --      70,662       3,130       21,138        8,389       43,145         10           9,655
1.55% ..............      --     148,762      16,121       27,351       23,773       56,768        101              --
1.60% ..............      --      62,715       5,325       12,086       19,752       22,600        142           2,511
1.65% ..............      --      75,655       8,961       16,385       15,752       25,330         16           7,846
1.70% ..............      --      32,663       5,594        5,012       14,910       13,465         --              --
1.75% ..............      --      16,132       1,393        1,020        7,192        5,345        413           2,674
1.80% ..............      --      20,393       2,587        2,816        4,242       11,896         --           2,235
1.85% ..............      --      32,315       8,069        4,295        7,291       12,956         --              --
1.90% ..............      --      10,632         394        2,743        3,153        2,878        214           1,936
1.95% ..............      --      14,191          44        2,186        1,756        4,021         --           5,749
2.00% ..............      --      13,258       1,423        2,376        3,252        7,710         --           1,705
2.05% ..............      --      10,523       1,923        3,331        4,751        3,430         37           6,141
2.10% ..............      --       2,710         186          782          469        1,721         --           5,318
2.15% ..............      --       3,951         312          318          118          374         --             268
2.20% ..............      --       2,904         168          880           77        2,152         --           2,740
2.25% ..............      --       1,228         181           43          115          719         --              --
2.30% ..............      --         123          46           14           11           66         --              --
2.35% ..............      --          41           2           13           --           21          3              88
2.40% ..............      --         995          14           --           12            2         --              --

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued              JanBal    JanCapAp   JanGlTechS2   JanGlTech   JanIntGroS2   JanIntGro   JanRMgLgCap   MFSMidCapGrS
                       ------   ---------   -----------   ---------   -----------   ---------   -----------   ------------
2.45% ..............      --            8          --            3           --             6         --            663
2.50% ..............      --          610          --           --           29            63         --          1,326
2.60% ..............      --          846          --           --           --            --         --          1,965
2.70% ..............      --          215          --           --           --            --         --             --
                         ---    ---------     -------      -------      -------     ---------      -----         ------
   Totals ..........     $ 1    2,900,091     216,287      722,039      508,286     1,436,802      2,888         52,820
                         ===    =========     =======      =======      =======     =========      =====         ======

                       MFSNewDiscS   MFSValS   NBAMTFasc   NBAMTFocus   NBAMTGuard   NBAMTLMat   NBAMTMCGr   NBAMTPart
                       -----------   -------   ---------   ----------   ----------   ---------   ---------   ---------
0.95% ..............     $    --          --         --          --        296,663     23,264      428,898     365,824
1.00% ..............          --          --         --          --        135,644      9,370      208,700     211,331
1.05% ..............          --          --         --          --         33,575        800       37,003      38,083
1.10% ..............          --          --         --          --         47,649      5,190       88,858      31,480
1.15% ..............          --          --         --          --         27,631      1,641       41,341      11,888
1.20% ..............          --          --         --          --        121,468     24,094      235,438     117,221
1.25% ..............          --          --         --          --         15,334        335       24,959       7,977
1.30% ..............          --          --         --          --         30,641      1,920       42,838      13,018
1.35% ..............          --          --         --          --         34,713      5,739       34,839      18,892
1.40% ..............          --          --         --          --        147,645     15,032      305,729     108,832
1.45% ..............          --          --         --          --         59,500      3,444      189,989      59,555
1.50% ..............       3,595       5,769      5,083       1,510         16,322      1,392       29,881       7,903
1.55% ..............          --          --         --          --         67,787      8,352      100,914      48,354
1.60% ..............         793       2,033        720          15         38,761      4,635       46,231      17,921
1.65% ..............       3,982       8,478      1,161         855         19,703      2,260       37,998      16,880
1.70% ..............          --          --         --          --         11,189        349       20,059       4,819
1.75% ..............         972       3,363        732         737         10,255        619       17,030       3,725
1.80% ..............         518          85         23          --          6,249      1,016        9,990       4,359
1.85% ..............          --          --         --          --         16,878      1,320       21,256       4,132
1.90% ..............       1,216       1,372         95          --          3,246         16        6,040         294
1.95% ..............       4,668       5,359      2,673         908          2,867        141        3,733         138
2.00% ..............          --         812        308          --         14,536         --        6,787       2,926
2.05% ..............       1,251       6,143      4,179       1,108          9,618        105       10,198       4,365
2.10% ..............       2,741       2,517      1,008       1,953            835      1,556        2,328         236
2.15% ..............         102       1,266        196         501          1,126         98        1,652         195
2.20% ..............       2,695       4,005      1,773       1,628          1,207         69        4,466         726
2.25% ..............          --          --         --          --            508         --          421          45
2.30% ..............          --          --         --          --            494         --          450          14
2.35% ..............         157       1,145         --         880             --         --           19          22
2.40% ..............          --          --         --          --             29         --            4           2
2.45% ..............         126         617        566          --             --         --           --          --
2.50% ..............       1,270         102        471          64             --         --           --          --
2.60% ..............          64         528         80         366             --         --           --          --
2.65% ..............          --          --         --          --             --         --            6          --
                         -------      ------     ------      ------      ---------    -------    ---------   ---------
   Totals ..........     $24,150      43,594     19,068      10,525      1,172,073    112,757    1,958,055   1,101,157
                         =======      ======     ======      ======      =========    =======    =========   =========

                       OppAggGro    OppCapAp   OppCapApS   OppGlSec3   OppGlSec   OppGlSecS   OppMSFund   OppMSFundS
                       ---------   ---------   ---------   ---------   --------   ---------   ---------   ----------
0.95% ..............    $549,458   1,135,007         --      90,426     426,906         --     875,197          --
1.00% ..............     272,305     500,890         --      26,382     111,548         --     424,053          --
1.05% ..............      44,529      76,480         --       3,037      18,393         --      77,364          --
1.10% ..............     128,087     289,782         --      28,000     126,643         --     171,396          --
1.15% ..............      45,469     148,419         --      18,768      75,864         --      89,055          --
1.20% ..............     222,705     521,834         --      48,665     385,868         --     461,988          --
1.25% ..............      37,844      70,461         --       5,736      29,611         --      57,036          --
1.30% ..............      52,062     109,225         --       7,814      58,147         --     103,667          --
1.35% ..............      35,514     131,188         --      14,539      85,345         --      99,069          --
1.40% ..............     302,911     664,661         --      80,359     373,074         --     679,682          --
1.45% ..............     198,258     316,797         --      21,914     117,000         --     356,519          --
1.50% ..............      37,540      80,304     18,900      10,084      36,923     14,345      78,291      20,623
1.55% ..............      79,631     285,661         --      34,429     156,714         --     235,034          --
1.60% ..............      31,092     137,389      7,785      22,310      77,562     11,473     112,953       5,187
1.65% ..............      46,862     117,232     10,309      12,728      75,710     10,278      84,898      30,858
1.70% ..............      25,361      73,387         --       4,805      25,426         --      25,584          --
1.75% ..............       7,028      45,036      5,763       8,253      30,152      7,673      29,932       6,294
1.80% ..............      12,473      42,925      7,180       6,327      32,551      5,970      48,388       1,904
1.85% ..............      17,841      72,844         --       3,589      24,394         --      42,383          --
1.90% ..............       5,161      14,774      2,458       3,041       9,161      3,053       8,790       2,071
1.95% ..............       5,508       7,460     12,253       4,285       8,210     14,242       8,874       7,134
2.00% ..............       7,319      36,259        362       1,467      14,111        500      22,578       1,378

Continued              OppAggGro    OppCapAp    OppCapApS   OppGlSec3   OppGlSec    OppGlSecS   OppMSFund   OppMSFundS
                       ----------   ---------   ---------   ---------   ---------   ---------   ---------   ----------
2.05% ..............        5,704      31,579     10,192       5,777       20,882     14,166       14,278       8,846
2.10% ..............        2,017       3,206      9,029       4,101        1,801     12,641        3,732      16,716
2.15% ..............          526       4,250      1,011         756        1,446        759        4,008         631
2.20% ..............        3,949       7,872      5,484       4,124        2,192     11,588        8,546       9,095
2.25% ..............          421       2,543         --          37        1,196         --        1,883          --
2.30% ..............          332         505         --          10          269         23          685          --
2.35% ..............            1          82         27          --           --        551          247         205
2.40% ..............            2       1,941         --          99          816         --          947          --
2.45% ..............           --       1,195        207         566          273      1,612           90         330
2.50% ..............           97         231      4,681          75            6        995          308         103
2.55% ..............           --         450         --          --          389         --           --          --
2.60% ..............           62          --      2,478         689           --      1,734        1,299       1,426
2.65% ..............            7       1,175         --          17           47         --           33          --
2.70% ..............          549          94         --          --           98         --           --          --
2.85% ..............           --          --         --          --            8         --           --          --
                       ----------   ---------     ------     -------    ---------    -------    ---------     -------
   Totals ..........   $2,178,625   4,933,138     98,119     473,209    2,328,736    111,603    4,128,787     112,801
                       ==========   =========     ======     =======    =========    =======    =========     =======

                       OppMSSmCapS   OppStratBdS     StOpp2    VEWrldEMkt   VEWrldHAs   VKCom2    VKEmGr2   VKCorPlus2
                       -----------   -----------   ---------   ----------   ---------   -------   -------   ----------
0.95% ..............       $--              --       373,199     131,077      70,166         --        --         --
1.00% ..............        --              --        91,841      58,643      29,910         --        --         --
1.05% ..............        --              --        16,464      11,717       5,693         --        --         --
1.10% ..............        --              --       130,238       9,833       7,303         --        --         --
1.15% ..............        --              --        81,362       3,539       3,334         --        --         --
1.20% ..............        --              --       354,638     212,220      33,137         --        --         --
1.25% ..............         3              --        38,037       5,758       1,412         --        --         --
1.30% ..............        --              --        49,455       9,249       2,239         --        --         --
1.35% ..............        --              --        81,268       8,180       4,702         --        --         --
1.40% ..............        --              --       318,145      61,087      37,217         --        --         --
1.45% ..............        --              --       126,729      26,178      13,350         --        --         --
1.50% ..............        --           8,953        42,902       5,496       2,186     24,420     4,411         77
1.55% ..............        --              --       180,111      16,539      11,295         --        --         --
1.60% ..............        --           8,124        82,889       5,477       2,896     14,649     2,677         22
1.65% ..............        --          11,751        69,502       7,961       2,740     25,629     3,378        921
1.70% ..............        --              --        30,464       1,891       1,342         --        --         --
1.75% ..............        --           3,393        35,103       1,880       1,211      9,288     2,029         --
1.80% ..............        --           1,541        40,391       2,888       1,101      5,615     2,464          5
1.85% ..............        --              --        24,851       1,760       1,654         --        --         --
1.90% ..............        --           1,864         4,171       1,654       1,025      5,802     1,115        137
1.95% ..............        --           9,926         9,404         329          75     30,804     5,915         --
2.00% ..............        --              --        16,669       1,800       1,141        229       587         --
2.05% ..............        --           3,826        19,438       1,926       1,178     23,781     3,997         21
2.10% ..............        --           7,315           987         204          89     27,061     4,335         --
2.15% ..............        --           1,203         2,676         194         458      3,639       385         --
2.20% ..............        --           3,981         5,957         357          24     22,470     5,097         --
2.25% ..............        --              --         1,123          --          --         --        --         --
2.30% ..............        --              --           217          19          18         11        11         --
2.35% ..............        --             763            --          --          --      1,528       367         --
2.40% ..............        --              --         1,183           2         328         --        --         --
2.45% ..............        --             820         1,077          --          --      2,619       509         --
2.50% ..............        --             121           426          --          --      2,048       328         --
2.55% ..............        --              --           443          --          23         --        --         --
2.60% ..............        --             906         1,699          --          --      6,536       133         --
2.65% ..............        --              --            35          --          --         --        --         --
2.70% ..............        --              --           556          --          --         --        --         --
                           ---          ------     ---------     -------     -------    -------    ------      -----
   Totals ..........       $ 3          64,487     2,233,650     587,858     237,247    206,129    37,738      1,183
                           ===          ======     =========     =======     =======    =======    ======      =====

                       VKEmMkt    VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat    WRBal
                       --------   ---------   -----------   ----------   ---------   ----------   ---------   -------
0.95% ..............   $165,874     21,137      568,305        5,351           --         839      148,649    134,024
1.00% ..............     53,065      6,864      185,089        4,348           --         658        3,535      2,695
1.05% ..............      9,887        616       34,859          436           --          --        2,118      2,579
1.10% ..............     17,109      5,805       89,392       13,718           --         379      168,238    103,627
1.15% ..............     12,100      4,743       56,919        4,848           --       1,435       70,577     49,865
1.20% ..............     96,367     35,985      268,603       34,659       10,411       5,094        6,014      2,946
1.25% ..............      8,812      2,898       21,670        4,582           63         165       12,133     11,228
1.30% ..............      7,947      3,708       36,002          602           --          51        1,762      1,074
1.35% ..............      7,709     10,211       47,060          168           --          --        8,052      3,092
1.40% ..............    109,982     25,926      346,042       10,902           --       1,209      330,797    246,778

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued               VKEmMkt   VKMidCapG   VKUSRealEst   VicDivrStk   VicInvQBd   VicSmCoOpp   WRAsStrat    WRBal
                       --------   ---------   -----------   ----------   ---------   ----------   ---------   -------
1.45% ..............     24,820     17,778        88,222       82,577          --       3,885        30,190    22,626
1.50% ..............      6,221      9,536        38,506        1,369         639         249        16,185     6,493
1.55% ..............     29,172      8,549       146,690       31,929          --       4,885       271,022   177,210
1.60% ..............     26,700      2,451        76,202        6,379          --       1,550       106,459    66,716
1.65% ..............     10,879     17,885        53,445        1,520         222         287        16,682     6,979
1.70% ..............      4,022      1,197        16,316        2,717          --          93        14,407    13,337
1.75% ..............     12,910      4,555        28,547        7,006          --          --         1,996     4,698
1.80% ..............      2,670      4,243        20,423          416          --          --         8,289     8,047
1.85% ..............     10,518      2,814        38,198        1,247          --          --        40,513    20,164
1.90% ..............      2,172        415         9,056          163          --          --         5,683     4,439
1.95% ..............        818        413        13,392           --          --          --        12,664     7,355
2.00% ..............      6,738        125        27,643          621          --         118        22,270    13,169
2.05% ..............      4,173      2,724        24,995        4,688          --         449         9,332     6,033
2.10% ..............        244        316        10,955           --          --          --         1,808       350
2.15% ..............      1,218         10         7,423        3,262          --          --         1,371       161
2.20% ..............      1,910      1,890        16,387           --          --          --            67       573
2.25% ..............        375          7         2,943           --          --          --         3,226     1,128
2.30% ..............        141         --         6,578           --          --          --           354       343
2.35% ..............         79         --           917           --          --          --            --        --
2.40% ..............        593         --        15,021           --          --          --         5,865     1,453
2.45% ..............        263         --         2,715           --          --          --         1,127        --
2.50% ..............         --         --           651           --          --          --            27        --
2.55% ..............         --         --         1,258           --          --          --            --        --
2.60% ..............         --         --         1,931           --          --          --            --        --
2.65% ..............         --         --           378           --          --          --            --        --
2.70% ..............         --         --           502           --          --          --            --        --
2.85% ..............         --         --             9           --          --          --            --        --
                       --------    -------     ---------      -------      ------      ------     ---------   -------
   Totals ..........   $635,488    192,801     2,303,244      223,508      11,335      21,346     1,321,412   919,182
                       ========    =======     =========      =======      ======      ======     =========   =======

                          WRBnd     WRCoreEq    WRGrowth    WRHiInc   WRIntl    WRLTBond   WRMMkt    WRSciTech
                       ----------   ---------   ---------   -------   -------   --------   -------   ---------
0.95% ..............   $  188,458     314,251     346,354   101,403    45,744     54,946    33,961     98,963
1.00% ..............        4,423       5,265       6,769     1,093       275      1,679     1,589        404
1.05% ..............        6,062       6,903       8,657     3,844     1,140      1,531     1,351      2,341
1.10% ..............      172,970     355,831     388,928   122,621    59,456     66,377    53,409    112,530
1.15% ..............       62,308     105,827     122,044    46,878    20,486     28,468    22,110     34,880
1.20% ..............        5,769       8,685      10,869     2,485     1,892        829     3,507      3,974
1.25% ..............       19,682      30,008      34,357    15,074     5,703      6,583     6,689      4,740
1.30% ..............        2,708       1,429       2,111     1,324       309      2,747       461        245
1.35% ..............        5,698      10,698      11,060     2,267     1,837      1,580     1,420      3,223
1.40% ..............      395,875     788,480     913,404   174,229   157,740    134,751   135,211    241,905
1.45% ..............       25,705      71,678      88,026    17,176    14,735     24,733    26,431     18,476
1.50% ..............       25,286      28,944      35,432     6,962     7,116     10,185     7,913      8,690
1.55% ..............      264,761     514,208     556,548   127,612    97,982     69,439    75,130    189,876
1.60% ..............      100,950     232,797     254,673    67,480    73,285     46,929    42,468     98,673
1.65% ..............       13,648      26,184      30,410     7,275     4,775      5,163     9,211      6,686
1.70% ..............       26,630      38,250      48,819    10,675     8,249      7,631     7,601      8,635
1.75% ..............        4,932       5,350       9,729     3,393       998      1,076     7,109      1,031
1.80% ..............        7,788      23,710      28,247     5,437     6,490      3,798    10,017      5,572
1.85% ..............       31,272      87,478      90,820    19,640    11,572     18,493    21,577     29,314
1.90% ..............        5,236      16,101      14,793     3,787     2,787      1,829     5,723      3,215
1.95% ..............       15,248      31,247      28,473    12,468     5,255      2,099     5,475     11,172
2.00% ..............       19,682      52,788      62,197    12,509    12,419      5,848     9,591     13,205
2.05% ..............        7,230      14,073      19,352     5,512     1,740      5,153     1,781      6,375
2.10% ..............        2,334       6,533       6,150     1,121     1,286      1,746       758      1,260
2.15% ..............           17         614       1,948        66       483         73        42      1,094
2.20% ..............          725         719          57        61        --        120       146         24
2.25% ..............        4,899       8,495       9,324     2,491     2,233      3,645     2,105      2,125
2.30% ..............        1,125       2,189       2,916       241       754      1,352       590        443
2.35% ..............          536          19         154       505        --        346       116         --
2.40% ..............           --       2,556       2,472        --       121         --        --      1,726
2.45% ..............        3,303          51          --        51        52         96        --        546
2.50% ..............           31          30          21        --        --         --        --          4
                       ----------   ---------   ---------   -------   -------    -------   -------    -------
   Totals ..........   $1,425,291   2,791,391   3,135,114   775,680   546,914    509,245   493,492    911,347
                       ==========   =========   =========   =======   =======    =======   =======    =======

                         WRSmCap    WRValue
                       ----------   -------
0.95% ..............   $  134,509   101,558
1.00% ..............          796        --
1.05% ..............        2,621       898
1.10% ..............      156,397   152,031
1.15% ..............       54,025    49,402
1.20% ..............        4,938     3,172
1.25% ..............       12,005    10,782
1.30% ..............          480     1,442
1.35% ..............        5,616     5,580
1.40% ..............      401,472   208,535
1.45% ..............       31,487    17,299
1.50% ..............       15,610     9,218
1.55% ..............      275,543   189,509
1.60% ..............      142,273   106,101
1.65% ..............       11,317    11,096
1.70% ..............       16,265     9,033
1.75% ..............        1,940     2,745
1.80% ..............       11,669     8,726
1.85% ..............       38,033    32,690
1.90% ..............        5,824     4,062
1.95% ..............       10,288    15,429
2.00% ..............       27,752    22,076
2.05% ..............        4,172     8,853
2.10% ..............        2,211     1,211
2.15% ..............        1,143       648
2.20% ..............           73       651
2.25% ..............        4,961     1,276
2.30% ..............          957       551
2.40% ..............        1,455     1,937
2.45% ..............           55       594
2.50% ..............            5        --
                       ----------   -------
   Totals ..........   $1,375,892   977,105
                       ==========   =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31 2003 and 2002, total transfers to the Account from the fixed account were $624,241,668 and $1,216,287,510, respectively, and total transfers from the Account to the fixed account were $238,528,658 and $550,817,142, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $5,270,796 and $13,295,537 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $29,575,901 and $28,003,942 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                   Contract                                                Investment
                                   Expense                      Unit          Contract       Income             Total
                                    Rate*         Units      Fair Value    Owners' Equity    Ratio**            Return***
                                -------------  ----------  --------------  --------------  ----------  ------------------------
     AIM VIF - Balanced Fund - Series I Shares
        2003 .................  0.95% to 2.05%     78,940  $ 9.49 to 9.26   $    743,430      2.46%     15.26% to  13.96%
        2002 .................  0.95% to 1.55%     45,020    8.18 to 8.24        369,841      5.12%    -18.39% to -17.89%

     AIM VIF - Basic Value Fund - Series II Shares
        2003 .................  1.50% to 2.60%    741,502    9.95 to 9.76      7,338,132      0.00%     31.29% to  29.83%
        2002 .................  1.50% to 2.60%    298,956    7.52 to 7.58      2,260,202      0.00%    -24.80% to -24.23% (a) (b)

     AIM VIF - Blue Chip - Series I Shares
        2003 .................  0.95% to 2.05%     40,180    9.07 to 8.85        360,974      0.00%     23.96% to  22.55%
        2002 .................  0.95% to 1.55%     21,069    7.27 to 7.32        153,752      0.00%    -27.31% to -26.86%

     AIM VIF - Capital Appreciation Fund - Series I Shares
        2003 .................  0.95% to 1.75%     11,432    9.91 to 6.66        111,852      0.00%     28.29% to  27.23%
        2002 .................  0.95% to 1.10%      3,915    7.71 to 7.72         30,215      0.00%    -25.19% to -25.08%

     AIM VIF - Capital Appreciation Fund - Series II Shares
        2003 .................  1.50% to 2.60%    173,419   10.09 to 9.90      1,739,753      0.00%     27.25% to  25.83%
        2002 .................  1.50% to 2.50%     62,716    7.88 to 7.93        495,921      0.00%    -21.25% to -20.71% (a) (b)

     AIM VIF - Core Equity Fund - Series I Shares
        2003 .................  0.95% to 1.55%     14,504  10.25 to 10.12        147,046      1.27%     23.24% to  22.49%
        2002 .................  0.95% to 1.55%      7,344    8.26 to 8.32         60,743      0.72%    -16.89% to -16.39%

     AIM VIF - Premier Equity Fund - Series I Shares
        2003 .................  0.95% to 1.55%     49,765    8.64 to 8.53        426,173      0.32%     23.89% to  23.14%
        2002 .................  0.95% to 1.55%     46,242    6.93 to 6.98        321,013      0.78%    -31.34% to -30.92%

     AIM VIF - Premier Equity Fund - Series II Shares
        2003 .................  1.50% to 2.60%    191,437    9.46 to 9.28      1,800,438      0.32%     22.96% to  21.59%
        2002 .................  1.50% to 2.45%     75,225    7.64 to 7.69        576,910      0.61%    -23.57% to -23.07% (a) (b)

     Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
        2003 .................  1.50% to 2.60%    371,825  10.25 to 10.06      3,793,585      0.79%     30.20% to  28.75%
        2002 .................  1.50% to 2.60%     82,504    7.81 to 7.87        647,929      0.00%    -21.85% to -21.26% (a) (b)

     Alliance VPSF - AllianceBernstein Premier Growth Portfolio - Class B
        2003 .................  1.50% to 2.60%    414,836    9.51 to 9.33      3,923,210      0.00%     21.52% to  20.16%
        2002 .................  1.50% to 2.60%    126,001    7.76 to 7.82        983,078      0.00%    -22.36% to -21.77% (a) (b)

     Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
        2003 .................  1.50% to 2.60%    498,772  11.46 to 11.25      5,681,552      0.55%     38.78% to  37.23%
        2002 .................  1.50% to 2.60%    153,160    8.20 to 8.26      1,261,226      0.00%    -18.04% to -17.42% (a) (b)

     American Century VP - Income & Growth Fund - Class I
        2003 .................  0.95% to 2.70% 20,993,443   12.58 to 8.68    251,721,267      1.19%     28.13% to  25.85%
        2002 .................  0.95% to 2.25% 20,008,742    6.71 to 9.81    188,588,661      1.10%    -21.61% to -20.14%
        2001 .................  0.95% to 2.25% 20,431,056   8.05 to 12.29    243,703,532      0.83%    -10.68% to  -9.23%
        2000 .................  0.95% to 1.90% 17,654,096   9.56 to 13.54    234,021,547      0.49%    -12.22% to  -9.39% (b)
        1999 .................  0.95% to 1.80% 10,793,180  10.89 to 15.29    163,760,412      0.01%      8.87% to  16.90% (a)

     American Century VP - Income & Growth Fund - Class II
        2003 .................  1.50% to 2.60%    440,628  10.43 to 10.24      4,569,235      0.91%     27.25% to  25.83%
        2002 .................  1.50% to 2.60%    157,252    8.13 to 8.20      1,284,778      0.00%    -18.65% to -18.04% (a) (b)

     American Century VP - Inflation Protection Fund - Class II
        2003 .................  0.95% to 2.25%  1,685,537  10.26 to 10.33     17,335,412      1.22%      2.58% to   1.69% (a) (b)

                               Contract                                                     Investment
                               Expense                         Unit           Contract        Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     American Century VP - International Fund - Class I
        2003 ............   0.95% to 2.30%  10,982,643   $10.84 to  8.25    $116,204,136       0.73%      23.33% to  21.60%
        2002 ............   0.95% to 2.20%  13,652,082     6.70 to  8.88     117,330,400       0.94%     -22.38% to -21.13%
        2001 ............   0.95% to 2.20%  19,760,892     8.60 to 11.28     215,444,041       0.09%     -31.02% to -29.85%
        2000 ............   0.95% to 2.00%  18,957,858    12.46 to 16.10     296,162,940       0.12%     -18.48% to -14.62% (b)
        1999 ............   0.95% to 1.70%  10,249,663    15.31 to 19.57     195,444,986       0.00%      53.15% to  62.49% (a)

     American Century VP - International Fund - Class III
        2003 ............   0.95% to 2.60%   5,738,677     9.94 to  9.66      56,813,017       0.67%      23.33% to  21.23%
        2002 ............   0.95% to 2.25%   4,339,185     7.97 to  8.06      34,923,433       0.00%     -20.30% to -19.36% (a)(b)

     American Century VP - Ultra(R)Fund - Class I
        2003 ............   0.95% to 2.70%   1,599,480     9.88 to  9.59      15,711,387       0.00%      23.71% to  21.51%
        2002 ............   0.95% to 2.25%     427,070     7.89 to  7.99       3,401,279       0.45%     -21.11% to -20.13% (a)(b)

     American Century VP - Ultra(R)Fund - Class II
        2003 ............   1.50% to 2.60%     318,356     9.76 to  9.58       3,093,529       0.00%      22.93% to  21.55%
        2002 ............   1.50% to 2.60%      84,098     7.88 to  7.94         665,893       0.15%     -21.20% to -20.61% (a)(b)

     American Century VP - Value Fund - Class I
        2003 ............   0.95% to 2.65%  31,663,303    15.18 to 13.13     487,322,945       0.94%      27.73% to  25.55%
        2002 ............   0.95% to 2.25%  30,662,966     9.53 to 12.65     370,626,062       0.88%     -14.98% to -13.45%
        2001 ............   0.95% to 2.25%  22,460,603    11.16 to 14.65     315,105,611       0.68%       9.91% to  11.74%
        2000 ............   0.95% to 1.90%   7,758,903    10.16 to 13.15      97,089,073       0.73%      15.91% to  18.56% (b)
        1999 ............   0.95% to 1.75%   3,621,111     8.78 to 11.26      38,355,931       0.76%     -12.23% to  -1.79% (a)

     American Century VP - Value Fund - Class II
        2003 ............   1.50% to 2.60%     732,705    10.93 to 10.73       7,970,560       0.67%      26.88% to  25.47%
        2002 ............   1.50% to 2.60%     276,263     8.55 to  8.62       2,374,430       0.00%     -14.48% to -13.84% (a)(b)

     BB&T VIF - Capital Appreciation Fund
        2003 ............   0.95% to 2.05%     183,955    11.24 to 10.98       2,052,428       0.00%      35.27% to  33.75%
        2002 ............   0.95% to 1.65%     126,777     8.22 to  8.31       1,048,811       0.00%     -21.50% to -20.76%

     BB&T VIF - Capital Manager Aggressive Growth Fund
        2003 ............   0.95% to 1.75%     160,093     9.88 to  9.70       1,566,829       0.39%      24.28% to  23.25%
        2002 ............   0.95% to 1.70%     141,508     7.88 to  7.95       1,118,486       0.32%     -22.59% to -22.00%

     BB&T VIF - Growth and Income Fund
        2003 ............   0.95% to 2.00%     322,683     9.91 to  9.68       3,177,031       1.93%      22.45% to  21.11%
        2002 ............   0.95% to 1.70%     173,232     8.02 to  8.09       1,397,651       1.85%     -21.01% to -20.41%

     BB&T VIF - Large Company Growth Fund
        2003 ............   0.95% to 2.05%     186,382     9.00 to  8.77       1,658,565       0.00%      26.81% to  25.36%
        2002 ............   0.95% to 1.70%     106,392     7.02 to  7.09         750,507       0.00%     -31.82% to -31.13%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2003 ............   0.95% to 1.65%     447,652     9.11 to 10.85       4,142,199       0.00%      46.26% to  45.22%
        2002 ............   0.95% to 1.65%     572,102     6.20 to  7.65       3,626,422       0.00%     -35.25% to -34.78%
        2001 ............   0.95% to 1.65%     881,184     9.51 to 11.75       8,573,915       0.00%     -29.82% to -29.32%
        2000 ............   0.95% to 1.65%   1,111,278    13.47 to 16.64      15,252,909       0.00%     -20.27% to -19.71%
        1999 ............   0.95% to 1.65%   1,263,065    16.80 to 20.76      21,609,694       0.00%      60.80% to  61.95%

     Credit Suisse Trust - International Focus Portfolio
        2003 ............   0.95% to 1.65%   1,056,590     8.86 to 10.00       9,407,868       0.43%      31.83% to  30.90%
        2002 ............   0.95% to 1.65%   1,294,997     6.69 to  7.82       8,745,981       0.00%     -21.23% to -20.67%
        2001 ............   0.95% to 1.65%   1,823,262     8.44 to  9.88      15,534,586       0.00%     -23.57% to -23.02%
        2000 ............   0.95% to 1.65%   2,118,432    10.97 to 12.85      23,458,299       0.45%     -27.11% to -26.60%
        1999 ............   0.95% to 1.65%   2,784,067    14.96 to 17.53      42,336,574       1.11%      50.90% to  51.98%

     Credit Suisse Trust - Large Cap Value Portfolio
        2003 ............   0.95% to 2.30%   1,221,166    12.35 to  9.94      15,061,157       0.70%      23.98% to  22.24%
        2002 ............   0.95% to 1.85%   1,401,028     7.47 to 10.22      13,953,162       0.91%     -24.91% to -23.83%
        2001 ............   0.95% to 1.85%   1,671,364     9.90 to 13.44      21,865,632       0.00%      -1.35% to  -0.02%
        2000 ............   0.95% to 1.85%   1,602,464     9.98 to 13.46      20,989,398       1.11%       6.96% to  13.89% (b)
        1999 ............   0.95% to 1.75%   1,518,704     9.34 to 12.50      18,422,357       1.10%      -6.63% to   5.23% (a)

     Dreyfus Emerging Leaders Fund - Service Shares
        2003 ............   1.50% to 2.60%     122,126    11.14 to 10.93       1,350,550       0.00%      44.96% to  43.34%
        2002 ............   1.50% to 2.35%      38,847     7.64 to  7.68         297,477       0.00%     -23.62% to -23.17% (a)(b)

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 ............   0.95% to 2.40%   3,945,170    10.41 to 10.15      40,884,829       0.25%      36.47% to  34.45%
        2002 ............   0.95% to 2.05%   1,223,668     7.55 to  7.63       9,310,674       0.28%     -24.49% to -23.74% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                         Unit           Contract        Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Dreyfus Socially Responsible Growth Fund, Inc., - Service Shares, The
        2003 ............   1.50% to 2.60%      36,008   $ 9.32 to  9.15   $      333,031      0.00%      23.87% to  22.49%
        2002 ............   1.50% to 2.60%      12,952     7.47 to  7.53           97,212      0.03%     -25.29% to -24.73% (a)(b)

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2003 ............   0.95% to 2.70%  14,356,877     9.97 to  6.91      139,619,825      0.11%      24.81% to  22.55%
        2002 ............   0.95% to 2.25%  15,948,771     5.41 to  7.99      124,666,691      0.20%     -30.97% to -29.62%
        2001 ............   0.95% to 2.25%  19,487,708     7.79 to 11.35      217,233,733      0.06%     -24.80% to -23.32%
        2000 ............   0.95% to 2.00%  19,733,997    10.33 to 14.80      288,435,533      1.03%     -12.80% to -11.10% (b)
        1999 ............   0.95% to 1.80%   9,959,873    11.86 to 16.79      166,642,025      0.02%      18.60% to  28.84% (a)

     Dreyfus Stock Index Fund, Inc.- Initial Shares
        2003 ............   0.95% to 2.65%  92,185,602    11.99 to  8.28    1,056,735,132      1.42%      27.15% to  24.95%
        2002 ............   0.95% to 2.25%  95,354,292     5.89 to  9.43      864,619,920      1.33%     -24.49% to -23.10%
        2001 ............   0.95% to 2.25%  99,494,839     7.77 to 12.27    1,183,396,916      1.08%     -14.51% to -13.02%
        2000 ............   0.95% to 2.00%  90,529,551     9.60 to 14.10    1,249,785,744      1.03%     -10.95% to  -8.73% (b)
        1999 ............   0.95% to 1.80%  59,725,013    10.79 to 15.69      929,607,321      1.14%       7.87% to  19.46% (a)

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 ............   0.95% to 2.65%  14,368,474    12.77 to  8.84      174,630,642      1.38%      20.02% to  17.94%
        2002 ............   0.95% to 2.25%  14,518,204     7.04 to 10.64      147,581,762      1.12%     -18.97% to -17.51%
        2001 ............   0.95% to 2.25%  14,326,910     8.65 to 12.90      178,390,661      0.86%     -11.54% to -10.18%
        2000 ............   0.95% to 1.95%  12,683,936     9.91 to 14.36      178,274,135      0.68%      -2.57% to  -1.59% (a)
        1999 ............   0.95% to 1.75%  11,442,779    10.18 to 14.60      165,362,030      0.82%       1.81% to  10.40% (a)

     Dreyfus VIF - Appreciation Portfolio - Service Shares
        2003 ............   1.50% to 2.60%     345,131     9.95 to  9.77        3,413,604      1.64%      19.02% to  17.69%
        2002 ............   1.50% to 2.50%     120,876     8.30 to  8.36        1,007,673      1.83%     -16.96% to -16.39% (a)(b)

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 ............   0.95% to 1.85%      36,181    11.14 to  9.80          371,156      0.03%      30.44% to  29.23%
        2002 ............   0.95% to 1.40%      27,276     7.59 to  8.54          210,757      0.04%     -20.65% to -19.89%

     Dreyfus VIF - International Value Portfolio - Initial Shares
        2003 ............   0.95% to 1.55%      32,213    11.80 to 11.65          377,382      1.47%      35.06% to  34.24%
        2002 ............   0.95% to 1.55%       8,057     8.68 to  8.74           70,197      1.70%     -13.59% to -13.06%

     Federated IS - American Leaders Fund II - Service Shares
        2003 ............   1.50% to 2.60%      62,971    10.11 to  9.92          632,955      0.90%      25.41% to  24.01%
        2002 ............   1.50% to 2.20%      16,666     8.02 to  8.06          134,110      0.00%     -19.78% to -19.40% (a)(b)

     Federated IS - Capital Appreciation Fund II - Service Shares
        2003 ............   1.50% to 2.60%     127,784     9.93 to  9.74        1,260,625      0.35%      22.02% to  20.66%
        2002 ............   1.50% to 2.60%      54,725     8.08 to  8.14          444,085      0.00%     -19.25% to -18.64% (a)(b)

     Federated IS - High Income Bond Fund II - Service Shares
        2003 ............   1.50% to 2.60%     594,118    11.52 to 11.30        6,802,892      4.65%      19.97% to  18.63%
        2002 ............   1.50% to 2.60%     118,039     9.53 to  9.60        1,130,291      0.00%      -4.71% to  -3.99% (a)(b)

     Federated IS - Quality Bond Fund II - Primary Shares
        2003 ............   0.95% to 2.70%  33,400,483    12.88 to 11.78      423,435,511      3.57%       3.65% to   1.86%
        2002 ............   0.95% to 2.25%  33,983,812    11.56 to 12.43      416,870,120      2.89%       6.38% to   8.27%
        2001 ............   0.95% to 2.25%  20,337,003    10.94 to 11.48      231,280,234      1.56%       5.41% to   6.98%
        2000 ............   0.95% to 1.90%   6,068,734    10.42 to 10.73       64,748,537      0.42%       8.36% to   9.68% (b)
        1999 ............   0.95% to 1.65%     759,757     9.76 to  9.81        7,446,933      0.00%      -2.39% to  -1.93% (a)(b)

     Federated IS - Quality Bond Fund II - Service Shares
        2003 ............   1.50% to 2.60%   1,158,034    10.98 to 10.78       12,646,527      3.11%       2.87% to   1.72%
        2002 ............   1.50% to 2.60%     393,660    10.59 to 10.67        4,192,600      0.00%       5.95% to   6.74% (a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2003 ............   0.95% to 2.65%  64,919,984    12.86 to 10.34      833,502,241      1.53%      28.98% to  26.76%
        2002 ............   0.95% to 2.25%  60,212,580     7.41 to 10.24      600,903,507      1.61%     -19.24% to -17.79%
        2001 ............   0.95% to 2.25%  54,589,794     9.12 to 12.48      665,304,573      1.40%      -7.60% to  -6.00%
        2000 ............   0.95% to 1.90%  39,698,766     9.90 to 13.31      515,176,445      1.36%       6.37% to  10.72% (b)
        1999 ............   0.95% to 1.80%  30,054,428     9.30 to 12.44      362,084,796      1.12%      -6.96% to   5.25% (a)

     Fidelity(R)VIP - Equity-Income Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%   1,453,838    10.48 to 10.28       15,156,305      0.93%      28.08% to  26.65%
        2002 ............   1.50% to 2.60%     443,769     8.12 to  8.18        3,622,751      0.00%     -18.80% to -18.19% (a)(b)

                               Contract                                                     Investment
                               Expense                         Unit            Contract       Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Fidelity(R) VIP - Growth Portfolio - Service Class
        2003 ............   0.95% to 2.65%  58,941,283   $12.29 to  7.83   $  683,298,017       0.18%     31.52% to  29.22%
        2002 ............   0.95% to 2.20%  60,318,635     5.87 to  9.35      534,138,053       0.15%    -32.14% to -30.86%
        2001 ............   0.95% to 2.20%  69,067,055     8.59 to 13.52      892,510,436       0.00%    -19.96% to -18.51%
        2000 ............   0.95% to 1.95%  64,931,577    10.75 to 16.59    1,041,161,720       0.07%    -14.41% to -11.91% (a)
        1999 ............   0.95% to 1.80%  32,663,001    12.31 to 18.83      608,360,294       0.07%     23.14% to  35.98% (a)

     Fidelity(R) VIP - Growth Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     619,256     9.71 to  9.53        5,981,099       0.08%     30.55% to  29.10%
        2002 ............   1.50% to 2.60%     202,676     7.38 to  7.44        1,504,242       0.00%    -26.18% to -25.62% (a)(b)

     Fidelity(R) VIP - High Income Portfolio - Service Class
        2003 ............   0.95% to 2.65%  35,327,848     8.86 to  8.37      323,732,284       5.77%     25.76% to  23.70%
        2002 ............   0.95% to 2.25%  26,938,971     6.37 to  7.69      195,766,587       9.64%      0.83% to   2.63%
        2001 ............   0.95% to 2.20%  25,533,687     6.29 to  7.51      179,983,516      13.15%    -14.04% to -12.74%
        2000 ............   0.95% to 1.90%  21,554,542     7.33 to  8.62      172,868,705       6.89%    -24.08% to -22.41% (b)
        1999 ............   0.95% to 1.65%  18,906,184    10.24 to 11.26      196,340,693       6.66%      6.29% to   7.05%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2003 ............   0.95% to 2.25%   6,173,912    10.90 to  9.19       68,125,249       0.74%     41.85% to  39.95%
        2002 ............   0.95% to 2.20%   7,674,047     6.17 to  8.42       59,763,768       0.79%    -22.25% to -21.10%
        2001 ............   0.95% to 2.20%  10,843,987     7.92 to 10.69      107,319,995       5.59%    -23.21% to -22.03%
        2000 ............   0.95% to 1.90%   9,861,467    10.34 to 13.73      124,962,270       1.34%    -20.68% to -16.44% (b)
        1999 ............   0.95% to 1.70%   5,905,382    13.06 to 17.17       92,437,608       0.72%     30.59% to  41.11% (a)

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
        2003 ............   1.50% to 2.60%     646,592    10.87 to 10.67        6,988,652       0.53%     40.86% to  39.28%
        2002 ............   1.50% to 2.60%     202,377     7.66 to  7.72        1,557,719       0.00%    -23.40% to -22.82% (a)(b)

     Fidelity(R) VIP - Overseas Portfolio - Service Class R
        2003 ............   0.95% to 2.70%   5,106,033    10.99 to 10.66       55,922,783       0.48%     41.89% to  39.35%
        2002 ............   0.95% to 2.25%   2,316,895     7.65 to  7.75       17,918,637       0.00%    -23.48% to -22.52% (a)(b)

     Fidelity(R) VIP II - Contrafund(R)Portfolio - Service Class
        2003 ............   0.95% to 2.85%  46,557,635    14.41 to 10.08      654,671,016       0.33%     27.13% to  24.71%
        2002 ............   0.95% to 2.40%  45,313,610     6.92 to 11.34      503,327,033       0.72%    -12.03% to -10.29%
        2001 ............   0.95% to 2.25%  44,175,712     7.82 to 12.64      551,070,400       0.67%    -14.60% to -13.20%
        2000 ............   0.95% to 2.00%  42,190,841    10.31 to 14.56      609,378,308       0.30%     -8.88% to  -7.60% (a)
        1999 ............   0.95% to 1.80%  27,031,979    11.27 to 15.76      424,819,685       0.25%     12.71% to  22.97% (a)

     Fidelity(R) VIP II - Contrafund(R)Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%   1,168,158    10.89 to 10.69       12,657,188       0.16%     26.27% to  24.87%
        2002 ............   1.50% to 2.60%     337,942     8.56 to  8.63        2,907,598       0.00%    -14.39% to -13.74% (a)(b)

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
        2003 ............   0.95% to 2.05%   1,077,164    10.15 to 10.97       11,207,437       0.00%      1.53% to   0.80% (a)(b)

     Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class
        2003 ............   0.95% to 2.35%  10,741,094     9.14 to  6.62       95,964,919       0.62%     28.43% to  26.61%
        2002 ............   0.95% to 2.20%  12,480,171     5.09 to  7.12       86,958,330       0.95%    -23.86% to -22.66%
        2001 ............   0.95% to 2.20%  15,069,734     6.67 to  9.20      136,159,773       0.25%    -16.62% to -15.26%
        2000 ............   0.95% to 1.95%  16,526,979     8.02 to 10.86      177,419,391       1.25%    -18.66% to -15.47% (b)
        1999 ............   0.95% to 1.80%  15,778,839     9.86 to 13.24      208,028,456       0.69%     -1.37% to   3.19% (a)

     Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     656,982    11.67 to 11.45        7,623,045       0.15%     36.18% to  34.66%
        2002 ............   1.50% to 2.60%     211,852     8.50 to  8.57        1,810,462       0.00%    -14.95% to -14.31% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        2003 ............   0.95% to 2.65%   4,151,781    11.66 to 11.32       48,179,536       0.00%     56.29% to  53.62%
        2002 ............   0.95% to 2.20%     897,365     7.37 to  7.46        6,681,297       0.00%    -26.30% to -25.38% (a)(b)

     Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2
        2003 ............   1.50% to 2.60%     182,049    11.60 to 11.38        2,099,853       0.00%     55.01% to  53.28%
        2002 ............   1.50% to 2.60%      59,983     7.42 to  7.48          447,622       0.00%    -25.75% to -25.19% (a)(b)

     First Horizon Capital Appreciation Portfolio
        2003 ............   0.95% to 2.00%      39,589    12.60 to 12.29          492,966       0.00%     40.93% to  39.44%
        2002 ............   0.95% to 2.00%      21,602     8.81 to  8.94          191,806       0.00%    -20.25% to -19.40%
        2001 ............   0.95% to 2.00%         748    11.05 to 11.09            8,286       0.00%     10.50% to  10.88% (a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%          50,000        12.62               631,000       0.00%          42.28%
        2002 ............        0.00%          50,000         8.87               443,500       0.00%         -18.62%
        2001 ............        0.00%          50,000        10.90               545,000       0.00%           9.00%       (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                         Unit            Contract       Income           Total
                                Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     First Horizon Growth & Income Portfolio
        2003 ............   0.95% to 2.00%     191,003   $ 9.58 to  9.34    $  1,812,845        0.24%     27.38% to  26.03%
        2002 ............   0.95% to 2.00%     140,512     7.41 to  7.52       1,051,904        0.37%    -27.59% to -26.81%
        2001 ............   0.95% to 2.00%      10,994    10.24 to 10.27         112,875        0.15%      2.38% to   2.73% (a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%          50,000         9.57              478,333        0.24%          28.60%
        2002 ............        0.00%          50,000         7.44              371,962        0.37%         -26.11%
        2001 ............        0.00%          50,000        10.07              503,392        0.15%           0.70%       (a)(b)

     Gartmore GVIT Comstock Value Fund - Class I
        2003 ............   0.95% to 2.70%   5,371,018    10.11 to  7.90      53,809,350        1.27%     30.19% to  27.86%
        2002 ............   0.95% to 2.25%   4,287,245     5.91 to  7.91      33,188,223        1.31%    -27.24% to -25.86%
        2001 ............   0.95% to 2.10%   4,369,756     8.09 to 10.70      45,828,137        1.35%    -14.24% to -12.99%
        2000 ............   0.95% to 1.80%   4,254,272     9.46 to 12.33      51,284,501        0.99%    -14.80% to -11.47% (a)
        1999 ............   0.95% to 1.75%   1,974,334    10.78 to 13.96      26,887,622        0.36%      7.75% to  17.37% (a)

     Gartmore GVIT Dreyfus International Value Fund - Class  III
        2003 ............   0.95% to 2.15%     458,485    13.73 to 13.62       6,285,255        0.00%     37.29% to  36.25% (a)(b)

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2003 ............   0.95% to 2.70%  15,398,869    16.32 to 13.60     262,026,841        0.44%     33.37% to  31.02%
        2002 ............   0.95% to 2.25%  14,362,198     8.84 to 13.65     183,719,797        0.39%    -17.61% to -16.11%
        2001 ............   0.95% to 2.25%  10,642,272    10.68 to 16.30     162,769,286        0.49%     -3.99% to  -2.25%
        2000 ............   0.95% to 1.90%   5,685,234    12.94 to 16.70      88,889,726        0.70%     10.70% to  14.12% (a)
        1999 ............   0.95% to 1.65%   1,114,320    13.05 to 14.65      14,741,417        0.24%     18.93% to  19.77%

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 ............   0.95% to 2.15%     406,653    11.22 to  9.27       4,356,168        0.55%     63.70% to  61.73%
        2002 ............   0.95% to 2.05%     515,037     5.71 to  6.85       3,389,175        0.22%    -17.20% to -16.04%
        2001 ............   0.95% to 1.85%     688,788     6.90 to  8.16       5,327,512        0.47%    -7.52%  to  -6.09%
        2000 ............   0.95% to 1.40%      12,616     7.47 to  8.69         104,867        0.00%    -13.29% to -13.08% (a)(b)

     Gartmore GVIT Emerging Markets Fund - Class III
        2003 ............   0.95% to 2.40%   2,849,141    12.31 to 12.01      34,902,010        0.47%     63.65% to  61.26%
        2002 ............   0.95% to 2.25%   1,318,331     7.45 to  7.52       9,892,328        0.36%    -25.50% to -24.76% (a)(b)

     Gartmore GVIT Federated High Income Bond Fund - Class I
        2003 ............   0.95% to 2.50%  16,524,655    12.70 to 10.94     203,364,646        7.83%     21.11% to  19.28%
        2002 ............   0.95% to 2.20%  13,477,703     8.90 to 10.49     137,551,122        8.60%      0.65% to   2.24%
        2001 ............   0.95% to 2.20%   9,462,395     8.82 to 10.26      95,231,351       10.09%      1.53% to   3.22%
        2000 ............   0.95% to 1.80%   5,607,801     8.71 to  9.94      55,267,328       10.25%     -9.92% to  -8.24% (b)
        1999 ............   0.95% to 1.65%   4,575,210    10.48 to 10.94      49,937,862        9.38%      1.49% to   2.21%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 ............        1.25%           2,686        12.00               32,234        0.46%          39.69%

     Gartmore GVIT Global Financial Services Fund - Class III
        2003 ............   0.95% to 2.60%     444,314    12.39 to 11.99       5,474,639        0.55%     40.12% to  37.82%
        2002 ............   0.95% to 2.00%     268,594     8.71 to  8.84       2,369,793        0.15%    -12.86% to -11.58% (a)(b)

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 ............        1.25%             580        11.16                6,475        0.00%          34.99%

     Gartmore GVIT Global Health Sciences Fund - Class III
        2003 ............   0.95% to 2.65%   1,751,103    11.47 to 11.09      19,957,282        0.00%     35.47% to  33.19%
        2002 ............   0.95% to 2.60%     966,515     8.33 to  8.47       8,156,119        0.00%    -16.73% to -15.34% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 ............   0.95% to 2.20%   1,232,090     2.97 to  3.50       3,847,558        0.00%     53.76% to  51.78%
        2002 ............   0.95% to 2.20%   1,513,650     1.88 to  2.35       3,100,271        0.66%    -44.20% to -43.33%
        2001 ............   0.95% to 2.20%   2,521,408     3.35 to  4.19       9,096,947        0.00%    -44.30% to -43.27%
        2000 ............   0.95% to 1.70%     873,079     5.99 to  7.45       5,540,292        0.00%    -40.14% to -39.96% (a)(b)

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2003 ............   0.95% to 2.55%   2,165,513    10.98 to 10.68      23,644,482        0.00%     53.72% to  51.25%
        2002 ............   0.95% to 2.20%     511,430     7.07 to  7.14       3,648,433        0.40%    -29.32% to -28.56% (a)(b)

     Gartmore GVIT Global Utilities Fund - Class I
        2003 ............        1.25%           5,169        10.55               54,526        0.52%          22.50%

                                   Contract                                                   Investment
                                   Expense                         Unit          Contract       Income         Total
                                    Rate*          Units        Fair Value    Owners' Equity    Ratio**       Return***
                                -------------   -----------  ---------------  --------------  ----------  -----------------
     Gartmore GVIT Global Utilities Fund - Class III
        2003 ...............    0.95% to 2.55%      303,185  $ 9.79 to  9.48  $    2,946,757     0.64%      22.99% to  21.00%
        2002 ...............    0.95% to 2.05%       97,862    7.84 to  7.96         775,686     1.27%     -21.58% to -20.43%(a)(b)

     Gartmore GVIT Government Bond Fund - Class I
        2003 ...............    0.95% to 2.65%   61,425,031   13.92 to 11.69     801,670,591     3.35%       1.03% to  -0.67%
        2002 ...............    0.95% to 2.25%   77,981,271   11.77 to 13.78   1,011,348,469     4.58%       8.08% to   9.93%
        2001 ...............    0.95% to 2.25%   51,441,846   10.89 to 12.53     614,717,734     5.32%       4.45% to   6.23%
        2000 ...............    0.95% to 1.80%   30,078,962   10.46 to 11.80     345,720,403     5.66%      10.52% to  11.49%(b)
        1999 ...............    0.95% to 1.75%   23,054,707    9.45 to 10.58     241,727,766     5.89%      -3.96% to  -2.68%(b)

     Gartmore GVIT Government Bond Fund - Class II
        2003 ...............    1.50% to 2.60%    1,961,425   10.76 to 10.56      20,998,616     3.98%       0.24% to  -0.88%
        2002 ...............    1.50% to 2.60%      945,128   10.66 to 10.74      10,126,255     2.83%       6.58% to   7.38%(a)(b)

     Gartmore GVIT Growth Fund - Class I
        2003 ...............    0.95% to 2.50%   14,947,044    6.64 to  4.58      96,289,796     0.02%      31.48% to  29.39%
        2002 ...............    0.95% to 2.05%   16,188,470    3.42 to  5.05      79,642,219     0.00%     -30.60% to -29.40%
        2001 ...............    0.95% to 1.90%   19,812,385    4.93 to  7.15     138,671,512     0.00%     -30.07% to -28.82%
        2000 ...............    0.95% to 1.90%   23,423,007    7.00 to 10.05     232,073,777     0.19%     -27.85% to -25.96%(b)
        1999 ...............    0.95% to 1.80%   24,935,324    9.70 to 13.81     341,934,234     0.70%      -2.99% to   3.29%(a)

     Gartmore GVIT ID Aggressive Fund
        2003 ...............    0.95% to 2.65%    4,049,277   10.79 to 10.43      43,273,923     1.41%      30.62% to  28.37%
        2002 ...............    0.95% to 2.60%    1,544,512    8.10 to  8.26      12,699,362     1.09%     -19.92% to -17.42%(a)(b)

     Gartmore GVIT ID Conservative Fund
        2003 ...............    0.95% to 2.65%   10,506,818   10.65 to 10.30     111,096,410     2.82%       6.88% to   5.06%
        2002 ...............    0.95% to 2.60%    6,278,984    9.80 to  9.96      62,335,100     2.54%      -1.97% to  -0.39%(a)(b)

     Gartmore GVIT ID Moderate Fund
        2003 ...............    0.95% to 2.65%   28,925,404   10.77 to 10.42     309,210,666     1.90%      18.91% to  16.88%
        2002 ...............    0.95% to 2.60%   13,348,727    8.91 to  9.06     120,505,145     1.68%     -11.18% to  -9.41%(a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 ...............    0.95% to 2.85%   13,776,564   10.80 to 10.40     147,557,142     1.48%      25.44% to  23.04%
        2002 ...............    0.95% to 2.60%    5,730,817    8.45 to  8.61      49,131,920     1.32%     -16.08% to -13.89%(a)(b)

     Gartmore GVIT ID Moderately Conservative Fund
        2003 ...............    0.95% to 2.65%   14,393,258   10.76 to 10.41     153,730,145     2.39%      12.62% to  10.70%
        2002 ...............    0.95% to 2.60%    7,262,378    9.40 to  9.56      69,158,135     2.11%      -5.96% to  -4.43%(a)(b)

     Gartmore GVIT International Growth Fund - Class I
        2003 ...............    0.95% to 2.10%      187,653    6.59 to  5.86       1,193,370     0.00%      34.34% to  32.58%
        2002 ...............    0.95% to 1.85%      227,163    4.43 to  4.90       1,078,351     0.00%     -25.80% to -24.83%
        2001 ...............    0.95% to 1.90%      250,125    5.97 to  6.52       1,585,220     0.25%     -30.28% to -29.33%
        2000 ...............    0.95% to 1.45%       43,902    8.58 to  9.23         403,432     0.00%      -7.93% to  -7.71%(a)(b)

     Gartmore GVIT International Growth Fund - Class III
        2003 ...............    0.95% to 2.05%      441,368   10.44 to 10.24       4,580,456     0.00%      34.05% to  32.56%
        2002 ...............    0.95% to 2.05%      195,852    7.72 to  7.79       1,521,407     0.00%     -22.76% to -22.14%(a)(b)

     Gartmore GVIT J.P.Morgan Balanced Fund - Class I
        2003 ...............    0.95% to 2.65%   15,489,907   10.39 to  8.77     157,300,998     1.73%      17.29% to  15.28%
        2002 ...............    0.95% to 2.20%   14,568,854    7.44 to  8.86     126,552,438     2.20%     -14.67% to -13.15%
        2001 ...............    0.95% to 2.20%   13,426,670    8.68 to 10.20     135,233,293     2.33%      -5.92% to  -4.59%
        2000 ...............    0.95% to 1.80%    9,840,209    9.27 to 10.69     104,552,157     2.82%      -2.31% to  -1.29%(a)
        1999 ...............    0.95% to 1.70%    6,828,549    9.48 to 10.83      73,894,923     3.74%      -5.19% to  -0.09%(a)

     Gartmore GVIT Mid Cap Growth Fund - Class I
        2003 ...............    0.95% to 2.65%    8,921,111   10.62 to  8.26      96,911,423     0.00%      38.81% to  36.38%
        2002 ...............    0.95% to 2.25%    8,014,482    3.21 to  8.32      62,837,582     0.00%     -38.83% to -37.61%
        2001 ...............    0.95% to 2.05%    9,802,628    8.27 to 13.35     123,698,577     0.00%     -32.22% to -30.98%
        2000 ...............    0.95% to 2.00%    9,594,512   12.15 to 19.37     175,055,203     0.00%     -23.46% to -16.18%(a)
        1999 ...............    0.95% to 1.70%    4,077,933   14.66 to 23.15      87,324,703     0.00%      46.58% to  83.00%(a)

     Gartmore GVIT Money Market Fund - Class I
        2003 ...............    0.95% to 2.60%   61,044,850   11.75 to 10.07     691,344,651     0.67%      -0.33% to  -1.99%
        2002 ...............    0.95% to 2.60%   98,379,110   10.27 to 11.79   1,120,076,990     1.18%      -1.31% to   0.25%
        2001 ...............    0.95% to 2.25%  117,529,505   10.50 to 11.76   1,332,823,895     3.10%       1.13% to   2.61%
        2000 ...............    0.95% to 1.90%   72,240,743   10.61 to 12.52     807,445,540     5.12%       3.68% to   5.02%
        1999 ...............    0.95% to 1.75%   38,120,178   10.21 to 12.90     411,669,605     4.64%       2.06% to   3.85%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

                   NOTES TO FINANCIAL STATEMENTS, Countinued

                                   Contract                                                    Investment
                                   Expense                         Unit          Contract        Income          Total
                                    Rate*          Units        Fair Value    Owners' Equity     Ratio**        Return***
                                -------------   ----------   ---------------  --------------   ----------   -----------------
     Gartmore GVIT Nationwide(R) Fund - Class I
        2003 ...............    0.95% to 2.65%  40,667,472   $11.11 to  8.54   $447,026,775       0.54%      26.30% to  24.12%
        2002 ...............    0.95% to 2.25%  43,675,677     6.55 to  8.80    380,932,564       0.85%     -19.47% to -18.14%
        2001 ...............    0.95% to 2.25%  48,260,088     8.11 to 10.75    515,465,142       0.75%     -14.10% to -12.66%
        2000 ...............    0.95% to 1.80%  45,824,390     9.46 to 12.30    562,349,517       0.65%      -3.87% to  -0.48%(b)
        1999 ...............    0.95% to 1.80%  40,239,355     9.85 to 12.69    510,269,500       0.66%      -1.55% to   5.93%(a)

     Gartmore GVIT Nationwide(R) Fund - Class II
        2003 ...............    1.50% to 2.60%     243,662    10.12 to  9.93      2,445,831       0.47%      25.33% to  23.93%
        2002 ...............    1.50% to 2.60%      95,189     8.01 to  8.07        767,177       0.76%     -19.88% to -19.27%(a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 ...............        1.25%              337        10.38               3,497       0.22%          23.82%
        2002 ...............        1.25%              355         8.38               2,975       0.54%         -16.18%       (a)(b)

     Gartmore GVIT Nationwide(R) Leaders Fund - Class III
        2003 ...............    0.95% to 2.40%     555,773    11.39 to 11.07      6,293,400       0.20%      24.40% to  22.57%
        2002 ...............    0.95% to 2.20%     675,300     9.03 to  9.16      6,165,014       1.34%      -9.72% to  -8.43%(a)(b)

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2003 ...............    0.95% to 2.10%   1,255,626    10.06 to  9.75     13,203,244       0.03%      37.49% to  35.87%
        2002 ...............    0.95% to 1.80%   1,421,331     6.29 to  9.39     10,832,478       0.03%     -26.99% to -26.07%
        2001 ...............    0.95% to 1.80%   1,814,381     8.58 to 12.72     18,783,461       0.48%      -5.30% to  -4.18%
        2000 ...............    0.95% to 1.80%   2,045,136     9.03 to 13.29     22,067,980       1.00%       5.68% to   7.80%(b)
        1999 ...............    0.95% to 1.80%   1,453,492     8.54 to 12.49     14,280,867       0.82%     -14.58% to  -3.99%(a)

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 ...............    0.95% to 2.65%   7,921,776    13.13 to 12.10    102,531,773       0.00%      32.99% to  30.67%
        2002 ...............    0.95% to 2.25%   7,239,678     4.39 to  9.87     70,683,692       0.00%     -35.14% to -33.92%
        2001 ...............    0.95% to 2.20%   7,019,483    14.37 to 14.94    104,113,801       0.00%     -13.15% to -11.69%
        2000 ...............    0.95% to 2.00%   4,035,275    16.55 to 16.92     68,033,571       0.00%     -22.63% to -16.96%(a)
        1999 ...............    0.95% to 1.70%     599,267    20.27 to 20.37     12,202,524       0.00%     102.71% to 103.72%(a)(b)

     Initial Funding by Depositor
        2000 ...............        0.00%          100,000        17.19           1,718,630       0.00%         -16.17%
        1999 ...............        0.00%          100,000        20.50           2,050,126       0.00%         103.72%       (a)(b)

     Gartmore GVIT Small Cap Growth Fund - Class II
        2003 ...............    1.50% to 2.60%     206,299     9.49 to  9.31      1,946,808       0.00%      32.05% to  30.58%
        2002 ...............    1.50% to 2.60%      62,244     7.13 to  7.18        446,027       0.00%     -28.70% to -28.16%(a)(b)

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 ...............    0.95% to 2.85%  20,424,000    18.73 to 17.52    437,227,841       0.00%      55.37% to  52.38%
        2002 ...............    0.95% to 2.40%  20,923,018     9.81 to 16.47    287,510,313       0.01%     -29.29% to -27.86%
        2001 ...............    0.95% to 2.25%  20,396,752    13.77 to 22.87    383,267,849       0.04%      24.96% to  27.05%
        2000 ...............    0.95% to 1.90%   9,836,911    12.77 to 18.03    139,794,131       0.00%       9.21% to  10.86%
        1999 ...............    0.95% to 1.70%   5,606,042    11.70 to 16.39     68,966,902       0.00%      16.97% to  26.62%(a)

     Gartmore GVIT Small Cap Value Fund - Class II
        2003 ...............    1.50% to 2.60%     271,345    10.95 to 10.75      2,957,361       0.00%      54.10% to  52.39%
        2002 ...............    1.50% to 2.60%      91,515     7.05 to  7.11        648,541       0.00%     -29.47% to -28.93%(a)(b)

     Gartmore GVIT Small Company Fund - Class I
        2003 ...............    0.95% to 2.70%  18,060,444    15.64 to 15.07    310,330,135       0.00%      39.67% to  37.22%
        2002 ...............    0.95% to 2.25%  17,985,000     7.39 to 14.03    220,913,252       0.00%     -19.60% to -18.11%
        2001 ...............    0.95% to 2.25%  17,761,358     9.15 to 17.16    264,333,775       0.11%      -9.27% to  -7.60%
        2000 ...............    0.95% to 1.90%  14,358,242    14.75 to 18.60    227,088,913       0.03%       0.42% to   7.87%(a)
        1999 ...............    0.95% to 1.80%   7,226,899    13.69 to 17.27    102,053,313       0.00%      41.15% to  42.65%(a)

     Gartmore GVIT Small Company Fund - Class II
        2003 ...............    1.50% to 2.60%     389,998    10.83 to 10.63      4,200,161       0.00%      38.51% to  36.96%
        2002 ...............    1.50% to 2.60%     153,778     7.76 to  7.82      1,199,574       0.00%     -22.38% to -21.79%(a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class I
        2003 ...............    0.95% to 2.35%     559,208     3.23 to  2.86      1,760,628       0.00%      49.53% to  47.37%
        2002 ...............    0.95% to 1.90%     750,449     1.94 to  2.16      1,580,486       0.00%     -44.37% to -43.40%
        2001 ...............    0.95% to 1.90%   1,938,798     3.49 to  3.82      7,191,214       0.00%     -40.83% to -39.61%
        2000 ...............    0.95% to 1.50%     302,210     5.91 to  6.33      1,883,451       0.00%     -36.87% to -36.70%(a)(b)

     Gartmore GVIT Turner Growth Focus Fund - Class III
        2003 ...............    0.95% to 2.45%     471,588    11.19 to 10.90      5,254,060       0.00%      49.05% to  46.81%
        2002 ...............    0.95% to 1.90%     131,153     7.43 to  7.51        982,915       0.00%     -25.70% to -24.94%(a)(b)

                               Contract                                                     Investment
                               Expense                        Unit           Contract         Income           Total
                                Rate*          Units       Fair Value      Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT U.S.Growth Leaders Fund - Class I
        2003 ............        1.25%             575   $     12.26        $      7,047       0.00%           50.24%

     Gartmore GVIT U.S.Growth Leaders Fund - Class III
        2003 ............   0.95% to 2.60%   3,766,233    11.34 to 10.98      42,432,617       0.00%      50.95% to  48.44%
        2002 ............   0.95% to 2.60%     525,137     7.40 to  7.51       3,932,114       0.00%     -26.04% to -24.87%(a)(b)

     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        2003 ............   0.95% to 2.60%  13,033,009    13.13 to 12.00     169,204,066       5.36%      11.05% to   9.20%
        2002 ............   0.95% to 2.60%  13,884,968    10.89 to 11.96     163,062,295       5.45%       4.42% to   6.19%
        2001 ............   0.95% to 2.20%  11,028,888    10.39 to 11.29     122,424,789       5.69%       1.81% to   3.19%
        2000 ............   0.95% to 1.80%   8,741,582    10.27 to 10.97      94,348,851       6.46%       3.82% to   4.96%(b)
        1999 ............   0.95% to 1.65%   5,745,756    10.22 to 10.51      59,321,062       6.46%      -0.12% to   0.59%

     Gartmore GVIT Worldwide Leaders Fund - Class I
        2003 ............   0.95% to 2.50%   2,305,470    10.01 to  7.76      23,018,222       0.00%      34.77% to  32.61%
        2002 ............   0.95% to 2.20%   3,092,482     5.54 to  7.63      22,647,345       1.21%     -27.44% to -26.10%
        2001 ............   0.95% to 2.20%   3,514,002     7.59 to 10.34      35,384,282       1.76%     -20.84% to -19.59%
        2000 ............   0.95% to 1.90%   3,553,915     9.62 to 12.87      44,601,063       0.91%     -13.89% to -11.79%(b)
        1999 ............   0.95% to 1.55%   2,562,069    14.25 to 14.85      37,100,378       0.33%      21.02% to  21.76%

     Gartmore GVIT Worldwide Leaders Fund - Class III
        2003 ............   0.95% to 2.65%     430,617    13.60 to 13.45       5,839,397       0.00%      35.99% to  34.50%(a)(b)

     Janus AS - Balanced Portfolio - Service Shares
        2003 ............        1.25%           1,744         10.31              17,988       0.00%           3.14%      (a)(b)

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 ............   0.95% to 2.70%  33,279,122     6.27 to  8.90     237,019,223       0.24%      19.09% to  16.98%
        2002 ............   0.95% to 2.25%  38,006,657     5.06 to  8.02     228,220,423       0.30%     -18.27% to -16.73%
        2001 ............   0.95% to 2.20%  45,531,568     6.17 to  9.68     331,633,875       0.87%     -23.91% to -22.58%
        2000 ............   0.95% to 2.00%  40,005,824     8.10 to 12.59     378,790,232       1.40%     -19.43% to -18.36%(a)(b)

     Janus AS - Global Technology Portfolio - Service II Shares
        2003 ............   0.95% to 2.40%   2,119,951    10.36 to 10.10      21,841,396       0.00%      45.74% to  43.58%
        2002 ............   0.95% to 2.25%   1,620,570     7.03 to  7.11      11,490,667       0.00%     -29.66% to -28.90%(a)(b)

     Janus AS - Global Technology Portfolio - Service Shares
        2003 ............   0.95% to 2.45%  18,787,902     3.44 to  3.21      63,696,571       0.00%      45.08% to  42.82%
        2002 ............   0.95% to 2.20%  24,072,809     2.25 to  2.37      56,417,204       0.00%     -42.53% to -41.49%
        2001 ............   0.95% to 2.20%  37,284,126     3.91 to  4.05     149,944,155       0.59%     -39.16% to -37.92%
        2000 ............   0.95% to 2.00%  34,729,247     6.43 to  6.52     226,058,716       1.21%     -35.68% to -34.75%(a)(b)

     Janus AS - International Growth Portfolio - Service II Shares
        2003 ............   0.95% to 2.50%   4,987,992    10.34 to 10.06      51,293,210       0.97%      33.27% to  31.14%
        2002 ............   0.95% to 2.20%   3,951,071     7.67 to  7.76      30,585,952       0.39%     -23.27% to -22.41%(a)(b)

     Janus AS - International Growth Portfolio - Service Shares
        2003 ............   0.95% to 2.50%  17,681,761     6.09 to  9.98     126,313,887       0.90%      33.26% to  31.12%
        2002 ............   0.95% to 2.25%  22,978,097     4.40 to  7.95     123,326,217       0.59%     -27.71% to -26.46%
        2001 ............   0.95% to 2.25%  33,201,893     6.06 to 10.88     243,618,255       0.69%     -25.52% to -24.16%
        2000 ............   0.95% to 2.00%  29,890,055     8.13 to 14.44     290,088,960       7.16%     -19.01% to -17.99%(a)(b)

     Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
        2003 ............   0.95% to 2.35%      93,176    12.22 to 12.11       1,136,918       0.15%      22.24% to  21.13%(a)(b)

     MFS(R) VIT - Mid Cap Growth Series - Service Class
        2003 ............   1.50% to 2.60%     428,276     9.55 to  9.37       4,067,064       0.00%      34.56% to  33.06%
        2002 ............   1.50% to 2.60%     187,101     7.04 to  7.10       1,324,318       0.00%     -29.57% to -29.04%(a)(b)

     MFS(R) VIT - New Discovery Series - Service Class
        2003 ............   1.50% to 2.60%     205,441     9.81 to  9.63       2,004,511       0.00%      31.43% to  29.97%
        2002 ............   1.50% to 2.50%      55,031     7.42 to  7.47         409,770       0.00%     -25.83% to -25.32%(a)(b)

     MFS(R) VIT - Value Series - Service Class
        2003 ............   1.50% to 2.60%     330,815    10.22 to 10.03       3,360,300       0.17%      22.84% to  21.47%
        2002 ............   1.50% to 2.60%     126,768     8.25 to  8.32       1,052,083       0.00%     -17.45% to -16.83%(a)(b)

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
        2003 ............   1.50% to 2.60%     131,193    12.01 to 11.87       1,578,632       0.00%      23.19% to  21.81%
        2002 ............   1.50% to 2.60%      33,884     9.75 to  9.82         331,753       0.00%      -2.53% to  -1.80%(a)(b)

     Neuberger Berman AMT - Focus Portfolio - S Class Shares
        2003 ............   1.50% to 2.60%      48,070    20.43 to 20.05         974,606       0.00%      87.75% to  85.66%
        2002 ............   1.50% to 2.60%      10,974    10.80 to 10.88         118,987       0.00%       7.98% to   8.80%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               Contract                                                     Investment
                               Expense                        Unit            Contract       Income            Total
                                Rate*          Units        Fair Value     Owners' Equity      Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2003.............   0.95% to 2.40%   8,232,006   $14.49 to  9.47    $111,415,197       0.86%      30.51% to  28.56%
        2002.............   0.95% to 2.25%   8,581,564     6.81 to 11.10      89,348,086       0.74%     -28.20% to -27.15%
        2001.............   0.95% to 2.25%   8,329,535     9.47 to 15.24     120,350,763       0.40%      -3.80% to  -2.45%
        2000.............   0.95% to 1.80%   5,437,338     9.89 to 15.62      82,601,518       0.48%      -0.68% to   1.70%(b)
        1999.............   0.95% to 1.70%   4,217,877     9.97 to 15.60      64,797,337       0.28%      -0.31% to  13.84%(a)

     Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
        2003.............   0.95% to 2.20%   2,341,639     10.04 to 9.95      23,684,746       7.44%       0.36% to  -0.49%(a)(b)

     Neuberger Berman AMT - Mid Cap Growth Portfolio(R)
        2003.............   0.95% to 2.65%  13,310,419    14.95 to  8.41     177,287,825       0.00%      26.86% to  24.63%
        2002.............   0.95% to 2.25%  13,997,826     4.21 to 11.78     147,934,257       0.00%     -31.31% to -30.01%
        2001.............   0.95% to 2.25%  16,244,793     6.09 to 16.84     248,709,387       0.00%     -26.64% to -25.37%
        2000.............   0.95% to 2.00%  13,579,156    13.50 to 22.56     285,075,146       0.00%     -17.27% to  -8.34%(a)
        1999.............   0.95% to 1.70%   4,329,553    15.26 to 24.61     104,083,996       0.00%      51.35% to  52.64%(b)

     Neuberger Berman AMT - Partners Portfolio(R)
        2003.............   0.95% to 2.40%  10,120,850    10.74 to  9.49     112,336,089       0.00%      33.81% to  31.83%
        2002.............   0.95% to 2.20%   9,838,338     6.58 to  9.04      81,171,261       0.59%     -25.98% to -24.86%
        2001.............   0.95% to 2.20%  10,900,243     8.87 to 12.05     119,317,746       0.37%      -5.14% to  -3.76%
        2000.............   0.95% to 1.90%  10,654,857     9.41 to 12.54     120,163,492       0.74%      -1.00% to   1.08%(b)
        1999.............   0.95% to 1.70%  11,409,549     9.50 to 12.59     127,598,105       1.12%      -4.95% to   6.35%(a)

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003.............   0.95% to 2.70%  18,042,331    10.28 to  8.70     201,857,509       0.00%      24.40% to  22.18%
        2002.............   0.95% to 2.25%  18,771,046     6.60 to 10.21     168,831,018       0.68%     -29.85% to -28.48%
        2001.............   0.95% to 2.20%  22,119,714     9.35 to 14.29     277,146,600       0.94%     -33.27% to -31.93%
        2000.............   0.95% to 1.95%  22,357,402    14.00 to 21.03     407,410,310       0.00%     -23.80% to -12.08%(a)
        1999.............   0.95% to 1.75%   7,360,964    16.07 to 23.95     147,333,356       0.00%      60.65% to  81.86%(a)

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003.............   0.95% to 2.70%  34,255,234    13.62 to 10.07     474,551,297       0.37%      29.70% to  27.39%
        2002.............   0.95% to 2.25%  34,239,324     5.94 to 11.45     366,481,742       0.60%     -28.93% to -27.55%
        2001.............   0.95% to 2.25%  33,328,767     8.31 to 15.83     493,623,497       0.59%     -15.02% to -13.41%
        2000.............   0.95% to 1.95%  25,624,577    12.49 to 18.31     437,642,495       0.10%      -2.74% to  -1.17%(a)
        1999.............   0.95% to 1.80%  10,136,550    12.75 to 18.56     172,841,600       0.18%      27.51% to  40.31%(a)

     Oppenheimer Capital Appreciation Fund/VA - Service Class
        2003.............   1.50% to 2.60%     724,583    10.10 to  9.91       7,279,334       0.28%      28.73% to  27.29%
        2002.............   1.50% to 2.60%     357,291     7.79 to  7.85       2,797,449       0.00%     -22.12% to -21.53%(a)(b)

     Oppenheimer Global Securities Fund/VA - Class III
        2003.............   0.95% to 2.65%   7,189,189    14.26 to 14.11     102,340,129       0.00%      42.62% to  41.07%(a)(b)

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003.............   0.95% to 2.85%  19,398,205     9.08 to 13.19     192,522,627       0.96%      41.66% to  38.92%
        2002.............   0.95% to 2.40%  26,384,682     6.19 to 10.02     185,709,706       0.48%     -24.41% to -22.88%
        2001.............   0.95% to 2.25%  15,482,090     8.13 to 13.06     144,367,444       0.48%     -14.49% to -12.88%
        2000.............   0.95% to 1.80%   4,293,663     9.48 to 15.07      46,647,108       0.00%      -5.30% to  -4.62%(a)(b)

     Oppenheimer Global Securities Fund/VA - Service Class
        2003.............   1.50% to 2.60%     655,617    10.83 to 10.62       7,054,981       0.70%      40.72% to  39.15%
        2002.............   1.50% to 2.60%     458,129     7.64 to  7.69       3,515,564       0.00%     -23.65% to -23.07%(a)(b)

     Oppenheimer Main Street(R) Fund/VA - Initial Class
        2003.............   0.95% to 2.65%  36,088,504    10.41 to  8.99     399,297,369       0.89%      25.52% to  23.34%
        2002.............   0.95% to 2.25%  35,365,474     6.25 to  9.56     311,700,007       0.76%     -21.00% to -19.57%
        2001.............   0.95% to 2.25%  35,201,321     7.87 to 11.91     385,779,153       0.52%     -12.45% to -11.02%
        2000.............   0.95% to 2.00%  27,040,315     9.64 to 13.40     330,463,265       0.28%     -10.51% to  -9.61%(a)(b)
        1999.............   0.95% to 1.80%  10,862,731    10.78 to 14.85     141,609,841       0.27%       7.77% to  20.55%(a)

     Oppenheimer Main Street(R) Fund/VA - Service Class
        2003.............   1.50% to 2.60%     853,327    10.02 to  9.83       8,506,949       0.76%      24.54% to  23.15%
        2002.............   1.50% to 2.60%     337,974     7.98 to  8.04       2,713,291       0.00%     -20.16% to -19.56%(a)(b)

     Oppenheimer Main Street(R) Small Cap Fund/VA - Service Class
        2003.............       1.25%              228         10.30               2,349       0.00%             3.03%     (a)(b)

     Oppenheimer Strategic Bond Fund/VA - Service Class
        2003.............   1.50% to 2.60%     444,295    11.86 to 11.64       5,241,337       3.79%      15.40% to  14.11%
        2002.............   1.50% to 2.60%      88,463    10.20 to 10.27         906,399       0.00%       1.97% to   2.73%(a)(b)

                               Contract                                                     Investment
                               Expense                         Unit          Contract         Income           Total
                                Rate*         Units         Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Strong Opportunity Fund II, Inc.
        2003 ............   0.95% to 2.70%  21,393,485   $ 9.21 to 10.78    $206,907,437       0.08%      35.71% to  33.28%
        2002 ............   0.95% to 2.25%  21,318,993     6.56 to  8.50     151,933,095       0.45%     -28.86% to -27.51%
        2001 ............   0.95% to 2.25%  16,359,581     9.16 to 11.78     163,544,166       0.67%      -6.18% to  -4.62%
        2000 ............   0.95% to 1.75%   3,695,486     9.74 to 12.38      39,322,799       0.00%      -2.63% to  -1.85% (a)(b)

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 ............   0.95% to 2.30%   4,165,438     9.38 to 15.97      51,636,455       0.18%      52.73% to  50.68%
        2002 ............   0.95% to 2.20%   4,715,758     6.11 to 13.42      38,558,378       0.22%      -5.21% to  -3.82%
        2001 ............   0.95% to 2.20%   5,140,281     6.36 to 13.97      43,776,940       0.00%      -4.43% to  -2.75%
        2000 ............   0.95% to 1.95%   3,907,642     6.55 to 14.39      32,283,680       0.00%     -43.76% to -42.42% (a)
        1999 ............   0.95% to 1.70%   2,765,675    11.38 to 25.03      34,675,770       0.00%      55.97% to  98.38%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 ............   0.95% to 2.55%   2,984,906     9.96 to 14.65      36,038,095       0.33%      43.70% to  41.41%
        2002 ............   0.95% to 2.20%   2,012,923     6.90 to 11.83      17,167,415       0.68%      -5.33% to  -3.76%
        2001 ............   0.95% to 1.90%   1,232,877     7.17 to 12.32      11,026,142       0.98%     -12.52% to -11.30%
        2000 ............   0.95% to 1.85%   1,025,479     8.09 to 13.92       9,748,397       0.88%       7.96% to  10.35% (a)
        1999 ............   0.95% to 1.70%     823,965     7.34 to 12.65       6,781,017       0.74%      -0.13% to  19.85% (a)

     Van Kampen LIT - Comstock Portfolio - Class II
        2003 ............   1.50% to 2.60%   1,531,792    10.36 to 10.17      15,774,769       0.63%      28.81% to  27.37%
        2002 ............   1.50% to 2.60%     573,556     7.99 to  8.05       4,601,870       0.00%     -20.15% to -19.55% (a)(b)

     Van Kampen LIT - Emerging Growth Portfolio - Class II
        2003 ............   1.50% to 2.60%     301,195     9.09 to  8.92       2,720,109       0.00%      25.13% to  23.74%
        2002 ............   1.50% to 2.60%     124,303     7.21 to  7.26         900,847       0.00%     -27.90% to -27.36% (a)(b)

     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
        2003 ............   1.50% to 2.05%      14,916    10.11 to 10.08         150,667       0.07%       1.13% to   0.76% (a)(b)

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2003 ............   0.95% to 2.45%   3,277,139    15.62 to 20.57      63,486,350       0.00%      26.65% to  24.83%
        2002 ............   0.95% to 2.25%   2,957,540    12.27 to 18.89      45,084,271       9.57%       6.64% to   8.18%
        2001 ............   0.95% to 2.20%   1,489,717    11.36 to 17.49      20,064,521       9.54%       7.59% to   9.05%
        2000 ............   0.95% to 1.80%   1,404,273    10.42 to 16.06      17,291,284      14.68%       9.39% to  10.33%
        1999 ............   0.95% to 1.65%     665,923     9.46 to 14.58       6,712,494      15.87%      27.24% to  28.15%

     Van Kampen UIF - Mid Cap Growth Portfolio
        2003 ............   0.95% to 2.25%   3,202,235     5.79 to  8.02      20,243,245       0.00%      40.42% to  38.56%
        2002 ............   0.95% to 2.20%   2,485,863     3.98 to  5.95      11,023,512       0.00%     -32.82% to -31.81%
        2001 ............   0.95% to 2.20%   2,212,771     5.92 to  8.78      15,015,187       0.00%     -31.07% to -29.99%
        2000 ............   0.95% to 1.80%     829,289     8.59 to 12.63       7,776,467       0.00%     -14.31% to -13.66% (a)(b)

     Van Kampen UIF - U.S.Real Estate Portfolio - Class A
        2003 ............   0.95% to 2.85%  13,455,607    16.00 to 16.69     229,964,262       0.00%      36.21% to  33.66%
        2002 ............   0.95% to 2.60%  12,444,223    11.69 to 13.80     156,001,009       3.80%      -3.58% to  -1.73%
        2001 ............   0.95% to 2.25%   7,976,411    11.90 to 14.08     101,307,071       4.43%       6.99% to   8.79%
        2000 ............   0.95% to 1.85%   5,684,629    10.95 to 12.97      65,598,414      30.00%       3.80% to  23.30% (a)(b)
        1999 ............   0.95% to 1.75%   2,410,127     8.64 to 10.25      21,151,808       6.01%      -9.90% to  -4.29% (a)

     Victory VIF - Diversified Stock Fund Class A Shares
        2003 ............   0.95% to 2.15%   1,957,002     9.99 to  9.40      19,073,759       0.34%      33.69% to  32.05%
        2002 ............   0.95% to 1.70%   1,999,385     7.12 to  7.47      14,643,829       0.57%     -25.15% to -24.17%
        2001 ............   0.95% to 1.85%   1,904,812     9.47 to  9.85      18,485,547       0.45%      -2.00% to  -0.64%
        2000 ............   0.95% to 1.70%   1,212,730     9.69 to  9.91      11,900,334       0.88%      -2.76% to  -0.86% (b)
        1999 ............   1.20% to 1.65%     300,753    10.04 to 10.06       3,025,490       0.69%       0.37% to   0.60% (a)(b)

      Initial Funding by Depositor
        2003 ............        0.00%         100,000         10.37           1,037,146       0.34%           34.97%
        2002 ............        0.00%         100,000          7.68             768,437       0.57%          -23.00%
        2001 ............        0.00%         100,000         10.04           1,003,746       0.45%            0.32%
        2000 ............        0.00%         100,000         10.01           1,000,543       0.88%           -1.14%
        1999 ............        0.00%         100,000         10.12           1,012,089       0.69%            1.21%

     Victory VIF - Investment Quality Bond Fund Class A Shares
        2003 ............   1.20% to 1.65%      65,051    12.32 to 12.07         801,000       1.81%      -0.34% to  -0.80%
        2002 ............   1.20% to 1.65%      76,741    12.17 to 12.36         948,193       3.93%       7.40% to   7.89%
        2001 ............   1.20% to 1.65%      99,584    11.33 to 11.46       1,140,757       4.71%       4.72% to   5.20%
        2000 ............   1.20% to 1.65%     105,233    10.82 to 10.89       1,146,117       6.15%       9.20% to   9.70%
        1999 ............   1.20% to 1.65%      73,535     9.91 to  9.93         730,246       3.59%      -0.91% to  -0.69% (a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                              Contract                                                      Investment
                              Expense                          Unit           Contract        Income           Total
                               Rate*           Units        Fair Value     Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   --------------   ----------   -----------------
     Initial Funding by Depositor
        2003 ............        0.00%         100,000   $    13.05         $  1,304,876      1.81%             0.87%
        2002 ............        0.00%         100,000        12.94            1,293,627      3.98%             9.00%
        2001 ............        0.00%         100,000        11.85            1,184,653      4.71%             6.49%
        2000 ............        0.00%         100,000        11.12            1,112,472      6.15%            11.02%
        1999 ............        0.00%         100,000        10.02            1,002,086      3.59%            -0.21%

     Victory VIF - Small Company Opportunity Fund Class A Shares
        2003 ............   0.95% to 2.05%     139,791    12.75 to 12.77       1,823,390      0.03%       29.46% to  28.04%
        2002 ............   0.95% to 1.65%     146,933     9.79 to 10.27       1,487,367      0.26%       -7.10% to  -6.05%
        2001 ............   0.95% to 1.70%     141,148    10.45 to 10.96       1,534,718      0.26%       -8.22% to  -7.11%
        2000 ............   0.95% to 1.70%      95,770    11.28 to 11.83       1,128,678      0.55%       11.96% to  19.53%
        1999 ............   1.20% to 1.65%      37,943     9.87 to  9.90         375,489      0.95%       -1.26% to  -1.03%(a)(b)

     Initial Funding by Depositor
        2003 ............        0.00%         100,000        14.00            1,400,366      0.03%            30.70%
        2002 ............        0.00%         100,000        10.71            1,071,462      0.26%            -5.00%
        2001 ............        0.00%         100,000        11.30            1,129,641      0.26%            -6.21%
        2000 ............        0.00%         100,000        12.04            1,204,437      0.55%            20.97%
        1999 ............        0.00%         100,000         9.96              995,651      0.95%            -0.43%

     W & R Target Funds - Asset Strategy Portfolio
        2003 ............   0.95% to 2.50%  11,476,467    10.46 to  9.79     118,673,742      1.31%       10.42% to   8.76%
        2002 ............   0.95% to 2.25%   8,461,395     9.00 to  9.47      79,519,856      2.02%        0.75% to   2.30%
        2001 ............   0.95% to 2.10%   4,760,507     8.93 to  9.26      43,898,837      4.60%      -12.00% to -10.33%(b)
        2000 ............   0.95% to 1.40%       1,854    10.38 to 10.38          19,241      0.00%        3.75% to   3.79%(a)(b)

     W & R Target Funds - Balanced Portfolio
        2003 ............   0.95% to 2.40%   8,746,952    10.21 to  9.77      88,346,309      0.78%       17.96% to  16.30%
        2002 ............   0.95% to 2.25%   6,794,609     8.29 to  8.65      58,373,099      2.08%      -10.59% to  -9.28%
        2001 ............   0.95% to 2.10%   4,847,216     9.28 to  9.54      46,069,854      4.84%       -8.17% to  -6.84%
        2000 ............        0.95%             476         10.24               4,873      0.00%             2.37%     (a)(b)

     W & R Target Funds - Bond Portfolio
        2003 ............   0.95% to 2.50%   8,824,865    12.13 to 11.24     105,941,161      4.68%        3.19% to   1.66%
        2002 ............   0.95% to 2.25%   8,643,298    11.06 to 11.75     100,850,579      5.30%        6.34% to   7.94%
        2001 ............   0.95% to 2.10%   5,069,211    10.40 to 10.89      54,987,972      9.19%        3.96% to   6.45%(a)
        2000 ............        0.95%           1,184         10.23              12,107      0.00%             2.25%     (a)(b)

     W & R Target Funds - Core Equity Portfolio
        2003 ............   0.95% to 2.50%  31,339,819     7.77 to  7.43     240,491,705      0.79%       16.15% to  14.36%
        2002 ............   0.95% to 2.25%  28,039,884     6.48 to  6.69     185,915,974      0.59%      -23.62% to -22.38%
        2001 ............   0.95% to 2.10%  21,221,006     8.48 to  8.61     182,011,050      0.45%      -16.96% to -14.59%(b)
        2000 ............   0.95% to 1.40%       1,978    10.21 to 10.22          20,210      0.00%        2.14% to   2.18%(a)(b)

     W & R Target Funds - Growth Portfolio
        2003 ............   0.95% to 2.50%  37,406,072     8.16 to  7.98     301,609,039      0.00%       21.89% to  20.02%
        2002 ............   0.95% to 2.25%  27,861,661     6.49 to  6.71     185,008,498      0.01%      -23.28% to -22.05%
        2001 ............   0.95% to 2.10%  20,170,887     8.45 to  8.71     172,511,745      1.74%      -16.41% to -12.95%(b)
        2000 ............   0.95% to 1.40%       1,408    10.12 to 10.12          14,250      0.00%        1.17% to   1.21%(a)(b)

     W & R Target Funds - High Income Portfolio
        2003 ............   0.95% to 2.45%   5,707,409    12.54 to 11.99      70,865,343      8.31%       18.60% to  16.91%
        2002 ............   0.95% to 2.25%   4,689,184    10.21 to 10.57      49,233,726      9.88%       -4.28% to  -2.95%
        2001 ............   0.95% to 2.10%   2,785,585    10.68 to 10.90      30,247,046     18.27%        6.74% to   8.14%

     W & R Target Funds - International Portfolio
        2003 ............   0.95% to 2.45%   7,134,038     7.84 to  7.48      55,194,400      1.70%       23.71% to  21.87%
        2002 ............   0.95% to 2.25%   5,665,413     6.10 to  6.34      35,568,274      0.51%      -20.07% to -18.93%
        2001 ............   0.95% to 1.95%   3,898,537     7.70 to  7.82      30,328,901      8.48%      -24.04% to -22.98%
        2000 ............        0.95%             258         10.15               2,618      0.00%             1.47%     (a)(b)

     W & R Target Funds - Limited-Term Bond Portfolio
        2003 ............   0.95% to 2.45%   3,743,944    11.70 to 11.19      43,351,583      3.65%        2.18% to   0.70%
        2002 ............   0.95% to 2.25%   1,955,961    10.95 to 11.46      22,241,784      3.73%        3.03% to   4.43%
        2001 ............   0.95% to 1.85%     484,968    10.82 to 10.97       5,299,679      7.25%        6.78% to   8.17%

                               Contract                                                      Investment
                                Expense                        Unit            Contract        Income           Total
                                Rate*          Units        Fair Value      Owners' Equity     Ratio**        Return***
                            -------------   ----------   ---------------   ---------------   ----------   -----------------
     W & R Target Funds - Money Market Portfolio
        2003 ............   0.95% to 2.30%   2,707,827   $10.28 to  9.87   $    27,477,578      0.60%      -0.44% to  -1.74%
        2002 ............   0.95% to 2.10%   3,366,596    10.03 to 10.32        34,463,317      1.10%      -1.18% to   0.18%
        2001 ............   0.95% to 1.85%   3,142,411    10.16 to 10.30        32,231,631      2.99%       1.27% to   2.60%

     W & R Target Funds - Science & Technology Portfolio
        2003 ............   0.95% to 2.50%  11,425,184     8.24 to  8.54        92,939,816      0.00%      29.22% to  27.26%
        2002 ............   0.95% to 2.25%   8,398,696     6.18 to  6.77        53,064,578      0.00%     -25.91% to -24.71%
        2001 ............   0.95% to 2.10%   5,720,321     8.33 to  9.09        48,199,948      1.00%     -14.06% to  -9.07% (a)(b)
        2000 ............   0.95% to 1.40%         607     9.70 to  9.70             5,888      0.00%      -3.03% to  -3.00% (b)

     W & R Target Funds - Small Cap Portfolio
        2003 ............   0.95% to 2.50%  13,190,389    10.20 to 10.11       132,974,855      0.00%      34.48% to  32.47%
        2002 ............   0.95% to 2.25%  11,801,501     7.36 to  7.70        88,746,066      0.00%     -23.76% to -22.53%
        2001 ............   0.95% to 2.10%   7,778,767     9.64 to 10.04        75,839,555      0.00%      -4.27% to   0.42% (b)
        2000 ............       0.95%              265        10.08                  2,671      0.00%           0.79%      (a)(b)

     W & R Target Funds - Value Portfolio
        2003 ............   0.95% to 2.45%   9,899,433    10.86 to 10.44       106,447,898      0.65%      23.92% to  22.11%
        2002 ............   0.95% to 2.25%   6,694,479     8.56 to  8.77        58,308,075      0.96%     -14.77% to -13.53%
        2001 ............   0.95% to 2.10%   3,616,179    10.04 to 10.14        36,567,886      0.77%       0.42% to   1.38% (a)(b)
                                                                           ---------------

     2003 Reserves for annuity contracts in payout phase:...............        47,547,289
                                                                           ---------------
     2003 Contract owners' equity.......................................   $14,967,347,100
                                                                           ===============
     2002 Reserves for annuity contracts in payout phase:...............        23,780,019
                                                                           ---------------
     2002 Contract owners' equity.......................................   $11,867,051,526
                                                                           ===============
     2001 Reserves for annuity contracts in payout phase:...............        16,381,840
                                                                           ---------------
     2001 Contract owners' equity.......................................   $12,948,274,792
                                                                           ===============
     2000 Reserves for annuity contracts in payout phase:...............         6,547,280
                                                                           ---------------
     2000 Contract owners' equity.......................................   $10,938,492,289
                                                                           ===============
     1999 Reserves for annuity contracts in payout phase:...............            17,086
                                                                           ---------------
     1999 Contract owners' equity.......................................   $ 6,530,166,060
                                                                           ===============

* This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================


                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of earnings, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



/s/ KPMG LLP


Columbus, Ohio
March 11, 2004

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
             wholly owned subsidiary of Nationwide Financial Services, Inc.)

                            Consolidated Statements of Earnings

                                        (in millions)

                                                                                                            YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                2003          2002           2001
====================================================================================================================================

REVENUES:
Policy charges                                                                                 $ 924.1       $ 973.8       $1,017.3
Life insurance premiums                                                                          279.8         259.9          251.1
Net investment income                                                                          1,980.0       1,838.5        1,724.7
Net realized gains (losses) on investments, hedging instruments and hedged items:
Unrelated parties                                                                               (100.8)       (107.6)         (62.7)
Related parties                                                                                      -          23.2           44.4
Other income                                                                                      12.7           8.8            8.2
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                                 3,095.8       2,996.6        2,983.0
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                               1,300.4       1,241.2        1,238.7
Other benefits and claims                                                                        361.8         326.0          280.3
Policyholder dividends on participating policies                                                  41.2          45.2           41.7
Amortization of deferred policy acquisition costs                                                375.9         670.1          347.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)                48.4          36.0            6.2
Other operating expenses                                                                         533.7         508.6          439.3
------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                                    2,661.4       2,827.1        2,354.1
------------------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal income tax expense                              434.4         169.5          628.9
Federal income tax expense                                                                        96.2           8.7          161.2
------------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                                                338.2         160.8          467.7
Income from discontinued operations, net of tax                                                      -           0.7            1.2
 Cumulative effect of adoption of accounting principle, net of tax                                (0.6)            -           (7.1)
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                     $ 337.6       $ 161.5        $ 461.8
====================================================================================================================================


See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                               Consolidated Balance Sheets
                            (in millions, except share amounts)

                                                                                                DECEMBER 31,       December 31,
                                                                                                   2003              2002
=============================================================================================================================

ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $25,850.2 in 2003; $23,134.3 in 2002)                       $ 26,946.8      $ 24,169.0
      Equity securities (cost $74.0 in 2003; $85.1 in 2002)                                             85.6            84.3
   Mortgage loans on real estate, net                                                                8,345.8         7,923.2
   Real estate, net                                                                                     96.5           116.6
   Policy loans                                                                                        618.3           629.2
   Other long-term investments                                                                         130.6           137.5
   Short-term investments, including amounts managed by a related party                              1,860.8         1,210.3
-----------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                               38,084.4        34,270.1
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                     0.1             0.9
Accrued investment income                                                                              367.1           328.7
Deferred policy acquisition costs                                                                    3,219.3         2,971.1
Other assets                                                                                         1,815.5         1,243.6
Assets held in separate accounts                                                                    57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $ 100,570.9      $ 86,022.6
=============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                                 $ 35,322.3      $ 31,679.8
Short-term debt                                                                                        199.8               -
Long-term debt, payable to NFS                                                                         700.0           600.0
Other liabilities                                                                                    3,264.7         2,985.8
Liabilities related to separate accounts                                                            57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   96,571.3        82,473.8
-----------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
Capital shares, $1 par value.  Authorized 5.0 million shares; 3.8 million shares issued                  3.8             3.8
   and outstanding
  Additional paid-in capital                                                                           271.3           171.1
  Retained earnings                                                                                  3,257.2         2,979.6
  Accumulated other comprehensive income                                                               467.3           394.3
-----------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                           3,999.6         3,548.8
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                       $ 100,570.9      $ 86,022.6
=============================================================================================================================




See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                  (in millions)



                                                                                                      ACCUMULATED
                                                                           ADDITIONAL                 OTHER            TOTAL
                                                               CAPITAL     PAID-ON     RETAINED       COMPREHENSIVE    SHAREHOLDER'S
                                                               SHARES      CAPITAL     EARNINGS       INCOME           EQUTY
=================================================================================================================================
=================================================================================================================================

Balance as of January 1, 2001                                     $ 3.8     $ 646.1    $2,436.3         $ 116.7        $ 3,202.9

Comprehensive income:
Net income                                                            -           -       461.8               -            461.8
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            98.2             98.2
Cumulative effect of adoption of accounting principles,
   net of tax                                                         -           -           -            (1.4)            (1.4)
Accumulated net losses on cash flow hedges, net of tax                -           -           -            (8.8)            (8.8)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 549.8
                                                                                                                  ---------------
Dividend to NFS                                                       -           -       (35.0)              -            (35.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                                   $ 3.8     $ 646.1    $2,863.1         $ 204.7        $ 3,717.7
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       161.5               -            161.5
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -           178.6            178.6
Accumulated net gains on cash flow hedges, net of tax                 -           -           -            11.0             11.0
                                                                                                                  ---------------
Total comprehensive income                                                                                                 351.1
                                                                                                                  ---------------
Returns of capital to NFS                                             -      (475.0)          -               -           (475.0)
Dividend to NFS                                                       -           -       (45.0)              -            (45.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   $ 3.8     $ 171.1    $2,979.6         $ 394.3        $ 3,548.8
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       337.6               -            337.6
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            99.6             99.6
Accumulated net losses on cash flow hedges, net of tax                -           -           -           (26.6)           (26.6)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 410.6
                                                                                                                  ---------------
Capital contributed by NFS                                            -       200.2           -               -            200.2
Return of capital to NFS                                              -      (100.0)          -               -           (100.0)
Dividend to NFS                                                       -           -       (60.0)              -            (60.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                   $ 3.8     $ 271.3    $3,257.2         $ 467.3        $ 3,999.6
=================================================================================================================================




See accompanying notes to unaudited consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
                                 (in millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                       2003          2002          2001
===========================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                             $ 337.6       $ 161.5       $ 461.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations                                                        -          (0.7)         (1.2)
  Interest credited to policyholder account values                                     1,300.4       1,241.2       1,238.7
  Capitalization of deferred policy acquisition costs                                   (567.2)       (648.2)       (743.0)
  Amortization of deferred policy acquisition costs                                      375.9         670.1         347.9
  Amortization and depreciation                                                           69.3          (0.7)        (31.5)
  Realized losses (gains) on investments, hedging instruments and hedged items:
Unrelated parties                                                                        100.8         107.6          62.7
Related parties                                                                              -         (23.2)        (44.4)
  Cumulative effect of adoption of accounting principles                                  (0.9)            -          10.9
  Increase in other assets                                                              (640.7)       (606.1)       (271.8)
  Increase in policy and other liabilities                                               299.1         463.1         335.8
  Other, net                                                                               1.1          11.0         (47.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by continuing operations                                         1,275.4       1,375.6       1,318.9
    Net cash provided by discontinued operations                                             -           0.7           1.7
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                          1,275.4       1,376.3       1,320.6
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of available-for-sale securities                                4,101.6       3,887.7       3,933.9
Proceeds from sale of available-for-sale securities                                    2,220.5       1,534.9         497.2
Proceeds from repayments of mortgage loans on real estate                              1,478.3       1,009.0       1,204.4
Proceeds from sale of limited partnership to related parties                                 -          54.5         158.9
Cost of available-for-sale securities acquired                                        (9,366.7)     (9,874.5)     (7,123.6)
Cost of mortgage loans on real estate acquired                                        (1,914.4)     (1,810.2)     (2,123.1)
Short-term investments, net                                                             (639.9)       (193.1)       (568.7)
Disposal of subsidiary, net of cash                                                          -         (20.0)            -
Other, net                                                                               254.2         (31.8)        697.0
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,324.0)
    Net cash provided by discontinued operations                                             -             -           0.6
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,323.4)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt                                                            199.8        (100.0)        (18.7)
Net proceeds from issuance of long-term debt to NFS                                      100.0         300.0         300.0
Capital contributed by NFS                                                               200.2             -             -
Capital returned to NFS                                                                 (100.0)       (475.0)            -
Cash dividends paid to NFS                                                               (60.0)        (35.0)        (35.0)
Increase in investment and universal life insurance product account values             5,116.1       6,278.9       5,976.7
Decrease in investment and universal life insurance product account values            (2,865.9)     (1,923.4)     (4,216.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                          2,590.2       4,045.5       2,007.0
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                           (0.8)        (21.7)          4.2
Cash, beginning of period                                                                  0.9          22.6          18.4
---------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                      $ 0.1         $ 0.9        $ 22.6
===========================================================================================================================


 See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS


     Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans, other investment products sold to institutions, life insurance and an advisory services program. The Company markets its products through a diverse distribution network, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, certified public accounting firms and the following affiliated producers: Nationwide Retirement Solutions, TBG Financial, Nationwide Provident agents and Nationwide agents.


     Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Ohio Department of Insurance has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 14 for discussion of statutory capital requirements and dividend limitations.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products, universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Consolidation Policy

          The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest and, as discussed in note 2(n), effective December 31, 2003, the Company applied the provisions of FIN 46R to those special purpose entities (SPIEs) with which it is associated. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. The Company may enter into a cross-currency basis swap (pay a variable US rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgments involved in related estimate, and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are performed as required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 3.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2003 and 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 13% in 2003 (15% in 2002 and 17% in 2001) of the Company's life insurance in-force, 56% of the number of life insurance policies in-force in 2003 (59% in 2002 and 63% in 2001), and 11% of life insurance statutory premiums in 2003 (9% in 2002 and 9% in 2001). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

     (i)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

     (k)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no special purpose entity VIE's as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $3.3 million, net of tax, during the first quarter of 2004. See note 21 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as a cumulative effect of adoption of this accounting principal.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income in 2001. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fiar value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is less than its carrying value and that there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 15, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     (m)  Reclassification

          Certain items in the 2002 and 2001 consolidated financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                                                GROSS         GROSS
                                                               AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
(in millions)                                                    COST           GAINS        LOSSES       FAIR VALUE
=======================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                      $1,042.5        $ 61.0         $ 1.9        $1,101.6
    Obligations of states and political subdivisions                 167.6           1.0           5.2           163.4
    Debt securities issued by foreign governments                     51.8           2.0           0.8            53.0
    Public securities                                             10,000.0         503.7          26.2        10,477.5
    Private securities                                             6,454.2         469.1          25.3         6,898.0
    Mortgage-backed securities - U.S. Government backed            3,990.1          73.9          21.8         4,042.2
    Asset-backed securities                                        4,144.0         129.0          61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           25,850.2       1,239.7         143.1        26,946.8
  Equity securities                                                   74.0          11.8           0.2            85.6
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $25,924.2      $1,251.5       $ 143.3       $27,032.4
=======================================================================================================================

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                       $ 774.3        $ 64.4         $ 0.3         $ 838.4
    Obligations of states and political subdivisions                  20.8           1.1             -            21.9
    Debt securities issued by foreign governments                     39.3           2.7             -            42.0
    Public securities                                              8,744.3         445.4          75.2         9,114.5
    Private securities                                             5,399.2         489.1          41.4         5,846.9
    Mortgage-backed securities - U.S. Government backed            4,347.5         146.5           0.1         4,493.9
    Asset-backed securities                                        3,808.9         157.3         154.8         3,811.4
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           23,134.3       1,306.5         271.8        24,169.0
  Equity securities                                                   85.1           7.1           7.9            84.3
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $23,219.4      $1,313.6       $ 279.7       $24,253.3
=======================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              AMORTIZED      ESTIMATED
(in millions)                                                                                   COST         FAIR VALUE
=========================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                       $1,056.7       $1,079.1
   Due after one year through five years                                                          7,442.2        7,784.5
   Due after five years through ten years                                                         6,704.7        7,123.5
   Due after ten years                                                                            2,512.5        2,706.4
-------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                         17,716.1       18,693.5
    Mortgage-backed securities - U.S. Government backed                                           3,990.1        4,042.2
    Asset-backed securities                                                                       4,144.0        4,211.1
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $25,850.2      $26,946.8
=========================================================================================================================

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)                                                                                   2003            2002
=========================================================================================================================

Unrealized gains, before adjustments and taxes                                               $    1,108.2    $   1,033.9
Adjustment to deferred policy acquisition costs                                                    (243.7)        (300.6)
Adjustment to future policy benefits and claims                                                    (110.6)        (133.2)
Deferred federal income tax                                                                        (264.2)        (210.0)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                                         $      489.7    $     390.1
=========================================================================================================================


An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                                   2003            2002            2001
=========================================================================================================================

   Fixed maturity securities                                                       $ 61.9         $ 625.5        $ 212.0
   Equity securities                                                                 12.4           (11.8)           5.5
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                         $ 74.3         $ 613.7        $ 217.5
=========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of selected data about gross unrealized losses on available-for-sale securities by time on an unrealized loss position as of December 31, 2003 and 2002 follows:

                                      LESS THAN OR EQUAL TO                  MORE                      TOTAL
                                             ONE YEAR                   THAN ONE YEAR
                                     -------------------------------------------------------------------------------------
                                                       GROSS                      GROSS                         GROSS
                                      ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED      ESTIMATED      UNREALIZED
(in millions)                         FAIR VALUE      LOSSES      FAIR VALUE     LOSSES        FAIR VALUE       LOSSES
==========================================================================================================================
December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and          $ 154.4         $ 1.9          $ -           $ -         $ 154.4          $ 1.9
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and               123.4           5.2            -             -           123.4            5.2
      political subdivisions
    Debt securities issued by                19.9           0.8            -             -            19.9            0.8
      foreign governments
    Public securities                     1,236.7          24.5         31.7           1.7         1,268.4           26.2
    Private securities                      832.3          21.4         49.1           3.9           881.4           25.3
    Mortgage-backed securities -            984.9          21.7          5.3           0.1           990.2           21.8
       U.S. Government backed
    Asset-backed securities                 787.0          36.2        260.4          25.7         1,047.4           61.9
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   4,138.6         111.7        346.5          31.4         4,485.1          143.1
  Equity securities                           6.2           0.1          2.0           0.1             8.2            0.2
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 4,144.8       $ 111.8      $ 348.5        $ 31.5       $ 4,493.3        $ 143.3
==========================================================================================================================
% of gross unrealized loss                                 78.0%                      22.0%

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and           $ 55.3         $ 0.3          $ -           $ -          $ 55.3          $ 0.3
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and                   -             -            -             -               -              -
      political subdivisions
    Debt securities issued by                   -             -            -             -               -              -
      foreign governments
    Public securities                       590.5          46.5        266.7          28.7           857.2           75.2
    Private securities                      245.6          32.8         70.4           8.6           316.0           41.4
    Mortgage-backed securities -             51.4           0.1         19.6             -            71.0            0.1
       U.S. Government backed
    Asset-backed securities                 576.3          62.6        260.8          92.2           837.1          154.8
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   1,519.1         142.3        617.5         129.5         2,136.6          271.8
  Equity securities                          24.6           3.9         16.1           4.0            40.7            7.9
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 1,543.7       $ 146.2      $ 633.6       $ 133.5       $ 2,177.3        $ 279.7
==========================================================================================================================
% of gross unrealized loss                                 52.3%                      47.7%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $2.22 billion, $1.53 billion and $497.2 million, respectively. During 2003, gross gains of $104.0 million ($42.0 million and $31.3 million in 2002 and 2001, respectively) and gross losses of $27.6 million ($16.6 million and $10.1 million in 2002 and 2001, respectively) were realized on those sales.

     The Company had $27.2 million and $28.0 million of real estate investments as of December 31, 2003 and 2002, respectively, that were non-income producing during the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $22.4 million as of December 31, 2003 ($18.6 million as of December 31, 2002). The carrying value of real estate held for disposal totaled $10.5 million and $46.0 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $46.3 million as of December 31, 2003 ($27.4 million as of December 31, 2002), which includes $46.3 million ($10.9 million as of December 31, 2002) of impaired mortgage loans on real estate for which the related valuation allowance was $3.9 million ($2.5 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $15.4 million ($5.5 million in 2002) and interest income recognized on those loans using the cash-basis method of income recognition, totaled $3.3 million in 2003 ($0.1 million in 2002).

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in millions)                                                                   2003           2002         2001
=================================================================================================================

Allowance, beginning of period                                               $    43.4    $     42.9  $     45.3
Net (reductions) additions (credited) charged to allowance                       (14.3)          0.5        (2.4)
--------------------------------------------------------------------------------------------------------------
Allowance, end of period                                                     $    29.1    $     43.4  $     42.9
=================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

     An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                  $1,453.1        1,332.5        1,181.1
   Equity securities                                                               1.4            1.9            1.8
Mortgage loans on real estate                                                    579.7          563.8          527.9
Real estate                                                                       21.7           26.8           33.1
Short-term investments                                                             9.3           12.6           28.0
Derivatives                                                                     (100.3)         (79.6)         (19.7)
Other                                                                             64.8           31.0           20.9
---------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                    2,029.7        1,889.0        1,773.1
Less investment expenses                                                          49.7           50.5           48.4
---------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     $1,980.0        1,838.5        1,724.7
=====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in millions)                                                              2003           2002           2001
=============================================================================================================
UNRELATED PARTIES:
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                     $          98.5      $ 42.0         $ 30.1
Hedging losses on fixed maturity sales                                      (42.4)      (36.2)          (1.5)
Equity securities, available-for-sale                                         5.5           -            1.2
Real estate                                                                   4.2        14.0            3.3
Mortgage loans on real estate                                                 3.0         3.2           11.2
Mortgage loan hedging losses                                                 (2.4)       (1.2)          (8.1)
Other                                                                           -         0.1            1.2
-------------------------------------------------------------------------------------------------------------
Total realized gains on sales - unrelated parties                            66.4        21.9           37.4
-------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                               (27.2)      (15.7)          (9.3)
Hedging gains on fixed maturity sales                                         9.2        10.7            0.1
Equity securities, available-for-sale                                        (0.4)       (0.9)          (0.8)
Real estate                                                                  (0.3)       (3.0)          (1.4)
Mortgage loans on real estate                                                (5.0)       (3.3)          (0.6)
Mortgage loan hedging gains                                                   0.5         0.9              -
Other                                                                        (2.0)       (1.0)          (7.7)
-------------------------------------------------------------------------------------------------------------
Total realized losses on sales - unrelated parties                          (25.2)      (12.3)         (19.7)
-------------------------------------------------------------------------------------------------------------

Other-than-temporary impairments:
Fixed maturity securities, available-for-sale                              (159.4)     (111.6)         (66.1)
Equity securities, available-for-sale                                        (8.0)          -          (13.8)
Real estate                                                                  (0.8)       (2.4)             -
Mortgage loans on real estate                                                11.7        (6.3)          (0.7)
-------------------------------------------------------------------------------------------------------------
Total other-than-temporary impairments                                  (156.5)        (120.3)         (80.6)
-------------------------------------------------------------------------------------------------------------

Credit default swaps                                                         13.3        (6.4)          (0.5)
Derivatives, excluding hedging gains and losses on                            1.2         9.5            0.7
   sales, and credit default swaps
-------------------------------------------------------------------------------------------------------------
Total unrelated parties                                                    (100.8)     (107.6)         (62.7)
Gain on sale of limited partnership - related party                             -        23.2           44.4
-------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                      $ (100.8)    $ (84.4)       $ (18.3)
   hedging instruments and hedged items
=============================================================================================================


     Fixed maturity securities with an amortized cost of $7.8 million as of December 31, 2003 and $7.3 million as of December 31, 2002 were on deposit with various regulatory agencies as required by law.

     As of December 31, 2003 and 2002 the Company had pledged fixed maturity securities with a fair value of $101.2 million and $152.4 million, respectively, as collateral to various derivative counterparties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     As of December 31, 2003 and 2002 the Company held collateral of $544.5 million and $413.1 million, respectively, on derivative transactions. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities. The Company also held $163.0 million and $25.9 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $958.1 million and $950.5 million, respectively. As of December 31, 2003 and 2002 the Company held collateral of $976.6 million and $974.5 million, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

(4)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity
     - $213.4 million, Institutional Products - $7.8 million and Life Insurance
     - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits (GMDB) on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  VARIABLE ANNUITY CONTRACTS

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts:
     (1) Guaranteed Minimum Death Benefits (GMDB); (2) Guaranteed Minimum Accumulation Benefits (GMAB); and (3) Guaranteed Minimum Income Benefits
     (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

          o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

          o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options (GTOs) or adherence to limitations required by an approved asset allocation strategy.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

          o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                                  2003                                             2002
                               -----------------------------------------------  ----------------------------------------------
                                  ACCOUNT       NET AMOUNT       WTD. AVG.         Account      Net amount       Wtd. Avg.
(in millions)                      VALUE         AT RISK 1     ATTAINED AGE         value         at risk 1    attained age
==============================================================================================================================

GMDB:
   Return of premium               $ 9,760.0  $         199.8            56.0    $   8,737.4   $        736.7            54.0
   Reset                            17,534.2            569.4            61.0       14,710.3          1,776.9            60.0
   Ratchet                           8,147.7            141.0            63.0        6,058.3            411.2            63.0
   Roll-up                             669.7             22.2            68.0          616.7             32.8            67.0
   Combo                             2,128.7             39.6            67.0        1,104.0            111.6            65.0
------------------------------------------------------------------------------------------------------------------------------
Subtotal                          $ 38,240.3            972.0            61.0     $ 31,226.7          3,069.2            59.0
                               ==============                                    =============
Earnings enhancement                 $ 314.1             10.9            59.0        $ 213.1              1.7            61.0
                                             -----------------------------------              --------------------------------
Total - GMDB                                          $ 982.9            61.0                       $ 3,070.9            59.0
                                             ===================================              ================================

GMAB:
5 Year                                $ 79.9            $ 0.1             N/A            n/a              n/a             n/a
7 Year                                 125.5              0.5             N/A            n/a              n/a             n/a
10 Year                                 43.4              0.1             N/A            n/a              n/a             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMAB                         $ 248.8            $ 0.7             N/A            n/a              n/a             n/a
==============================================================================================================================

GMIB: 2
Ratchet                              $ 416.6              $ -             N/A        $ 307.8              $ -             n/a
Roll-up                              1,131.9                -             N/A          664.4                -             n/a
Combo                                    1.1                -             N/A            0.1                -             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMIB                       $ 1,549.6              $ -             N/A        $ 972.3              $ -             n/a
==============================================================================================================================

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     Please refer to note 8 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 12 for discussion about the risks associated with these guarantees.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in millions)                                                GMDB             GMAB             GMIB            TOTAL
==========================================================================================================================

Balance as of December 31, 2001                                 $ 10.8              $ -              $ -           $ 10.8
Change in fair value                                              23.6                -                -             23.6
Paid guarantee benefits                                          (20.7)               -                -            (20.7)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   13.7                -                -             13.7
NEW BUSINESS ACQUIRED                                                -              4.7                -              4.7
Change in fair value                                              30.0             (0.4)               -             29.6
Paid guarantee benefits, net of reinsurance                      (21.9)               -                -            (21.9)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                 $ 21.8            $ 4.3              $ -           $ 26.1
==========================================================================================================================


     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in millions)                                                                        2003            2002
===============================================================================================================

Bond mutual funds                                                                    $ 4,620.3       $ 4,476.3
Domestic equity mutual funds                                                          26,399.4        20,040.6
International equity mutual funds                                                      1,622.0         1,158.7
Money market funds                                                                     1,792.9         2,550.2
---------------------------------------------------------------------------------------------------------------
Total                                                                               $ 34,434.6      $ 28,225.8
===============================================================================================================



(6)  SHORT-TERM DEBT

     NLIC has established a $500.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003 at a weighted average effective rate of 1.07%, none as of December 31, 2002. See also note 16.

     The Company paid interest on short-term debt totaling $1.3 million, $0.7 million and $5.3 million in 2003, 2002 and 2001, respectively, including $0.1 million and $0.5 million to NFS in 2003 and 2002, respectively.

(7)  LONG-TERM DEBT, PAYABLE TO NATIONWIDE FINANCIAL SERVICES, INC.

     Following is a summary of surplus notes payable to NFS as of each December 31:

(in millions)                                                                                2003              2002
====================================================================================================================

7.50% surplus note, due December 17, 2031                                                 $ 300.0           $ 300.0
8.15% surplus note, due June 27, 2032                                                       300.0             300.0
6.75% surplus note, due December 23, 2033                                                   100.0                 -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                   $ 700.0           $ 600.0
====================================================================================================================


     The Company made interest payments to NFS on surplus notes totaling $47.1 million in 2003, $30.1 million in 2002 and none in 2001. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise
     (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps resulting, when combined with the hedged obligations, in net U.S. dollar cash outflows.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps , resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. To manage this risk, the Company has implemented a GMDB economic hedging program for primarily for certain new business generated after December 2002. The program does not qualify for hedge accounting under FAS 133, but is designed to offset changes in the value of the GMDB obligation up to a return of the contractholder's premiums paid less amounts withdrawn. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See note 12 for additional discussion.

     The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The GMAB is an embedded derivative, as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the income statement. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components, selected by the contract holder do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under FAS 133.

     Other Non-Hedging Derivatives

     From time-to-time, the Company enters into basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2003, 2002 and 2001 gains of $4.2 million, $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was a loss of $5.4 and a gain of $1.8 million in 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $0.2 million in losses out of AOCI over the next 12-month period.

     In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2003, 2002 and 2001 the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings because it became probable that a forecasted transaction would not occur.

     Other Derivative Instruments, Including Embedded Derivatives

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a net gain of $11.8 million, a net loss of $2.2 million and a net loss of $1.6 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2003, 2002 and 2001, net gains of $4.2 million, $120.4 million and a net loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An additional net gain of $0.9, loss of $119.6 million and a net gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2003, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                              2003           2002
===================================================================================================================

 INTEREST RATE SWAPS:
   Pay fixed/receive variable rate swaps hedging investments                               $1,954.7      $ 2,206.5
   Pay variable/receive fixed rate swaps hedging investments                                  188.2          229.7
   Pay variable/receive variable rate swaps                                                   154.0          221.0
   Pay variable/receive fixed rate swaps hedging liabilities                                  500.0          500.0
   Pay variable/receive variable rate swaps                                                   430.0          430.0
   Other contracts hedging investments                                                        842.5          690.8
CROSS CURRENCY INTEREST RATE SWAPS:
    Hedging foreign currency denominated investments                                          580.1          111.0
    Hedging foreign currency denominated liabilities                                        2,643.9        3,033.6
Futures contracts                                                                           2,615.8        4,250.9
-------------------------------------------------------------------------------------------------------------------
Total                                                                                      $9,909.2      $11,673.5
===================================================================================================================


(9)  FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                                  2003            2002
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 594.8        $ 549.6
   Derivatives                                                                                      11.7           40.2
   Other                                                                                           104.4           40.1
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax assets                                                                   710.9          629.9
   Less valuation allowance                                                                         (7.0)          (7.0)
------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                                     703.9          622.9
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       390.0          402.2
   Equity securities and other investments                                                          42.7           37.4
   Deferred policy acquisition costs                                                               840.8          762.0
   Other                                                                                            88.1           50.5
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                            1,361.6        1,252.1
------------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                          $ 657.7        $ 629.2
========================================================================================================================


     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $106.3 million and $176.4 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income from continuing operations before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in millions)                                                                  2003           2002           2001
======================================================================================================================

Current                                                                     $      106.7        $ 63.7         $ 32.2
Deferred                                                                           (10.5)        (55.0)         129.0
----------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                  $       96.2        $  8.7         $161.2
======================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles did not exist in 2002. This is a result of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                   2003                   2002                    2001
                                               ---------------------- ----------------------- -----------------------
(in millions)                                     AMOUNT        %        Amount        %         Amount        %
=====================================================================================================================

Computed (expected) tax expense               $  152.0         35.0    $  59.3        35.0     $ 220.1        35.0
Tax exempt interest and dividends
  received deduction                             (45.7)       (10.5)     (38.9)      (22.9)      (48.8)       (7.7)
Income tax credits                               (10.8)        (2.5)     (12.7)       (7.5)      (11.5)       (1.8)
Other, net                                         0.7          0.1        1.0         0.5         1.4         0.1
---------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)          $   96.2         22.1    $   8.7         5.1    $  161.2        25.6
=====================================================================================================================


     Total federal income tax paid (refunded) was $176.0 million, $71.0 million and $(45.4) million during the years ended December 31, 2003, 2002 and 2001, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(10) COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                      $     (16.7)       $ 527.5        $ 164.0
Adjustment to deferred policy acquisition costs                                   56.9         (205.7)         (71.7)
Adjustment to future policy benefits and claims                                   22.6         (133.2)             -
Related federal income tax expense                                               (22.4)         (66.0)         (32.3)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                              40.4          122.6           60.0
---------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                             91.0           86.2           58.7
Related federal income tax benefit                                               (31.8)         (30.2)         (20.5)
---------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   59.2           56.0           38.2
---------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities                                          99.6          178.6           98.2
   available-for-sale
---------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (40.9)          16.9          (13.5)
Related federal income tax benefit (expense)                                      14.3           (5.9)           4.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (26.6)          11.0           (8.8)
---------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                     -              -           (5.6)
Transition adjustment - EITF 99-20                                                   -              -            3.5
Related federal income tax benefit                                                   -              -            0.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                   -              -           (1.4)
---------------------------------------------------------------------------------------------------------------------

Total other comprehensive income                                           $      73.0    $     189.6     $     88.0
=====================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003, 2002 and 2001 and, therefore, are not reflected in the table above.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

          Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

          Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 12.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                 2003                        2002
                                                              --------------------------- --------------------------
                                                               CARRYING      ESTIMATED     Carrying      Estimated
(in millions)                                                   AMOUNT       FAIR VALUE     amount      fair value
====================================================================================================================

ASSETS
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                              $26,946.8      $26,946.8   $ 24,169.0    $ 24,169.0
         Equity securities                                           85.6           85.6         84.3          84.3
      Mortgage loans on real estate, net                          8,345.8        8,830.0      7,923.2       8,536.4
      Policy loans                                                  618.3          618.3        629.2         629.2
      Short-term investments                                      1,860.8        1,860.8      1,210.3       1,210.3
   Cash                                                               0.1            0.1          0.9           0.9
   Assets held in separate accounts                              57,084.5       57,084.5     47,208.2      47,208.2

LIABILITIES
   Investment contracts                                         (28,663.4)     (27,239.8)   (25,276.3)    (23,634.1)
   Policy reserves on life insurance contracts                   (6,658.9)      (6,706.7)    (6,403.5)     (6,479.6)
Short-term debt                                                    (199.8)        (199.8)           -             -
   Long-term debt, payable to NFS                                  (700.0)        (803.7)      (600.0)       (728.5)
   Collateral received - securities lending and derivatives      (1,521.1)      (1,521.1)    (1,363.6)     (1,363.6)
   Liabilities related to separate accounts                     (57,084.5)     (56,118.6)   (47,208.2)    (45,524.6)

DERIVATIVE FINANCIAL INSTRUMENTS
   Interest rate swaps hedging assets                               (99.4)         (99.4)      (141.2)       (141.2)
   Cross currency interest rate swaps                               599.1          599.1        325.1         325.1
   Futures contracts                                                (25.2)         (25.2)       (45.7)        (45.7)
   Other derivatives                                                  4.6            4.6            -             -
--------------------------------------------------------------------------------------------------------------------


(12) RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to and the Company's current and expected future capital position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the uinderlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $391.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had $110.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2003, the Company's credit risk from these derivative financial instruments was $75.8 million, net of $544.5 million of cash collateral and $163.0 million in securities pledged as collateral.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 80% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or GMAB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $2.8 billion before reinsurance and $982.9 million net of reinsurance. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $21.8 million and $13.7 million, respectively. See note 21 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company also offers certain variable annuity products with a GMAB rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. The GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlation's of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under FAS 133. See note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2003. The fair value of the GMAB embedded derivative as of December 31, 2003 was $4.3 million. Changes in the fair value of the GMAB embedded derivative and the hedging instruments totaled $(0.4) million and $(0.1) million, respectively, during the year ended December 31, 2003.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. As of December 31, 2003, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2003, 31% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 18, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $635.9 million as of December 31, 2003. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contract.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(13) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

     The Company, together with certain affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $13.2 million, $10.0 million and $5.0 million, respectively. The Company has recorded a prepaid pension asset of $7.7 million as of December 31, 2003 compared to pension liability of $0.5 million as of December 31, 2002.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. FASB Staff Position FAS 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $50.5 million and $51.9 million, respectively, and the NPPBC for 2003, 2002 and 2001 was $1.1 million, $3.5 million and $2.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Information regarding the funded status of the pension plans as a whole and the postretirement life and health care benefit plan as a whole, both of which are U.S. plans, as of December 31, 2003 and 2002 follows:

                                                                  PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                             ---------------------------  ------------------------------
(in millions)                                                   2003           2002           2003            2002
========================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                    $  2,236.2      $   2,132.2     $   269.7      $   314.0
Service cost                                                    104.0            103.3           9.9           13.2
Interest cost                                                   131.7            135.6          19.5           22.5
Participant contributions                                           -                -           4.2            4.0
Plan amendment                                                    1.6            (11.5)            -         (117.7)
Actuarial loss (gain)                                            85.1            (13.1)         (2.8)          54.0
Benefits paid                                                  (101.6)           (97.6)        (20.4)         (20.3)
Impact of settlement/curtailment                                    -            (12.7)            -              -
Impact of plan merger                                               -                -          26.7              -
------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                             2,457.0          2,236.2         306.8          269.7
------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                1,965.0          2,200.7         106.9          119.7
Actual return on plan assets                                    265.4           (142.4)         16.5          (12.7)
Employer contributions1                                         113.6              4.3          20.3           16.2
Participant contributions                                           -                -           4.2            4.0
Benefits paid1                                                 (101.6)           (97.6)        (20.4)         (20.3)
------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                      2,242.4          1,965.0         127.5          106.9
------------------------------------------------------------------------------------------------------------------------

Funded status                                                  (214.6)          (271.2)       (179.3)        (162.8)
Unrecognized prior service cost                                  30.3             33.6        (103.3)        (116.9)
Unrecognized net losses                                         192.1            225.9          56.9           71.9
Unrecognized net (asset) obligation at transition                (2.5)            (3.8)            -            0.1
------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                        $      5.3  $         (15.5)    $  (225.7)     $  (207.7)
========================================================================================================================
------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                             $  2,020.2      $   1,821.0           N/A            N/A
========================================================================================================================

          ________

          1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

     Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3 percent per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     The plan sponsor and participating employers, including the Company, expect to contribute $130.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2004.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     On June 30, 2002, NMIC Medicare operations ceased, and all Medicare employees were terminated as Nationwide employees. Curtailment charges of $10.5 million and curtailment credits of $10.0 million were directly assigned to NMIC for the years ended December 31, 2003 and 2002 respectively.

     Weighted average assumptions used in calculating benefit obligations and the funded status of the pension plan and postretirement life and health care benefit plan as of the end of each period presented were as follows:

                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                        ----------------------------  -----------------------------
                                                            2003           2002           2003           2002
===================================================================================================================

Discount rate                                                  5.50%          6.00%          6.10%           6.60%
Rate of increase in future compensation levels                 4.00%          4.50%              -               -
Assumed health care cost trend rate:
Initial rate                                                       -              -        11.00%1         11.30%1
Ultimate rate                                                      -              -         5.20%1          5.70%1
Declining period                                                   -              -       11 YEARS        11 Years
-------------------------------------------------------------------------------------------------------------------


          ________
          1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     The Company uses a December 31 measurement date for all plans.

     The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                                 TARGET
                                                                          ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                    2004                  2003             2002
===================================================================================================================================
Equity Securities                                                                40 - 65                      45%              43%
Debt Securities                                                                  25 - 50                      55%              57%
Real Estate                                                                       0 - 10                       0%               0%
Total                                                                                  -                     100%             100%
===================================================================================================================================


     The plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilit ies for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The asset allocation for the other postretirement life and healthcare benefit plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                               TARGET
                                                                        ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                  2004                  2003             2002
=================================================================================================================================
                                                                                     -
Equity Securities                                                              50 - 80                 59%               53%
Debt Securities                                                                20 - 50                 35%               39%
Other                                                                           0 - 10                  6%                8%
Total                                                                                -                100%              100%
=================================================================================================================================


         The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                    2003            2002             2001
========================================================================================================================

Service cost (benefits earned during the period)                           $     104.0    $      103.3   $        89.3
Interest cost on projected benefit obligation                                    131.7           135.6           129.1
Expected return on plan assets                                                  (156.7)         (178.6)         (183.8)
Recognized gains                                                                   0.1               -            (7.8)
Amortization of prior service cost                                                 4.5             4.4             3.2
Amortization of unrecognized transition asset                                     (1.3)           (1.3)           (1.3)
------------------------------------------------------------------------------------------------------------------------
       Net periodic pension cost                                            $     82.3    $       63.4   $        28.7
========================================================================================================================


     Weighted average assumptions used in calculating the net periodic pension cost, set at the beginning of each year, for the pension plan were as follows:

                                                                             2003           2002           2001
====================================================================================================================

Weighted average discount rate                                              6.00%          6.50%          6.75%
Rate of increase in future compensation levels                              4.50%          4.75%          5.00%
Expected long-term rate of return on plan assets                            7.75%          8.25%          8.00%
--------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

     In 2002, the pension plan's target investment portfolio was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================
Service cost (benefits attributed to employee service during the year)        $ 9.9         $ 13.2         $ 12.6
Interest cost on accumulated postretirement benefit obligation                 19.5           22.5           21.4
Expected return on plan assets                                                 (8.0)          (9.2)          (9.6)
Amortization of unrecognized transition obligation of affiliates                  -            0.6            0.6
Net amortization and deferral                                                  (9.9)          (0.5)          (0.4)
---------------------------------------------------------------------------------------------------------------------
NPPBC                                                                         $11.5         $ 26.6         $ 24.6
=====================================================================================================================


     Weighted average actuarial assumptions used for the measurement of the NPPBC, set at the beginning of each year, for the postretirement benefit plan for 2003, 2002 and 2001 were as follows:

                                                                                      2003           2002           2001
==========================================================================================================================

Discount rate                                                                         6.60%          7.25%          7.50%
Long-term rate of return on plan assets                                               7.50%          7.75%          8.00%
Assumed health care cost trend rate:
Initial rate                                                                         11.30% 1        11.00% 1       11.00%
Ultimate rate                                                                         5.70% 1        5.50%  1       5.50%
Declining period                                                                   11 YEARS        4 Years        4 Years
--------------------------------------------------------------------------------------------------------------------------

1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.5 million, $5.7 million and $5.6 million for 2003, 2002 and 2001, respectively, including $0.5 million and $0.4 million related to discontinued operations for 2002 and 2001, respectively.

(14) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of NLIC as of December 31, 2003 and 2002 was $2.23 billion and $1.61 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2003, 2002 and 2001 was $444.4 million, $92.5 million and $83.1 million, respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, NLIC could pay dividends totaling $284.4 million without obtaining prior approval. In February 2004, NLIC obtained prior approval from the Ohio Department of Insurance to pay a dividend to NFS in the amount of $75.0 million because the December 31, 2003 statutory financial statements had not been filed at the time of the dividend.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(15) RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $170.4 million, $135.6 million and $139.8 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.22 billion and $4.50 billion as of December 31, 2003 and 2002, respectively. Total revenues from these contracts were $138.9 million, $143.3 million and $150.7 million for the years ended December 31, 2003, 2002 and 2001, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111.8 million, $114.8 million and $122.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $12.80 billion and $12.21 billion, respectively. For the years ended December 31, 2003 and 2002, GGI paid the Company $38.6 million and $35.3 million, respectively, for the distribution and servicing of these funds.

     NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2003, 2002 and 2001 were $286.7 million, $325.0 million and $200.7 million, respectively, while benefits, claims and expenses ceded were $247.5 million, $328.4 million and $210.1 million, respectively.

     Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.8 million, $24.9 million and $26.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $17.5 million, $20.2 million and $18.7 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 and 2002, the Company had no borrowings from affiliated entities under such agreements. During 2003, 2002 and 2001, the most the Company had outstanding at any given time was $126.0 million, $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.1 million, $0.3 million and $0.2 million for 2003, 2002 and 2001, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $205.9 million and $87.0 million as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying consolidated balance sheets. For the years ending December 31, 2003, 2002 and 2001, the Company paid NCMC fees and expenses totaling $0.3 million, $0.3 million and $0.4 million, respectively.

     Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for each of the years in the three year period ended December 31, 2003 were $62.0 million, $50.3 million and $52.9 million, respectively.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 9, beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $71.0 million and $(45.4) million for the years ended December 31, 2002 and 2001, respectively. Total payments to (from) NLAIC were $(2.7) million and $0 for the years ended December 31, 2003 and 2002, respectively.

     In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

     In first quarter 2003 NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

     In 2003 and 2002, NLIC paid dividends of $60.0 million and $35.0 million, respectively, to NFS. During 2003 and 2002 NLIC paid dividends in the form of return of capital of $100.0 million and $475.0 million to NFS, respectively. Furthermore, in February 2004, NLIC paid a $75.0 million dividend to NFS.

     In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

     In December 2001, NLIC issued NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $47.1 million and $30.1 million in 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million and $0.5 million in 2003 and 2002, respectively. As of December 31, 2003 there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

(16) BANK LINES OF CREDIT

     The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700.0 million agreement maturing in May of 2005 and a 364 day $300.0 million agreement maturing in May of 2004 with a group of financial institutions. The Company and NMIC intend to renew both parts of the credit facility in 2004. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935.0 million. The Company had no amounts outstanding under this agreement as of December 31, 2003. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500.0 million commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003.

     Also, the Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The maximum amount available under the agreement is $100.0 million. The borrowing rate on this program rate is equal to fed funds plus 3 basis points. There were no amounts outstanding under this agreement as of December 31, 2003.

(17) CONTINGENCIES

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and the Company is of evaluating its merits. The Company intends to defend this lawsuit vigorously.

     On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that the Company acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by the Company and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On January 30, 2004, the Company filed its Revised Memorandum in Support of Summary Judgment, and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. The Company intends to defend this lawsuit vigorously.

     On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana, (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. The Company's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(18) SECURITIZATION TRANSACTIONS

     To date, the Company has sold $290.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 5.10% to 5.25% and as of December 31, 2003 held guarantee reserves totaling $2.9 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.

     The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $824.2 million. The Company does not anticipate making any payments related to the guarantees.

     At the time of the sales, $4.3 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the collateral is released. During 2003 and 2002, $3.1 million and $0.5 million of stabilization collateral had been released into income, respectively.

     To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Institutional Products segment is comprised of the Company's private and public sector group retirement plans, medium-term note program and structured products initiatives. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

     The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt and expenses of the Company's non-insurance subsidiaries not reported within the three product segments. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of pre-tax operating earnings.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2003, 2002 and 2001.

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2003
Net investment income                                  $      807.9  $      787.7  $      324.3 $     60.1   $     1,980.0
Other operating revenue                                       517.7         162.3         536.2        0.4         1,216.6
Net realized losses on investments, hedging                       -             -             -     (100.8)         (100.8)
   instruments and hedged items
---------------------------------------------------------------------------------------------------------------------------
   Total  operating revenues                                1,325.6         950.0         860.5      (40.3)        3,095.8
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              602.5         512.3         185.6          -         1,300.4
Amortization of deferred policy acquisition costs             228.4          45.6        101.9           -           375.9
Interest expense on debt, primarily with NFS                      -             -             -       48.4            48.4
Other benefits and expenses                                   324.0         183.1         423.0        6.6           936.7
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,154.9         741.0         710.5       55.0         2,661.4
---------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal
   income tax expense                                         170.7         209.0         150.0      (95.3)  $        434.4
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      100.8
------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      170.7  $      209.0  $      150.0 $      5.5
============================================================================================================
------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   49,392.5  $   33,837.4  $   11,243.5 $  6,097.5   $   100,570.9
===========================================================================================================================

2002
Net investment income                                  $      668.5  $      800.2  $      328.6 $     41.2   $     1,838.5
Other operating revenue                                       526.2         177.9         537.7        0.7         1,242.5
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      (84.4)          (84.4)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,194.7         978.1         866.3      (42.5)        2,996.6
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              505.9         548.9         186.4          -         1,241.2
Amortization of deferred policy acquisition costs             528.2          53.7          88.2          -           670.1
Interest expense on debt, primarily with NFS                      -             -             -       36.0            36.0
Other benefits and expenses                                   283.4         172.1         420.2        4.1           879.8
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,317.5         774.7         694.8       40.1         2,827.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
   federal income tax expense                                (122.8)        203.4         171.5      (82.6)          169.5
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -       84.4
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating (loss) earnings 1                    $     (122.8) $      203.4  $      171.5 $      1.8
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   40,830.0   $  30,440.7  $    9,676.3 $  5,075.6   $    86,022.6
===========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2001
Net investment income                                  $      534.7  $      847.5  $      323.3 $     19.2   $     1,724.7
Other operating revenue                                       556.0         209.4         511.5       (0.3)        1,276.6
Net realized losses on investments, hedging
   instruments and hedged items                                   -           -               -      (18.3)          (18.3)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,090.7       1,056.9         834.8        0.6         2,983.0
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              433.2         627.8         177.7          -         1,238.7
Amortization of deferred policy acquisition costs             220.0          47.6          80.3          -           347.9
Interest expense on debt primarily with NFS                       -             -             -        6.2             6.2
Other benefits and expenses                                   206.1         170.2         387.1       (2.1)          761.3
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                859.3         845.6         645.1        4.1         2,354.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before               231.4         211.3         189.7       (3.5)  $       628.9
   federal income tax expense
                                                                                                               ============
Net realized losses on investments, hedging
   instruments and hedged items not related
   to securitizations                                             -             -             -       20.2
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      231.4  $    211.3    $      189.7 $     16.7
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2
Assets as of period end                                $   43,885.4  $ 34,130.1    $    9,129.0 $  4,010.1   $    91,154.6
===========================================================================================================================

     ____________
     1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

     2    Inclues $24.8 million of assets related to discontinued operations.

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(20) VARIABLE INTEREST ENTITIES

     As of December 31, 2003, the Company has relationships with eight VIEs where the Company is the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to third-party investors where the Company provides guaranteed returns (See note 18). The Company has not yet adopted FIN 46 or FIN 46R as it relates to these VIEs. As such, these VIEs and their results of operations are not included in the consolidated financial statements.

     The net assets of these VIEs totaled $176.1 million as of December 31, 2003. The most significant components of net assets are $58.7 million of mortgage loans on real estate, $241.9 million of other long-term investments, $37.9 million in other assets, $59.2 million of short-term debt and $103.3 million of other liabilities. The total exposure to loss on these VIEs where the Company may be the primary beneficiary is less than $0.1 million as of December 31, 2003.

     For the mortgage loan VIE, which is the VIE to which the short-term debt relates to, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     In addition to the VIEs described above, the Company also holds variable interests, in the form of limited partnership (LP) or similar investments, in a number of tax credit funds. These investments have been held by the Company for periods of 1 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs where the Company is not the primary beneficiary is $44.2 million as of December 31, 2003.

(21) SUBSEQUENT EVENT

     As discussed in note 2(n), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in millions)                                                                                                     JANUARY 1, 2004
==================================================================================================================================

Increase in future policy benefits - ratchet interest crediting                                                           $ (12.3)
Increase in future policy benefits - secondary guarantees - life insurance                                                   (2.4)
Increase in future policy benefits - GMDB claim reserves                                                                     (1.8)
Increase in future policy benefits - GMIB claim reserves                                                                     (1.0)
Deferred acquisition costs related to above                                                                                  12.4
Deferred federal income taxes                                                                                                 1.8
Cumulative effect of adoption of accounting principle, net of tax                                                          $ (3.3)
==================================================================================================================================


     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:

          o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

          o    Mean gross equity performance of 8.1%

          o    Equity volatility of 18.7%

          o    Mortality - 100% of Annuity 2000 table

          o    Discount rate of 8.0%

          Lapse rate assumptions vary by duration as shown below:

DURATION         1         2         3          4         5          6         7         8          9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum          4.50%     5.50%      6.50%     8.50%     10.50%    10.50%    10.50%     17.50%    17.50%     17.50%
MAXIMUM          4.50%     8.50%     11.50%    17.50%     22.50%    22.50%    22.50%     22.50%    22.50%     19.50%


     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

PART C. OTHER INFORMATION


Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Financial Statements:

              Nationwide Variable Account-9:

                      Independent Auditors' Report.


                      Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2003.

                      Statements of Operations for the year ended December 31, 2003.

                      Statements of Changes in Contract Owners' Equity for the years ended December 31, 2003 and 2002.


                      Notes to Financial Statements.


              Nationwide Life Insurance Company and subsidiaries:

                      Independent Auditors' Report.


                      Consolidated Balance Sheets as of December
                      31, 2003 and 2002.

                      Consolidated Statements of Earnings for the years ended December 31, 2003, 2002 and 2001.

                      Consolidated Statements of Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.

                      Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.


                      Notes to Consolidated Financial Statements.

Item 24. (b) Exhibits

                 (1)  Resolution of the Depositor's Board of        Filed previously with this Registration
                      Directors authorizing the establishment       Statement and incorporated by reference (File
                      of the Registrant                             No. 333-52579).
                 (2)  Not Applicable
                 (3)  Underwriting or Distribution of               Filed previously with Post-Effective
                      contracts between the Depositor and           Amendment No. 5 (333-52579) and hereby
                      Principal Underwriter                         incorporated by reference.
                 (4)  The form of the variable annuity contract     Filed previously with this Registration
                                                                    Statement and incorporated by reference (File
                                                                    No. 333-52579).
                 (5)  Variable Annuity Application                  Filed previously with this Registration
                                                                    Statement and incorporated by reference (File
                                                                    No. 333-52579).
                 (6)  Articles of Incorporation of Depositor        Filed previously with this Registration
                                                                    Statement and incorporated by reference (File
                                                                    No. 333-52579).
                 (7)  Not Applicable
                 (8)  Not Applicable
                 (9)  Opinion of Counsel                            Filed previously with this Registration
                                                                    Statement and incorporated by reference (File
                                                                    No. 333-52579).
                 (10) Not Applicable
                 (11) Not Applicable
                 (12) Not Applicable

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         Arden L. Shisler, Director and Chairman of the Board
         W.G. Jurgensen, Director and Chief Executive Officer
         Joseph J. Gasper, Director, President and Chief Operating Officer
         Mark R. Thresher, President and Chief Operating Officer-Elect and Chief
            Financial Officer
         Patricia R. Hatler, Executive Vice President, General Counsel and
            Secretary
         Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer Robert A. Rosholt, Executive Vice President-Chief Finance and
            Investment Officer
         W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
         David A. Diamond, Senior Vice President
         Dennis P. Drent, Senior Vice President-Internal Audits
         Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide
            Financial
         J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
         Kelly A. Hamilton, Senior Vice President-NI Finance
         David K. Hollingsworth, Senior Vice President-President-Nationwide
            Insurance Sales
         David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Sales-Financial Services
         M. Eileen Kennedy, Senior Vice President-NF Finance
         Gale V. King, Senior Vice President-Property and Casualty Human
            Resources
         Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations
         Gary D. McMahan, Senior Vice President
         Brian W. Nocco, Senior Vice President and Treasurer
         Mark D. Phelan, Senior Vice President-Technology and Operations
         John S. Skubik, Senior Vice President-Consumer Finance
         Katherine A. Stumph, Senior Vice President-Marketing, Strategy and
            Urban Market Operations
         Mark D. Torkos, Senior Vice President-Property and Casualty Systems Richard M. Waggoner, Senior Vice President-Operations
         Robert O. Wilson, Senior Vice President-Corporate Strategy
         Susan A. Wolken, Senior Vice President-Product Management and
            Nationwide Financial Marketing
         James G. Brocksmith, Jr., Director
         Henry S. Holloway, Director
         James F. Patterson, Director
         Gerald D. Prothro, Director
         Joseph A. Alutto, Director
         Donald L. McWhorter, Director
         Arden L. Shisler, Director
         Alex Shumate, Director
         Lydia M. Marshall, Director
         David O. Miller, Director
         Martha J. Miller de Lombera, Director

         The business address of the Directors and Officers of the Depositor is:
         One Nationwide Plaza, Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR\ OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The company administers the deferred compensation
                                                                                plan for the public employees of the State of
                                                                                Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                December 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  75,843    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2003


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line
                                        December 31, 2003

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |___
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE MARITIMA VIDA e   |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock:  134,822,225     |
    |                               |   |   |------------   Shares          |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   |   CAP PRO HOLDING, INC.   |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |                           |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |
|  ------------------------------ |  ----------------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |
|  |                            | |  |                                |
|__|                            | |__| Common Stock: 5,000 Shares     |
|  |                            | |  | ------------                   |
|  |                            | |
|  |                            | |  |                                |
|  |TGN-100%                    | |  |                                |
|  ------------------------------ |  | NW Life-100%                   |
|                                 |  ----------------------------------
|  ------------------------------ |
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |
|__|                            | |__|       ASSIGNMENT COMPANY       |
|  |                            | |  |                                |
|  |                            | |  | NW LIFE-100%                   |
|  |                            | |  ----------------------------------
|  |                            | |
|  |TGN-100%                    | |  ----------------------------------
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |
|                                 |  |                                |
|  ------------------------------ |  | Units:                         |
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |
|__|                            | |  ----------------------------------
|  |                            | |
|  |                            | |  ----------------------------------
|  |                            | |  |    NATIONWIDE COMMUNITY        |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |
|  ------------------------------ |  |                                |
|                                 |--| Units:                         |
|  ------------------------------ |  | -----                          |
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |
|  |                            | |  ----------------------------------
|  |                            | |
|__|                            | |  ----------------------------------
   |                            | |  |     NATIONWIDE AFFORDABLE      |
   |                            | |  |         HOUSING, LLC           |
   |TGN-100%                    | |--|                                |
   ------------------------------    | NW Life-45%                    |
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                 ||                                      |
    --------------------------------- |   ----------------------------- ||                                      |
    |    FINANCIAL HORIZONS         | |   |                           | ||                                      |
    |    DISTRIBUTORS AGENCY        | |   |                           | ||                                      |
    |     OF ALABAMA, INC.          | |   |        FLORIDA            | ||                                      |
    |                               |_|   |        RECORDS            |_||                                      |
    | Common Stock: 10,000 Shares   | |   |    ADMINISTRATOR, INC     |__|                                      |
    | ------------                  | |   |                           |                                         |
    |                               | |   |                           |                                         |
    |                               | |   |                           |                                         |
    | NFIDAI-100%                   | |   |                           |                                         |
    --------------------------------- |   -----------------------------                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                                    |
                       --------------------------------   |   -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |   |   |                           |      | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |      |                              |
                       |                              |   |   |                           |      |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|      | NFS-100%                     |
                       --------------------------------   |   -----------------------------      -------------------------------
                                                          |                                                      |
 _______________________________________                  |                                                      |
                                       |                  |                                                      |
                        --------------------------------  |   -----------------------------      --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |      |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |      |                              |
                        |                              |  |   |                           |      | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |      | ------------                 |
                        | -------------                |      |                           |      |                              |
                        |                              |      |                           |      |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |      | NFSB-100%                    |
                        --------------------------------     -----------------------------      --------------------------------
                                    |
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ALABAMA              | | |        NEW MEXICO         |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               || |                           |  |
                               || | AMH - 99.99%              |  |
                               || | GNL - .01%                |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    AMH INVESTMENTS        |  |
                               || |                           |  |
                               ||_|                           |  |
                               |  |                           |  |
                               |  |                           |  |
                               |  | AMH - 100%                |  |__
                               |   ---------------------------
                               |               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-94%                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      December 31, 2003

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract owners of Qualified and Non-Qualified contracts as of February 11, 2004 was 6,778 and 10,089 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

(a)(1) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account                                   Nationwide VL Separate Account-C
    Nationwide Variable Account                                   Nationwide VL Separate Account-D
    Nationwide Variable Account-II                                Nationwide VLI Separate Account-2
    Nationwide Variable Account-4                                 Nationwide VLI Separate Account-3
    Nationwide Variable Account-5                                 Nationwide VLI Separate Account-4
    Nationwide Variable Account-6                                 Nationwide VLI Separate Account-6
    Nationwide Variable Account-7
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C



(a)(2) Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

     Nationwide Variable Account-9

     Nationwide Variable Account-12

     Nationwide VA Separate Account-D

     Nationwide VLI Separate Account-5

     Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

    Waddell & Reed Advisors Funds                                           Waddell & Reed Fixed Income Funds, Inc.
         Waddell & Reed Advisors Funds, Inc.                                    Waddell & Reed Government Securities Fund
             Waddell & Reed Advisors Accumulative Fund                          Waddell & Reed Limited Term Bond Fund
             Waddell & Reed Advisors Bond Fund
             Waddell & Reed Advisors Core Investment Fund                   W&R Target Funds, Inc.
             Waddell & Reed Advisors Science and Technology Fund                Asset Strategy Portfolio
                                                                                Balanced Portfolio

         Waddell & Reed Advisors Asset Strategy Fund, Inc.                      Bond Portfolio
         Waddell & Reed Advisors Cash Management, Inc.                          Core Equity Portfolio
         Waddell & Reed Advisors Continental Income Fund, Inc.                  Dividend Income Portfolio
                                                                                Growth Portfolio
         Waddell & Reed Advisors Global Bond Fund, Inc.                         High Income Portfolio
         Waddell & Reed Advisors High Income Fund, Inc.                         International Portfolio
         Waddell & Reed Advisors International Growth Fund, Inc.                International II Portfolio
                                                                                Limited-Term Bond Portfolio
         Waddell & Reed Advisors Municipal Bond Fund, Inc.                      Micro Cap Growth Portfolio
                                                                                Money Market Portfolio
         Waddell & Reed Advisors Municipal High Income Fund, Inc.               Science and Technology Portfolio
                                                                                Small Cap Growth Portfolio
         Waddell & Reed Advisors New Concepts Fund, Inc.                        Small Cap Value Portfolio
         Waddell & Reed Advisors Retirement Shares, Inc.                        Value Portfolio
         Waddell & Reed Advisors Small Cap Fund, Inc.
         Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
         Waddell & Reed Advisors Vanguard Fund, Inc.

    Waddell & Reed Advisors Select Funds, Inc.
         Waddell & Reed Advisors Dividend Income Fund
         Waddell & Reed Advisors Value Fund



(b)(1) Directors and Officers of NISC:
         Joseph J. Gasper, Director and Chairman of the Board
         Richard A. Karas, Director and Vice Chairman
         John M. Davis, President
         William G. Goslee, Senior Vice President
         Mark R. Thresher, Director, Senior Vice President and Treasurer
         Thomas E. Barnes, Vice President and Secretary
         Kevin S. Crossett, Vice President
         Trey Rouse, Vice President
         Peter R. Salvator, Vice President
         Barbara J. Shane, Vice President-Compliance Officer
         Karen R. Tackett, Vice President
         Alan A. Todryk, Vice President-Taxation
         Carol L. Dove, Associate Vice President-Treasury Services and Assistant
            Treasurer
         Glenn W. Soden, Associate Vice President and Assistant Secretary
         Dina A. Tantra, Assistant Secretary
         Mark D. Maxwell, Assistant Secretary
         E. Gary Berndt, Assistant Treasurer

         The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
         One Nationwide Plaza, Columbus, Ohio 43215

(b)(2) Directors and officers of Waddell & Reed, Inc.: Keith A. Tucker, Director and Chairman of the Board Henry J. Hermann, Director
         Robert J. Williams, Executive Vice President and National Sales Manager Thomas W. Butch, Executive Vice President and Chief Marketing Officer Daniel C. Schulte, Vice President and General Counsel
         Michael D. Strohm, Director, President, and Chief Executive Officer John E. Sundeen, Jr., Senior Vice President
         Mark A. Schieber, Vice President, Principal Accounting Officer, and
            Principal Financial Officer
         Wendy J. Hills, Secretary
         Brent K. Bloss, Vice President and Treasurer

         The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.

              (c)(1)

------------------------------ ------------------------ ----------------------- ------------------ -------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
------------------------------ ------------------------ ----------------------- ------------------ -------------------
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation
------------------------------ ------------------------ ----------------------- ------------------ -------------------

              (c)(2)
------------------------------ ------------------------ ----------------------- ------------------ -------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
------------------------------ ------------------------ ----------------------- ------------------ -------------------
Waddell & Reed, Inc.           N/A                      N/A                     N/A                N/A
------------------------------ ------------------------ ----------------------- ------------------ -------------------



Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable


Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

              Nationwide represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          Independent Auditors' Consent


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-9:


We consent to the use of our reports for Nationwide Variable Account- 9 dated February 20, 2004 and for Nationwide Life Insurance Company and subsidiaries dated March 11, 2004, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-52579). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.




KPMG LLP

Columbus, Ohio
April 30, 2004

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 14th day of June, 2004.
                          NATIONWIDE VARIABLE ACCOUNT-9
 -------------------------------------------------------------------------------
                                          (Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
 -------------------------------------------------------------------------------
                                          (Depositor)


                          By /s/ JAMIE RUFF CASTO, ESQ.
 -------------------------------------------------------------------------------
                             Jamie Ruff Casto, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 14th day of June, 2004.





W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH J. GASPER
-------------------------------------------------------------------------
Joseph J. Gasper, Director and President and Chief Operating Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

HENRY S. HOLLOWAY
-------------------------------------------------------------------------
Henry S. Holloway, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                                                         By /s/ JAMIE RUFF CASTO
                                                                          ------------------------------------------------------
                                                                                            Jamie Ruff Casto
                                                                                            Attorney-in-Fact
